UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Mid Cap Index Fund

July 31, 2018

MCX-QTLY-0918
1.929304.106

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 0.9%
Adient PLC	83,844	$3,993,490
Aptiv PLC	237,397	23,281,524
BorgWarner, Inc.	187,417	8,624,930
Gentex Corp.	245,658	5,699,266
Lear Corp.	59,518	10,720,977
The Goodyear Tire & Rubber Co.	215,460	5,216,287
Visteon Corp. (a)	26,463	3,098,288
		60,634,762
Automobiles - 0.2%
Harley-Davidson, Inc.	149,213	6,399,746
Thor Industries, Inc.	44,963	4,264,741
		10,664,487
Distributors - 0.4%
Genuine Parts Co.	128,142	12,469,498
LKQ Corp. (a)	276,641	9,273,006
Pool Corp.	35,250	5,402,063
		27,144,567
Diversified Consumer Services - 0.4%
Bright Horizons Family Solutions, Inc. (a)	51,270	5,485,377
Graham Holdings Co.	3,773	2,109,107
Grand Canyon Education, Inc. (a)	42,278	4,926,655
H&R Block, Inc.	187,610	4,720,268
Service Corp. International	158,472	6,235,873
ServiceMaster Global Holdings, Inc. (a)	121,549	6,927,078
		30,404,358
Hotels, Restaurants & Leisure - 2.8%
ARAMARK Holdings Corp.	218,912	8,802,452
Caesars Entertainment Corp. (a)(b)	532,237	6,014,278
Chipotle Mexican Grill, Inc. (a)	21,824	9,464,196
Choice Hotels International, Inc.	31,257	2,425,543
Darden Restaurants, Inc.	111,358	11,908,625
Domino's Pizza, Inc.	37,744	9,913,839
Dunkin' Brands Group, Inc. (b)	74,201	5,166,616
Extended Stay America, Inc. unit	169,623	3,611,274
Hilton Grand Vacations, Inc. (a)	86,764	3,001,167
Hilton Worldwide Holdings, Inc.	250,555	19,708,656
Hyatt Hotels Corp. Class A	40,688	3,183,022
International Game Technology PLC (b)	87,744	2,218,168
MGM Mirage, Inc.	465,294	14,596,273
Norwegian Cruise Line Holdings Ltd. (a)	183,793	9,195,164
Royal Caribbean Cruises Ltd.	151,490	17,082,012
Six Flags Entertainment Corp. (b)	63,994	4,156,410
U.S. Foods Holding Corp. (a)	193,167	6,530,976
Vail Resorts, Inc.	35,912	9,942,955
Wendy's Co.	168,722	2,814,283
Wyndham Destinations, Inc.	87,769	4,047,906
Wyndham Hotels & Resorts, Inc.	87,794	5,092,052
Wynn Resorts Ltd.	92,347	15,401,633
Yum China Holdings, Inc.	331,613	11,964,597
		186,242,097
Household Durables - 1.3%
D.R. Horton, Inc.	308,919	13,499,760
Garmin Ltd. (b)	102,016	6,370,899
Leggett & Platt, Inc.	117,532	5,120,869
Lennar Corp.:
Class A	252,064	13,175,385
Class B	16,994	734,141
Mohawk Industries, Inc. (a)	55,762	10,503,330
Newell Brands, Inc.	404,196	10,585,893
NVR, Inc. (a)	2,837	7,828,503
PulteGroup, Inc.	232,678	6,628,996
Tempur Sealy International, Inc. (a)(b)	41,833	2,044,379
Toll Brothers, Inc.	126,526	4,461,307
Whirlpool Corp.	62,103	8,141,703
		89,095,165
Internet & Direct Marketing Retail - 0.5%
Expedia, Inc.	108,249	14,488,046
Liberty Interactive Corp. QVC Group Series A (a)	389,590	8,294,371
TripAdvisor, Inc. (a)(b)	93,256	5,407,915
Wayfair LLC Class A (a)(b)	50,182	5,460,805
		33,651,137
Leisure Products - 0.4%
Brunswick Corp.	77,691	4,995,531
Hasbro, Inc.	102,343	10,194,386
Mattel, Inc. (b)	308,337	4,893,308
Polaris Industries, Inc. (b)	53,269	5,615,618
		25,698,843
Media - 2.1%
AMC Networks, Inc. Class A (a)	39,835	2,401,652
Cable One, Inc.	3,838	2,778,175
CBS Corp. Class B	295,331	15,555,084
Cinemark Holdings, Inc. (b)	96,130	3,452,990
Discovery Communications, Inc.:
Class A (a)(b)	137,210	3,647,042
Class C (non-vtg.) (a)	309,813	7,605,909
DISH Network Corp. Class A (a)	199,061	6,282,365
GCI Liberty, Inc. (a)	90,471	4,352,560
Interpublic Group of Companies, Inc.	344,312	7,764,236
John Wiley & Sons, Inc. Class A	39,860	2,517,159
Liberty Broadband Corp.:
Class A (a)	23,464	1,861,634
Class C (a)	92,708	7,367,505
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	175,933	6,201,638
Liberty Media Class A (a)(b)	23,199	777,398
Liberty SiriusXM Series A (a)	75,381	3,553,460
Liberty SiriusXM Series C (a)	152,541	7,204,511
Lions Gate Entertainment Corp.:
Class A (b)	44,123	1,052,334
Class B	86,323	1,974,207
Live Nation Entertainment, Inc. (a)	123,608	6,091,402
News Corp.:
Class A	342,469	5,161,008
Class B	109,014	1,667,914
Omnicom Group, Inc.	202,011	13,904,417
Sirius XM Holdings, Inc. (b)	1,152,792	8,092,600
The Madison Square Garden Co. (a)	16,513	5,155,028
Tribune Media Co. Class A	78,795	2,667,211
Viacom, Inc.:
Class A	11,093	381,599
Class B (non-vtg.)	313,973	9,120,916
		138,591,954
Multiline Retail - 1.0%
Dollar General Corp.	241,348	23,688,306
Dollar Tree, Inc.(a)	210,736	19,235,982
Kohl's Corp.	149,735	11,060,924
Macy's, Inc.	274,045	10,887,808
Nordstrom, Inc.	105,493	5,528,888
		70,401,908
Specialty Retail - 2.7%
Advance Auto Parts, Inc.	63,552	8,975,449
AutoNation, Inc. (a)(b)	49,796	2,416,600
AutoZone, Inc. (a)	24,079	16,988,457
Best Buy Co., Inc.	217,235	16,299,142
Burlington Stores, Inc. (a)	59,741	9,129,022
CarMax, Inc. (a)(b)	159,135	11,884,202
Dick's Sporting Goods, Inc.	69,693	2,379,319
Floor & Decor Holdings, Inc. Class A (a)(b)	34,580	1,651,195
Foot Locker, Inc.	105,238	5,136,667
Gap, Inc.	195,912	5,910,665
L Brands, Inc.	207,900	6,584,193
Michaels Companies, Inc. (a)(b)	97,940	1,998,955
O'Reilly Automotive, Inc. (a)	72,122	22,069,332
Penske Automotive Group, Inc.	31,872	1,663,718
Ross Stores, Inc.	332,385	29,060,421
Tiffany & Co., Inc.	111,117	15,285,255
Tractor Supply Co.	109,309	8,530,474
Ulta Beauty, Inc. (a)	51,290	12,534,763
Urban Outfitters, Inc. (a)	66,186	2,938,658
Williams-Sonoma, Inc. (b)	74,429	4,353,352
		185,789,839
Textiles, Apparel & Luxury Goods - 1.5%
Carter's, Inc.	41,454	4,345,623
Columbia Sportswear Co.	27,521	2,393,777
Hanesbrands, Inc. (b)	321,430	7,155,032
lululemon athletica, Inc. (a)	88,167	10,575,632
Michael Kors Holdings Ltd. (a)	128,057	8,545,244
PVH Corp.	68,610	10,533,007
Ralph Lauren Corp.	49,217	6,643,311
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	119,053	3,300,149
Switch, Inc. Class A (b)	31,410	408,958
Tapestry, Inc.	258,168	12,164,876
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	167,791	3,350,786
Class C (non-vtg.) (a)(b)	169,018	3,167,397
VF Corp.	290,326	26,730,315
		99,314,107

TOTAL CONSUMER DISCRETIONARY		957,633,224

CONSUMER STAPLES - 4.1%
Beverages - 0.5%
Brown-Forman Corp.:
Class A	46,314	2,467,147
Class B (non-vtg.)	253,514	13,492,015
Keurig Dr. Pepper, Inc.	160,374	3,850,580
Molson Coors Brewing Co. Class B	155,504	10,418,768
		30,228,510
Food & Staples Retailing - 0.5%
Casey's General Stores, Inc.	33,445	3,658,214
Kroger Co.	763,572	22,143,588
Sprouts Farmers Market LLC (a)	116,549	2,504,638
Welbilt, Inc. (a)	116,571	2,657,819
		30,964,259
Food Products - 2.4%
Archer Daniels Midland Co.	501,250	24,190,325
Bunge Ltd.	126,141	8,720,127
Campbell Soup Co. (b)	158,840	6,496,556
ConAgra Foods, Inc.	337,985	12,407,429
Flowers Foods, Inc.	160,988	3,284,155
Hormel Foods Corp. (b)	243,467	8,757,508
Ingredion, Inc.	64,519	6,535,775
Kellogg Co.	223,069	15,844,591
Lamb Weston Holdings, Inc.	131,280	9,225,046
McCormick & Co., Inc. (non-vtg.)	108,926	12,803,162
Pilgrim's Pride Corp. (a)(b)	46,801	833,994
Pinnacle Foods, Inc.	106,205	7,054,136
Post Holdings, Inc. (a)	58,742	5,084,708
Seaboard Corp.	231	840,378
The Hain Celestial Group, Inc. (a)	85,520	2,432,189
The Hershey Co.	125,791	12,353,934
The J.M. Smucker Co.	98,633	10,960,099
TreeHouse Foods, Inc. (a)	48,873	2,320,979
Tyson Foods, Inc. Class A	261,231	15,059,967
		165,205,058
Household Products - 0.5%
Church & Dwight Co., Inc.	219,635	12,277,597
Clorox Co.	116,558	15,755,145
Energizer Holdings, Inc.	52,843	3,365,042
Spectrum Brands Holdings, Inc.	37,559	3,281,530
		34,679,314
Personal Products - 0.2%
Coty, Inc. Class A (b)	417,248	5,595,296
Herbalife Nutrition Ltd. (a)	102,769	5,305,963
Nu Skin Enterprises, Inc. Class A	49,254	3,588,154
		14,489,413

TOTAL CONSUMER STAPLES		275,566,554

ENERGY - 5.3%
Energy Equipment & Services - 0.6%
Helmerich & Payne, Inc. (b)	95,281	5,845,489
Nabors Industries Ltd.	308,002	1,841,852
National Oilwell Varco, Inc.	342,533	16,653,954
Patterson-UTI Energy, Inc.	196,405	3,378,166
RPC, Inc. (b)	50,135	741,998
Transocean Ltd. (United States) (a)(b)	384,547	4,949,120
Weatherford International PLC (a)(b)	893,009	3,027,301
		36,437,880
Oil, Gas & Consumable Fuels - 4.7%
Andeavor	126,478	18,979,289
Antero Resources Corp. (a)(b)	216,508	4,447,074
Apache Corp.	343,288	15,791,248
Cabot Oil & Gas Corp.	399,436	9,386,746
Centennial Resource Development, Inc. Class A (a)(b)	164,415	2,952,893
Cheniere Energy, Inc. (a)	187,291	11,892,979
Chesapeake Energy Corp. (a)(b)	805,872	3,803,716
Cimarex Energy Co.	84,273	8,309,318
CNX Resources Corp. (a)	192,236	3,129,602
Concho Resources, Inc. (a)	174,579	25,462,347
Continental Resources, Inc. (a)(b)	78,312	5,001,787
Devon Energy Corp.	469,082	21,113,381
Diamondback Energy, Inc.	88,080	11,622,156
Energen Corp. (a)	78,333	5,810,742
EQT Corp.	237,357	11,791,896
Extraction Oil & Gas, Inc. (a)(b)	98,062	1,482,697
Hess Corp.	237,489	15,586,403
HollyFrontier Corp.	145,023	10,815,815
Kosmos Energy Ltd. (a)(b)	214,741	1,627,737
Marathon Oil Corp.	764,510	16,146,451
Murphy Oil Corp.	147,188	4,895,473
Newfield Exploration Co. (a)	178,552	5,128,013
Noble Energy, Inc.	430,074	15,521,371
ONEOK, Inc.	367,832	25,910,086
Parsley Energy, Inc. Class A (a)	231,984	7,291,257
PBF Energy, Inc. Class A	99,912	4,665,890
QEP Resources, Inc. (a)	212,509	2,207,969
Range Resources Corp. (b)	189,200	2,919,356
SM Energy Co.	99,601	2,740,024
Targa Resources Corp.	193,792	9,896,957
The Williams Companies, Inc.	743,990	22,133,703
Whiting Petroleum Corp. (a)	80,322	3,987,987
WPX Energy, Inc. (a)	355,735	6,677,146
		319,129,509

TOTAL ENERGY		355,567,389

FINANCIALS - 13.8%
Banks - 4.7%
Associated Banc-Corp.	151,998	4,103,946
Bank of Hawaii Corp.	37,464	3,015,477
Bank of the Ozarks, Inc.	108,865	4,452,579
BankUnited, Inc.	93,349	3,627,542
BOK Financial Corp.	23,384	2,275,965
CIT Group, Inc.	113,910	6,029,256
Citizens Financial Group, Inc.	435,328	17,317,348
Comerica, Inc.	153,504	14,880,678
Commerce Bancshares, Inc.	85,221	5,692,763
Cullen/Frost Bankers, Inc.	51,237	5,661,176
East West Bancorp, Inc.	129,373	8,375,608
Fifth Third Bancorp	615,311	18,207,052
First Citizen Bancshares, Inc.	7,105	2,890,456
First Hawaiian, Inc.	61,332	1,733,242
First Horizon National Corp.	289,496	5,179,083
First Republic Bank	143,750	14,211,125
FNB Corp., Pennsylvania	289,736	3,717,313
Huntington Bancshares, Inc.	981,117	15,148,446
KeyCorp	948,395	19,793,004
M&T Bank Corp.	130,045	22,543,301
PacWest Bancorp	112,403	5,644,879
Peoples United Financial, Inc.	310,246	5,655,785
Pinnacle Financial Partners, Inc.	67,290	4,205,625
Popular, Inc.	90,280	4,480,596
Prosperity Bancshares, Inc.	59,608	4,181,501
Regions Financial Corp.	1,007,856	18,756,200
Signature Bank	48,501	5,321,045
Sterling Bancorp	200,077	4,441,709
SunTrust Banks, Inc.	416,561	30,021,551
SVB Financial Group (a)	47,473	14,615,987
Synovus Financial Corp.	104,899	5,184,109
TCF Financial Corp.	147,870	3,713,016
Texas Capital Bancshares, Inc. (a)	44,499	4,040,509
Umpqua Holdings Corp.	196,662	4,188,901
Webster Financial Corp.	82,039	5,293,977
Western Alliance Bancorp. (a)	87,688	4,973,663
Wintrust Financial Corp.	50,142	4,398,958
Zions Bancorporation	174,330	9,012,861
		316,986,232
Capital Markets - 3.4%
Affiliated Managers Group, Inc.	48,549	7,768,325
Ameriprise Financial, Inc.	129,727	18,897,332
BGC Partners, Inc. Class A	235,014	2,524,050
Brighthouse Financial, Inc.	107,691	4,677,020
Cboe Global Markets, Inc.	100,149	9,727,472
E*TRADE Financial Corp. (a)	237,356	14,196,262
Eaton Vance Corp. (non-vtg.)	103,823	5,516,116
Evercore, Inc. Class A	36,002	4,068,226
FactSet Research Systems, Inc.	33,942	6,834,561
Franklin Resources, Inc.	283,731	9,737,648
Interactive Brokers Group, Inc.	62,996	3,770,941
Invesco Ltd.	363,554	9,812,322
Lazard Ltd. Class A	104,185	5,657,246
Legg Mason, Inc.	75,426	2,574,289
LPL Financial	79,157	5,247,318
MarketAxess Holdings, Inc.	32,818	6,359,144
Moody's Corp.	149,540	25,589,285
Morningstar, Inc.	16,346	2,157,672
MSCI, Inc.	79,088	13,143,635
Northern Trust Corp.	186,136	20,329,774
Raymond James Financial, Inc.	117,596	10,770,618
SEI Investments Co.	119,530	7,164,628
T. Rowe Price Group, Inc.	211,805	25,221,739
The NASDAQ OMX Group, Inc.	105,397	9,633,286
Virtu Financial, Inc. Class A	34,489	694,953
		232,073,862
Consumer Finance - 1.0%
Ally Financial, Inc.	386,380	10,339,529
Credit Acceptance Corp. (a)(b)	10,116	3,880,498
Discover Financial Services	312,247	22,297,558
Navient Corp.	234,659	3,099,845
OneMain Holdings, Inc. (a)	68,634	2,282,081
Santander Consumer U.S.A. Holdings, Inc.	103,990	2,000,768
SLM Corp. (a)	390,738	4,411,432
Synchrony Financial	678,771	19,643,633
		67,955,344
Diversified Financial Services - 0.2%
AXA Equitable Holdings, Inc.	123,312	2,711,631
Jefferies Financial Group, Inc.	278,152	6,745,186
Voya Financial, Inc.	151,194	7,638,321
		17,095,138
Insurance - 3.8%
Alleghany Corp.	13,188	8,298,813
American Financial Group, Inc.	64,391	7,256,222
American National Insurance Co.	6,742	869,651
Arch Capital Group Ltd. (a)	346,927	10,602,089
Arthur J. Gallagher & Co.	161,641	11,533,085
Aspen Insurance Holdings Ltd.	53,107	2,148,178
Assurant, Inc.	47,023	5,186,637
Assured Guaranty Ltd.	99,062	3,855,493
Athene Holding Ltd. (a)	142,292	6,526,934
Axis Capital Holdings Ltd.	73,601	4,162,873
Brown & Brown, Inc.	205,829	6,022,557
Cincinnati Financial Corp.	137,710	10,415,007
CNA Financial Corp.	24,801	1,160,191
Erie Indemnity Co. Class A	22,079	2,743,095
Everest Re Group Ltd.	36,243	7,913,659
First American Financial Corp.	97,257	5,446,392
FNF Group	236,571	9,581,126
Hanover Insurance Group, Inc.	38,014	4,767,716
Hartford Financial Services Group, Inc.	321,081	16,920,969
Lincoln National Corp.	195,680	13,325,808
Loews Corp.	251,956	12,794,326
Markel Corp. (a)	12,171	14,240,070
Mercury General Corp.	24,892	1,280,196
Old Republic International Corp.	253,966	5,412,015
Principal Financial Group, Inc.	253,463	14,721,131
Reinsurance Group of America, Inc.	57,799	8,178,559
RenaissanceRe Holdings Ltd.	35,649	4,700,321
Torchmark Corp.	94,515	8,323,936
Unum Group	187,866	7,463,916
W.R. Berkley Corp.	85,180	6,457,496
White Mountains Insurance Group Ltd.	2,760	2,519,963
Willis Group Holdings PLC	118,168	18,838,343
XL Group Ltd.	226,858	12,756,225
		256,422,992
Mortgage Real Estate Investment Trusts - 0.6%
AGNC Investment Corp.	376,646	7,333,298
Annaly Capital Management, Inc.	1,040,244	11,151,416
Chimera Investment Corp.	167,565	3,200,492
MFA Financial, Inc.	356,688	2,871,338
New Residential Investment Corp.	299,037	5,349,772
Starwood Property Trust, Inc.	228,820	5,226,249
Two Harbors Investment Corp.	220,149	3,412,310
		38,544,875
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	427,101	4,599,878
TFS Financial Corp.	45,913	698,796
		5,298,674

TOTAL FINANCIALS		934,377,117

HEALTH CARE - 9.7%
Biotechnology - 1.5%
Agios Pharmaceuticals, Inc. (a)(b)	45,309	3,915,151
Alkermes PLC (a)(b)	137,767	6,041,083
Alnylam Pharmaceuticals, Inc. (a)	79,960	7,596,200
BioMarin Pharmaceutical, Inc. (a)	158,508	15,939,564
bluebird bio, Inc. (a)	47,983	7,432,567
Exact Sciences Corp. (a)	107,176	6,264,437
Exelixis, Inc. (a)	262,646	5,436,772
Incyte Corp. (a)	157,152	10,456,894
Ionis Pharmaceuticals, Inc. (a)(b)	111,820	4,884,298
Neurocrine Biosciences, Inc. (a)	79,776	8,016,690
Sage Therapeutics, Inc. (a)	40,665	5,868,773
Sarepta Therapeutics, Inc. (a)(b)	55,403	6,440,045
Seattle Genetics, Inc. (a)(b)	95,938	6,754,035
TESARO, Inc. (a)(b)	34,048	1,185,892
United Therapeutics Corp. (a)	38,464	4,727,610
		100,960,011
Health Care Equipment & Supplies - 3.3%
Abiomed, Inc. (a)	37,897	13,435,623
Align Technology, Inc. (a)	71,124	25,366,375
Cantel Medical Corp.	32,989	3,058,410
Dentsply Sirona, Inc.	200,368	9,639,704
DexCom, Inc. (a)(b)	78,199	7,439,071
Edwards Lifesciences Corp. (a)	188,484	26,849,546
Hill-Rom Holdings, Inc.	59,270	5,583,234
Hologic, Inc. (a)	243,091	10,431,035
ICU Medical, Inc. (a)	13,966	4,005,449
IDEXX Laboratories, Inc. (a)	77,071	18,877,000
Insulet Corp. (a)	52,319	4,350,848
Integra LifeSciences Holdings Corp. (a)	64,906	4,045,591
Masimo Corp. (a)	40,414	4,017,960
Penumbra, Inc. (a)	27,433	3,902,344
ResMed, Inc.	126,287	13,358,639
Steris PLC	74,985	8,583,533
Teleflex, Inc.	40,810	11,129,295
The Cooper Companies, Inc.	43,338	11,289,549
Varian Medical Systems, Inc. (a)	81,930	9,458,819
West Pharmaceutical Services, Inc.	65,662	7,199,838
Zimmer Biomet Holdings, Inc.	182,789	22,943,675
		224,965,538
Health Care Providers & Services - 2.2%
Acadia Healthcare Co., Inc. (a)(b)	77,556	3,061,911
AmerisourceBergen Corp.	143,890	11,774,519
Cardinal Health, Inc.	279,279	13,949,986
Centene Corp. (a)	182,125	23,736,351
Chemed Corp.	13,892	4,390,289
DaVita HealthCare Partners, Inc. (a)	121,386	8,531,008
Envision Healthcare Corp. (a)	107,412	4,754,055
HealthSouth Corp.	87,682	6,631,390
Henry Schein, Inc. (a)(b)	137,356	10,907,440
Laboratory Corp. of America Holdings (a)	91,613	16,063,423
MEDNAX, Inc. (a)	82,866	3,545,836
Molina Healthcare, Inc. (a)	55,051	5,730,259
Premier, Inc. (a)(b)	47,193	1,765,018
Quest Diagnostics, Inc.	121,568	13,095,305
Universal Health Services, Inc. Class B	75,828	9,258,599
Wellcare Health Plans, Inc. (a)	39,971	10,689,045
		147,884,434
Health Care Technology - 0.5%
athenahealth, Inc. (a)	35,808	5,396,624
Cerner Corp. (a)	284,633	17,670,017
Veeva Systems, Inc. Class A (a)	107,518	8,131,586
		31,198,227
Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc.	289,603	19,125,382
Bio-Rad Laboratories, Inc. Class A (a)	18,929	5,804,578
Bio-Techne Corp.	33,267	5,344,011
Bruker Corp.	89,973	2,915,125
Charles River Laboratories International, Inc. (a)	42,324	5,260,873
Mettler-Toledo International, Inc. (a)	22,346	13,240,228
PerkinElmer, Inc.	98,465	7,796,459
PRA Health Sciences, Inc. (a)	45,205	4,752,854
QIAGEN NV (a)	198,441	7,167,689
Quintiles Transnational Holdings, Inc. (a)	146,229	17,831,164
Waters Corp. (a)	69,861	13,781,479
		103,019,842
Pharmaceuticals - 0.7%
Catalent, Inc. (a)	128,156	5,344,105
Jazz Pharmaceuticals PLC (a)	52,641	9,111,104
Mylan NV (a)	461,006	17,200,134
Nektar Therapeutics (a)	139,864	7,356,846
Perrigo Co. PLC	115,762	9,321,156
		48,333,345

TOTAL HEALTH CARE		656,361,397

INDUSTRIALS - 14.1%
Aerospace & Defense - 2.1%
Arconic, Inc.	387,620	8,407,478
BWX Technologies, Inc.	89,134	5,861,452
Curtiss-Wright Corp.	39,413	5,243,111
Harris Corp.	106,436	17,556,618
HEICO Corp.	34,164	2,609,105
HEICO Corp. Class A	68,192	4,415,432
Hexcel Corp.	80,075	5,525,976
Huntington Ingalls Industries, Inc.	39,104	9,113,187
L3 Technologies, Inc.	70,288	15,072,559
Rockwell Collins, Inc.	147,043	20,437,507
Spirit AeroSystems Holdings, Inc. Class A	101,339	9,449,862
Teledyne Technologies, Inc. (a)	31,641	6,942,668
Textron, Inc.	230,078	15,707,425
TransDigm Group, Inc. (b)	43,519	16,343,125
		142,685,505
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	124,249	11,459,485
Expeditors International of Washington, Inc.	156,424	11,914,816
XPO Logistics, Inc. (a)	106,580	10,628,158
		34,002,459
Airlines - 0.7%
Alaska Air Group, Inc.	107,736	6,769,053
American Airlines Group, Inc.	376,358	14,881,195
Copa Holdings SA Class A	27,992	2,724,741
JetBlue Airways Corp. (a)	283,615	5,105,070
United Continental Holdings, Inc. (a)	223,418	17,962,807
		47,442,866
Building Products - 0.8%
A.O. Smith Corp.	127,521	7,591,325
Allegion PLC	85,105	6,939,462
Armstrong World Industries, Inc. (a)	40,510	2,750,629
Fortune Brands Home & Security, Inc.	130,607	7,575,206
Lennox International, Inc.	32,910	7,144,103
Masco Corp.	277,614	11,196,173
Owens Corning	98,325	6,117,782
USG Corp. (a)	73,053	3,157,351
		52,472,031
Commercial Services & Supplies - 0.9%
Cintas Corp.	78,206	15,991,563
Clean Harbors, Inc. (a)	46,256	2,633,354
Copart, Inc. (a)	181,517	10,417,261
KAR Auction Services, Inc.	120,627	7,171,275
Republic Services, Inc.	196,919	14,272,689
Rollins, Inc.	86,679	4,762,144
Stericycle, Inc. (a)	74,299	5,190,528
		60,438,814
Construction & Engineering - 0.4%
AECOM (a)	143,145	4,803,946
Fluor Corp.	125,659	6,440,024
Jacobs Engineering Group, Inc.	114,199	7,723,278
Quanta Services, Inc. (a)	133,965	4,564,188
Valmont Industries, Inc.	19,808	2,766,187
		26,297,623
Electrical Equipment - 1.2%
Acuity Brands, Inc.	36,438	5,065,975
AMETEK, Inc.	204,813	15,934,451
Fortive Corp.	275,985	22,652,849
GrafTech International Ltd. (b)	35,395	750,374
Hubbell, Inc. Class B	48,917	6,029,020
Regal Beloit Corp.	39,206	3,369,756
Rockwell Automation, Inc.	112,289	21,060,925
Sensata Technologies, Inc. PLC (a)	151,552	8,239,882
		83,103,232
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	53,358	6,554,497
ITT, Inc.	78,387	4,442,191
Roper Technologies, Inc.	90,887	27,438,785
		38,435,473
Machinery - 3.6%
AGCO Corp.	59,721	3,763,617
Allison Transmission Holdings, Inc.	108,157	5,083,379
Apergy Corp. (a)	69,600	2,853,600
Colfax Corp. (a)	80,800	2,609,840
Crane Co.	44,832	4,060,434
Cummins, Inc.	137,085	19,577,109
Donaldson Co., Inc.	116,495	5,556,812
Dover Corp.	135,848	11,272,667
Flowserve Corp.	117,313	5,200,485
Gardner Denver Holdings, Inc. (a)	95,362	2,728,307
Gates Industrial Corp. PLC (a)	41,330	643,508
Graco, Inc.	148,209	6,838,363
IDEX Corp.	68,651	10,543,421
Ingersoll-Rand PLC	222,202	21,889,119
Lincoln Electric Holdings, Inc.	56,468	5,304,604
Middleby Corp. (a)(b)	49,062	5,027,874
Nordson Corp.	51,927	6,963,930
Oshkosh Corp.	65,942	4,962,136
PACCAR, Inc.	308,148	20,251,487
Parker Hannifin Corp.	119,046	20,124,726
Pentair PLC	144,183	6,437,771
Snap-On, Inc.	50,252	8,522,237
Stanley Black & Decker, Inc.	138,682	20,728,799
Terex Corp.	61,045	2,693,305
Timken Co.	61,558	3,031,732
Toro Co.	94,142	5,666,407
Trinity Industries, Inc.	131,725	5,018,723
WABCO Holdings, Inc. (a)	47,962	6,027,864
Wabtec Corp.	76,926	8,486,476
Xylem, Inc.	160,537	12,290,713
		244,159,445
Marine - 0.1%
Kirby Corp. (a)	52,805	4,406,577
Professional Services - 1.5%
CoStar Group, Inc. (a)	32,121	13,357,518
Dun & Bradstreet Corp.	33,335	4,196,543
Equifax, Inc.	107,068	13,437,034
IHS Markit Ltd. (a)	349,452	18,531,440
Manpower, Inc.	58,851	5,488,444
Nielsen Holdings PLC	319,479	7,526,925
Robert Half International, Inc.	107,699	8,159,276
TransUnion Holding Co., Inc.	164,743	11,927,393
Verisk Analytics, Inc. (a)	143,996	15,928,838
		98,553,411
Road & Rail - 0.7%
AMERCO	6,233	2,350,340
Genesee & Wyoming, Inc. Class A (a)(b)	53,352	4,588,272
J.B. Hunt Transport Services, Inc.	77,962	9,347,644
Kansas City Southern	91,687	10,660,447
Knight-Swift Transportation Holdings, Inc. Class A	115,434	3,757,377
Landstar System, Inc.	37,556	4,174,349
Old Dominion Freight Lines, Inc.	58,980	8,658,264
Ryder System, Inc.	46,691	3,655,905
Schneider National, Inc. Class B	43,287	1,131,522
		48,324,120
Trading Companies & Distributors - 1.0%
Air Lease Corp. Class A	87,156	3,831,378
Fastenal Co.	257,410	14,654,351
HD Supply Holdings, Inc. (a)	166,370	7,316,953
MSC Industrial Direct Co., Inc. Class A	40,132	3,396,371
United Rentals, Inc. (a)	74,793	11,129,198
Univar, Inc. (a)	103,478	2,844,610
W.W. Grainger, Inc.	40,814	14,144,500
Watsco, Inc.	28,573	4,929,128
WESCO International, Inc. (a)	42,162	2,571,882
		64,818,371
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC (b)	71,344	3,239,731

TOTAL INDUSTRIALS		948,379,658

INFORMATION TECHNOLOGY - 18.1%
Communications Equipment - 1.1%
Arista Networks, Inc. (a)	50,947	13,028,676
Arris International PLC (a)	156,581	3,955,236
CommScope Holding Co., Inc. (a)	170,325	5,469,136
EchoStar Holding Corp. Class A (a)	42,946	1,932,141
F5 Networks, Inc. (a)	54,756	9,384,083
Juniper Networks, Inc.	309,683	8,157,050
Motorola Solutions, Inc.	145,548	17,654,972
Palo Alto Networks, Inc. (a)	79,571	15,775,746
Ubiquiti Networks, Inc. (a)(b)	17,461	1,441,929
		76,798,969
Electronic Equipment & Components - 2.3%
ADT, Inc. (b)	93,038	838,272
Amphenol Corp. Class A	264,843	24,765,469
Arrow Electronics, Inc. (a)	78,091	5,922,421
Avnet, Inc.	104,996	4,604,075
CDW Corp.	132,657	11,155,127
Cognex Corp.	148,145	7,819,093
Coherent, Inc. (a)	22,171	3,504,348
Corning, Inc.	733,754	24,345,958
Dell Technologies, Inc. (a)	179,339	16,592,444
Dolby Laboratories, Inc. Class A	54,143	3,489,516
FLIR Systems, Inc.	120,395	7,055,147
IPG Photonics Corp. (a)	32,281	5,295,375
Jabil, Inc.	150,032	4,226,401
Keysight Technologies, Inc. (a)	167,637	9,722,946
Littelfuse, Inc.	21,586	4,680,277
National Instruments Corp.	99,095	4,341,352
Trimble, Inc. (a)	223,481	7,888,879
Zebra Technologies Corp. Class A (a)	47,253	6,517,606
		152,764,706
Internet Software & Services - 1.6%
2U, Inc. (a)	48,344	3,657,707
Akamai Technologies, Inc. (a)	149,062	11,218,406
DocuSign, Inc. (b)	22,834	1,230,753
GoDaddy, Inc. (a)	134,058	9,869,350
GrubHub, Inc. (a)	80,808	9,849,687
IAC/InterActiveCorp (a)	66,726	9,825,404
LogMeIn, Inc.	46,061	3,733,244
Match Group, Inc. (a)(b)	46,700	1,686,804
Nutanix, Inc. Class A (a)	95,304	4,659,413
Okta, Inc. (a)	76,767	3,811,482
Twilio, Inc. Class A (a)	64,125	3,712,196
Twitter, Inc. (a)	635,105	20,240,796
VeriSign, Inc. (a)	94,562	13,733,239
Zillow Group, Inc.:
Class A (a)	50,942	2,871,601
Class C (a)(b)	101,016	5,626,591
		105,726,673
IT Services - 4.5%
Alliance Data Systems Corp.	43,197	9,714,141
Amdocs Ltd.	127,976	8,648,618
Booz Allen Hamilton Holding Corp. Class A	126,943	6,000,596
Broadridge Financial Solutions, Inc.	105,395	11,907,527
Conduent, Inc. (a)	170,768	3,066,993
CoreLogic, Inc. (a)	72,993	3,554,759
DXC Technology Co.	256,159	21,706,914
EPAM Systems, Inc. (a)	45,440	5,916,742
Euronet Worldwide, Inc. (a)	44,117	4,056,117
Fidelity National Information Services, Inc.	295,922	30,518,436
First Data Corp. Class A (a)	429,606	9,992,636
Fiserv, Inc. (a)	367,462	27,736,032
FleetCor Technologies, Inc. (a)	79,892	17,336,564
Gartner, Inc. (a)	79,322	10,742,578
Genpact Ltd.	131,944	4,008,459
Global Payments, Inc.	142,642	16,057,210
Jack Henry & Associates, Inc.	68,919	9,283,389
Leidos Holdings, Inc.	128,134	8,766,928
Paychex, Inc.	288,030	19,879,831
Sabre Corp.	214,050	5,269,911
Square, Inc. (a)	256,796	16,601,861
Teradata Corp. (a)	108,283	4,146,156
The Western Union Co.	412,848	8,323,016
Total System Services, Inc.	161,635	14,796,068
WEX, Inc. (a)	36,936	7,011,192
Worldpay, Inc. (a)	262,076	21,540,026
		306,582,700
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. (a)(b)	815,788	14,953,394
Analog Devices, Inc.	331,399	31,860,696
Cypress Semiconductor Corp.	321,056	5,718,007
First Solar, Inc. (a)	73,386	3,841,757
KLA-Tencor Corp.	140,084	16,448,663
Lam Research Corp.	147,142	28,051,151
Marvell Technology Group Ltd.	489,134	10,423,446
Maxim Integrated Products, Inc.	249,864	15,276,685
Microchip Technology, Inc. (b)	206,432	19,286,942
MKS Instruments, Inc.	48,450	4,568,835
Monolithic Power Systems, Inc.	36,436	4,834,328
ON Semiconductor Corp. (a)	379,187	8,361,073
Qorvo, Inc. (a)	113,114	9,248,201
Skyworks Solutions, Inc.	163,173	15,432,902
Teradyne, Inc.	171,216	7,405,092
Universal Display Corp. (b)	38,093	3,668,356
Versum Materials, Inc.	97,479	3,757,815
Xilinx, Inc.	228,676	16,480,679
		219,618,022
Software - 4.6%
ANSYS, Inc. (a)	74,844	12,639,655
Aspen Technology, Inc. (a)	63,993	6,129,889
Atlassian Corp. PLC (a)(b)	82,292	5,958,764
Autodesk, Inc. (a)	196,853	25,283,799
Black Knight, Inc. (a)	127,155	6,567,556
CA Technologies, Inc.	281,954	12,465,186
Cadence Design Systems, Inc. (a)	250,162	11,029,643
CDK Global, Inc.	117,952	7,366,102
Ceridian HCM Holding, Inc.	21,066	690,122
Citrix Systems, Inc. (a)	121,500	13,361,355
Fair Isaac Corp. (a)	26,321	5,302,629
FireEye, Inc. (a)(b)	169,190	2,627,521
Fortinet, Inc. (a)	124,548	7,835,315
Guidewire Software, Inc. (a)	71,656	6,176,747
Manhattan Associates, Inc. (a)(b)	59,527	2,864,439
Nuance Communications, Inc. (a)	263,538	3,892,456
Parametric Technology Corp. (a)	102,401	9,411,676
Paycom Software, Inc. (a)(b)	44,469	4,724,831
Pegasystems, Inc.	33,896	1,884,618
Proofpoint, Inc. (a)	45,078	5,141,146
RealPage, Inc. (a)	62,930	3,467,443
Red Hat, Inc. (a)	158,902	22,441,729
RingCentral, Inc. (a)	59,550	4,391,813
ServiceNow, Inc. (a)	157,213	27,663,199
Splunk, Inc. (a)	130,148	12,507,223
SS&C Technologies Holdings, Inc.	184,669	9,800,384
Symantec Corp.	554,642	11,214,861
Synopsys, Inc. (a)	132,550	11,853,947
Tableau Software, Inc. (a)	60,673	6,253,566
Take-Two Interactive Software, Inc. (a)	101,458	11,466,783
Tyler Technologies, Inc. (a)	33,720	7,586,663
Ultimate Software Group, Inc. (a)	26,707	7,394,901
Workday, Inc. Class A (a)	130,372	16,168,735
Zendesk, Inc. (a)	92,041	5,013,473
Zynga, Inc. (a)	687,123	2,604,196
		311,182,365
Technology Hardware, Storage & Peripherals - 0.7%
NCR Corp. (a)	105,859	2,955,583
NetApp, Inc.	240,915	18,675,731
Pure Storage, Inc. Class A (a)	147,301	3,190,540
Western Digital Corp.	269,057	18,874,349
Xerox Corp.	199,942	5,192,494
		48,888,697

TOTAL INFORMATION TECHNOLOGY		1,221,562,132

MATERIALS - 5.4%
Chemicals - 2.0%
Albemarle Corp. U.S. (b)	98,701	9,297,634
Ashland Global Holdings, Inc.	55,846	4,585,515
Axalta Coating Systems Ltd. (a)	193,025	5,839,006
Cabot Corp.	54,409	3,596,435
Celanese Corp. Class A	121,895	14,397,018
CF Industries Holdings, Inc.	208,863	9,277,694
Eastman Chemical Co.	127,656	13,227,715
FMC Corp.	120,090	10,793,689
Huntsman Corp.	195,478	6,554,377
International Flavors & Fragrances, Inc.	70,738	9,391,177
NewMarket Corp.	7,152	2,928,315
Olin Corp.	149,555	4,413,368
Platform Specialty Products Corp. (a)	199,392	2,464,485
RPM International, Inc.	117,648	7,573,002
The Chemours Co. LLC	159,523	7,307,749
The Mosaic Co.	314,512	9,469,956
The Scotts Miracle-Gro Co. Class A (b)	36,073	2,865,278
Valvoline, Inc.	175,567	3,966,059
W.R. Grace & Co.	59,538	4,397,477
Westlake Chemical Corp.	32,594	3,494,729
		135,840,678
Construction Materials - 0.5%
Eagle Materials, Inc.	42,308	4,203,300
Martin Marietta Materials, Inc.	56,270	11,221,363
nVent Electric PLC	144,097	3,948,258
Vulcan Materials Co.	118,074	13,224,288
		32,597,209
Containers & Packaging - 1.5%
Aptargroup, Inc.	55,730	5,708,424
Ardagh Group SA	15,815	250,984
Avery Dennison Corp.	78,567	9,010,064
Ball Corp.	308,030	12,003,929
Bemis Co., Inc.	81,183	3,727,112
Berry Global Group, Inc. (a)	118,001	5,764,349
Crown Holdings, Inc. (a)	115,884	5,246,069
Graphic Packaging Holding Co.	277,226	4,028,094
International Paper Co.	371,692	19,971,011
Owens-Illinois, Inc. (a)	145,424	2,716,520
Packaging Corp. of America	83,720	9,451,988
Sealed Air Corp.	143,998	6,345,992
Silgan Holdings, Inc.	69,733	1,918,355
Sonoco Products Co.	88,125	4,919,138
WestRock Co.	227,624	13,197,640
		104,259,669
Metals & Mining - 1.4%
Alcoa Corp. (a)	167,327	7,240,239
Freeport-McMoRan, Inc.	1,298,926	21,432,279
Newmont Mining Corp.	478,580	17,554,314
Nucor Corp.	285,635	19,117,551
Reliance Steel & Aluminum Co.	62,862	5,670,152
Royal Gold, Inc.	58,339	4,936,063
Steel Dynamics, Inc.	202,587	9,539,822
United States Steel Corp.	157,886	5,751,787
		91,242,207
Paper & Forest Products - 0.0%
Domtar Corp.	56,154	2,707,746

TOTAL MATERIALS		366,647,509

REAL ESTATE - 8.7%
Equity Real Estate Investment Trusts (REITs) - 8.2%
Alexandria Real Estate Equities, Inc.	91,169	11,618,577
American Campus Communities, Inc.	122,138	5,038,193
American Homes 4 Rent Class A	232,484	5,147,196
Apartment Investment & Management Co. Class A	140,053	5,973,260
Apple Hospitality (REIT), Inc.	194,291	3,495,295
AvalonBay Communities, Inc.	123,813	21,896,329
Boston Properties, Inc.	138,651	17,404,860
Brandywine Realty Trust (SBI)	156,208	2,575,870
Brixmor Property Group, Inc.	270,417	4,783,677
Camden Property Trust (SBI)	79,567	7,367,109
Colony NorthStar, Inc. (b)	436,627	2,689,622
Columbia Property Trust, Inc.	106,562	2,470,107
CoreSite Realty Corp.	30,620	3,432,502
Corporate Office Properties Trust (SBI)	92,619	2,754,489
CubeSmart	162,813	4,943,003
CyrusOne, Inc.	87,826	5,438,186
DCT Industrial Trust, Inc.	84,492	5,649,980
DDR Corp.	137,595	1,885,052
Digital Realty Trust, Inc.	184,457	22,396,769
Douglas Emmett, Inc.	143,971	5,591,834
Duke Realty Corp.	319,448	9,302,326
Empire State Realty Trust, Inc.	121,762	2,029,773
EPR Properties	66,158	4,398,845
Equity Commonwealth (a)	105,156	3,390,229
Equity Lifestyle Properties, Inc.	75,760	6,893,402
Equity Residential (SBI)	321,961	21,065,908
Essex Property Trust, Inc.	59,048	14,198,092
Extra Space Storage, Inc.	109,655	10,304,280
Federal Realty Investment Trust (SBI)	65,258	8,189,879
Forest City Realty Trust, Inc. Class A	190,853	4,765,599
Gaming & Leisure Properties	180,684	6,562,443
General Growth Properties, Inc.	556,846	11,871,957
HCP, Inc.	421,366	10,913,379
Healthcare Trust of America, Inc.	182,940	4,997,921
Highwoods Properties, Inc. (SBI)	91,254	4,481,484
Hospitality Properties Trust (SBI)	145,947	4,125,922
Host Hotels & Resorts, Inc.	657,723	13,772,720
Hudson Pacific Properties, Inc.	138,210	4,735,075
Invitation Homes, Inc. (b)	267,328	6,177,950
Iron Mountain, Inc.	254,409	8,932,300
JBG SMITH Properties	92,021	3,358,767
Kilroy Realty Corp.	86,827	6,334,030
Kimco Realty Corp.	364,299	6,080,150
Lamar Advertising Co. Class A	74,632	5,495,154
Liberty Property Trust (SBI)	132,161	5,664,420
Life Storage, Inc.	41,056	3,939,734
Medical Properties Trust, Inc.	325,272	4,687,170
Mid-America Apartment Communities, Inc.	101,553	10,234,511
National Retail Properties, Inc.	137,268	6,123,525
Omega Healthcare Investors, Inc.	175,573	5,212,762
Outfront Media, Inc.	124,360	2,642,650
Paramount Group, Inc.	188,547	2,911,166
Park Hotels & Resorts, Inc.	179,975	5,629,618
Rayonier, Inc.	115,524	4,044,495
Realty Income Corp.	255,414	14,244,439
Regency Centers Corp.	136,027	8,655,398
Retail Properties America, Inc.	197,300	2,476,115
SBA Communications Corp. Class A (a)	102,268	16,183,911
Senior Housing Properties Trust (SBI)	211,331	3,770,145
SL Green Realty Corp.	76,516	7,889,565
Spirit Realty Capital, Inc.	383,537	3,210,205
Store Capital Corp.	159,882	4,388,761
Sun Communities, Inc.	69,934	6,780,801
Taubman Centers, Inc.	53,120	3,296,096
The Macerich Co.	121,799	7,193,449
UDR, Inc.	237,736	9,148,081
Uniti Group, Inc. (b)	147,874	2,614,412
Ventas, Inc.	319,602	18,019,161
VEREIT, Inc.	868,902	6,629,722
Vornado Realty Trust	154,384	11,103,297
Weingarten Realty Investors (SBI)	107,285	3,242,153
Welltower, Inc.	334,112	20,915,411
Weyerhaeuser Co.	679,413	23,222,336
WP Carey, Inc.	94,417	6,172,983
		555,175,987
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	285,423	14,214,065
Howard Hughes Corp. (a)	34,797	4,716,733
Jones Lang LaSalle, Inc.	40,638	6,949,504
Realogy Holdings Corp. (b)	113,823	2,489,309
Retail Value, Inc. (a)	13,402	442,802
VICI Properties, Inc.	244,346	4,972,441
		33,784,854

TOTAL REAL ESTATE		588,960,841

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.3%
CenturyLink, Inc.	857,206	16,089,757
Zayo Group Holdings, Inc. (a)	178,313	6,613,629
		22,703,386
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)(b)	578,351	3,140,446
Telephone & Data Systems, Inc.	87,419	2,207,330
U.S. Cellular Corp. (a)	12,481	428,847
		5,776,623

TOTAL TELECOMMUNICATION SERVICES		28,480,009

UTILITIES - 6.0%
Electric Utilities - 2.6%
Alliant Energy Corp.	207,560	8,918,853
Edison International	285,279	19,008,140
Entergy Corp.	162,440	13,203,123
Evergy, Inc.	243,313	13,647,426
Eversource Energy	284,287	17,261,907
FirstEnergy Corp.	428,451	15,180,019
Hawaiian Electric Industries, Inc.	97,336	3,423,307
OGE Energy Corp.	178,805	6,479,893
PG&E Corp.	464,139	19,995,108
Pinnacle West Capital Corp.	100,149	8,054,984
PPL Corp.	629,037	18,097,394
Vistra Energy Corp. (a)	367,069	8,295,759
Xcel Energy, Inc.	455,441	21,341,965
		172,907,878
Gas Utilities - 0.3%
Atmos Energy Corp.	97,488	8,956,223
National Fuel Gas Co.	72,835	3,911,240
UGI Corp.	154,681	8,219,748
		21,087,211
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	281,812	8,924,986
The AES Corp.	592,355	7,913,863
		16,838,849
Multi-Utilities - 2.6%
Ameren Corp.	218,425	13,555,456
Avangrid, Inc.	50,244	2,515,215
CenterPoint Energy, Inc.	386,693	11,013,017
CMS Energy Corp.	253,084	12,234,081
Consolidated Edison, Inc.	279,188	22,036,309
DTE Energy Co.	162,252	17,610,832
MDU Resources Group, Inc.	173,934	5,044,086
NiSource, Inc.	324,887	8,505,542
Public Service Enterprise Group, Inc.	452,579	23,334,973
SCANA Corp.	127,702	5,106,803
Sempra Energy	237,263	27,425,230
Vectren Corp.	74,501	5,324,586
WEC Energy Group, Inc.	283,162	18,793,462
		172,499,592
Water Utilities - 0.3%
American Water Works Co., Inc.	159,572	14,082,229
Aqua America, Inc.	159,770	5,901,904
		19,984,133

TOTAL UTILITIES		403,317,663

TOTAL COMMON STOCKS
(Cost $5,714,350,609)		6,736,853,493
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.9% 9/27/18 (c)
(Cost $1,994,026)	2,000,000	1,994,031
	Shares	Value

Money Market Funds - 4.0%
Fidelity Cash Central Fund, 1.96% (d)	21,816,540	$21,820,903
Fidelity Securities Lending Cash Central Fund 1.97% (d)(e)	247,750,900	247,775,675
TOTAL MONEY MARKET FUNDS
(Cost $269,591,080)		269,596,578
TOTAL INVESTMENT IN SECURITIES - 103.8%
(Cost $5,985,935,715)		7,008,444,102
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(257,738,242)
NET ASSETS - 100%		$6,750,705,860

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	70	Sept. 2018	$13,902,000	$229,468	$229,468

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $690,932.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$142,959
Fidelity Securities Lending Cash Central Fund	200,746
Total	$343,705

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$957,633,224	$957,633,224	$--	$--
Consumer Staples	275,566,554	275,566,554	--	--
Energy	355,567,389	355,567,389	--	--
Financials	934,377,117	934,377,117	--	--
Health Care	656,361,397	656,361,397	--	--
Industrials	948,379,658	948,379,658	--	--
Information Technology	1,221,562,132	1,221,562,132	--	--
Materials	366,647,509	366,647,509	--	--
Real Estate	588,960,841	588,960,841	--	--
Telecommunication Services	28,480,009	28,480,009	--	--
Utilities	403,317,663	403,317,663	--	--
U.S. Government and Government Agency Obligations	1,994,031	--	1,994,031	--
Money Market Funds	269,596,578	269,596,578	--	--
Total Investments in Securities:	$7,008,444,102	$7,006,450,071	$1,994,031	$--
Derivative Instruments:
Assets
Futures Contracts	$229,468	$229,468	$--	$--
Total Assets	$229,468	$229,468	$--	$--
Total Derivative Instruments:	$229,468	$229,468	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Small Cap Index Fund

July 31, 2018

SSP-QTLY-0918
1.883104.106

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	302,981	$5,065,842
Cooper Tire & Rubber Co. (b)	137,869	3,936,160
Cooper-Standard Holding, Inc. (a)	48,844	6,584,171
Dana Holding Corp.	397,575	8,488,226
Dorman Products, Inc. (a)(b)	73,043	5,454,851
Fox Factory Holding Corp. (a)	98,089	4,875,023
Gentherm, Inc. (a)	100,194	4,538,788
Hertz Global Holdings, Inc. (a)(b)	148,780	2,265,919
LCI Industries	66,471	6,112,008
Modine Manufacturing Co. (a)	134,788	2,352,051
Motorcar Parts of America, Inc. (a)(b)	51,848	1,119,917
Shiloh Industries, Inc. (a)	39,291	324,151
Standard Motor Products, Inc.	57,724	2,813,468
Stoneridge, Inc. (a)	74,748	2,541,432
Superior Industries International, Inc.	66,960	1,228,716
Tenneco, Inc.	138,249	6,373,279
Tower International, Inc.	53,937	1,742,165
		65,816,167
Automobiles - 0.1%
REV Group, Inc.	81,536	1,399,973
Winnebago Industries, Inc.	84,073	3,354,513
		4,754,486
Distributors - 0.1%
Core-Mark Holding Co., Inc.	124,067	2,999,940
Weyco Group, Inc.	16,594	578,301
		3,578,241
Diversified Consumer Services - 0.9%
Adtalem Global Education, Inc. (a)	162,808	8,881,176
American Public Education, Inc. (a)	43,679	1,926,244
Cambium Learning Group, Inc. (a)	39,657	470,332
Capella Education Co.	31,190	3,243,760
Career Education Corp. (a)	185,073	3,405,343
Carriage Services, Inc.	40,455	1,010,970
Chegg, Inc. (a)(b)	289,714	8,025,078
Houghton Mifflin Harcourt Co. (a)	281,641	1,788,420
K12, Inc. (a)	104,221	1,705,056
Laureate Education, Inc. Class A (a)	137,115	2,030,673
Regis Corp. (a)	96,400	1,683,144
Sotheby's Class A (Ltd. vtg.) (a)(b)	101,377	5,384,132
Strayer Education, Inc.	29,547	3,481,818
Weight Watchers International, Inc. (a)(b)	104,853	9,387,489
		52,423,635
Hotels, Restaurants & Leisure - 3.1%
Belmond Ltd. Class A (a)	243,773	2,742,446
BFC Financial Corp. Class A	178,543	1,556,895
Biglari Holdings, Inc. (a)	240	234,581
Biglari Holdings, Inc. (a)	2,750	520,933
BJ's Restaurants, Inc.	55,627	3,518,408
Bloomin' Brands, Inc.	227,915	4,407,876
Bluegreen Vacations Corp. (b)	20,473	526,361
Bojangles', Inc. (a)(b)	48,276	634,829
Boyd Gaming Corp.	224,091	8,369,799
Brinker International, Inc. (b)	119,389	5,631,579
Carrols Restaurant Group, Inc. (a)	94,643	1,372,324
Century Casinos, Inc. (a)	72,617	591,829
Churchill Downs, Inc.	32,040	9,161,838
Chuy's Holdings, Inc. (a)(b)	45,622	1,443,936
Cracker Barrel Old Country Store, Inc. (b)	52,345	7,668,281
Dave & Buster's Entertainment, Inc. (a)	108,425	5,329,089
Del Frisco's Restaurant Group, Inc. (a)	55,247	472,362
Del Taco Restaurants, Inc. (a)	84,113	1,088,422
Denny's Corp. (a)	168,779	2,455,734
Dine Brands Global, Inc. (b)	45,513	3,232,788
Drive Shack, Inc. (a)	163,390	1,013,018
El Pollo Loco Holdings, Inc. (a)	58,450	678,020
Eldorado Resorts, Inc. (a)	179,205	7,678,934
Empire Resorts, Inc. (a)(b)	9,459	131,007
Fiesta Restaurant Group, Inc. (a)(b)	64,698	1,879,477
Golden Entertainment, Inc. (a)	49,502	1,540,997
Habit Restaurants, Inc. Class A (a)(b)	55,660	706,882
ILG, Inc.	287,539	9,871,214
International Speedway Corp. Class A	65,874	2,852,344
J. Alexanders Holdings, Inc. (a)	35,126	375,848
Jack in the Box, Inc.	80,115	6,748,888
Lindblad Expeditions Holdings (a)	57,472	760,929
Marriott Vacations Worldwide Corp. (b)	58,412	6,957,453
Monarch Casino & Resort, Inc. (a)	30,600	1,458,702
Nathan's Famous, Inc.	7,737	760,160
Noodles & Co. (a)(b)	34,712	362,740
Papa John's International, Inc. (b)	61,357	2,574,540
Penn National Gaming, Inc. (a)	232,832	7,462,266
Pinnacle Entertainment, Inc. (a)	141,906	4,716,955
Planet Fitness, Inc. (a)	240,697	11,437,921
PlayAGS, Inc. (a)	44,303	1,264,851
Potbelly Corp. (a)	62,016	768,998
RCI Hospitality Holdings, Inc.	24,601	797,810
Red Lion Hotels Corp. (a)	42,866	535,825
Red Robin Gourmet Burgers, Inc. (a)(b)	35,388	1,673,852
Red Rock Resorts, Inc.	189,073	6,681,840
Ruth's Hospitality Group, Inc.	78,708	2,278,597
Scientific Games Corp. Class A (a)	149,545	7,185,637
SeaWorld Entertainment, Inc. (a)	149,268	3,179,408
Shake Shack, Inc. Class A (a)	67,123	4,183,777
Sonic Corp.	96,680	3,398,302
Speedway Motorsports, Inc.	30,743	542,614
Texas Roadhouse, Inc. Class A	184,503	11,594,169
The Cheesecake Factory, Inc. (b)	116,301	6,516,345
Town Sports International Holdings, Inc. (a)	39,181	423,155
Wingstop, Inc. (b)	78,963	3,896,824
Zoe's Kitchen, Inc. (a)(b)	51,843	505,469
		186,356,078
Household Durables - 1.5%
AV Homes, Inc. (a)	33,170	714,814
Bassett Furniture Industries, Inc.	27,946	698,650
Beazer Homes U.S.A., Inc. (a)	85,646	1,097,125
Cavco Industries, Inc. (a)	23,355	4,961,770
Century Communities, Inc. (a)	70,146	2,139,453
Ethan Allen Interiors, Inc.	66,560	1,497,600
Flexsteel Industries, Inc.	20,003	716,707
GoPro, Inc. Class A (a)(b)	306,685	1,791,040
Green Brick Partners, Inc. (a)	66,793	647,892
Hamilton Beach Brands Holding Co. Class A	17,516	444,906
Helen of Troy Ltd. (a)	72,752	8,333,742
Hooker Furniture Corp.	31,507	1,419,390
Hovnanian Enterprises, Inc. Class A (a)	323,524	507,933
Installed Building Products, Inc. (a)	59,807	3,265,462
iRobot Corp. (a)(b)	73,682	5,839,299
KB Home	233,683	5,549,971
La-Z-Boy, Inc.	127,361	3,884,511
LGI Homes, Inc. (a)(b)	50,350	2,602,592
Lifetime Brands, Inc.	31,773	386,042
M.D.C. Holdings, Inc.	123,244	3,579,006
M/I Homes, Inc. (a)	75,906	1,962,929
Meritage Homes Corp. (a)	105,367	4,546,586
New Home Co. LLC (a)	34,556	318,606
PICO Holdings, Inc.	56,574	684,545
Purple Innovation, Inc. (a)(b)	11,147	82,934
Roku, Inc. Class A (b)	117,918	5,355,836
Skyline Champion Corp. (b)	18,944	486,482
Taylor Morrison Home Corp. (a)	304,917	5,955,029
TopBuild Corp. (a)	96,487	7,167,054
TRI Pointe Homes, Inc. (a)	411,709	5,833,917
Tupperware Brands Corp.	139,644	5,126,331
Turtle Beach Corp. (a)(b)	21,224	577,081
Universal Electronics, Inc. (a)	37,453	1,308,982
Vuzix Corp. (a)(b)	64,386	399,193
William Lyon Homes, Inc. (a)	86,931	1,897,704
Zagg, Inc. (a)	74,447	1,109,260
		92,890,374
Internet & Direct Marketing Retail - 0.5%
1-800-FLOWERS.com, Inc. Class A (a)	72,568	1,052,236
Duluth Holdings, Inc. (a)(b)	22,549	519,078
Gaia, Inc. Class A (a)	30,743	559,523
Groupon, Inc. (a)	1,199,709	5,614,638
Lands' End, Inc. (a)(b)	28,393	688,530
Liberty Expedia Holdings, Inc. (a)	148,211	7,139,324
Liberty TripAdvisor Holdings, Inc. (a)	197,422	3,287,076
NutriSystem, Inc. (b)	80,398	3,215,920
Overstock.com, Inc. (a)(b)	56,247	2,005,206
PetMed Express, Inc.	54,324	2,017,050
Shutterfly, Inc. (a)(b)	89,869	7,392,624
		33,491,205
Leisure Products - 0.3%
American Outdoor Brands Corp. (a)	146,702	1,389,268
Callaway Golf Co.	256,352	4,932,212
Clarus Corp.	57,535	517,815
Escalade, Inc.	27,874	373,512
Johnson Outdoors, Inc. Class A	13,293	1,077,664
Malibu Boats, Inc. Class A (a)	55,858	2,099,702
Marine Products Corp.	20,106	373,569
MCBC Holdings, Inc. (a)	50,225	1,253,616
Nautilus, Inc. (a)	80,920	1,153,110
Sturm, Ruger & Co., Inc. (b)	45,714	2,477,699
Vista Outdoor, Inc. (a)	155,269	2,521,569
		18,169,736
Media - 1.6%
AMC Entertainment Holdings, Inc. Class A (b)	141,402	2,304,853
Beasley Broadcast Group, Inc. Class A	12,511	80,696
Central European Media Enterprises Ltd. Class A (a)	233,201	903,654
Clear Channel Outdoor Holding, Inc. Class A	99,534	442,926
Daily Journal Corp. (a)(b)	3,026	710,444
E.W. Scripps Co. Class A (b)	124,188	1,626,863
Entercom Communications Corp. Class A (b)	347,897	2,626,622
Entravision Communication Corp. Class A	175,241	849,919
Eros International PLC (a)(b)	85,269	1,146,868
Fluent, Inc. (b)	92,763	217,993
Gannett Co., Inc. (b)	307,918	3,254,693
Gray Television, Inc. (a)	217,637	3,362,492
Hemisphere Media Group, Inc. (a)	49,002	588,024
IMAX Corp. (a)(b)	149,956	3,314,028
Liberty Latin America Ltd. (a)	307,709	5,957,246
Liberty Latin America Ltd. Class A (a)(b)	119,873	2,287,177
Liberty Media Corp.:
Liberty Braves Class A (a)	25,407	652,960
Liberty Braves Class C (a)	98,545	2,539,505
LiveXLive Media, Inc. (a)	12,287	58,732
Loral Space & Communications Ltd. (a)	34,898	1,378,471
Marcus Corp.	51,902	2,000,822
MDC Partners, Inc. Class A (a)	158,290	807,279
Meredith Corp. (b)	107,270	5,701,401
MSG Network, Inc. Class A (a)(b)	162,798	3,833,893
National CineMedia, Inc.	209,936	1,734,071
New Media Investment Group, Inc.	162,266	2,919,165
Nexstar Broadcasting Group, Inc. Class A (b)	121,810	9,068,755
Reading International, Inc. Class A (a)	44,897	709,373
Saga Communications, Inc. Class A	10,225	387,016
Scholastic Corp.	76,618	3,199,568
Sinclair Broadcast Group, Inc. Class A (b)	196,086	5,059,019
Tegna, Inc.	589,565	6,502,902
The New York Times Co. Class A (b)	357,383	8,863,098
tronc, Inc. (a)	47,579	744,136
World Wrestling Entertainment, Inc. Class A (b)	114,851	9,085,863
		94,920,527
Multiline Retail - 0.3%
Big Lots, Inc. (b)	114,222	4,960,661
Dillard's, Inc. Class A (b)	32,102	2,576,828
JC Penney Corp., Inc. (a)(b)	851,929	2,087,226
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	135,266	9,400,987
Sears Holdings Corp. (a)(b)	110,133	202,645
		19,228,347
Specialty Retail - 2.9%
Aaron's, Inc. Class A	191,541	8,295,641
Abercrombie & Fitch Co. Class A	185,212	4,387,672
America's Car Mart, Inc. (a)	15,962	1,021,568
American Eagle Outfitters, Inc.	438,930	11,052,257
Armstrong Flooring, Inc. (a)	57,739	754,649
Asbury Automotive Group, Inc. (a)	55,476	3,899,963
Ascena Retail Group, Inc. (a)(b)	477,862	1,758,532
At Home Group, Inc. (a)	72,152	2,616,953
Barnes & Noble Education, Inc. (a)	107,478	604,026
Barnes & Noble, Inc.	161,364	984,320
Bed Bath & Beyond, Inc. (b)	365,815	6,851,715
Big 5 Sporting Goods Corp. (b)	54,119	349,068
Boot Barn Holdings, Inc. (a)(b)	52,631	1,231,039
Caleres, Inc.	114,367	3,830,151
Camping World Holdings, Inc. (b)	88,221	1,955,860
Cars.com, Inc. (a)(b)	197,162	5,593,486
Chico's FAS, Inc.	347,217	3,020,788
Citi Trends, Inc.	34,463	979,094
Conn's, Inc. (a)(b)	53,326	1,807,751
DSW, Inc. Class A	186,859	5,127,411
Express, Inc. (a)	200,243	1,928,340
Five Below, Inc. (a)	148,655	14,443,320
Francesca's Holdings Corp. (a)(b)	94,284	767,472
GameStop Corp. Class A (b)	272,782	3,930,789
Genesco, Inc. (a)(b)	52,928	2,154,170
GNC Holdings, Inc. Class A (a)(b)	224,927	715,268
Group 1 Automotive, Inc.	54,712	3,829,293
Guess?, Inc.	156,675	3,550,256
Haverty Furniture Companies, Inc.	51,183	1,013,423
Hibbett Sports, Inc. (a)(b)	51,696	1,186,423
Hudson Ltd. (a)	108,310	1,830,439
Kirkland's, Inc. (a)	43,121	490,717
Lithia Motors, Inc. Class A (sub. vtg.)	64,383	5,733,306
Lumber Liquidators Holdings, Inc. (a)(b)	77,539	1,499,604
MarineMax, Inc. (a)	58,491	1,096,706
Monro, Inc. (b)	86,639	5,843,801
Murphy U.S.A., Inc. (a)	84,508	6,696,414
New York & Co., Inc. (a)	79,088	387,531
Office Depot, Inc.	1,514,549	3,801,518
Party City Holdco, Inc. (a)(b)	93,749	1,476,547
Pier 1 Imports, Inc. (b)	215,437	465,344
Rent-A-Center, Inc. (b)	121,167	1,798,118
RH (a)(b)	52,457	7,126,808
Sally Beauty Holdings, Inc. (a)(b)	333,159	5,493,792
Shoe Carnival, Inc.	28,730	901,260
Signet Jewelers Ltd.	160,583	9,272,062
Sleep Number Corp. (a)(b)	99,078	2,822,732
Sonic Automotive, Inc. Class A (sub. vtg.)	64,784	1,318,354
Sportsman's Warehouse Holdings, Inc. (a)(b)	101,241	515,317
Tailored Brands, Inc. (b)	134,877	2,719,120
The Buckle, Inc. (b)	78,452	1,886,771
The Cato Corp. Class A (sub. vtg.)	60,959	1,517,879
The Children's Place Retail Stores, Inc. (b)	43,513	5,347,748
The Container Store Group, Inc. (a)(b)	42,580	282,305
Tile Shop Holdings, Inc.	108,759	902,700
Tilly's, Inc.	41,203	638,647
Winmark Corp.	6,696	985,651
Zumiez, Inc. (a)(b)	50,625	1,146,656
		173,638,545
Textiles, Apparel & Luxury Goods - 1.0%
Cadence Bancorp	162,416	4,422,588
Carbon Black, Inc.	21,859	453,793
Crocs, Inc. (a)	183,810	3,328,799
Culp, Inc.	30,278	750,894
Deckers Outdoor Corp. (a)	86,731	9,785,859
Emerald Expositions Events, Inc.	67,401	1,300,839
Fossil Group, Inc. (a)(b)	124,210	3,254,302
G-III Apparel Group Ltd. (a)	118,338	5,408,047
Goosehead Insurance (b)	26,666	724,515
Homology Medicines, Inc. (a)(b)	28,158	495,862
J.Jill, Inc. (a)(b)	44,853	367,346
Movado Group, Inc.	42,875	2,135,175
Newmark Group, Inc.	62,914	877,021
Oxford Industries, Inc.	45,502	4,191,644
Perry Ellis International, Inc. (a)	34,916	979,045
PetIQ, Inc. Class A (b)	27,937	765,474
Rocky Brands, Inc.	18,518	478,690
Steven Madden Ltd.	157,984	8,539,035
Superior Group of Companies, Inc.	24,090	504,926
TPG RE Finance Trust, Inc.	85,404	1,761,030
Unifi, Inc. (a)	42,262	1,275,045
Vera Bradley, Inc. (a)	62,586	831,768
Wolverine World Wide, Inc.	251,194	8,887,244
		61,518,941

TOTAL CONSUMER DISCRETIONARY		806,786,282

CONSUMER STAPLES - 2.7%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	22,864	6,286,457
Castle Brands, Inc. (a)(b)	244,331	300,527
Celsius Holdings, Inc. (a)(b)	61,086	260,837
Coca-Cola Bottling Co. Consolidated	12,801	1,857,681
Craft Brew Alliance, Inc. (a)	34,817	689,377
MGP Ingredients, Inc. (b)	35,948	2,950,252
National Beverage Corp. (b)	32,023	3,378,747
Primo Water Corp. (a)	74,063	1,299,806
		17,023,684
Food & Staples Retailing - 0.6%
Andersons, Inc.	73,992	2,608,218
Chefs' Warehouse Holdings (a)(b)	59,227	1,596,168
Ingles Markets, Inc. Class A	38,396	1,142,281
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	24,289	322,315
Performance Food Group Co. (a)	277,082	9,933,390
PriceSmart, Inc. (b)	60,441	4,941,052
Rite Aid Corp. (a)(b)	2,862,821	5,754,270
Smart & Final Stores, Inc. (a)	61,761	364,390
SpartanNash Co.	96,958	2,323,114
SUPERVALU, Inc. (a)(b)	103,541	3,346,445
United Natural Foods, Inc. (a)(b)	137,135	4,415,747
Village Super Market, Inc. Class A	22,395	603,097
Weis Markets, Inc.	25,809	1,319,614
		38,670,101
Food Products - 1.0%
Alico, Inc.	8,784	281,088
B&G Foods, Inc. Class A (b)	178,846	5,615,764
Cal-Maine Foods, Inc.	84,872	3,819,240
Calavo Growers, Inc. (b)	43,098	3,986,565
Darling International, Inc. (a)	445,869	8,957,508
Dean Foods Co.	248,211	2,437,432
Farmer Brothers Co. (a)(b)	27,670	798,280
Fresh Del Monte Produce, Inc.	82,706	3,002,228
Freshpet, Inc. (a)(b)	71,482	2,072,978
Hostess Brands, Inc. Class A (a)(b)	268,481	3,761,419
J&J Snack Foods Corp.	40,874	5,925,095
John B. Sanfilippo & Son, Inc.	23,373	1,796,683
Lancaster Colony Corp.	51,341	7,445,985
Landec Corp. (a)	73,358	1,027,012
Limoneira Co.	33,823	922,015
nLIGHT, Inc.(a)	19,296	589,107
Sanderson Farms, Inc.	55,551	5,601,207
Seneca Foods Corp. Class A (a)	19,024	512,697
The Simply Good Foods Co. (b)	164,020	2,735,854
Tootsie Roll Industries, Inc. (b)	44,311	1,324,899
		62,613,056
Household Products - 0.2%
Central Garden & Pet Co. (a)(b)	27,616	1,192,183
Central Garden & Pet Co. Class A (non-vtg.) (a)	97,745	3,921,529
Funko, Inc. (a)	28,672	503,480
Oil-Dri Corp. of America	13,734	581,772
WD-40 Co. (b)	37,089	5,939,803
		12,138,767
Personal Products - 0.4%
Edgewell Personal Care Co. (a)(b)	146,729	7,902,824
elf Beauty, Inc. (a)(b)	60,629	875,483
Inter Parfums, Inc.	47,342	2,849,988
MediFast, Inc.	31,811	5,461,312
Natural Health Trends Corp. (b)	20,124	480,360
Nature's Sunshine Products, Inc. (a)	21,794	172,173
Revlon, Inc. (a)(b)	21,780	339,768
USANA Health Sciences, Inc. (a)	34,459	4,557,203
		22,639,111
Tobacco - 0.2%
22nd Century Group, Inc. (a)(b)	313,815	784,538
Alliance One International, Inc. (a)(b)	22,881	375,248
Turning Point Brands, Inc.	21,587	722,301
Universal Corp.	67,126	4,638,407
Vector Group Ltd. (b)	264,473	4,879,527
		11,400,021

TOTAL CONSUMER STAPLES		164,484,740

ENERGY - 4.7%
Energy Equipment & Services - 1.6%
ACM Research, Inc. (a)(b)	21,695	281,167
Archrock, Inc.	346,396	4,728,305
Basic Energy Services, Inc. (a)	52,344	590,440
Bristow Group, Inc. (a)(b)	89,922	1,257,110
C&J Energy Services, Inc. (a)	175,304	4,077,571
Carbo Ceramics, Inc. (a)(b)	54,825	511,517
Dawson Geophysical Co.	57,165	446,459
Diamond Offshore Drilling, Inc. (a)(b)	176,300	3,384,960
Dril-Quip, Inc. (a)(b)	103,571	5,339,085
Era Group, Inc. (a)	56,179	793,809
Exterran Corp. (a)	88,199	2,444,876
Forum Energy Technologies, Inc. (a)(b)	220,512	2,899,733
Frank's International NV (b)	199,166	1,678,969
FTS International, Inc. (a)	61,731	740,772
GulfMark Offshore, Inc. (a)	9,979	376,109
Helix Energy Solutions Group, Inc. (a)	383,086	3,834,691
Independence Contract Drilling, Inc. (a)	92,842	374,153
ION Geophysical Corp. (a)	28,736	735,642
Key Energy Services, Inc. (a)	27,481	460,582
Liberty Oilfield Services, Inc. Class A (b)	40,472	793,251
Mammoth Energy Services, Inc.	23,135	861,085
Matrix Service Co. (a)	72,172	1,439,831
McDermott International, Inc. (a)	488,199	8,792,464
Natural Gas Services Group, Inc. (a)	33,598	742,516
NCS Multistage Holdings, Inc. (a)(b)	26,752	424,287
Newpark Resources, Inc. (a)	239,221	2,643,392
Noble Corp. (a)(b)	671,599	3,922,138
Nuverra Environmental Solutions, Inc. (a)	3,255	38,735
Ocean Rig UDW, Inc. (United States) (a)	148,296	4,158,220
Oceaneering International, Inc. (b)	268,963	7,358,828
Oil States International, Inc. (a)(b)	162,191	5,660,466
PHI, Inc. (non-vtg.) (a)	31,315	260,228
Pioneer Energy Services Corp. (a)	208,023	686,476
Profire Energy, Inc. (a)	63,376	220,548
Quintana Energy Services, Inc. (a)	17,040	123,881
RigNet, Inc. (a)	37,861	465,690
Rowan Companies PLC (a)(b)	346,770	5,021,230
SEACOR Holdings, Inc.	46,558	2,456,866
SEACOR Marine Holdings, Inc. (a)	43,692	1,105,408
Smart Sand, Inc. (a)(b)	60,836	352,849
Solaris Oilfield Infrastructure, Inc. Class A (a)(b)	70,576	1,107,337
Superior Energy Services, Inc. (a)	416,653	4,099,866
TETRA Technologies, Inc. (a)	331,458	1,428,584
Tidewater, Inc. (a)(b)	65,111	2,235,261
U.S. Silica Holdings, Inc. (b)	213,100	5,745,176
Unit Corp. (a)	142,199	3,540,755
		100,641,318
Oil, Gas & Consumable Fuels - 3.1%
Abraxas Petroleum Corp. (a)	430,029	1,118,075
Adams Resources & Energy, Inc.	6,101	244,040
Alta Mesa Resources, Inc. Class A (a)(b)	261,595	1,580,034
Amyris, Inc. (a)(b)	66,198	454,780
Approach Resources, Inc. (a)(b)	124,180	285,614
Arch Coal, Inc.	52,135	4,410,100
Ardmore Shipping Corp. (a)	89,046	601,061
Bonanza Creek Energy, Inc. (a)	51,509	1,916,135
California Resources Corp. (a)(b)	123,001	4,478,466
Callon Petroleum Co. (a)(b)	611,736	6,582,279
Carrizo Oil & Gas, Inc. (a)(b)	213,108	6,005,383
Clean Energy Fuels Corp. (a)	373,687	1,065,008
Cloud Peak Energy, Inc. (a)	201,909	526,982
CONSOL Energy, Inc. (a)	76,452	3,182,697
CVR Energy, Inc. (b)	42,978	1,688,606
Delek U.S. Holdings, Inc.	227,380	12,123,902
Denbury Resources, Inc. (a)(b)	1,196,726	5,397,234
DHT Holdings, Inc.	248,504	1,056,142
Dorian Lpg Ltd. (a)	75,591	642,524
Earthstone Energy, Inc. (a)	51,686	503,422
Eclipse Resources Corp. (a)	235,264	378,775
Energy Fuels, Inc. (a)(b)	199,725	588,036
Energy XXI Gulf Coast, Inc. (a)	90,155	806,887
EP Energy Corp. (a)(b)	107,915	232,017
Evolution Petroleum Corp.	69,256	744,502
Frontline Ltd. (NY Shares) (a)(b)	207,919	1,062,466
GasLog Ltd. (b)	111,006	1,870,451
Golar LNG Ltd. (b)	257,505	6,697,705
Goodrich Petroleum Corp. (a)	23,257	293,271
Green Plains, Inc. (b)	107,311	1,781,363
Gulfport Energy Corp. (a)	475,323	5,470,968
Halcon Resources Corp. (a)(b)	363,824	1,422,552
Hallador Energy Co.	44,453	311,616
Highpoint Resources, Inc. (a)	295,296	1,931,236
International Seaways, Inc. (a)	59,257	1,290,025
Isramco, Inc. (a)	1,974	232,932
Jagged Peak Energy, Inc. (a)(b)	174,974	2,502,128
Laredo Petroleum, Inc. (a)(b)	422,891	3,941,344
Lilis Energy, Inc. (a)(b)	120,530	565,286
Matador Resources Co. (a)(b)	269,350	9,023,225
Midstates Petroleum Co., Inc. (a)	40,806	534,967
NACCO Industries, Inc. Class A	10,162	335,346
Nextdecade Corp. (a)	19,552	126,501
Nine Energy Service, Inc. (a)	21,650	632,397
Nordic American Tanker Shipping Ltd. (b)	378,868	852,453
Northern Oil& Gas, Inc. (a)(b)	295,199	1,098,140
Oasis Petroleum, Inc. (a)	733,267	8,960,523
Overseas Shipholding Group, Inc. (a)	154,312	555,523
Panhandle Royalty Co. Class A	42,737	871,835
Par Pacific Holdings, Inc. (a)	84,804	1,484,918
PDC Energy, Inc. (a)	180,382	11,360,458
Peabody Energy Corp.	219,779	9,338,410
Penn Virginia Corp. (a)	33,816	2,858,128
Ramaco Resources, Inc. (a)(b)	16,363	106,850
Renewable Energy Group, Inc. (a)(b)	100,522	1,713,900
Resolute Energy Corp. (a)(b)	59,565	1,831,028
Rex American Resources Corp. (a)(b)	15,400	1,185,800
Ring Energy, Inc. (a)	156,254	1,931,299
Sanchez Energy Corp. (a)(b)	206,559	919,188
SandRidge Energy, Inc. (a)	83,540	1,363,373
Scorpio Tankers, Inc.	799,482	1,718,886
SemGroup Corp. Class A	215,465	5,418,945
Ship Finance International Ltd. (NY Shares) (b)	226,467	3,295,095
SilverBow Resources, Inc. (a)	19,191	584,750
Southwestern Energy Co. (a)	1,604,079	8,244,966
SRC Energy, Inc. (a)	658,526	7,454,514
Talos Energy, Inc. (a)	54,881	2,038,280
Teekay Corp. (b)	186,702	1,301,313
Teekay Tankers Ltd. (b)	518,996	492,268
Tellurian, Inc. (a)(b)	220,300	1,720,543
Ultra Petroleum Corp. (a)(b)	429,810	760,764
Uranium Energy Corp. (a)(b)	421,147	694,893
W&T Offshore, Inc. (a)	252,417	1,751,774
WildHorse Resource Development Corp. (a)(b)	74,496	1,633,697
World Fuel Services Corp.	182,212	5,070,960
Zion Oil & Gas, Inc. (a)(b)	144,360	446,072
		185,698,026

TOTAL ENERGY		286,339,344

FINANCIALS - 17.9%
Banks - 9.8%
1st Constitution Bancorp	20,015	445,334
1st Source Corp.	42,562	2,407,307
Access National Corp.	41,357	1,148,897
ACNB Corp.	18,696	641,273
Allegiance Bancshares, Inc. (a)	31,941	1,435,748
American National Bankshares, Inc.	22,409	903,083
Ameris Bancorp	108,580	5,059,828
Ames National Corp.	23,196	729,514
Arrow Financial Corp.	32,220	1,246,914
Atlantic Capital Bancshares, Inc. (a)	70,572	1,259,710
Auburn National Bancorp., Inc.	6,440	312,276
Banc of California, Inc. (b)	117,046	2,340,920
BancFirst Corp.	49,379	3,066,436
Bancorp, Inc., Delaware (a)	137,549	1,335,601
BancorpSouth Bank	260,026	8,554,855
Bank of Commerce Holdings	41,355	516,938
Bank of Marin Bancorp	18,496	1,643,370
Bankwell Financial Group, Inc.	16,803	546,098
Banner Corp.	87,131	5,486,639
Bar Harbor Bankshares	41,488	1,201,907
BayCom Corp.	27,757	673,385
BCB Bancorp, Inc.	36,009	536,534
Berkshire Hills Bancorp, Inc.	110,731	4,495,679
Blue Hills Bancorp, Inc.	62,579	1,370,480
Boston Private Financial Holdings, Inc.	226,642	3,263,645
Bridge Bancorp, Inc.	45,775	1,638,745
Bridgewater Bancshares, Inc. (a)	12,601	160,663
Brookline Bancorp, Inc., Delaware	215,137	3,915,493
Bryn Mawr Bank Corp.	54,303	2,652,702
Business First Bancshares, Inc. (b)	26,230	678,046
Byline Bancorp, Inc.	44,233	997,012
C & F Financial Corp.	9,019	563,688
Cambridge Bancorp	10,225	919,739
Camden National Corp.	41,879	1,930,622
Capital City Bank Group, Inc.	31,365	759,660
Capstar Financial Holdings, Inc.	20,707	370,655
Carolina Financial Corp.	53,439	2,231,078
Cathay General Bancorp	210,076	8,737,061
CB Financial Services, Inc. (b)	12,775	419,020
CBTX, Inc. (b)	50,666	1,893,895
Centerstate Banks of Florida, Inc.	224,809	6,238,450
Central Pacific Financial Corp.	78,258	2,156,790
Central Valley Community Bancorp	31,388	674,528
Century Bancorp, Inc. Class A (non-vtg.)	7,851	607,275
Chemical Financial Corp.	194,132	11,026,698
Chemung Financial Corp.	8,768	394,209
Citizens & Northern Corp.	32,041	867,670
City Holding Co.	41,057	3,304,267
Civista Bancshares, Inc.	27,346	676,267
CNB Financial Corp., Pennsylvania	39,418	1,222,352
CoBiz, Inc.	106,241	2,326,678
Codorus Valley Bancorp, Inc.	23,714	740,588
Columbia Banking Systems, Inc.	198,864	8,139,504
Community Bank System, Inc.	136,552	8,636,914
Community Bankers Trust Corp. (a)	58,063	551,599
Community Financial Corp.	13,245	460,529
Community Trust Bancorp, Inc.	42,240	2,062,368
ConnectOne Bancorp, Inc.	82,741	2,051,977
County Bancorp, Inc.	13,520	357,469
Customers Bancorp, Inc. (a)	79,992	2,037,396
CVB Financial Corp.	281,273	6,728,050
Eagle Bancorp, Inc. (a)	86,798	4,691,432
Enterprise Bancorp, Inc.	26,149	993,401
Enterprise Financial Services Corp.	61,941	3,484,181
Equity Bancshares, Inc. (a)	36,619	1,483,070
Esquire Financial Holdings, Inc. (a)(b)	16,441	419,903
Evans Bancorp, Inc.	12,601	590,357
Farmers & Merchants Bancorp, Inc.	24,165	1,127,056
Farmers Capital Bank Corp.	20,358	1,146,155
Farmers National Banc Corp.	68,586	1,095,661
FCB Financial Holdings, Inc. Class A (a)	115,505	5,890,755
Fidelity D & D Bancorp, Inc. (b)	7,614	479,301
Fidelity Southern Corp.	59,900	1,433,407
Financial Institutions, Inc.	41,665	1,320,781
First Bancorp, North Carolina	79,740	3,302,831
First Bancorp, Puerto Rico (a)	581,216	4,777,596
First Bancshares, Inc.	33,678	1,298,287
First Bank Hamilton New Jersey	44,248	626,109
First Busey Corp.	119,591	3,793,427
First Business Finance Services, Inc.	22,535	535,432
First Choice Bancorp (b)	16,546	474,870
First Commonwealth Financial Corp.	271,495	4,580,121
First Community Bancshares, Inc.	44,483	1,447,032
First Community Corp.	19,507	482,798
First Connecticut Bancorp, Inc.	38,509	1,197,630
First Financial Bancorp, Ohio	259,798	7,884,869
First Financial Bankshares, Inc. (b)	176,751	10,004,107
First Financial Corp., Indiana	32,856	1,688,798
First Financial Northwest, Inc.	22,617	399,416
First Foundation, Inc. (a)	91,544	1,439,072
First Guaranty Bancshares, Inc. (b)	12,710	335,544
First Internet Bancorp	22,036	700,745
First Interstate Bancsystem, Inc.	89,273	3,852,130
First Merchants Corp.	134,308	6,339,338
First Mid-Illinois Bancshares, Inc.	32,325	1,303,021
First Midwest Bancorp, Inc., Delaware	278,626	7,430,955
First Northwest Bancorp (a)	25,315	409,597
First of Long Island Corp.	66,549	1,450,768
First Savings Financial Group, Inc.	4,915	340,364
First United Corp.	18,462	345,239
Flushing Financial Corp.	74,250	1,862,190
Franklin Financial Network, Inc. (a)	34,899	1,366,296
Fulton Financial Corp.	467,923	8,118,464
German American Bancorp, Inc.	57,309	2,099,802
Glacier Bancorp, Inc.	230,976	9,862,675
Great Southern Bancorp, Inc.	30,044	1,774,098
Great Western Bancorp, Inc.	160,990	6,737,432
Green Bancorp, Inc.	61,137	1,485,629
Guaranty Bancorp	69,917	2,101,006
Guaranty Bancshares, Inc. Texas	20,742	650,469
Hancock Whitney Corp.	231,514	11,633,579
Hanmi Financial Corp.	87,030	2,180,102
HarborOne Bancorp, Inc. (a)	39,168	718,733
Heartland Financial U.S.A., Inc.	79,878	4,692,833
Heritage Commerce Corp.	109,080	1,661,288
Heritage Financial Corp., Washington	91,908	3,221,375
Hilltop Holdings, Inc.	198,786	4,134,749
Home Bancshares, Inc.	433,244	10,046,928
HomeTrust Bancshares, Inc. (a)	47,531	1,383,152
Hope Bancorp, Inc.	353,062	5,924,380
Horizon Bancorp, Inc. Indiana	100,671	2,115,098
Howard Bancorp, Inc. (a)	35,679	574,432
IBERIABANK Corp.	152,657	12,685,797
Independent Bank Corp.	59,958	1,468,971
Independent Bank Corp., Massachusetts	74,054	6,546,374
Independent Bank Group, Inc.	57,566	3,862,679
International Bancshares Corp.	150,343	6,682,746
Investar Holding Corp.	24,419	654,429
Investors Bancorp, Inc.	678,577	8,495,784
Lakeland Bancorp, Inc.	121,855	2,363,987
Lakeland Financial Corp.	66,421	3,220,754
LCNB Corp.	24,640	458,304
LegacyTexas Financial Group, Inc.	129,489	5,675,503
Live Oak Bancshares, Inc.	69,374	1,973,690
Luther Burbank Corp.	37,627	409,382
Macatawa Bank Corp.	70,554	865,698
MB Financial, Inc.	225,836	10,941,754
MBT Financial Corp.	48,701	555,191
Mercantile Bank Corp.	44,159	1,568,528
Merchants Bancorp/IN	43,660	1,070,107
Metropolitan Bank Holding Corp. (a)	17,711	870,319
Mid Penn Bancorp, Inc. (b)	12,830	420,824
Middlefield Banc Corp.	8,148	413,104
Midland States Bancorp, Inc. (b)	57,474	1,935,724
Midsouth Bancorp, Inc.	40,155	568,193
MidWestOne Financial Group, Inc.	30,505	981,041
MutualFirst Financial, Inc.	15,882	609,869
MVB Financial Corp.	23,116	381,414
National Bank Holdings Corp.	78,351	3,101,133
National Bankshares, Inc.	18,268	863,163
National Commerce Corp. (a)	40,545	1,767,762
NBT Bancorp, Inc.	116,904	4,704,217
Nicolet Bankshares, Inc. (a)	22,707	1,256,832
Northeast Bancorp	19,792	424,538
Northrim Bancorp, Inc.	18,335	738,901
Norwood Financial Corp. (b)	15,543	584,417
Oak Valley Bancorp Oakdale California (b)	18,760	411,407
OFG Bancorp (b)	119,902	1,996,368
Ohio Valley Banc Corp.	11,449	559,856
Old Line Bancshares, Inc.	42,495	1,456,729
Old National Bancorp, Indiana	410,665	7,987,434
Old Second Bancorp, Inc.	78,797	1,221,354
OP Bancorp (a)	38,135	481,645
Opus Bank	53,669	1,518,833
Origin Bancorp, Inc. (b)	44,348	1,801,416
Orrstown Financial Services, Inc.	20,531	539,965
Pacific Mercantile Bancorp (a)	42,502	416,520
Pacific Premier Bancorp, Inc. (a)	124,165	4,594,105
Park National Corp.	36,681	4,017,303
Parke Bancorp, Inc.	18,503	436,671
PCSB Financial Corp.	45,064	886,860
Peapack-Gladstone Financial Corp.	49,736	1,635,320
Penns Woods Bancorp, Inc.	12,266	559,330
People's Utah Bancorp	41,659	1,514,305
Peoples Bancorp of North Carolina	12,391	388,953
Peoples Bancorp, Inc.	48,066	1,740,951
Peoples Financial Services Corp.	18,669	860,641
Preferred Bank, Los Angeles (b)	37,989	2,364,435
Premier Financial Bancorp, Inc.	31,892	606,267
QCR Holdings, Inc.	36,207	1,573,194
Reliant Bancorp, Inc. (b)	27,626	765,516
Renasant Corp.	131,077	5,856,520
Republic Bancorp, Inc., Kentucky Class A	26,119	1,250,317
Republic First Bancorp, Inc. (a)	119,329	942,699
S&T Bancorp, Inc.	93,715	4,194,683
Sandy Spring Bancorp, Inc.	94,030	3,677,513
Sb One Bancorp	19,415	556,240
Seacoast Banking Corp., Florida (a)	125,232	3,670,550
Select Bancorp, Inc. New (a)(b)	30,056	391,029
ServisFirst Bancshares, Inc.	126,705	5,353,286
Shore Bancshares, Inc.	34,314	662,946
Sierra Bancorp	38,583	1,139,742
Simmons First National Corp. Class A	246,269	7,338,816
SmartFinancial, Inc. (a)	31,063	798,319
South State Corp.	99,310	8,312,247
Southern First Bancshares, Inc. (a)	18,798	826,172
Southern National Bancorp of Virginia, Inc.	53,308	935,022
Southside Bancshares, Inc.	90,408	3,100,090
Spirit of Texas Bancshares, Inc. (a)	5,750	125,810
State Bank Financial Corp.	102,772	3,232,179
Stock Yards Bancorp, Inc.	58,638	2,237,040
Summit Financial Group, Inc.	29,494	755,046
The Bank of NT Butterfield & Son Ltd.	148,533	7,346,442
The Bank of Princeton	15,540	526,961
The First Bancorp, Inc.	27,645	843,173
Tompkins Financial Corp.	40,098	3,435,597
TowneBank	179,088	5,784,542
Trico Bancshares	69,444	2,695,816
TriState Capital Holdings, Inc. (a)	61,341	1,803,425
Triumph Bancorp, Inc. (a)	65,386	2,507,553
Trustmark Corp.	182,815	6,433,260
UMB Financial Corp.	123,169	8,854,619
Union Bankshares Corp.	178,195	7,218,679
Union Bankshares, Inc. (b)	9,956	526,175
United Bankshares, Inc., West Virginia (b)	275,254	10,170,635
United Community Bank, Inc.	213,455	6,410,054
United Security Bancshares, California	34,954	375,756
Unity Bancorp, Inc.	20,650	503,860
Univest Corp. of Pennsylvania	78,460	2,141,958
Valley National Bancorp	877,072	10,217,889
Veritex Holdings, Inc. (a)	63,526	1,957,871
Washington Trust Bancorp, Inc.	40,794	2,384,409
WesBanco, Inc.	121,020	5,914,247
West Bancorp., Inc.	43,348	1,075,030
Westamerica Bancorp. (b)	70,164	4,211,243
		592,844,261
Capital Markets - 1.2%
Arlington Asset Investment Corp. (b)	74,455	783,267
Artisan Partners Asset Management, Inc.	130,541	4,497,137
Ashford, Inc.	2,275	192,784
Associated Capital Group, Inc. (b)	7,145	266,151
B. Riley Financial, Inc. (b)	54,516	1,193,900
Cohen & Steers, Inc. (b)	60,503	2,534,471
Cowen Group, Inc. Class A (a)(b)	75,884	1,191,379
Diamond Hill Investment Group, Inc.	8,883	1,703,226
Federated Investors, Inc. Class B (non-vtg.)	263,499	6,376,676
Gain Capital Holdings, Inc.	76,108	518,295
GAMCO Investors, Inc. Class A	11,729	287,243
Greenhill & Co., Inc. (b)	58,541	1,914,291
Hamilton Lane, Inc. Class A	40,544	1,985,440
Houlihan Lokey	81,013	3,982,599
INTL FCStone, Inc. (a)	41,716	2,235,560
Investment Technology Group, Inc.	88,704	1,964,794
Ladenburg Thalmann Financial Services, Inc.	275,867	935,189
Moelis & Co. Class A	106,318	6,761,825
OM Asset Management Ltd.	222,147	3,165,595
Oppenheimer Holdings, Inc. Class A (non-vtg.)	26,100	771,255
Piper Jaffray Companies	40,005	3,094,387
PJT Partners, Inc.	54,263	3,267,175
Pzena Investment Management, Inc.	47,804	466,089
Rosehill Resources, Inc. (a)(b)	2,825	24,804
Safeguard Scientifics, Inc. (a)	52,535	598,899
Siebert Financial Corp. (a)(b)	19,785	294,994
Silvercrest Asset Management Group Class A	22,266	388,542
Stifel Financial Corp.	188,752	10,405,898
Value Line, Inc.	2,735	62,385
Virtus Investment Partners, Inc.	18,853	2,512,162
Waddell & Reed Financial, Inc. Class A (b)	217,771	4,510,037
Westwood Holdings Group, Inc.	22,628	1,320,796
WisdomTree Investments, Inc.	317,630	2,776,086
		72,983,331
Consumer Finance - 0.7%
CURO Group Holdings Corp. (a)	21,571	561,493
Elevate Credit, Inc. (a)	55,059	513,150
Encore Capital Group, Inc. (a)(b)	70,689	2,551,873
Enova International, Inc. (a)	90,608	2,808,848
EZCORP, Inc. (non-vtg.) Class A (a)(b)	136,327	1,560,944
First Cash Financial Services, Inc.	121,111	9,834,213
Green Dot Corp. Class A (a)	129,867	10,301,050
LendingClub Corp. (a)(b)	860,138	3,543,769
Nelnet, Inc. Class A	50,487	2,967,626
PRA Group, Inc. (a)(b)	121,347	4,756,802
Regional Management Corp. (a)	26,000	862,420
World Acceptance Corp. (a)(b)	16,730	1,671,494
		41,933,682
Diversified Financial Services - 0.5%
Acushnet Holdings Corp. (b)	94,517	2,284,476
Alteryx, Inc. (a)(b)	76,038	2,964,722
Banco Latinoamericano de Comercio Exterior SA Series E	83,098	1,975,239
Cannae Holdings, Inc. (a)	184,798	3,372,564
Columbia Financial, Inc. (b)	134,224	2,253,621
ConvergeOne Holdings, Inc. (b)	67,358	639,901
Cotiviti Holdings, Inc. (a)	107,393	4,794,024
Donnelley Financial Solutions, Inc. (a)	91,626	1,905,821
FB Financial Corp.	35,758	1,521,860
FGL Holdings Class A (a)(b)	385,496	3,477,174
Granite Point Mortgage Trust, Inc.	117,784	2,237,896
Level One Bancorp, Inc. (b)	3,562	97,955
Marlin Business Services Corp.	23,485	723,338
On Deck Capital, Inc. (a)	139,344	953,113
RBB Bancorp	37,053	1,117,889
Senseonics Holdings, Inc. (a)(b)	181,259	667,033
		30,986,626
Insurance - 2.7%
AMBAC Financial Group, Inc. (a)	123,408	2,519,991
American Equity Investment Life Holding Co.	243,813	8,711,438
Amerisafe, Inc.	52,061	3,269,431
AmTrust Financial Services, Inc. (b)	301,116	4,360,160
Argo Group International Holdings, Ltd.	88,272	5,521,414
Baldwin & Lyons, Inc. Class B	25,908	604,952
Citizens, Inc. Class A (a)(b)	135,688	1,073,292
CNO Financial Group, Inc.	454,643	9,251,985
Crawford & Co. Class B	31,321	266,855
Donegal Group, Inc. Class A	25,846	377,610
eHealth, Inc. (a)	51,321	1,218,361
EMC Insurance Group	25,476	681,993
Employers Holdings, Inc.	87,805	4,078,542
Enstar Group Ltd. (a)	32,759	7,082,496
FBL Financial Group, Inc. Class A	26,983	2,204,511
Fednat Holding Co.	31,651	737,468
Genworth Financial, Inc. Class A (a)	1,371,997	6,311,186
Global Indemnity Ltd.	22,792	928,774
Greenlight Capital Re, Ltd. (a)	81,524	1,190,250
Hallmark Financial Services, Inc. (a)	35,923	379,347
HCI Group, Inc. (b)	20,002	855,886
Health Insurance Innovations, Inc. (a)(b)	31,614	1,051,166
Heritage Insurance Holdings, Inc. (b)	54,674	938,753
Horace Mann Educators Corp.	112,093	4,898,464
Independence Holding Co.	12,948	449,943
Investors Title Co.	3,906	747,608
James River Group Holdings Ltd.	70,686	2,925,694
Kemper Corp.	143,505	11,451,699
Kingstone Companies, Inc.	25,554	417,808
Kinsale Capital Group, Inc.	53,244	3,153,376
Maiden Holdings Ltd.	185,664	1,615,277
MBIA, Inc. (a)(b)	240,971	2,469,953
National General Holdings Corp.	167,881	4,630,158
National Western Life Group, Inc.	6,221	2,015,604
Navigators Group, Inc.	56,507	3,410,197
NI Holdings, Inc. (a)	26,136	436,994
Primerica, Inc.	119,044	13,666,251
ProAssurance Corp.	144,536	5,969,337
RLI Corp.	106,785	7,983,247
Safety Insurance Group, Inc.	40,033	3,667,023
Selective Insurance Group, Inc.	157,974	9,446,845
State Auto Financial Corp.	45,607	1,474,930
Stewart Information Services Corp.	63,823	2,900,117
Third Point Reinsurance Ltd. (a)	219,633	2,767,376
Tiptree, Inc.	76,737	521,812
Trupanion, Inc. (a)(b)	65,324	2,717,478
United Fire Group, Inc.	57,345	3,457,330
United Insurance Holdings Corp.	56,240	1,167,542
Universal Insurance Holdings, Inc.	86,153	3,825,193
WMI Holdings Corp. (a)	879,789	1,196,513
		162,999,630
Mortgage Real Estate Investment Trusts - 0.9%
AG Mortgage Investment Trust, Inc.	76,147	1,487,151
American Capital Mortgage Investment Corp.	116,903	2,343,905
Anworth Mortgage Asset Corp.	263,891	1,330,011
Apollo Commercial Real Estate Finance, Inc.	334,792	6,391,179
Arbor Realty Trust, Inc. (b)	148,062	1,683,465
Ares Commercial Real Estate Corp.	72,887	1,029,164
Armour Residential REIT, Inc.	113,247	2,691,881
Blackstone Mortgage Trust, Inc. (b)	277,531	9,197,377
Capstead Mortgage Corp.	250,636	2,097,823
Cherry Hill Mortgage Investment Corp.	34,963	644,018
Dynex Capital, Inc.	145,957	970,614
Exantas Capital Corp.	87,623	919,165
Great Ajax Corp.	44,142	590,179
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	139,186	2,726,654
Invesco Mortgage Capital, Inc.	304,996	5,059,884
KKR Real Estate Finance Trust, Inc. (b)	45,202	936,585
Ladder Capital Corp. Class A	236,483	3,781,363
New York Mortgage Trust, Inc. (b)	303,560	1,885,108
Orchid Island Capital, Inc. (b)	145,184	1,180,346
PennyMac Mortgage Investment Trust	162,829	3,140,971
Redwood Trust, Inc.	203,864	3,426,954
Western Asset Mortgage Capital Corp.	109,438	1,211,479
ZAIS Financial Corp.	48,451	809,132
		55,534,408
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	19,428	1,686,350
Thrifts & Mortgage Finance - 2.1%
BankFinancial Corp.	37,805	632,856
Beneficial Bancorp, Inc.	187,178	3,041,643
BofI Holding, Inc. (a)(b)	161,162	6,288,541
BSB Bancorp, Inc. (a)	22,746	766,540
Capitol Federal Financial, Inc.	349,024	4,561,744
Charter Financial Corp.	34,200	772,578
Dime Community Bancshares, Inc.	87,724	1,508,853
Entegra Financial Corp. (a)	18,391	536,098
ESSA Bancorp, Inc.	25,404	398,843
Essent Group Ltd. (a)	261,364	10,036,378
Farmer Mac Class C (non-vtg.)	24,454	2,305,768
First Defiance Financial Corp.	54,143	1,741,239
Flagstar Bancorp, Inc. (a)	80,317	2,734,794
FS Bancorp, Inc.	8,538	523,977
Greene County Bancorp, Inc. (b)	8,061	273,268
Hingham Institution for Savings	3,618	799,831
Home Bancorp, Inc.	21,736	990,944
HomeStreet, Inc. (a)	67,954	2,011,438
Impac Mortgage Holdings, Inc. (a)(b)	26,141	230,564
Kearny Financial Corp.	263,674	3,783,722
Lendingtree, Inc. (a)(b)	21,131	5,046,083
Malvern Bancorp, Inc. (a)(b)	17,053	422,062
Meridian Bancorp, Inc. Maryland	130,930	2,396,019
Meta Financial Group, Inc.	25,383	2,270,509
MGIC Investment Corp. (a)	1,009,174	12,594,492
Nationstar Mortgage Holdings, Inc. (a)(b)	216	3,946
NMI Holdings, Inc. (a)	169,492	3,542,383
Northfield Bancorp, Inc.	118,003	1,965,930
Northwest Bancshares, Inc.	259,406	4,674,496
OceanFirst Financial Corp.	129,087	3,765,468
Oconee Federal Financial Corp.	2,421	65,875
Ocwen Financial Corp. (a)	317,786	1,264,788
Oritani Financial Corp.	108,544	1,736,704
PDL Community Bancorp (b)	23,377	354,395
PennyMac Financial Services, Inc.	54,559	1,044,805
PHH Corp. (a)	87,336	949,342
Provident Bancorp, Inc. (a)	11,608	318,640
Provident Financial Services, Inc.	168,619	4,306,529
Prudential Bancorp, Inc.	23,567	446,595
Radian Group, Inc.	587,825	11,256,849
Riverview Bancorp, Inc.	58,526	532,587
SI Financial Group, Inc.	30,021	418,793
Southern Missouri Bancorp, Inc.	19,494	772,742
Sterling Bancorp, Inc.	46,072	590,643
Territorial Bancorp, Inc.	20,587	627,904
Timberland Bancorp, Inc.	18,214	659,711
Trustco Bank Corp., New York	253,307	2,305,094
United Community Financial Corp.	131,696	1,376,223
United Financial Bancorp, Inc. New	139,463	2,441,997
Walker & Dunlop, Inc.	75,298	4,462,159
Washington Federal, Inc.	229,349	7,694,659
Waterstone Financial, Inc.	69,377	1,179,409
Westfield Financial, Inc.	73,054	792,636
WSFS Financial Corp.	82,110	4,655,637
		130,875,723

TOTAL FINANCIALS		1,089,844,011

HEALTH CARE - 15.6%
Biotechnology - 6.4%
Abeona Therapeutics, Inc. (a)(b)	84,007	1,213,901
ACADIA Pharmaceuticals, Inc. (a)(b)	267,567	4,037,586
Acceleron Pharma, Inc. (a)	105,288	4,586,345
Achaogen, Inc. (a)(b)	85,573	609,280
Achillion Pharmaceuticals, Inc. (a)	367,670	948,589
Acorda Therapeutics, Inc. (a)(b)	118,628	2,959,769
Adamas Pharmaceuticals, Inc. (a)(b)	59,821	1,422,543
ADMA Biologics, Inc. (a)	51,896	338,362
Aduro Biotech, Inc. (a)(b)	173,341	1,014,045
Adverum Biotechnologies, Inc. (a)	149,684	703,515
Aeglea BioTherapeutics, Inc. (a)	43,609	366,752
Agenus, Inc. (a)(b)	215,336	394,065
Aimmune Therapeutics, Inc. (a)(b)	117,837	3,407,846
Akebia Therapeutics, Inc. (a)	136,461	1,405,548
Albireo Pharma, Inc. (a)	25,157	793,703
Alder Biopharmaceuticals, Inc. (a)(b)	158,384	3,001,377
Aldeyra Therapeutics, Inc. (a)	42,438	294,944
Allena Pharmaceuticals, Inc. (a)	30,955	331,528
AMAG Pharmaceuticals, Inc. (a)(b)	93,606	2,064,012
Amicus Therapeutics, Inc. (a)(b)	515,042	7,493,861
AnaptysBio, Inc. (a)	50,385	3,946,153
Apellis Pharmaceuticals, Inc. (a)	98,494	1,812,290
Arbutus Biopharma Corp. (a)(b)	95,408	1,059,029
Arcus Biosciences, Inc. (b)	14,290	167,193
Ardelyx, Inc. (a)	89,833	363,824
Arena Pharmaceuticals, Inc. (a)	135,071	5,212,390
ArQule, Inc. (a)	236,481	1,177,675
Array BioPharma, Inc. (a)	554,770	8,537,910
Arrowhead Pharmaceuticals, Inc. (a)(b)	236,888	3,451,458
Arsanis, Inc. (a)	11,872	29,917
Atara Biotherapeutics, Inc. (a)(b)	110,661	4,155,321
Athersys, Inc. (a)(b)	309,115	618,230
Audentes Therapeutics, Inc. (a)(b)	87,021	3,276,341
AVEO Pharmaceuticals, Inc. (a)(b)	280,196	596,817
Avid Bioservices, Inc. (a)	137,983	768,565
Bellicum Pharmaceuticals, Inc. (a)(b)	107,635	684,559
BioCryst Pharmaceuticals, Inc. (a)(b)	268,103	1,581,808
Biohaven Pharmaceutical Holding Co. Ltd. (a)(b)	74,400	2,568,288
Biospecifics Technologies Corp. (a)	15,455	703,203
BioTime, Inc. (a)(b)	240,968	626,517
Blueprint Medicines Corp. (a)	112,497	6,698,071
Calithera Biosciences, Inc. (a)	83,181	370,155
Calyxt, Inc.	13,762	241,661
Cara Therapeutics, Inc. (a)(b)	73,852	1,324,166
CareDx, Inc. (a)	87,935	1,183,605
CASI Pharmaceuticals, Inc. (a)(b)	135,880	991,924
Catalyst Biosciences, Inc. (a)	31,783	314,016
Catalyst Pharmaceutical Partners, Inc. (a)	266,245	769,448
Celcuity, Inc. (a)	15,677	385,341
Cellular Biomedicine Group, Inc. (a)(b)	31,442	712,161
ChemoCentryx, Inc. (a)	60,323	697,334
Chimerix, Inc. (a)	116,947	522,753
Clovis Oncology, Inc. (a)	129,558	5,718,690
CohBar, Inc. (a)(b)	59,781	341,947
Coherus BioSciences, Inc. (a)	126,964	2,418,664
Concert Pharmaceuticals, Inc. (a)	57,404	917,890
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	134,827	680,876
Corvus Pharmaceuticals, Inc. (a)	37,437	369,503
CTI BioPharma Corp. (a)	135,827	301,536
Cue Biopharma, Inc. (a)	47,320	428,719
Cytokinetics, Inc. (a)	124,270	913,385
CytomX Therapeutics, Inc. (a)	105,022	2,766,279
Deciphera Pharmaceuticals, Inc. (a)	20,569	707,574
Denali Therapeutics, Inc. (a)(b)	45,656	574,809
Dicerna Pharmaceuticals, Inc. (a)	120,978	1,524,323
Dyax Corp. rights 12/31/19 (a)(c)	125,389	448,893
Dynavax Technologies Corp. (a)(b)	169,727	2,291,315
Eagle Pharmaceuticals, Inc. (a)(b)	28,360	2,247,530
Editas Medicine, Inc. (a)(b)	124,033	3,688,741
Emergent BioSolutions, Inc. (a)	120,953	6,573,796
Enanta Pharmaceuticals, Inc. (a)	45,598	4,446,717
Epizyme, Inc. (a)(b)	142,449	1,837,592
Esperion Therapeutics, Inc. (a)(b)	62,292	2,799,402
Evelo Biosciences, Inc. (b)	15,525	196,236
Fate Therapeutics, Inc. (a)(b)	135,448	1,209,551
Fennec Pharmaceuticals, Inc. (a)	30,258	278,374
FibroGen, Inc. (a)	203,395	12,834,225
Five Prime Therapeutics, Inc. (a)	90,383	1,346,707
Flexion Therapeutics, Inc. (a)(b)	91,485	2,182,832
Fortress Biotech, Inc. (a)	91,707	204,507
Foundation Medicine, Inc. (a)	41,324	5,661,388
Genomic Health, Inc. (a)	56,310	3,022,721
Geron Corp. (a)(b)	432,716	1,553,450
Global Blood Therapeutics, Inc. (a)(b)	135,946	5,682,543
GlycoMimetics, Inc. (a)(b)	91,555	1,344,943
GTx, Inc. (a)(b)	13,129	214,265
Halozyme Therapeutics, Inc. (a)(b)	339,436	6,143,792
Heron Therapeutics, Inc. (a)	173,650	6,503,193
Idera Pharmaceuticals, Inc. (a)	50,920	290,753
Immune Design Corp. (a)	90,338	343,284
ImmunoGen, Inc. (a)	347,964	3,236,065
Immunomedics, Inc. (a)(b)	358,532	8,579,671
Inovio Pharmaceuticals, Inc. (a)(b)	224,841	901,612
Insmed, Inc. (a)(b)	208,066	5,174,601
Insys Therapeutics, Inc. (a)(b)	73,312	488,258
Intellia Therapeutics, Inc. (a)(b)	90,462	2,408,098
Intercept Pharmaceuticals, Inc. (a)(b)	59,602	5,432,126
Intrexon Corp. (a)(b)	189,135	2,772,719
Invitae Corp. (a)	174,803	1,545,259
Iovance Biotherapeutics, Inc. (a)	223,370	3,171,854
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	376,920	7,267,018
Jounce Therapeutics, Inc. (a)(b)	42,217	298,052
Kadmon Holdings, Inc. (a)	187,048	635,963
Karyopharm Therapeutics, Inc. (a)	132,338	2,352,970
Keryx Biopharmaceuticals, Inc. (a)(b)	255,499	1,083,316
Kindred Biosciences, Inc. (a)	70,045	949,110
Kura Oncology, Inc. (a)(b)	67,946	1,379,304
La Jolla Pharmaceutical Co. (a)(b)	58,399	1,931,255
Lexicon Pharmaceuticals, Inc. (a)(b)	117,659	1,409,555
Ligand Pharmaceuticals, Inc. Class B (a)(b)	56,918	12,426,907
Loxo Oncology, Inc. (a)	72,233	12,105,528
Macrogenics, Inc. (a)(b)	106,737	2,204,119
Madrigal Pharmaceuticals, Inc. (a)(b)	15,813	4,064,415
MannKind Corp. (a)(b)	384,090	591,499
MediciNova, Inc. (a)(b)	105,937	1,002,164
Menlo Therapeutics, Inc. (a)(b)	17,743	144,783
MiMedx Group, Inc. (a)(b)	281,882	1,197,999
Minerva Neurosciences, Inc. (a)	83,012	668,247
Miragen Therapeutics, Inc. (a)	69,107	465,781
Mirati Therapeutics, Inc. (a)(b)	49,285	3,026,099
Molecular Templates, Inc. (a)	24,928	129,127
Momenta Pharmaceuticals, Inc. (a)	208,756	6,179,178
Myriad Genetics, Inc. (a)	178,484	7,808,675
NantKwest, Inc. (a)(b)	76,133	266,466
Natera, Inc. (a)	80,229	1,842,058
NewLink Genetics Corp. (a)(b)	78,032	294,961
Novavax, Inc. (a)(b)	1,037,350	1,317,435
Nymox Pharmaceutical Corp. (a)(b)	89,378	286,903
Opko Health, Inc. (a)(b)	875,152	4,918,354
Organovo Holdings, Inc. (a)(b)	279,820	332,986
Ovid Therapeutics, Inc. (a)	35,950	358,781
Palatin Technologies, Inc. (a)(b)	534,513	513,132
PDL BioPharma, Inc. (a)(b)	399,929	1,003,822
Pfenex, Inc. (a)	58,530	299,674
Pieris Pharmaceuticals, Inc. (a)(b)	139,991	768,551
Polarityte, Inc. (a)(b)	23,476	535,018
Portola Pharmaceuticals, Inc. (a)(b)	177,167	6,342,579
Progenics Pharmaceuticals, Inc. (a)(b)	201,991	1,612,898
Proteostasis Therapeutics, Inc. (a)(b)	71,249	176,698
Prothena Corp. PLC (a)(b)	109,441	1,626,293
PTC Therapeutics, Inc. (a)	123,214	4,690,757
Puma Biotechnology, Inc. (a)(b)	79,078	3,807,606
Ra Pharmaceuticals, Inc. (a)	38,882	427,702
Radius Health, Inc. (a)(b)	110,160	2,643,840
Recro Pharma, Inc. (a)	49,335	255,555
REGENXBIO, Inc. (a)(b)	77,783	5,468,145
Repligen Corp.(a)(b)	106,448	5,144,632
Retrophin, Inc. (a)(b)	108,845	3,008,476
Rigel Pharmaceuticals, Inc. (a)	451,029	1,271,902
Rocket Pharmaceuticals, Inc. (a)(b)	57,108	1,171,285
Sangamo Therapeutics, Inc. (a)(b)	275,594	3,761,858
Savara, Inc. (a)	68,159	750,431
Selecta Biosciences, Inc. (a)(b)	49,788	602,933
Seres Therapeutics, Inc. (a)(b)	56,254	425,843
Sienna Biopharmaceuticals, Inc. (b)	41,777	632,504
Solid Biosciences, Inc. (a)(b)	24,743	994,669
Sorrento Therapeutics, Inc. (a)(b)	236,362	1,323,627
Spark Therapeutics, Inc. (a)(b)	85,588	6,566,311
Spectrum Pharmaceuticals, Inc. (a)	269,427	5,736,101
Spring Bank Pharmaceuticals, Inc. (a)(b)	29,544	379,050
Stemline Therapeutics, Inc. (a)	74,783	1,151,658
Surface Oncology, Inc.	19,618	216,975
Syndax Pharmaceuticals, Inc. (a)	39,547	266,547
Synergy Pharmaceuticals, Inc. (a)(b)	676,545	1,150,127
Synlogic, Inc. (a)	41,267	386,672
Syros Pharmaceuticals, Inc. (a)	67,339	681,471
T2 Biosystems, Inc. (a)	69,276	414,963
TG Therapeutics, Inc. (a)(b)	161,315	1,895,451
Tobira Therapeutics, Inc. rights (a)(b)(c)	9,663	70,733
Tocagen, Inc. (a)(b)	48,297	446,747
Tyme, Inc. (a)	114,488	332,015
Ultragenyx Pharmaceutical, Inc. (a)(b)	127,929	10,120,463
UNITY Biotechnology, Inc. (b)	13,860	208,316
Unum Therapeutics, Inc.	9,743	163,390
Vanda Pharmaceuticals, Inc. (a)	139,821	2,915,268
Veracyte, Inc. (a)(b)	65,986	714,628
Verastem, Inc. (a)(b)	144,248	1,110,710
Vericel Corp. (a)	100,626	1,051,542
Viking Therapeutics, Inc. (a)	118,544	1,209,149
Vital Therapies, Inc. (a)(b)	82,302	654,301
Voyager Therapeutics, Inc. (a)(b)	58,411	1,101,631
Xencor, Inc. (a)	125,626	4,675,800
XOMA Corp. (a)(b)	15,292	374,195
Zafgen, Inc. (a)	61,535	639,964
ZIOPHARM Oncology, Inc. (a)(b)	355,742	921,372
		391,411,890
Health Care Equipment & Supplies - 3.5%
Abaxis, Inc.	59,673	4,952,859
Accuray, Inc. (a)(b)	226,198	870,862
Angiodynamics, Inc. (a)	99,247	2,098,082
Anika Therapeutics, Inc. (a)(b)	39,284	1,572,539
Antares Pharma, Inc. (a)(b)	389,794	1,040,750
Atricure, Inc. (a)	91,254	2,614,427
Atrion Corp.	3,878	2,668,064
Avanos Medical, Inc. (a)	127,432	7,034,246
AxoGen, Inc. (a)(b)	90,584	4,069,486
Cardiovascular Systems, Inc. (a)	88,375	3,352,064
Cerus Corp. (a)	352,629	2,612,981
CONMED Corp.	68,556	5,073,144
Cryolife, Inc. (a)	96,824	2,885,355
CryoPort, Inc. (a)(b)	68,491	1,010,927
Cutera, Inc. (a)	36,521	1,460,840
CytoSorbents Corp. (a)(b)	76,920	923,040
Endologix, Inc. (a)	226,375	1,152,249
Fonar Corp. (a)	16,606	433,417
Genmark Diagnostics, Inc. (a)	140,141	936,142
Glaukos Corp. (a)(b)	89,766	3,735,163
Globus Medical, Inc. (a)	194,895	10,033,195
Haemonetics Corp. (a)	146,144	14,269,500
Helius Medical Technologies, Inc. (U.S.) (a)(b)	45,006	412,255
Heska Corp. (a)	18,142	1,818,736
Inogen, Inc. (a)	47,988	9,561,609
Inspire Medical Systems, Inc.	21,418	959,526
Integer Holdings Corp. (a)	84,647	6,048,028
IntriCon Corp. (a)(b)	16,634	966,435
Invacare Corp. (b)	89,712	1,601,359
IRadimed Corp. (a)(b)	9,729	223,767
iRhythm Technologies, Inc. (a)	64,594	4,880,077
K2M Group Holdings, Inc. (a)	112,083	2,283,131
Lantheus Holdings, Inc. (a)	101,166	1,461,849
LeMaitre Vascular, Inc. (b)	42,956	1,546,416
LivaNova PLC (a)	132,471	14,588,992
Meridian Bioscience, Inc.	113,083	1,786,711
Merit Medical Systems, Inc. (a)	133,550	7,251,765
Natus Medical, Inc. (a)	87,704	3,201,196
Neogen Corp. (a)	136,756	11,268,694
Nevro Corp. (a)(b)	79,221	4,456,973
Novocure Ltd. (a)	195,495	6,646,830
NuVasive, Inc. (a)	139,827	8,116,957
Nuvectra Corp. (a)	37,989	595,668
NxStage Medical, Inc. (a)	178,776	5,018,242
OraSure Technologies, Inc. (a)	163,860	2,751,209
Orthofix International NV (a)	47,665	2,883,256
OrthoPediatrics Corp. (b)	18,950	532,495
Oxford Immunotec Global PLC (a)	68,710	900,788
Pulse Biosciences, Inc. (a)(b)	29,000	387,440
Quanterix Corp. (a)	13,725	205,738
Quidel Corp. (a)	89,253	6,056,709
Rockwell Medical Technologies, Inc. (a)(b)	129,705	526,602
RTI Biologics, Inc. (a)	154,990	712,954
Seaspine Holdings Corp. (a)	31,921	445,617
Sientra, Inc. (a)	63,217	1,294,052
Staar Surgical Co. (a)	113,123	3,489,845
SurModics, Inc. (a)	35,398	2,081,402
Tactile Systems Technology, Inc. (a)(b)	47,205	2,269,144
Tandem Diabetes Care, Inc. (a)	121,377	3,345,150
TransEnterix, Inc. (a)(b)	424,371	2,270,385
Utah Medical Products, Inc.	9,349	906,853
Varex Imaging Corp. (a)(b)	103,928	3,974,207
ViewRay, Inc. (a)(b)	134,907	1,608,091
Wright Medical Group NV (a)(b)	288,517	7,336,987
		213,473,472
Health Care Providers & Services - 2.0%
AAC Holdings, Inc. (a)(b)	35,349	367,276
Addus HomeCare Corp. (a)	20,644	1,365,601
Amedisys, Inc. (a)	77,824	7,286,661
American Renal Associates Holdings, Inc. (a)(b)	35,699	574,397
AMN Healthcare Services, Inc. (a)(b)	128,456	7,771,588
Apollo Medical Holdings, Inc. (a)(b)	67,337	1,628,209
BioScrip, Inc. (a)(b)	341,950	906,168
BioTelemetry, Inc. (a)	88,339	4,637,798
Brookdale Senior Living, Inc. (a)	508,609	4,877,560
Capital Senior Living Corp. (a)	67,151	670,838
Civitas Solutions, Inc. (a)	44,368	725,417
Community Health Systems, Inc. (a)(b)	235,659	787,101
Corvel Corp. (a)	24,605	1,411,097
Cross Country Healthcare, Inc. (a)	95,986	1,125,916
Diplomat Pharmacy, Inc. (a)(b)	154,498	3,210,468
G1 Therapeutics, Inc. (a)(b)	55,431	2,846,382
Genesis HealthCare, Inc. Class A (a)(b)	151,852	229,297
HealthEquity, Inc. (a)(b)	147,321	11,122,736
LHC Group, Inc. (a)	84,030	7,233,302
LifePoint Hospitals, Inc. (a)	96,673	6,264,410
Magellan Health Services, Inc. (a)	66,978	4,872,650
National Healthcare Corp.	33,026	2,380,514
National Research Corp. Class A	29,876	1,133,794
National Vision Holdings, Inc. (b)	132,195	5,375,049
OptiNose, Inc.	43,481	884,838
Owens & Minor, Inc.	166,139	3,135,043
Patterson Companies, Inc.	223,008	5,468,156
Providence Service Corp.	30,921	2,166,944
Quorum Health Corp. (a)(b)	77,785	376,479
R1 RCM, Inc. (a)	280,393	2,248,752
RadNet, Inc. (a)	107,972	1,446,825
Select Medical Holdings Corp. (a)	294,855	6,132,984
Surgery Partners, Inc. (a)(b)	50,278	759,198
Tenet Healthcare Corp. (a)(b)	227,720	8,569,104
The Ensign Group, Inc.	134,066	4,835,761
Tivity Health, Inc. (a)(b)	108,797	3,666,459
Triple-S Management Corp. (a)	60,121	2,134,897
U.S. Physical Therapy, Inc.	33,919	3,553,015
		124,182,684
Health Care Technology - 1.0%
Allscripts Healthcare Solutions, Inc. (a)	483,166	5,913,952
Castlight Health, Inc. Class B (a)	208,629	688,476
Computer Programs & Systems, Inc.	31,188	973,066
Evolent Health, Inc. (a)(b)	183,176	3,700,155
HealthStream, Inc.	70,567	1,981,521
HMS Holdings Corp. (a)	225,367	5,393,032
Inovalon Holdings, Inc. Class A (a)(b)	187,386	1,995,661
Medidata Solutions, Inc. (a)(b)	157,085	11,672,986
NantHealth, Inc. (a)(b)	55,944	180,699
Omnicell, Inc. (a)	104,351	6,208,885
Quality Systems, Inc. (a)	144,665	2,912,106
Simulations Plus, Inc.	31,283	555,273
Tabula Rasa HealthCare, Inc. (a)(b)	47,031	2,739,085
Teladoc, Inc. (a)(b)	182,341	10,913,109
Vocera Communications, Inc. (a)	80,063	2,416,301
		58,244,307
Life Sciences Tools & Services - 0.5%
Accelerate Diagnostics, Inc. (a)(b)	70,962	1,557,616
Cambrex Corp. (a)	89,484	5,592,750
ChromaDex, Inc. (a)	104,992	470,364
Codexis, Inc. (a)	138,186	1,989,878
Enzo Biochem, Inc. (a)	119,826	529,631
Fluidigm Corp. (a)(b)	71,666	458,662
Harvard Bioscience, Inc. (a)	95,867	546,442
Luminex Corp.	112,559	3,811,248
Medpace Holdings, Inc. (a)	32,384	1,987,406
Nanostring Technologies, Inc. (a)	59,666	699,882
NeoGenomics, Inc. (a)(b)	152,167	2,130,338
Pacific Biosciences of California, Inc. (a)(b)	331,996	1,261,585
Syneos Health, Inc. (a)	152,187	7,499,014
		28,534,816
Pharmaceuticals - 2.2%
Aclaris Therapeutics, Inc. (a)(b)	72,314	1,239,462
Aerie Pharmaceuticals, Inc. (a)(b)	96,788	6,538,029
Akcea Therapeutics, Inc. (b)	34,732	1,098,226
Akorn, Inc. (a)	253,770	4,699,820
Amneal Pharmaceuticals, Inc. (a)	236,454	4,532,823
Amphastar Pharmaceuticals, Inc. (a)	96,185	1,678,428
Ampio Pharmaceuticals, Inc. (a)(b)	216,177	642,046
ANI Pharmaceuticals, Inc. (a)	21,806	1,459,912
Aratana Therapeutics, Inc. (a)	120,719	547,461
Assembly Biosciences, Inc.(a)	46,325	2,048,955
AstraZeneca PLC rights (a)(c)	1,000	0
Athenex, Inc. (a)	114,617	2,208,670
Clearside Biomedical, Inc. (a)	75,574	673,364
Collegium Pharmaceutical, Inc. (a)(b)	79,832	1,538,363
Corcept Therapeutics, Inc. (a)(b)	265,615	3,487,525
Corium International, Inc. (a)(b)	71,789	531,956
CymaBay Therapeutics, Inc. (a)	160,730	1,798,569
DepoMed, Inc. (a)(b)	160,265	1,419,948
Dermira, Inc. (a)	94,209	917,596
Dova Pharmaceuticals, Inc. (a)(b)	32,247	695,568
Durect Corp. (a)	423,756	622,921
Eloxx Pharmaceuticals, Inc. (a)(b)	58,577	888,613
Endo International PLC (a)	609,613	7,583,586
Endocyte, Inc. (a)	176,842	2,709,219
Evolus, Inc. (a)	13,448	264,388
Horizon Pharma PLC (a)	449,880	7,931,384
Innoviva, Inc. (a)(b)	187,705	2,656,026
Intersect ENT, Inc. (a)	80,677	2,609,901
Intra-Cellular Therapies, Inc. (a)	121,969	2,447,918
Kala Pharmaceuticals, Inc.	31,160	395,420
Lannett Co., Inc. (a)(b)	78,445	1,000,174
Mallinckrodt PLC (a)(b)	223,911	5,250,713
Marinus Pharmaceuticals, Inc. (a)(b)	98,343	727,738
Melinta Therapeutics, Inc. (a)	51,788	274,476
Mersana Therapeutics, Inc. (a)(b)	34,472	406,770
Mustang Bio, Inc. (a)(b)	44,338	303,715
MyoKardia, Inc. (a)(b)	83,026	4,765,692
Neos Therapeutics, Inc. (a)	75,048	409,012
Ocular Therapeutix, Inc. (a)	88,092	488,911
Odonate Therapeutics, Inc. (a)(b)	18,274	361,277
Omeros Corp. (a)(b)	124,693	2,626,035
Pacira Pharmaceuticals, Inc. (a)	108,375	4,356,675
Paratek Pharmaceuticals, Inc. (a)(b)	85,359	862,126
Phibro Animal Health Corp. Class A	54,501	2,610,598
Prestige Brands Holdings, Inc. (a)(b)	145,442	5,196,643
Reata Pharmaceuticals, Inc. (a)	43,205	3,029,103
resTORbio, Inc. (a)(b)	18,534	285,238
Revance Therapeutics, Inc. (a)	89,386	2,569,848
Rhythm Pharmaceuticals, Inc. (b)	33,394	1,036,550
scPharmaceuticals, Inc. (a)(b)	18,798	87,599
SIGA Technologies, Inc. (a)(b)	140,346	1,065,226
Spero Therapeutics, Inc. (a)(b)	18,352	211,415
Supernus Pharmaceuticals, Inc. (a)	133,230	7,054,529
Teligent, Inc. (a)(b)	110,260	460,887
Tetraphase Pharmaceuticals, Inc. (a)	138,096	396,336
The Medicines Company (a)(b)	187,288	7,440,952
TherapeuticsMD, Inc. (a)(b)	457,576	2,388,547
Theravance Biopharma, Inc. (a)(b)	116,691	2,794,749
WAVE Life Sciences (a)	47,990	1,938,796
Zogenix, Inc. (a)(b)	96,163	5,457,250
Zomedica Pharmaceuticals Corp. (a)(b)	108,327	232,903
		131,956,580

TOTAL HEALTH CARE		947,803,749

INDUSTRIALS - 15.5%
Aerospace & Defense - 1.4%
AAR Corp.	88,419	4,191,945
Aerojet Rocketdyne Holdings, Inc. (a)(b)	190,138	6,407,651
AeroVironment, Inc. (a)(b)	57,732	4,249,653
Astronics Corp. (a)	57,584	2,361,520
Axon Enterprise, Inc. (a)(b)	143,015	9,715,009
Cubic Corp.	68,896	4,691,818
Ducommun, Inc. (a)	28,836	961,104
Engility Holdings, Inc. (a)	49,416	1,709,794
Esterline Technologies Corp. (a)	71,152	6,069,266
KEYW Holding Corp. (a)(b)	133,065	1,180,287
KLX, Inc. (a)	136,740	9,988,857
Kratos Defense & Security Solutions, Inc. (a)(b)	239,533	3,094,766
Maxar Technologies Ltd. (b)	154,088	7,551,301
Mercury Systems, Inc. (a)	127,747	5,330,882
Moog, Inc. Class A	87,281	6,546,948
National Presto Industries, Inc. (b)	13,506	1,683,523
Sparton Corp. (a)	25,511	380,879
Triumph Group, Inc. (b)	132,736	2,767,546
Vectrus, Inc. (a)	30,188	948,205
Wesco Aircraft Holdings, Inc. (a)	147,488	1,762,482
		81,593,436
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	158,646	3,574,294
Atlas Air Worldwide Holdings, Inc. (a)	64,365	4,315,673
Echo Global Logistics, Inc. (a)	76,005	2,618,372
Forward Air Corp.	79,742	5,095,514
Hub Group, Inc. Class A (a)	88,858	4,123,011
Radiant Logistics, Inc. (a)	104,470	416,835
		20,143,699
Airlines - 0.4%
Allegiant Travel Co.	35,087	4,336,753
Hawaiian Holdings, Inc.	137,143	5,499,434
SkyWest, Inc.	138,608	8,302,619
Spirit Airlines, Inc. (a)(b)	186,652	8,108,163
		26,246,969
Building Products - 1.5%
AAON, Inc.	112,897	4,261,862
Advanced Drain Systems, Inc. Del	121,141	3,385,891
American Woodmark Corp. (a)	38,419	3,206,066
Apogee Enterprises, Inc.	75,229	3,818,624
Builders FirstSource, Inc. (a)	307,341	5,510,624
Caesarstone Sdot-Yam Ltd. (b)	61,917	975,193
Continental Building Products, Inc. (a)	100,969	3,220,911
COVIA Corp. (a)(b)	84,614	1,525,590
CSW Industrials, Inc. (a)	43,999	2,386,946
GCP Applied Technologies, Inc. (a)	195,473	5,698,038
Gibraltar Industries, Inc. (a)	86,823	3,772,459
GMS, Inc. (a)	88,602	2,324,916
Griffon Corp.	79,024	1,414,530
Insteel Industries, Inc.	49,586	2,039,472
Jeld-Wen Holding, Inc. (a)	190,615	5,230,476
Masonite International Corp. (a)	74,409	5,078,414
NCI Building Systems, Inc. (a)	115,864	1,848,031
Patrick Industries, Inc. (a)	64,761	3,966,611
PGT, Inc. (a)	132,851	3,188,424
Quanex Building Products Corp.	94,931	1,680,279
Simpson Manufacturing Co. Ltd.	112,535	8,210,554
Trex Co., Inc. (a)(b)	160,794	12,500,126
Universal Forest Products, Inc.	162,939	6,002,673
		91,246,710
Commercial Services & Supplies - 2.6%
ABM Industries, Inc.	179,890	5,612,568
ACCO Brands Corp.	288,844	3,697,203
ADS Waste Holdings, Inc. (a)	196,822	4,841,821
Brady Corp. Class A	127,646	4,882,460
Casella Waste Systems, Inc. Class A (a)	108,464	2,989,268
CECO Environmental Corp.	82,806	568,877
Cimpress NV (a)(b)	59,918	8,752,222
CompX International, Inc. Class A	4,410	56,007
Covanta Holding Corp.	319,590	5,752,620
Deluxe Corp. (b)	129,787	7,648,348
Ennis, Inc.	67,273	1,463,188
Essendant, Inc.	102,629	1,706,720
Evoqua Water Technologies Corp. (a)(b)	206,084	4,397,833
Healthcare Services Group, Inc. (b)	201,548	8,114,322
Heritage-Crystal Clean, Inc. (a)	40,162	967,904
Herman Miller, Inc.	161,796	6,123,979
HNI Corp.	118,080	5,109,322
Interface, Inc.	160,670	3,599,008
Kimball International, Inc. Class B	97,993	1,582,587
Knoll, Inc.	131,715	2,970,173
LSC Communications, Inc.	93,504	1,404,430
Matthews International Corp. Class A	84,814	4,456,976
McGrath RentCorp.	65,755	3,904,532
Mobile Mini, Inc.	120,879	5,155,489
Msa Safety, Inc.	92,703	9,351,879
Multi-Color Corp. (b)	37,710	2,502,059
NL Industries, Inc. (a)	22,390	191,435
Pitney Bowes, Inc.	511,845	4,468,407
Quad/Graphics, Inc.	89,340	1,836,830
R.R. Donnelley & Sons Co.	192,376	1,135,018
SP Plus Corp. (a)	61,594	2,402,166
Steelcase, Inc. Class A	230,762	3,172,978
Team, Inc. (a)(b)	80,944	1,764,579
Tetra Tech, Inc.	150,723	9,163,958
The Brink's Co.	136,772	10,921,244
U.S. Ecology, Inc.	59,674	4,045,897
UniFirst Corp.	41,447	7,756,806
Viad Corp.	55,473	3,184,150
VSE Corp.	23,492	1,012,505
		158,667,768
Construction & Engineering - 1.1%
Aegion Corp. (a)	87,104	2,158,437
Ameresco, Inc. Class A (a)	51,123	685,048
Argan, Inc.	39,796	1,528,166
Comfort Systems U.S.A., Inc.	100,726	5,595,329
Dycom Industries, Inc. (a)(b)	82,095	7,319,590
EMCOR Group, Inc.	158,564	12,201,500
Granite Construction, Inc.	119,447	6,444,166
Great Lakes Dredge & Dock Corp. (a)	158,327	854,966
HC2 Holdings, Inc. (a)	115,208	665,902
Ies Holdings, Inc. (a)(b)	22,184	398,203
Infrastructure and Energy Alternatives, Inc. (a)(b)	47,230	481,746
KBR, Inc.	383,486	7,662,050
Keane Group, Inc. (a)(b)	150,136	2,118,419
MasTec, Inc. (a)(b)	176,275	8,205,601
MYR Group, Inc. (a)	45,085	1,663,186
Northwest Pipe Co. (a)	25,632	501,362
NV5 Holdings, Inc. (a)	22,619	1,703,211
Orion Group Holdings, Inc. (a)	75,052	688,227
Primoris Services Corp.	113,334	3,061,151
Sterling Construction Co., Inc. (a)	72,267	970,546
Tutor Perini Corp. (a)(b)	101,437	1,876,585
Williams Scotsman Corp. (a)(b)	88,033	1,470,151
		68,253,542
Electrical Equipment - 0.7%
Allied Motion Technologies, Inc.	18,932	868,600
AZZ, Inc.	70,393	3,815,301
Babcock & Wilcox Enterprises, Inc. (a)(b)	89,120	191,608
Encore Wire Corp.	55,364	2,698,995
Energous Corp. (a)(b)	63,430	870,260
EnerSys	114,487	9,395,948
Enphase Energy, Inc. (a)(b)	235,444	1,400,892
FuelCell Energy, Inc. (a)(b)	221,191	287,548
Generac Holdings, Inc. (a)	164,847	8,860,526
Plug Power, Inc. (a)(b)	577,131	1,154,262
Powell Industries, Inc.	24,516	898,511
Preformed Line Products Co.	8,600	755,080
Sunrun, Inc. (a)(b)	258,574	3,656,236
Thermon Group Holdings, Inc. (a)	88,009	2,206,386
TPI Composites, Inc. (a)	39,609	1,220,749
Vicor Corp. (a)	46,884	2,698,174
Vivint Solar, Inc. (a)	83,801	477,666
		41,456,742
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	97,425	3,780,090
Machinery - 3.9%
Actuant Corp. Class A	165,785	4,733,162
Alamo Group, Inc.	26,203	2,436,879
Albany International Corp. Class A	77,988	5,158,906
Altra Industrial Motion Corp. (b)	78,746	3,456,949
American Railcar Industries, Inc. (b)	19,627	894,402
Astec Industries, Inc.	62,355	3,063,501
Barnes Group, Inc.	133,544	9,060,960
Blue Bird Corp. (a)(b)	39,510	890,951
Briggs & Stratton Corp.	112,864	1,996,564
Cactus, Inc. (a)	99,849	3,267,059
Chart Industries, Inc. (a)	83,824	6,545,816
CIRCOR International, Inc. (b)	44,250	1,962,488
Columbus McKinnon Corp. (NY Shares)	60,107	2,474,004
Commercial Vehicle Group, Inc. (a)	83,746	587,059
Dmc Global, Inc.	38,777	1,591,796
Douglas Dynamics, Inc.	60,456	2,968,390
Eastern Co.	14,784	436,128
Energy Recovery, Inc. (a)(b)	98,293	795,190
EnPro Industries, Inc.	56,237	4,295,944
ESCO Technologies, Inc.	69,193	4,307,264
Federal Signal Corp.	161,705	3,840,494
Franklin Electric Co., Inc.	126,164	6,238,810
FreightCar America, Inc.	32,562	596,210
Gencor Industries, Inc. (a)	23,529	352,935
Global Brass & Copper Holdings, Inc.	59,135	1,948,498
Gorman-Rupp Co.	47,975	1,815,374
Graham Corp.	26,156	696,534
Greenbrier Companies, Inc. (b)	86,065	4,875,582
Harsco Corp. (a)	218,995	5,551,523
Hillenbrand, Inc.	170,632	8,565,726
Hurco Companies, Inc.	16,924	749,733
Hyster-Yale Materials Handling Class A	28,204	1,854,695
John Bean Technologies Corp.	85,187	9,421,682
Kadant, Inc.	29,745	2,873,367
Kennametal, Inc.	221,569	8,632,328
L.B. Foster Co. Class A (a)	26,708	655,681
Lindsay Corp.	29,148	2,743,993
Lydall, Inc. (a)	46,144	2,141,082
Manitex International, Inc. (a)(b)	39,746	482,119
Manitowoc Co., Inc. (a)	96,147	2,546,934
Meritor, Inc. (a)	228,983	4,717,050
Milacron Holdings Corp. (a)	188,773	3,935,917
Miller Industries, Inc.	30,146	785,303
Mueller Industries, Inc.	154,092	5,101,986
Mueller Water Products, Inc. Class A	420,260	5,190,211
Navistar International Corp. New (a)	133,885	5,766,427
NN, Inc.	75,260	1,618,090
Omega Flex, Inc.	7,940	732,703
Park-Ohio Holdings Corp.	24,258	908,462
ProPetro Holding Corp. (a)(b)	193,102	3,174,597
Proto Labs, Inc. (a)	73,750	9,192,938
RBC Bearings, Inc. (a)	64,184	9,331,070
Rexnord Corp. (a)	284,221	8,594,843
Spartan Motors, Inc.	92,961	1,371,175
SPX Corp. (a)	117,684	4,366,076
SPX Flow, Inc. (a)	114,645	5,447,930
Standex International Corp.	34,578	3,584,010
Sun Hydraulics Corp.	77,679	4,043,969
Tennant Co.	48,539	3,948,648
Titan International, Inc.	136,866	1,449,411
TriMas Corp. (a)	124,623	3,688,841
Twin Disc, Inc. (a)	23,145	606,630
Wabash National Corp.	156,080	3,090,384
Watts Water Technologies, Inc. Class A	75,485	6,457,742
Woodward, Inc.	145,721	12,125,444
		236,736,569
Marine - 0.1%
Costamare, Inc.	131,455	912,298
Eagle Bulk Shipping, Inc. (a)(b)	129,738	745,994
Genco Shipping & Trading Ltd. (a)	22,126	328,571
Matson, Inc.	115,210	4,147,560
Safe Bulkers, Inc. (a)	136,661	453,715
Scorpio Bulkers, Inc.	157,374	1,188,174
		7,776,312
Professional Services - 1.5%
Acacia Research Corp. (a)	138,152	524,978
Asgn, Inc. (a)	138,015	12,462,755
Barrett Business Services, Inc.	19,362	1,778,981
BG Staffing, Inc.	18,660	490,758
CBIZ, Inc. (a)	140,233	3,085,126
CRA International, Inc.	21,305	1,153,027
Exponent, Inc.	140,273	6,859,350
Forrester Research, Inc.	27,810	1,286,213
Franklin Covey Co. (a)	27,689	707,454
FTI Consulting, Inc. (a)	102,131	8,064,264
GP Strategies Corp. (a)	33,798	638,782
Heidrick & Struggles International, Inc.	50,864	2,080,338
Hill International, Inc. (a)	133,375	733,563
Huron Consulting Group, Inc. (a)	60,122	2,624,325
ICF International, Inc.	49,717	3,661,657
InnerWorkings, Inc. (a)	119,276	1,056,785
Insperity, Inc.	104,287	9,917,694
Kelly Services, Inc. Class A (non-vtg.)	85,357	2,073,322
Kforce, Inc.	62,726	2,371,043
Korn/Ferry International	153,680	10,139,806
MISTRAS Group, Inc. (a)	47,348	996,202
Navigant Consulting, Inc. (a)	121,887	2,652,261
Resources Connection, Inc.	80,469	1,279,457
TriNet Group, Inc. (a)	118,598	6,386,502
TrueBlue, Inc. (a)	111,501	3,016,102
WageWorks, Inc. (a)	107,923	5,698,334
Willdan Group, Inc. (a)	21,235	592,032
		92,331,111
Road & Rail - 0.5%
ArcBest Corp.	69,908	3,254,217
Avis Budget Group, Inc. (a)	186,333	6,493,705
Covenant Transport Group, Inc. Class A (a)	33,446	969,265
Daseke, Inc. (a)	111,066	965,164
Heartland Express, Inc.	127,025	2,437,610
Marten Transport Ltd.	106,467	2,326,304
P.A.M. Transportation Services, Inc. (a)	5,984	326,427
Saia, Inc. (a)	69,746	5,255,361
U.S.A. Truck, Inc. (a)	21,671	472,861
Universal Logistics Holdings, Inc.	23,927	801,555
Werner Enterprises, Inc. (b)	130,021	4,843,282
YRC Worldwide, Inc. (a)	89,713	873,805
		29,019,556
Trading Companies & Distributors - 1.4%
Aircastle Ltd.	130,126	2,697,512
Applied Industrial Technologies, Inc.	103,760	7,745,684
Beacon Roofing Supply, Inc. (a)	185,479	7,804,956
BlueLinx Corp. (a)(b)	24,108	821,360
BMC Stock Holdings, Inc. (a)	183,181	4,029,982
CAI International, Inc. (a)	49,413	1,134,522
DXP Enterprises, Inc. (a)	43,358	1,792,420
EnviroStar, Inc. (b)	10,042	402,684
GATX Corp. (b)	102,226	8,417,289
General Finance Corp. (a)(b)	26,387	361,502
H&E Equipment Services, Inc.	86,622	3,186,823
Herc Holdings, Inc. (a)	65,337	3,712,448
Kaman Corp.	75,009	4,967,096
Lawson Products, Inc. (a)	17,916	484,628
MRC Global, Inc. (a)	228,582	5,177,382
Nexeo Solutions, Inc. (a)	90,438	821,177
Now, Inc. (a)(b)	294,880	4,408,456
Rush Enterprises, Inc.:
Class A	82,351	3,713,207
Class B	11,537	519,050
SiteOne Landscape Supply, Inc. (a)(b)	108,670	9,689,017
Systemax, Inc.	33,329	1,490,473
Textainer Group Holdings Ltd. (a)(b)	74,168	1,179,271
Titan Machinery, Inc. (a)	51,627	781,633
Triton International Ltd.	142,384	5,011,917
Veritiv Corp. (a)	31,735	1,215,451
Willis Lease Finance Corp. (a)	8,561	267,274
		81,833,214

TOTAL INDUSTRIALS		939,085,718

INFORMATION TECHNOLOGY - 14.6%
Communications Equipment - 1.6%
ADTRAN, Inc.	130,626	2,122,673
Aerohive Networks, Inc. (a)	87,421	349,684
Applied Optoelectronics, Inc. (a)(b)	51,072	1,962,697
CalAmp Corp. (a)	94,807	2,157,807
Calix Networks, Inc. (a)	118,728	837,032
Carvana Co. Class A (a)(b)	77,563	3,335,209
Ciena Corp. (a)	389,721	9,898,913
Clearfield, Inc. (a)	31,106	402,823
Comtech Telecommunications Corp.	62,658	2,105,309
Dasan Zhone Solutions, Inc. (a)	15,018	139,217
Digi International, Inc. (a)	72,878	983,853
Extreme Networks, Inc. (a)	312,565	2,656,803
Finisar Corp. (a)(b)	312,511	5,265,810
Harmonic, Inc.(a)(b)	225,250	1,036,150
Infinera Corp. (a)	405,849	3,376,664
InterDigital, Inc.	94,104	7,758,875
KVH Industries, Inc. (a)	43,404	538,210
Lumentum Holdings, Inc. (a)(b)	170,574	8,912,492
NETGEAR, Inc. (a)	85,032	5,599,357
NetScout Systems, Inc. (a)(b)	229,063	6,138,888
Oclaro, Inc. (a)	458,046	3,875,069
Plantronics, Inc.	90,216	6,194,231
Quantenna Communications, Inc. (a)	90,653	1,444,102
Sonus Networks, Inc. (a)	144,777	982,312
ViaSat, Inc. (a)(b)	148,896	10,473,345
Viavi Solutions, Inc. (a)	618,106	6,255,233
		94,802,758
Electronic Equipment & Components - 2.5%
Anixter International, Inc. (a)	80,200	5,846,580
AVX Corp.	126,893	2,636,837
Badger Meter, Inc.	77,743	4,054,297
Bel Fuse, Inc. Class B (non-vtg.)	26,393	593,843
Belden, Inc. (b)	109,966	7,120,299
Benchmark Electronics, Inc.	129,680	3,138,256
Cardtronics PLC (a)	107,851	2,730,787
Casa Systems, Inc. (a)(b)	39,609	603,245
Control4 Corp. (a)	70,942	1,804,055
CTS Corp.	89,051	3,107,880
Daktronics, Inc.	97,942	841,322
Electro Scientific Industries, Inc. (a)(b)	86,730	1,563,742
ePlus, Inc. (a)	37,019	3,651,924
Fabrinet	98,083	3,837,007
FARO Technologies, Inc. (a)	45,765	2,979,302
Fitbit, Inc. (a)(b)	562,791	3,337,351
II-VI, Inc. (a)(b)	168,220	6,594,224
Insight Enterprises, Inc. (a)	95,579	4,804,756
Iteris, Inc. (a)(b)	68,439	336,035
Itron, Inc. (a)	92,228	5,644,354
KEMET Corp. (a)	151,534	3,938,369
Kimball Electronics, Inc. (a)	70,212	1,428,814
Knowles Corp. (a)(b)	237,688	4,126,264
Maxwell Technologies, Inc. (a)(b)	92,354	423,905
Mesa Laboratories, Inc.	8,999	1,819,868
Methode Electronics, Inc. Class A	98,059	3,848,816
MTS Systems Corp.	48,625	2,651,278
Napco Security Technolgies, Inc. (a)	32,394	511,825
Novanta, Inc. (a)	89,163	5,559,313
OSI Systems, Inc. (a)	45,624	3,638,970
Par Technology Corp. (a)(b)	30,877	576,782
Park Electrochemical Corp.	52,097	1,151,865
PC Connection, Inc.	31,275	1,058,659
Plexus Corp. (a)	88,912	5,283,151
Rogers Corp. (a)	49,961	5,823,954
Sanmina Corp. (a)	184,464	5,367,902
ScanSource, Inc. (a)	68,533	2,826,986
SYNNEX Corp.	82,614	7,969,773
Tech Data Corp. (a)	104,000	8,674,640
TTM Technologies, Inc. (a)	255,370	4,433,223
VeriFone Systems, Inc. (a)	298,851	6,843,688
Vishay Intertechnology, Inc.	360,597	9,014,925
Vishay Precision Group, Inc. (a)	28,225	1,126,178
		153,325,244
Internet Software & Services - 3.4%
Alarm.com Holdings, Inc. (a)(b)	83,973	3,599,923
Amber Road, Inc. (a)	63,891	543,074
AppFolio, Inc. (a)	40,184	2,901,285
Apptio, Inc. Class A (a)	91,772	3,080,786
Benefitfocus, Inc. (a)(b)	54,499	1,640,420
BlackLine, Inc. (a)(b)	88,121	3,762,767
Blucora, Inc. (a)	127,674	4,436,672
Box, Inc. Class A (a)	346,228	8,295,623
Brightcove, Inc. (a)	94,776	810,335
Carbonite, Inc. (a)	72,648	2,491,826
Care.com, Inc. (a)	52,671	949,131
CarGurus, Inc. Class A (b)	133,767	5,798,799
ChannelAdvisor Corp. (a)	70,643	981,938
Cision Ltd. (a)	106,504	1,606,080
Cloudera, Inc. (a)(b)	280,978	3,762,295
Cornerstone OnDemand, Inc. (a)	145,228	7,174,263
Coupa Software, Inc. (a)	144,711	8,872,231
eGain Communications Corp. (a)(b)	48,481	630,253
Endurance International Group Holdings, Inc. (a)	190,987	1,566,093
Envestnet, Inc. (a)	120,174	7,042,196
Etsy, Inc. (a)	325,074	13,282,524
Five9, Inc. (a)	154,423	4,926,094
Fusion Connect, Inc. (a)(b)	56,747	227,555
Gogo, Inc. (a)(b)	157,171	562,672
GTT Communications, Inc. (a)(b)	95,175	4,230,529
Hortonworks, Inc. (a)	186,670	3,251,791
Instructure, Inc. (a)	85,193	3,296,969
Internap Network Services Corp. (a)(b)	54,375	537,225
j2 Global, Inc.	127,349	10,804,289
Leaf Group Ltd. (a)	44,699	522,978
Limelight Networks, Inc. (a)	292,171	1,303,083
Liquidity Services, Inc. (a)	71,203	501,981
LivePerson, Inc. (a)	154,027	3,573,426
MeetMe, Inc. (a)(b)	188,279	764,413
MINDBODY, Inc. (a)	116,877	4,365,356
New Relic, Inc. (a)	120,612	11,783,792
NIC, Inc.	174,937	2,868,967
Pandora Media, Inc. (a)(b)	696,869	4,696,897
Q2 Holdings, Inc. (a)	99,597	5,891,163
QuinStreet, Inc. (a)	101,838	1,350,372
Quotient Technology, Inc. (a)	217,053	3,201,532
Reis, Inc.	24,374	520,385
Remark Holdings, Inc. (a)(b)	73,285	263,826
SecureWorks Corp. (a)(b)	22,947	294,181
ShotSpotter, Inc. (a)(b)	19,568	834,967
Shutterstock, Inc.	51,190	2,358,323
SPS Commerce, Inc. (a)	45,870	3,935,187
Stamps.com, Inc. (a)	47,222	12,324,942
TechTarget, Inc. (a)	55,413	1,574,837
Telaria, Inc. (a)	119,803	446,865
The Trade Desk, Inc. (a)(b)	85,759	7,231,199
Travelzoo, Inc. (a)	12,792	166,296
TrueCar, Inc. (a)	248,748	2,766,078
Tucows, Inc. (a)(b)	26,252	1,542,305
Veritone, Inc. (a)(b)	19,508	291,254
Web.com Group, Inc. (a)	109,723	2,759,533
XO Group, Inc. (a)	66,046	1,861,176
Yelp, Inc. (a)	220,653	8,137,683
Yext, Inc. (a)(b)	221,010	4,672,151
		203,870,786
IT Services - 1.7%
Acxiom Corp. (a)	213,882	8,670,776
CACI International, Inc. Class A (a)	66,795	11,702,484
Cass Information Systems, Inc.	32,534	2,191,165
Convergys Corp.	248,080	6,102,768
CSG Systems International, Inc.	90,250	3,670,468
Everi Holdings, Inc. (a)	177,638	1,305,639
EVERTEC, Inc.	165,563	3,857,618
Exela Technologies, Inc. (a)	130,932	655,969
ExlService Holdings, Inc. (a)	90,737	5,411,555
Hackett Group, Inc.	65,311	1,177,557
Information Services Group, Inc. (a)	90,620	371,542
ManTech International Corp. Class A	72,065	4,313,090
Maximus, Inc.	176,337	11,428,401
MoneyGram International, Inc. (a)	84,211	550,740
Perficient, Inc. (a)	92,912	2,445,444
Perspecta, Inc.	390,696	8,478,103
PFSweb, Inc. (a)	41,131	395,680
Presidio, Inc. (a)	86,352	1,205,474
PRG-Schultz International, Inc. (a)	55,478	502,076
Science Applications International Corp.	115,217	9,720,858
ServiceSource International, Inc. (a)	214,785	751,748
Sykes Enterprises, Inc. (a)	107,554	3,190,052
Syntel, Inc. (a)	96,555	3,919,167
Travelport Worldwide Ltd.	341,330	6,451,137
Ttec Holdings, Inc.	38,498	1,237,711
Unisys Corp. (a)(b)	137,608	1,768,263
Virtusa Corp. (a)	76,405	4,036,476
		105,511,961
Semiconductors & Semiconductor Equipment - 2.6%
Acacia Communications, Inc. (a)(b)	74,487	2,394,012
Adesto Technologies Corp. (a)	48,227	265,249
Advanced Energy Industries, Inc. (a)	106,626	6,529,776
Alpha & Omega Semiconductor Ltd. (a)	53,794	718,688
Ambarella, Inc. (a)(b)	88,079	3,450,935
Amkor Technology, Inc. (a)	278,165	2,414,472
Aquantia Corp. (a)(b)	58,118	741,586
Axcelis Technologies, Inc. (a)	87,304	1,920,688
AXT, Inc. (a)(b)	102,987	777,552
Brooks Automation, Inc.	189,154	5,784,329
Cabot Microelectronics Corp.	69,273	8,343,933
Ceva, Inc. (a)	60,058	1,807,746
Cirrus Logic, Inc. (a)	173,081	7,487,484
Cohu, Inc.	77,123	1,941,957
Cree, Inc. (a)(b)	273,860	12,912,499
Diodes, Inc. (a)	108,541	4,033,384
Entegris, Inc.	386,212	13,575,352
FormFactor, Inc. (a)	199,081	2,578,099
Ichor Holdings Ltd. (a)(b)	69,192	1,453,032
Impinj, Inc. (a)(b)	50,933	1,085,382
Inphi Corp. (a)(b)	118,079	3,712,404
Integrated Device Technology, Inc. (a)	360,761	12,421,001
Kopin Corp. (a)(b)	168,854	516,693
Lattice Semiconductor Corp. (a)	318,630	2,450,265
MACOM Technology Solutions Holdings, Inc. (a)(b)	123,001	2,562,111
MaxLinear, Inc. Class A (a)	170,613	2,953,311
Nanometrics, Inc. (a)	61,418	2,313,002
NeoPhotonics Corp. (a)(b)	93,580	596,105
NVE Corp.	13,001	1,388,767
PDF Solutions, Inc. (a)(b)	74,898	786,429
Photronics, Inc. (a)	185,560	1,670,040
Power Integrations, Inc.	77,907	5,570,351
Rambus, Inc. (a)	289,568	3,579,060
Rudolph Technologies, Inc. (a)	85,791	2,453,623
Semtech Corp. (a)	177,047	8,400,880
Silicon Laboratories, Inc. (a)	116,785	11,123,771
SMART Global Holdings, Inc. (a)(b)	27,158	829,134
SunPower Corp. (a)(b)	167,616	1,216,892
Synaptics, Inc. (a)(b)	94,304	4,725,573
Ultra Clean Holdings, Inc. (a)	104,709	1,405,195
Veeco Instruments, Inc. (a)	131,308	1,923,662
Xcerra Corp. (a)	146,174	2,081,518
Xperi Corp.	133,252	2,218,646
		157,114,588
Software - 2.5%
8x8, Inc. (a)	247,201	4,931,660
A10 Networks, Inc. (a)	135,374	915,128
ACI Worldwide, Inc. (a)	311,994	8,061,925
Agilysys, Inc. (a)	42,279	695,490
Altair Engineering, Inc. Class A (a)	67,857	2,381,781
American Software, Inc. Class A	75,278	1,126,159
Asure Software, Inc. (a)	27,065	381,346
Avaya Holdings Corp. (a)(b)	284,812	5,861,431
Blackbaud, Inc.	131,259	13,100,961
Bottomline Technologies, Inc. (a)	109,414	5,897,415
Cardlytics, Inc. (a)	15,243	286,873
CommVault Systems, Inc. (a)	106,924	6,939,368
Digimarc Corp. (a)(b)	30,360	913,836
Ebix, Inc. (b)	65,471	5,195,124
Ellie Mae, Inc. (a)(b)	92,970	9,224,483
Everbridge, Inc. (a)(b)	71,512	3,216,610
Forescout Technologies, Inc. (a)	78,328	2,660,019
Glu Mobile, Inc. (a)	298,406	1,590,504
HubSpot, Inc. (a)(b)	98,637	12,240,852
Imperva, Inc. (a)	94,788	4,383,945
Innovate Biopharmaceuticals, Inc. (a)(b)	50,385	263,010
Majesco (a)	14,530	113,334
MicroStrategy, Inc. Class A (a)	25,859	3,365,549
Mitek Systems, Inc. (a)	90,382	763,728
MobileIron, Inc. (a)	192,158	903,143
Model N, Inc. (a)	69,325	1,292,911
Monotype Imaging Holdings, Inc.	112,738	2,328,040
Onespan, Inc. (a)	85,810	1,398,703
Park City Group, Inc. (a)(b)	35,579	293,527
Paylocity Holding Corp. (a)	78,883	4,575,214
Progress Software Corp.	123,094	4,528,628
PROS Holdings, Inc. (a)(b)	75,580	2,807,041
QAD, Inc. Class A	27,961	1,392,458
Qualys, Inc. (a)	91,786	7,994,561
Rapid7, Inc. (a)	98,216	2,731,387
Rimini Street, Inc. (a)(b)	28,738	201,166
Rosetta Stone, Inc. (a)	53,524	786,803
SailPoint Technologies Holding, Inc. (a)	104,985	2,529,089
SendGrid, Inc. (a)	25,159	642,309
TeleNav, Inc. (a)	84,505	456,327
TiVo Corp.	328,326	3,989,161
Upland Software, Inc. (a)	42,883	1,343,096
Varonis Systems, Inc. (a)	75,629	4,520,723
Verint Systems, Inc. (a)	173,121	7,773,133
VirnetX Holding Corp. (a)(b)	149,583	433,791
Workiva, Inc. (a)	75,304	1,901,426
Zix Corp. (a)	141,739	756,886
Zscaler, Inc. (a)(b)	38,052	1,343,616
		151,433,670
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)(b)	297,054	3,615,147
Avid Technology, Inc. (a)	74,924	420,324
Cray, Inc. (a)	110,047	2,745,673
Diebold Nixdorf, Inc. (b)	207,670	2,357,055
Eastman Kodak Co. (a)(b)	46,277	145,773
Electronics for Imaging, Inc. (a)	121,217	4,135,924
Immersion Corp. (a)	82,588	1,159,536
Stratasys Ltd. (a)(b)	137,949	2,678,970
Super Micro Computer, Inc. (a)(b)	105,938	2,341,230
U.S.A. Technologies, Inc. (a)	140,374	1,888,030
		21,487,662

TOTAL INFORMATION TECHNOLOGY		887,546,669

MATERIALS - 4.4%
Chemicals - 2.1%
A. Schulman, Inc.	72,418	3,139,320
Advanced Emissions Solutions, Inc. (b)	53,592	608,269
AdvanSix, Inc. (a)	83,561	3,381,714
AgroFresh Solutions, Inc. (a)(b)	88,946	632,406
American Vanguard Corp.	78,222	1,697,417
Balchem Corp.	87,168	8,742,079
Chase Corp.	19,724	2,435,914
Ferro Corp. (a)	229,351	5,164,985
Flotek Industries, Inc. (a)(b)	150,108	465,335
FutureFuel Corp.	70,030	963,613
H.B. Fuller Co.	137,705	7,805,119
Hawkins, Inc.	26,303	981,102
Ingevity Corp. (a)	115,331	11,495,041
Innophos Holdings, Inc.	52,903	2,390,158
Innospec, Inc.	65,924	5,336,548
Intrepid Potash, Inc. (a)	260,096	1,110,610
KMG Chemicals, Inc.	40,017	2,873,221
Koppers Holdings, Inc. (a)	56,047	2,104,565
Kraton Performance Polymers, Inc. (a)	84,247	4,051,438
Kronos Worldwide, Inc.	61,741	1,403,990
LSB Industries, Inc. (a)(b)	58,911	387,045
Marrone Bio Innovations, Inc. (a)(b)	145,507	295,379
Minerals Technologies, Inc.	96,196	7,272,418
OMNOVA Solutions, Inc. (a)	118,673	1,109,593
PolyOne Corp.	216,999	9,732,405
PQ Group Holdings, Inc.	99,788	1,798,180
Quaker Chemical Corp.	35,461	6,295,746
Rayonier Advanced Materials, Inc. (b)	139,592	2,518,240
Sensient Technologies Corp.	115,594	8,017,600
Stepan Co.	55,046	4,820,929
Trecora Resources (a)	57,244	858,660
Tredegar Corp.	70,527	1,837,228
Trinseo SA	118,114	8,823,116
Tronox Ltd. Class A	254,765	4,700,414
Valhi, Inc.	67,678	362,754
		125,612,551
Construction Materials - 0.2%
Forterra, Inc. (a)(b)	51,430	465,442
Foundation Building Materials, Inc. (a)	39,559	573,210
Summit Materials, Inc.	304,853	7,651,810
U.S. Concrete, Inc. (a)(b)	43,739	2,208,820
United States Lime & Minerals, Inc.	5,332	414,296
		11,313,578
Containers & Packaging - 0.1%
Greif, Inc.:
Class A	70,395	3,833,008
Class B	14,248	824,247
Myers Industries, Inc.	83,189	1,792,723
UFP Technologies, Inc. (a)	18,351	600,078
		7,050,056
Metals & Mining - 1.4%
AK Steel Holding Corp. (a)(b)	856,593	3,966,026
Allegheny Technologies, Inc. (a)(b)	341,281	9,487,612
Atkore International Group, Inc. (a)	107,299	2,538,694
Carpenter Technology Corp.	126,675	6,937,990
Century Aluminum Co. (a)	135,826	1,739,931
Cleveland-Cliffs, Inc. (a)(b)	809,817	8,737,925
Coeur d'Alene Mines Corp. (a)	504,316	3,530,212
Commercial Metals Co.	316,356	7,067,393
Compass Minerals International, Inc. (b)	92,501	6,276,193
Ferroglobe Representation & Warranty Insurance (a)(c)	73,951	1
Gold Resource Corp.	142,550	933,703
Havilah Mining Corp. (a)	795	214
Haynes International, Inc.	33,572	1,425,467
Hecla Mining Co.	1,291,511	4,132,835
Kaiser Aluminum Corp.	44,348	4,950,124
Materion Corp.	54,608	3,423,922
Olympic Steel, Inc.	24,842	549,257
Ryerson Holding Corp. (a)	43,286	499,953
Schnitzer Steel Industries, Inc. Class A	71,177	2,345,282
SunCoke Energy, Inc. (a)	176,388	2,012,587
Synalloy Corp. (b)	22,115	477,684
Tahoe Resources, Inc.	844,291	3,807,752
TimkenSteel Corp. (a)(b)	108,708	1,511,041
Universal Stainless & Alloy Products, Inc. (a)	18,797	562,218
Warrior Metropolitan Coal, Inc. (b)	97,695	2,527,370
Worthington Industries, Inc.	116,324	5,446,290
		84,887,676
Paper & Forest Products - 0.6%
Boise Cascade Co.	105,884	4,579,483
Clearwater Paper Corp. (a)	44,014	994,716
Kapstone Paper & Packaging Corp.	238,479	8,294,300
Louisiana-Pacific Corp.	397,402	10,698,062
Neenah, Inc.	45,308	3,978,042
P.H. Glatfelter Co.	118,308	1,936,702
Schweitzer-Mauduit International, Inc.	83,493	3,464,125
Verso Corp. (a)	93,925	1,960,215
		35,905,645

TOTAL MATERIALS		264,769,506

REAL ESTATE - 7.1%
Equity Real Estate Investment Trusts (REITs) - 6.5%
Acadia Realty Trust (SBI)	219,292	5,938,427
Agree Realty Corp.	82,356	4,384,633
Alexander & Baldwin, Inc.	185,910	4,452,545
Alexanders, Inc.	5,795	2,146,932
American Assets Trust, Inc.	104,876	4,030,385
Americold Realty Trust	143,260	3,081,523
Armada Hoffler Properties, Inc.	122,596	1,851,200
Ashford Hospitality Trust, Inc.	231,815	1,831,339
Bluerock Residential Growth (REIT), Inc. (b)	65,634	601,864
Braemar Hotels & Resorts, Inc.	82,241	940,015
BRT Realty Trust	22,864	300,204
CareTrust (REIT), Inc.	206,158	3,486,132
CatchMark Timber Trust, Inc.	134,186	1,666,590
CBL & Associates Properties, Inc. (b)	461,146	2,513,246
Cedar Realty Trust, Inc.	239,929	1,142,062
Chatham Lodging Trust	123,538	2,661,009
Chesapeake Lodging Trust	161,327	5,165,691
City Office REIT, Inc.	97,288	1,240,422
Clipper Realty, Inc.	40,441	430,292
Community Healthcare Trust, Inc.	47,782	1,433,460
CorEnergy Infrastructure Trust, Inc. (b)	32,479	1,235,176
CorePoint Lodging, Inc. (a)	110,887	2,801,006
Corrections Corp. of America	323,244	8,287,976
Cousins Properties, Inc.	1,142,733	10,650,272
DiamondRock Hospitality Co.	544,313	6,488,211
Easterly Government Properties, Inc. (b)	125,461	2,377,486
EastGroup Properties, Inc.	93,631	8,924,907
Education Realty Trust, Inc.	206,918	8,558,128
Farmland Partners, Inc. (b)	87,442	589,359
First Industrial Realty Trust, Inc.	338,837	11,029,144
Four Corners Property Trust, Inc.	168,411	4,193,434
Franklin Street Properties Corp.	283,968	2,501,758
Front Yard Residential Corp. Class B	133,510	1,289,707
Getty Realty Corp.	88,322	2,530,425
Gladstone Commercial Corp.	77,237	1,532,382
Gladstone Land Corp. (b)	36,342	431,743
Global Medical REIT, Inc. (b)	52,932	447,275
Global Net Lease, Inc. (b)	184,802	3,910,410
Government Properties Income Trust	268,762	4,050,243
Gramercy Property Trust	436,046	11,943,300
Healthcare Realty Trust, Inc.	337,211	10,018,539
Hersha Hospitality Trust	97,140	2,097,253
Independence Realty Trust, Inc.	238,299	2,418,735
Industrial Logistics Properties Trust	55,614	1,284,683
InfraReit, Inc.	120,558	2,525,690
Investors Real Estate Trust	327,095	1,792,481
iStar Financial, Inc. (b)	177,599	1,930,501
Jernigan Capital, Inc.	37,097	674,794
Kite Realty Group Trust	225,526	3,804,624
LaSalle Hotel Properties (SBI)	301,485	10,452,485
Lexington Corporate Properties Trust	585,604	5,147,459
LTC Properties, Inc.	107,155	4,518,726
Mack-Cali Realty Corp.	246,126	4,792,073
MedEquities Realty Trust, Inc.	78,520	879,424
Monmouth Real Estate Investment Corp. Class A	207,754	3,463,259
National Health Investors, Inc.	109,537	8,197,749
National Storage Affiliates Trust	138,216	3,984,767
New Senior Investment Group, Inc.	202,039	1,430,436
NexPoint Residential Trust, Inc.	46,037	1,378,348
NorthStar Realty Europe Corp.	127,976	1,751,991
One Liberty Properties, Inc.	40,843	1,101,127
Pebblebrook Hotel Trust (b)	185,512	7,151,488
Pennsylvania Real Estate Investment Trust (SBI) (b)	187,626	1,992,588
Physicians Realty Trust	497,782	7,845,044
Piedmont Office Realty Trust, Inc. Class A	348,552	6,894,359
Potlatch Corp.	167,667	7,838,432
Preferred Apartment Communities, Inc. Class A	106,675	1,804,941
PS Business Parks, Inc.	54,198	6,924,878
QTS Realty Trust, Inc. Class A	138,631	5,926,475
Ramco-Gershenson Properties Trust (SBI)	216,463	2,846,488
Retail Opportunity Investments Corp. (b)	302,547	5,721,164
Rexford Industrial Realty, Inc.	219,826	6,735,469
RLJ Lodging Trust	473,223	10,690,108
Ryman Hospitality Properties, Inc.	121,727	10,348,012
Sabra Health Care REIT, Inc.	484,276	10,465,204
Safety Income and Growth, Inc.	22,015	391,867
Saul Centers, Inc.	31,918	1,700,591
Select Income REIT	172,294	3,592,330
Seritage Growth Properties (b)	87,903	3,719,176
Spirit MTA REIT	117,796	1,176,782
Stag Industrial, Inc.	266,761	7,287,911
Summit Hotel Properties, Inc.	281,178	3,978,669
Sunstone Hotel Investors, Inc.	613,686	9,984,671
Tanger Factory Outlet Centers, Inc.	250,146	5,965,982
Terreno Realty Corp.	149,939	5,534,248
The GEO Group, Inc.	330,365	8,549,846
TIER REIT, Inc.	130,131	3,093,214
UMH Properties, Inc.	89,107	1,375,812
Universal Health Realty Income Trust (SBI)	34,858	2,346,292
Urban Edge Properties	297,906	6,756,508
Urstadt Biddle Properties, Inc. Class A	80,548	1,792,998
Washington Prime Group, Inc. (b)	508,704	4,084,893
Washington REIT (SBI)	214,456	6,538,763
Whitestone REIT Class B	104,132	1,353,716
Xenia Hotels & Resorts, Inc.	292,715	7,139,319
		396,263,695
Real Estate Management & Development - 0.6%
Altisource Portfolio Solutions SA (a)(b)	26,967	898,271
American Realty Investments, Inc. (a)(b)	5,287	96,065
Boston Omaha Corp. (a)(b)	13,615	271,755
Colony NorthStar Credit Real Estate, Inc.	228,372	4,855,189
Consolidated-Tomoka Land Co.	10,812	708,294
Forestar Group, Inc. (a)	28,784	653,397
FRP Holdings, Inc. (a)	19,902	1,293,630
Griffin Industrial Realty, Inc.	2,129	88,588
HFF, Inc.	102,192	4,599,662
Kennedy-Wilson Holdings, Inc.	340,504	7,116,534
Marcus & Millichap, Inc. (a)	52,847	2,124,978
Maui Land & Pineapple, Inc. (a)	18,785	239,509
RE/MAX Holdings, Inc.	48,528	2,465,222
Redfin Corp. (b)	201,426	4,934,937
Stratus Properties, Inc. (a)	15,308	471,486
Tejon Ranch Co. (a)	57,091	1,335,929
The St. Joe Co. (a)(b)	100,711	1,777,549
Transcontinental Realty Investors, Inc. (a)	4,284	149,126
Trinity Place Holdings, Inc. (a)	45,181	290,514
		34,370,635

TOTAL REAL ESTATE		430,634,330

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.5%
Atlantic Tele-Network, Inc.	28,443	1,816,939
Cincinnati Bell, Inc. (a)(b)	131,225	1,751,854
Cogent Communications Group, Inc.	113,797	5,911,754
Consolidated Communications Holdings, Inc. (b)	190,516	2,427,174
Frontier Communications Corp. (b)	215,746	1,126,194
Intelsat SA (a)	108,586	2,117,427
Iridium Communications, Inc. (a)(b)	260,998	4,515,265
Ooma, Inc. (a)	49,188	791,927
ORBCOMM, Inc. (a)	198,479	1,897,459
PDVWireless, Inc. (a)	25,370	758,563
Vonage Holdings Corp. (a)	601,278	7,702,371
WideOpenWest, Inc. (a)(b)	82,506	897,665
Windstream Holdings, Inc. (b)	111,151	391,252
		32,105,844
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	110,419	2,551,783
NII Holdings, Inc. (a)	241,706	1,498,577
Shenandoah Telecommunications Co.	126,794	4,184,202
Spok Holdings, Inc.	50,423	731,134
		8,965,696

TOTAL TELECOMMUNICATION SERVICES		41,071,540

UTILITIES - 3.2%
Electric Utilities - 1.0%
Allete, Inc.	140,141	10,865,132
El Paso Electric Co.	110,174	6,863,840
IDACORP, Inc.	137,285	12,937,738
MGE Energy, Inc.	94,965	6,077,760
Otter Tail Corp.	107,378	5,197,095
PNM Resources, Inc.	216,598	8,523,131
Portland General Electric Co.	243,253	11,033,956
Spark Energy, Inc. Class A, (b)	31,154	266,367
		61,765,019
Gas Utilities - 1.0%
Chesapeake Utilities Corp.	43,100	3,613,935
New Jersey Resources Corp.	237,138	10,967,633
Northwest Natural Gas Co.	77,934	5,077,400
ONE Gas, Inc.	141,676	10,914,719
RGC Resources, Inc.	19,876	563,882
South Jersey Industries, Inc.	233,492	7,922,384
Southwest Gas Holdings, Inc.	131,326	10,269,693
Spire, Inc.	134,000	9,594,400
		58,924,046
Independent Power and Renewable Electricity Producers - 0.3%
Atlantic Power Corp. (a)(b)	298,078	650,760
NRG Yield, Inc.:
Class A	90,367	1,669,982
Class C	182,982	3,403,465
Ormat Technologies, Inc.	108,309	5,875,763
Pattern Energy Group, Inc. (b)	219,905	4,083,636
Terraform Power, Inc.	199,049	2,036,271
		17,719,877
Multi-Utilities - 0.5%
Avista Corp.	178,176	9,012,142
Black Hills Corp. (b)	145,731	8,739,488
NorthWestern Energy Corp.	135,063	8,013,288
Unitil Corp.	40,206	2,046,887
		27,811,805
Water Utilities - 0.4%
American States Water Co.	99,564	5,985,788
AquaVenture Holdings Ltd. (a)(b)	29,887	494,331
Artesian Resources Corp. Class A	21,644	798,447
Cadiz, Inc. (a)(b)	59,166	792,824
California Water Service Group	130,689	5,371,318
Connecticut Water Service, Inc.	32,821	2,114,329
Consolidated Water Co., Inc.	39,662	557,251
Global Water Resources, Inc.	26,782	254,161
Middlesex Water Co.	43,438	1,923,869
Pure Cycle Corp. (a)	46,988	509,820
Select Energy Services, Inc. Class A (a)	123,132	1,881,457
SJW Corp.	46,897	3,033,298
York Water Co.	34,963	1,083,853
		24,800,746

TOTAL UTILITIES		191,021,493

TOTAL COMMON STOCKS
(Cost $5,183,883,855)		6,049,387,382

Money Market Funds - 19.4%
Fidelity Cash Central Fund, 1.96% (d)	33,394,423	33,401,102
Fidelity Securities Lending Cash Central Fund 1.97% (d)(e)	1,146,831,003	1,146,945,687
TOTAL MONEY MARKET FUNDS
(Cost $1,180,328,826)		1,180,346,789
TOTAL INVESTMENT IN SECURITIES - 119.2%
(Cost $6,364,212,681)		7,229,734,171
NET OTHER ASSETS (LIABILITIES) - (19.2)%(f)		(1,166,220,079)
NET ASSETS - 100%		$6,063,514,092

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	293	Sept. 2018	$24,500,660	$322,550	$322,550

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $1,173,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$172,348
Fidelity Securities Lending Cash Central Fund	2,618,227
Total	$2,790,575

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$806,786,282	$806,786,282	$--	$--
Consumer Staples	164,484,740	164,484,740	--	--
Energy	286,339,344	286,339,344	--	--
Financials	1,089,844,011	1,089,840,065	3,946	--
Health Care	947,803,749	947,284,123	--	519,626
Industrials	939,085,718	939,085,718	--	--
Information Technology	887,546,669	887,546,669	--	--
Materials	264,769,506	264,769,505	--	1
Real Estate	430,634,330	430,634,330	--	--
Telecommunication Services	41,071,540	41,071,540	--	--
Utilities	191,021,493	191,021,493	--	--
Money Market Funds	1,180,346,789	1,180,346,789	--	--
Total Investments in Securities:	$7,229,734,171	$7,229,210,598	$3,946	$519,627
Derivative Instruments:
Assets
Futures Contracts	$322,550	$322,550	$--	$--
Total Assets	$322,550	$322,550	$--	$--
Total Derivative Instruments:	$322,550	$322,550	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Large Cap Value Index Fund

July 31, 2018

LC2-QTLY-0918
1.9871047.102

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.1%
Auto Components - 0.3%
Adient PLC	9,022	$429,718
Aptiv PLC	3,138	307,744
BorgWarner, Inc.	19,002	874,472
Gentex Corp.	7,709	178,849
Lear Corp.	5,573	1,003,864
The Goodyear Tire & Rubber Co.	23,074	558,622
Visteon Corp. (a)	923	108,065
		3,461,334
Automobiles - 0.7%
Ford Motor Co.	368,380	3,698,535
General Motors Co.	122,157	4,630,972
Harley-Davidson, Inc.	15,511	665,267
Thor Industries, Inc.	759	71,991
		9,066,765
Distributors - 0.2%
Genuine Parts Co.	13,409	1,304,830
LKQ Corp. (a)	24,342	815,944
		2,120,774
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	679	72,646
Graham Holdings Co.	409	228,631
H&R Block, Inc.	16,798	422,638
Service Corp. International	8,869	348,995
		1,072,910
Hotels, Restaurants & Leisure - 1.8%
ARAMARK Holdings Corp.	23,303	937,014
Caesars Entertainment Corp. (a)(b)	55,520	627,376
Carnival Corp.	37,534	2,223,514
Darden Restaurants, Inc.	5,755	615,440
Extended Stay America, Inc. unit	8,001	170,341
Hyatt Hotels Corp. Class A	4,396	343,899
International Game Technology PLC (b)	8,281	209,344
Las Vegas Sands Corp.	13,045	937,936
McDonald's Corp.	59,035	9,300,374
MGM Mirage, Inc.	43,873	1,376,296
Norwegian Cruise Line Holdings Ltd. (a)	19,220	961,577
Royal Caribbean Cruises Ltd.	15,622	1,761,537
U.S. Foods Holding Corp. (a)	19,102	645,839
Yum China Holdings, Inc.	31,440	1,134,355
Yum! Brands, Inc.	21,347	1,692,604
		22,937,446
Household Durables - 0.5%
D.R. Horton, Inc.	13,026	569,236
Garmin Ltd. (b)	10,754	671,587
Leggett & Platt, Inc.	11,887	517,917
Lennar Corp.:
Class A	11,956	624,940
Class B	1,399	60,437
Mohawk Industries, Inc. (a)	5,847	1,101,341
Newell Brands, Inc.	41,959	1,098,906
PulteGroup, Inc.	16,073	457,920
Toll Brothers, Inc.	6,207	218,859
Whirlpool Corp.	6,472	848,479
		6,169,622
Internet & Direct Marketing Retail - 0.1%
Liberty Interactive Corp. QVC Group Series A (a)	40,358	859,222
Leisure Products - 0.1%
Brunswick Corp.	7,486	481,350
Hasbro, Inc.	2,225	221,632
Mattel, Inc. (b)	24,230	384,530
		1,087,512
Media - 2.9%
Charter Communications, Inc. Class A (a)	4,877	1,485,437
Cinemark Holdings, Inc. (b)	10,180	365,666
Comcast Corp. Class A	426,550	15,261,959
Discovery Communications, Inc.:
Class A (a)(b)	15,797	419,884
Class C (non-vtg.) (a)	30,264	742,981
DISH Network Corp. Class A (a)	20,800	656,448
GCI Liberty, Inc. (a)	8,989	432,461
Interpublic Group of Companies, Inc.	32,295	728,252
John Wiley & Sons, Inc. Class A	4,230	267,125
Liberty Broadband Corp.:
Class A (a)	3,373	267,614
Class C (a)	8,708	692,025
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	15,739	554,800
Liberty Media Class A (a)	4,680	156,827
Liberty SiriusXM Series A (a)	5,448	256,819
Liberty SiriusXM Series C (a)	18,225	860,767
Lions Gate Entertainment Corp.:
Class A	1,750	41,738
Class B	10,351	236,727
News Corp.:
Class A	36,053	543,319
Class B	11,154	170,656
Omnicom Group, Inc.	6,895	474,583
The Madison Square Garden Co. (a)	1,617	504,795
The Walt Disney Co.	39,692	4,507,424
Tribune Media Co. Class A	7,603	257,362
Twenty-First Century Fox, Inc.:
Class A	96,742	4,353,390
Class B	46,027	2,044,519
Viacom, Inc.:
Class A	1,880	64,672
Class B (non-vtg.)	31,619	918,532
		37,266,782
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	18,041	1,646,782
Kohl's Corp.	15,539	1,147,866
Macy's, Inc.	28,709	1,140,609
Target Corp.	50,153	4,046,344
		7,981,601
Specialty Retail - 0.5%
Advance Auto Parts, Inc.	4,607	650,647
AutoNation, Inc. (a)(b)	5,544	269,050
AutoZone, Inc. (a)	303	213,776
Best Buy Co., Inc.	16,818	1,261,855
CarMax, Inc. (a)	6,293	469,961
Dick's Sporting Goods, Inc.	6,922	236,317
Foot Locker, Inc.	10,774	525,879
Gap, Inc.	19,077	575,553
L Brands, Inc.	17,555	555,967
Michaels Companies, Inc. (a)	8,086	165,035
Penske Automotive Group, Inc.	3,398	177,376
Tiffany & Co., Inc.	9,549	1,313,560
Williams-Sonoma, Inc.	5,754	336,551
		6,751,527
Textiles, Apparel & Luxury Goods - 0.3%
Columbia Sportswear Co.	2,267	197,184
Michael Kors Holdings Ltd. (a)	5,936	396,109
PVH Corp.	7,219	1,108,261
Ralph Lauren Corp.	5,096	687,858
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	7,153	198,281
Tapestry, Inc.	21,925	1,033,106
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	4,646	92,781
Class C (non-vtg.) (a)	5,010	93,887
VF Corp.	6,714	618,158
		4,425,625

TOTAL CONSUMER DISCRETIONARY		103,201,120

CONSUMER STAPLES - 7.2%
Beverages - 0.5%
Molson Coors Brewing Co. Class B	16,256	1,089,152
PepsiCo, Inc.	14,855	1,708,325
The Coca-Cola Co.	79,763	3,719,349
		6,516,826
Food & Staples Retailing - 1.6%
Casey's General Stores, Inc.	3,579	391,471
Kroger Co.	79,368	2,301,672
Walgreens Boots Alliance, Inc.	78,875	5,333,528
Walmart, Inc.	133,086	11,875,264
		19,901,935
Food Products - 2.1%
Archer Daniels Midland Co.	52,079	2,513,333
Bunge Ltd.	13,180	911,133
Campbell Soup Co.	5,835	238,652
ConAgra Foods, Inc.	35,177	1,291,348
Flowers Foods, Inc.	16,926	345,290
General Mills, Inc.	52,346	2,411,057
Hormel Foods Corp. (b)	25,535	918,494
Ingredion, Inc.	6,655	674,152
Kellogg Co.	11,756	835,029
Lamb Weston Holdings, Inc.	13,726	964,526
McCormick & Co., Inc. (non-vtg.)	10,648	1,251,566
Mondelez International, Inc.	135,036	5,857,862
Pilgrim's Pride Corp. (a)	4,532	80,760
Pinnacle Foods, Inc.	11,243	746,760
Post Holdings, Inc. (a)	2,416	209,129
Seaboard Corp.	25	90,950
The Hain Celestial Group, Inc. (a)	9,753	277,375
The Hershey Co.	1,376	135,137
The J.M. Smucker Co.	10,226	1,136,313
The Kraft Heinz Co.	56,061	3,377,675
TreeHouse Foods, Inc. (a)	4,855	230,564
Tyson Foods, Inc. Class A	26,932	1,552,630
		26,049,735
Household Products - 1.9%
Church & Dwight Co., Inc.	3,286	183,687
Clorox Co.	1,499	202,620
Colgate-Palmolive Co.	64,995	4,355,315
Energizer Holdings, Inc.	2,197	139,905
Kimberly-Clark Corp.	4,090	465,687
Procter & Gamble Co.	235,111	19,015,778
Spectrum Brands Holdings, Inc.	2,153	188,108
		24,551,100
Personal Products - 0.1%
Coty, Inc. Class A	43,449	582,651
Herbalife Nutrition Ltd. (a)	8,514	439,578
Nu Skin Enterprises, Inc. Class A	3,605	262,624
		1,284,853
Tobacco - 1.0%
Philip Morris International, Inc.	144,971	12,510,997

TOTAL CONSUMER STAPLES		90,815,446

ENERGY - 10.8%
Energy Equipment & Services - 1.1%
Baker Hughes, a GE Co. Class A	38,449	1,329,566
Helmerich & Payne, Inc.	10,175	624,236
Nabors Industries Ltd.	32,877	196,604
National Oilwell Varco, Inc.	35,593	1,730,532
Patterson-UTI Energy, Inc.	19,987	343,776
RPC, Inc.	2,745	40,626
Schlumberger Ltd.	129,367	8,734,860
Transocean Ltd. (United States) (a)(b)	41,175	529,922
Weatherford International PLC (a)(b)	91,411	309,883
		13,840,005
Oil, Gas & Consumable Fuels - 9.7%
Anadarko Petroleum Corp.	31,894	2,333,046
Andeavor	13,153	1,973,739
Antero Resources Corp. (a)	11,215	230,356
Apache Corp.	33,110	1,523,060
Cabot Oil & Gas Corp.	10,389	244,142
Centennial Resource Development, Inc. Class A (a)	17,095	307,026
Cheniere Energy, Inc. (a)	6,046	383,921
Chesapeake Energy Corp. (a)(b)	80,926	381,971
Chevron Corp.	177,822	22,453,584
Cimarex Energy Co.	7,763	765,432
CNX Resources Corp. (a)	21,239	345,771
Concho Resources, Inc. (a)	15,793	2,303,409
ConocoPhillips Co.	109,372	7,893,377
Continental Resources, Inc. (a)	4,006	255,863
Devon Energy Corp.	48,794	2,196,218
Diamondback Energy, Inc.	6,809	898,448
Energen Corp. (a)	8,238	611,095
EOG Resources, Inc.	47,773	6,159,851
EQT Corp.	24,490	1,216,663
Extraction Oil & Gas, Inc. (a)	11,525	174,258
Exxon Mobil Corp.	395,453	32,233,374
Hess Corp.	24,513	1,608,788
HollyFrontier Corp.	14,986	1,117,656
Kinder Morgan, Inc.	177,293	3,152,270
Kosmos Energy Ltd. (a)	16,549	125,441
Marathon Oil Corp.	78,742	1,663,031
Marathon Petroleum Corp.	42,657	3,447,965
Murphy Oil Corp.	15,636	520,053
Newfield Exploration Co. (a)	11,292	324,306
Noble Energy, Inc.	44,417	1,603,010
Occidental Petroleum Corp.	71,325	5,986,307
ONEOK, Inc.	22,203	1,563,979
Parsley Energy, Inc. Class A (a)	7,662	240,817
PBF Energy, Inc. Class A	10,492	489,976
Phillips 66 Co.	39,152	4,829,008
Pioneer Natural Resources Co.	7,038	1,332,082
QEP Resources, Inc. (a)	22,981	238,773
Range Resources Corp. (b)	18,753	289,359
SM Energy Co.	10,622	292,211
Targa Resources Corp.	20,346	1,039,070
The Williams Companies, Inc.	77,464	2,304,554
Valero Energy Corp.	40,086	4,744,178
Whiting Petroleum Corp. (a)	8,635	428,728
WPX Energy, Inc. (a)	37,276	699,671
		122,925,837

TOTAL ENERGY		136,765,842

FINANCIALS - 23.5%
Banks - 12.0%
Associated Banc-Corp.	16,123	435,321
Bank of America Corp.	882,802	27,260,926
Bank of Hawaii Corp.	3,373	271,493
Bank of the Ozarks, Inc.	10,738	439,184
BankUnited, Inc.	9,935	386,074
BB&T Corp.	73,020	3,710,146
BOK Financial Corp.	2,331	226,876
CIT Group, Inc.	11,374	602,026
Citigroup, Inc.	238,263	17,128,727
Citizens Financial Group, Inc.	45,267	1,800,721
Comerica, Inc.	15,272	1,480,468
Commerce Bancshares, Inc.	8,888	593,718
Cullen/Frost Bankers, Inc.	5,373	593,663
East West Bancorp, Inc.	12,934	837,347
Fifth Third Bancorp	63,999	1,893,730
First Citizen Bancshares, Inc.	678	275,824
First Hawaiian, Inc.	6,488	183,351
First Horizon National Corp.	29,432	526,538
First Republic Bank	15,010	1,483,889
FNB Corp., Pennsylvania	27,278	349,977
Huntington Bancshares, Inc.	103,840	1,603,290
JPMorgan Chase & Co.	316,438	36,374,532
KeyCorp	98,716	2,060,203
M&T Bank Corp.	13,539	2,346,986
PacWest Bancorp	11,131	558,999
Peoples United Financial, Inc.	29,921	545,460
Pinnacle Financial Partners, Inc.	3,741	233,813
PNC Financial Services Group, Inc.	43,867	6,353,258
Popular, Inc.	9,640	478,433
Prosperity Bancshares, Inc.	5,709	400,486
Regions Financial Corp.	105,161	1,957,046
Signature Bank	1,782	195,503
Sterling Bancorp	19,839	440,426
SunTrust Banks, Inc.	43,307	3,121,135
SVB Financial Group (a)	1,106	340,515
Synovus Financial Corp.	9,321	460,644
TCF Financial Corp.	15,140	380,165
Texas Capital Bancshares, Inc. (a)	1,555	141,194
U.S. Bancorp	143,661	7,615,470
Umpqua Holdings Corp.	19,287	410,813
Webster Financial Corp.	8,741	564,057
Wells Fargo & Co.	410,037	23,491,020
Western Alliance Bancorp. (a)	4,000	226,880
Wintrust Financial Corp.	4,876	427,771
Zions Bancorporation	18,901	977,182
		152,185,280
Capital Markets - 3.4%
Affiliated Managers Group, Inc.	5,066	810,611
Ameriprise Financial, Inc.	11,288	1,644,323
Bank of New York Mellon Corp.	87,151	4,659,964
BGC Partners, Inc. Class A	23,412	251,445
BlackRock, Inc. Class A	11,471	5,767,160
Brighthouse Financial, Inc.	10,757	467,177
Cboe Global Markets, Inc.	717	69,642
CME Group, Inc.	28,774	4,578,519
E*TRADE Financial Corp. (a)	19,255	1,151,642
Franklin Resources, Inc.	29,702	1,019,373
Goldman Sachs Group, Inc.	32,986	7,831,866
Interactive Brokers Group, Inc.	514	30,768
IntercontinentalExchange, Inc.	25,728	1,901,556
Invesco Ltd.	38,593	1,041,625
Lazard Ltd. Class A	1,105	60,002
Legg Mason, Inc.	7,309	249,456
Morgan Stanley	116,393	5,884,830
Northern Trust Corp.	13,960	1,524,711
Raymond James Financial, Inc.	8,856	811,121
State Street Corp.	31,706	2,799,957
T. Rowe Price Group, Inc.	1,507	179,454
The NASDAQ OMX Group, Inc.	11,003	1,005,674
		43,740,876
Consumer Finance - 0.9%
Ally Financial, Inc.	39,948	1,069,008
American Express Co.	20,844	2,074,395
Capital One Financial Corp.	41,825	3,944,934
Credit Acceptance Corp. (a)	102	39,127
Discover Financial Services	17,667	1,261,600
Navient Corp.	25,010	330,382
OneMain Holdings, Inc. (a)	6,781	225,468
Santander Consumer U.S.A. Holdings, Inc.	8,792	169,158
SLM Corp. (a)	41,336	466,683
Synchrony Financial	45,744	1,323,831
		10,904,586
Diversified Financial Services - 2.6%
AXA Equitable Holdings, Inc.	12,453	273,841
Berkshire Hathaway, Inc. Class B (a)	158,047	31,272,760
Jefferies Financial Group, Inc.	28,894	700,680
Voya Financial, Inc.	14,824	748,908
		32,996,189
Insurance - 4.3%
AFLAC, Inc.	71,238	3,315,417
Alleghany Corp.	1,206	758,900
Allstate Corp.	32,799	3,119,841
American Financial Group, Inc.	6,692	754,121
American International Group, Inc.	71,737	3,960,600
American National Insurance Co.	912	117,639
Arch Capital Group Ltd. (a)	30,319	926,549
Arthur J. Gallagher & Co.	17,292	1,233,784
Aspen Insurance Holdings Ltd.	5,261	212,807
Assurant, Inc.	4,878	538,043
Assured Guaranty Ltd.	9,771	380,287
Athene Holding Ltd. (a)	14,738	676,032
Axis Capital Holdings Ltd.	6,559	370,977
Brown & Brown, Inc.	19,467	569,604
Chubb Ltd.	43,239	6,041,353
Cincinnati Financial Corp.	14,562	1,101,324
CNA Financial Corp.	2,902	135,756
Erie Indemnity Co. Class A	427	53,050
Everest Re Group Ltd.	2,213	483,209
First American Financial Corp.	10,280	575,680
FNF Group	24,769	1,003,145
Hanover Insurance Group, Inc.	4,047	507,575
Hartford Financial Services Group, Inc.	33,341	1,757,071
Lincoln National Corp.	20,358	1,386,380
Loews Corp.	26,823	1,362,072
Markel Corp. (a)	1,157	1,353,690
Marsh & McLennan Companies, Inc.	25,025	2,086,084
Mercury General Corp.	2,674	137,524
MetLife, Inc.	80,436	3,679,143
Old Republic International Corp.	25,100	534,881
Principal Financial Group, Inc.	26,387	1,532,557
Prudential Financial, Inc.	39,293	3,965,057
Reinsurance Group of America, Inc.	5,803	821,125
RenaissanceRe Holdings Ltd.	3,502	461,739
The Travelers Companies, Inc.	20,231	2,632,862
Torchmark Corp.	10,399	915,840
Unum Group	19,430	771,954
W.R. Berkley Corp.	9,078	688,203
White Mountains Insurance Group Ltd.	273	249,257
Willis Group Holdings PLC	12,351	1,968,996
XL Group Ltd.	15,171	853,065
		53,993,193
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	39,607	771,148
Annaly Capital Management, Inc.	107,103	1,148,144
Chimera Investment Corp.	17,809	340,152
MFA Financial, Inc.	37,527	302,092
New Residential Investment Corp.	31,753	568,061
Starwood Property Trust, Inc.	24,324	555,560
Two Harbors Investment Corp.	22,880	354,640
		4,039,797
Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc.	46,823	504,284
TFS Financial Corp.	4,631	70,484
		574,768

TOTAL FINANCIALS		298,434,689

HEALTH CARE - 14.3%
Biotechnology - 0.4%
Agios Pharmaceuticals, Inc. (a)	352	30,416
Alexion Pharmaceuticals, Inc. (a)	3,437	456,984
Alnylam Pharmaceuticals, Inc. (a)	1,103	104,785
Amgen, Inc.	3,670	721,339
Biogen, Inc. (a)	978	327,014
bluebird bio, Inc. (a)	1,549	239,940
Gilead Sciences, Inc.	30,708	2,390,004
United Therapeutics Corp. (a)	4,119	506,266
		4,776,748
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	159,722	10,468,180
Baxter International, Inc.	41,406	2,999,865
Becton, Dickinson & Co.	22,416	5,612,294
Boston Scientific Corp. (a)	29,662	996,940
Danaher Corp.	57,505	5,898,863
Dentsply Sirona, Inc.	20,798	1,000,592
Hill-Rom Holdings, Inc.	2,034	191,603
Hologic, Inc. (a)	25,281	1,084,808
Integra LifeSciences Holdings Corp. (a)	1,422	88,633
Medtronic PLC	126,324	11,398,215
Steris PLC	7,875	901,451
Teleflex, Inc.	3,449	940,577
The Cooper Companies, Inc.	3,822	995,631
West Pharmaceutical Services, Inc.	5,248	575,443
Zimmer Biomet Holdings, Inc.	19,028	2,388,395
		45,541,490
Health Care Providers & Services - 2.6%
Acadia Healthcare Co., Inc. (a)	8,085	319,196
Aetna, Inc.	19,075	3,593,539
Anthem, Inc.	23,814	6,024,942
Cardinal Health, Inc.	28,821	1,439,609
Centene Corp. (a)	2,141	279,037
Cigna Corp.	13,285	2,383,595
CVS Health Corp.	94,736	6,144,577
DaVita HealthCare Partners, Inc. (a)	5,869	412,473
Envision Healthcare Corp. (a)	8,710	385,505
Express Scripts Holding Co. (a)	48,061	3,818,927
HCA Holdings, Inc.	7,440	924,271
Henry Schein, Inc. (a)	12,306	977,219
Humana, Inc.	642	201,704
Laboratory Corp. of America Holdings (a)	8,973	1,573,326
McKesson Corp.	16,862	2,117,867
MEDNAX, Inc. (a)	8,750	374,413
Molina Healthcare, Inc. (a)	840	87,436
Premier, Inc. (a)	3,675	137,445
Quest Diagnostics, Inc.	12,668	1,364,597
Universal Health Services, Inc. Class B	7,980	974,358
Wellcare Health Plans, Inc. (a)	332	88,783
		33,622,819
Health Care Technology - 0.1%
Cerner Corp. (a)	16,504	1,024,568
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	29,922	1,976,049
Bio-Rad Laboratories, Inc. Class A (a)	2,012	616,980
Bruker Corp.	6,204	201,010
Charles River Laboratories International, Inc. (a)	1,165	144,810
PerkinElmer, Inc.	10,319	817,058
QIAGEN NV (a)	20,715	748,226
Quintiles Transnational Holdings, Inc. (a)	15,111	1,842,635
Thermo Fisher Scientific, Inc.	35,221	8,260,381
Waters Corp. (a)	489	96,465
		14,703,614
Pharmaceuticals - 6.4%
Allergan PLC	31,571	5,811,905
Bristol-Myers Squibb Co.	71,303	4,189,051
Catalent, Inc. (a)	10,209	425,715
Eli Lilly & Co.	34,527	3,411,613
Jazz Pharmaceuticals PLC (a)	401	69,405
Johnson & Johnson	205,464	27,228,089
Merck & Co., Inc.	234,452	15,443,353
Mylan NV (a)	47,527	1,773,232
Perrigo Co. PLC	12,103	974,534
Pfizer, Inc.	541,438	21,619,619
		80,946,516

TOTAL HEALTH CARE		180,615,755

INDUSTRIALS - 8.1%
Aerospace & Defense - 1.6%
Arconic, Inc.	40,965	888,531
Curtiss-Wright Corp.	3,766	500,991
General Dynamics Corp.	13,286	2,654,011
Hexcel Corp.	6,193	427,379
Huntington Ingalls Industries, Inc.	700	163,135
L3 Technologies, Inc.	7,250	1,554,690
Lockheed Martin Corp.	1,965	640,787
Rockwell Collins, Inc.	13,239	1,840,089
Teledyne Technologies, Inc. (a)	3,324	729,352
Textron, Inc.	19,759	1,348,947
United Technologies Corp.	69,895	9,487,547
		20,235,459
Airlines - 0.7%
Alaska Air Group, Inc.	11,293	709,539
American Airlines Group, Inc.	38,929	1,539,253
Copa Holdings SA Class A	2,760	268,658
Delta Air Lines, Inc.	45,751	2,489,769
JetBlue Airways Corp. (a)	29,861	537,498
Southwest Airlines Co.	14,102	820,172
United Continental Holdings, Inc. (a)	23,051	1,853,300
		8,218,189
Building Products - 0.4%
Allegion PLC	1,415	115,379
Fortune Brands Home & Security, Inc.	7,446	431,868
Johnson Controls International PLC	86,735	3,253,430
Lennox International, Inc.	153	33,213
Masco Corp.	8,654	349,016
Owens Corning	10,362	644,724
USG Corp. (a)	8,135	351,595
		5,179,225
Commercial Services & Supplies - 0.2%
Clean Harbors, Inc. (a)	4,442	252,883
KAR Auction Services, Inc.	515	30,617
Republic Services, Inc.	18,997	1,376,903
Stericycle, Inc. (a)	7,919	553,221
Waste Management, Inc.	5,894	530,460
		2,744,084
Construction & Engineering - 0.2%
AECOM (a)	15,186	509,642
Fluor Corp.	13,407	687,109
Jacobs Engineering Group, Inc.	11,607	784,981
Quanta Services, Inc. (a)	10,581	360,495
Valmont Industries, Inc.	2,114	295,220
		2,637,447
Electrical Equipment - 0.6%
Acuity Brands, Inc.	3,793	527,341
AMETEK, Inc.	17,129	1,332,636
Eaton Corp. PLC	40,933	3,404,398
Emerson Electric Co.	17,110	1,236,711
Fortive Corp.	2,202	180,740
GrafTech International Ltd.	3,018	63,982
Hubbell, Inc. Class B	1,870	230,478
Regal Beloit Corp.	4,217	362,451
Sensata Technologies, Inc. PLC (a)	6,798	369,607
		7,708,344
Industrial Conglomerates - 1.6%
3M Co.	8,972	1,904,935
Carlisle Companies, Inc.	5,571	684,342
General Electric Co.	804,479	10,965,049
Honeywell International, Inc.	26,298	4,198,476
ITT, Inc.	8,494	481,355
Roper Technologies, Inc.	7,657	2,311,648
		20,545,805
Machinery - 1.4%
AGCO Corp.	6,389	402,635
Apergy Corp. (a)	7,151	293,191
Caterpillar, Inc.	4,244	610,287
Colfax Corp. (a)	8,461	273,290
Crane Co.	4,777	432,653
Cummins, Inc.	9,122	1,302,713
Donaldson Co., Inc.	926	44,170
Dover Corp.	14,084	1,168,690
Flowserve Corp.	12,519	554,967
Gardner Denver Holdings, Inc. (a)	6,278	179,614
Gates Industrial Corp. PLC (a)	3,374	52,533
IDEX Corp.	490	75,254
Ingersoll-Rand PLC	10,891	1,072,872
Middleby Corp. (a)	2,005	205,472
Nordson Corp.	267	35,807
Oshkosh Corp.	7,145	537,661
PACCAR, Inc.	31,644	2,079,644
Parker Hannifin Corp.	10,092	1,706,053
Pentair PLC	15,942	711,810
Snap-On, Inc.	5,324	902,897
Stanley Black & Decker, Inc.	14,281	2,134,581
Terex Corp.	5,908	260,661
Timken Co.	6,619	325,986
Trinity Industries, Inc.	13,102	499,186
Wabtec Corp.	4,942	545,201
Xylem, Inc.	7,010	536,686
		16,944,514
Marine - 0.0%
Kirby Corp. (a)	5,479	457,223
Professional Services - 0.4%
Dun & Bradstreet Corp.	2,138	269,153
Equifax, Inc.	8,191	1,027,971
IHS Markit Ltd. (a)	36,107	1,914,754
Manpower, Inc.	6,095	568,420
Nielsen Holdings PLC	33,135	780,661
		4,560,959
Road & Rail - 0.9%
AMERCO	623	234,921
CSX Corp.	41,301	2,919,155
Genesee & Wyoming, Inc. Class A (a)	4,475	384,850
Kansas City Southern	9,548	1,110,146
Knight-Swift Transportation Holdings, Inc. Class A	11,627	378,459
Norfolk Southern Corp.	26,369	4,456,361
Ryder System, Inc.	5,037	394,397
Schneider National, Inc. Class B	3,271	85,504
Union Pacific Corp.	5,877	880,904
		10,844,697
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A	8,664	380,869
HD Supply Holdings, Inc. (a)	12,136	533,741
MSC Industrial Direct Co., Inc. Class A	2,486	210,390
Univar, Inc. (a)	8,464	232,675
Watsco, Inc.	459	79,182
WESCO International, Inc. (a)	4,494	274,134
		1,710,991
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC (b)	7,646	347,205

TOTAL INDUSTRIALS		102,134,142

INFORMATION TECHNOLOGY - 9.6%
Communications Equipment - 1.8%
Arris International PLC (a)	16,973	428,738
Cisco Systems, Inc.	450,058	19,032,953
CommScope Holding Co., Inc. (a)	17,731	569,342
EchoStar Holding Corp. Class A (a)	4,510	202,905
Juniper Networks, Inc.	32,763	862,977
Motorola Solutions, Inc.	13,409	1,626,512
		22,723,427
Electronic Equipment & Components - 0.7%
ADT, Inc. (b)	9,143	82,378
Arrow Electronics, Inc. (a)	7,745	587,381
Avnet, Inc.	11,117	487,480
Coherent, Inc. (a)	619	97,839
Corning, Inc.	76,325	2,532,464
Dell Technologies, Inc. (a)	17,157	1,587,366
Dolby Laboratories, Inc. Class A	5,504	354,733
FLIR Systems, Inc.	11,452	671,087
Jabil, Inc.	15,074	424,635
Keysight Technologies, Inc. (a)	17,454	1,012,332
Littelfuse, Inc.	350	75,887
National Instruments Corp.	2,140	93,753
Trimble, Inc. (a)	23,521	830,291
		8,837,626
Internet Software & Services - 0.2%
Akamai Technologies, Inc. (a)	861	64,799
eBay, Inc. (a)	68,190	2,280,956
LogMeIn, Inc.	1,856	150,429
Zillow Group, Inc.:
Class A (a)	1,434	80,835
Class C (a)	2,771	154,345
		2,731,364
IT Services - 1.2%
Amdocs Ltd.	13,213	892,935
Booz Allen Hamilton Holding Corp. Class A	774	36,587
Cognizant Technology Solutions Corp. Class A	5,239	426,979
Conduent, Inc. (a)	18,176	326,441
CoreLogic, Inc. (a)	3,227	157,155
DXC Technology Co.	26,657	2,258,914
Euronet Worldwide, Inc. (a)	2,168	199,326
Fidelity National Information Services, Inc.	28,189	2,907,132
Genpact Ltd.	8,288	251,789
IBM Corp.	24,066	3,487,885
Leidos Holdings, Inc.	13,352	913,544
Sabre Corp.	4,626	113,892
Teradata Corp. (a)	3,079	117,895
The Western Union Co.	31,513	635,302
Worldpay, Inc. (a)	24,813	2,039,380
		14,765,156
Semiconductors & Semiconductor Equipment - 3.5%
Analog Devices, Inc.	29,331	2,819,882
Broadcom, Inc.	16,141	3,579,590
Cypress Semiconductor Corp.	9,645	171,777
First Solar, Inc. (a)	7,820	409,377
Intel Corp.	435,401	20,942,788
Marvell Technology Group Ltd.	37,554	800,276
Micron Technology, Inc. (a)	23,305	1,230,271
NXP Semiconductors NV (a)	30,403	2,898,622
Qorvo, Inc. (a)	11,770	962,315
Qualcomm, Inc.	138,227	8,858,968
Skyworks Solutions, Inc.	4,798	453,795
Teradyne, Inc.	14,978	647,799
		43,775,460
Software - 1.6%
Aspen Technology, Inc. (a)	564	54,026
Autodesk, Inc. (a)	3,150	404,586
CA Technologies, Inc.	29,205	1,291,153
FireEye, Inc. (a)	5,481	85,120
Microsoft Corp.	37,581	3,986,592
Nuance Communications, Inc. (a)	28,105	415,111
Oracle Corp.	242,175	11,546,904
SS&C Technologies Holdings, Inc.	1,484	78,756
Symantec Corp.	57,418	1,160,992
Synopsys, Inc. (a)	12,574	1,124,493
Take-Two Interactive Software, Inc. (a)	4,151	469,146
Zynga, Inc. (a)	73,734	279,452
		20,896,331
Technology Hardware, Storage & Peripherals - 0.6%
Hewlett Packard Enterprise Co.	145,248	2,242,629
HP, Inc.	152,508	3,519,885
NCR Corp. (a)	1,709	47,715
Western Digital Corp.	27,758	1,947,224
Xerox Corp.	20,813	540,514
		8,297,967

TOTAL INFORMATION TECHNOLOGY		122,027,331

MATERIALS - 4.1%
Chemicals - 2.7%
Air Products & Chemicals, Inc.	20,376	3,345,128
Albemarle Corp. U.S. (b)	10,236	964,231
Ashland Global Holdings, Inc.	5,940	487,733
Axalta Coating Systems Ltd. (a)	11,662	352,776
Cabot Corp.	5,788	382,587
Celanese Corp. Class A	4,434	523,700
CF Industries Holdings, Inc.	21,868	971,377
DowDuPont, Inc.	216,479	14,887,261
Eastman Chemical Co.	13,283	1,376,384
Ecolab, Inc.	13,012	1,830,788
FMC Corp.	7,486	672,842
Huntsman Corp.	20,443	685,454
International Flavors & Fragrances, Inc.	4,076	541,130
LyondellBasell Industries NV Class A	15,567	1,724,668
NewMarket Corp.	45	18,425
Olin Corp.	15,809	466,524
Platform Specialty Products Corp. (a)	11,471	141,782
PPG Industries, Inc.	21,616	2,392,027
Praxair, Inc.	2,725	456,438
RPM International, Inc.	9,944	640,095
The Mosaic Co.	33,018	994,172
The Scotts Miracle-Gro Co. Class A	1,766	140,273
Valvoline, Inc.	19,172	433,095
W.R. Grace & Co.	1,422	105,029
Westlake Chemical Corp.	192	20,586
		34,554,505
Construction Materials - 0.1%
Eagle Materials, Inc.	318	31,593
Martin Marietta Materials, Inc.	612	122,045
nVent Electric PLC	14,440	395,656
Vulcan Materials Co.	857	95,984
		645,278
Containers & Packaging - 0.6%
Aptargroup, Inc.	5,932	607,615
Ardagh Group SA	1,817	28,836
Ball Corp.	31,974	1,246,027
Bemis Co., Inc.	8,648	397,030
Berry Global Group, Inc. (a)	5,958	291,048
Graphic Packaging Holding Co.	23,045	334,844
International Paper Co.	34,050	1,829,507
Owens-Illinois, Inc. (a)	14,267	266,508
Sealed Air Corp.	6,464	284,868
Silgan Holdings, Inc.	4,340	119,393
Sonoco Products Co.	9,387	523,982
WestRock Co.	23,613	1,369,082
		7,298,740
Metals & Mining - 0.7%
Alcoa Corp. (a)	17,727	767,047
Freeport-McMoRan, Inc.	134,677	2,222,171
Newmont Mining Corp.	49,491	1,815,330
Nucor Corp.	29,568	1,978,986
Reliance Steel & Aluminum Co.	6,610	596,222
Royal Gold, Inc.	3,386	286,489
Steel Dynamics, Inc.	17,953	845,407
United States Steel Corp.	16,715	608,927
		9,120,579
Paper & Forest Products - 0.0%
Domtar Corp.	6,067	292,551

TOTAL MATERIALS		51,911,653

REAL ESTATE - 4.7%
Equity Real Estate Investment Trusts (REITs) - 4.5%
Alexandria Real Estate Equities, Inc.	8,927	1,137,657
American Campus Communities, Inc.	13,030	537,488
American Homes 4 Rent Class A	22,983	508,844
Apartment Investment & Management Co. Class A	14,953	637,745
Apple Hospitality (REIT), Inc.	20,028	360,304
AvalonBay Communities, Inc.	12,774	2,259,082
Boston Properties, Inc.	14,273	1,791,690
Brandywine Realty Trust (SBI)	16,489	271,904
Brixmor Property Group, Inc.	29,246	517,362
Camden Property Trust (SBI)	8,513	788,219
Colony NorthStar, Inc.	40,313	248,328
Columbia Property Trust, Inc.	11,441	265,202
Corporate Office Properties Trust (SBI)	9,515	282,976
Crown Castle International Corp.	9,455	1,047,898
CubeSmart	16,140	490,010
CyrusOne, Inc.	9,127	565,144
DCT Industrial Trust, Inc.	8,948	598,353
DDR Corp.	14,797	202,719
Digital Realty Trust, Inc.	19,176	2,328,350
Douglas Emmett, Inc.	13,913	540,381
Duke Realty Corp.	33,750	982,800
Empire State Realty Trust, Inc.	12,567	209,492
EPR Properties	6,383	424,406
Equity Commonwealth (a)	11,572	373,081
Equity Residential (SBI)	33,096	2,165,471
Essex Property Trust, Inc.	6,136	1,475,401
Extra Space Storage, Inc.	1,774	166,703
Federal Realty Investment Trust (SBI)	6,848	859,424
Forest City Realty Trust, Inc. Class A	18,836	470,335
Gaming & Leisure Properties	11,379	413,285
General Growth Properties, Inc.	57,664	1,229,396
HCP, Inc.	43,942	1,138,098
Healthcare Trust of America, Inc.	19,387	529,653
Highwoods Properties, Inc. (SBI)	8,574	421,069
Hospitality Properties Trust (SBI)	15,521	438,779
Host Hotels & Resorts, Inc.	68,065	1,425,281
Hudson Pacific Properties, Inc.	11,654	399,266
Invitation Homes, Inc.	28,108	649,576
Iron Mountain, Inc.	26,485	929,888
JBG SMITH Properties	8,973	327,515
Kilroy Realty Corp.	9,253	675,006
Kimco Realty Corp.	37,627	627,995
Lamar Advertising Co. Class A	837	61,628
Liberty Property Trust (SBI)	14,097	604,197
Life Storage, Inc.	3,779	362,633
Medical Properties Trust, Inc.	34,470	496,713
Mid-America Apartment Communities, Inc.	10,740	1,082,377
National Retail Properties, Inc.	14,640	653,090
Omega Healthcare Investors, Inc.	15,946	473,437
Outfront Media, Inc.	13,377	284,261
Paramount Group, Inc.	19,671	303,720
Park Hotels & Resorts, Inc.	18,445	576,960
Prologis, Inc.	49,410	3,242,284
Rayonier, Inc.	12,319	431,288
Realty Income Corp.	26,592	1,483,036
Regency Centers Corp.	14,305	910,227
Retail Properties America, Inc.	20,951	262,935
Senior Housing Properties Trust (SBI)	22,437	400,276
Simon Property Group, Inc.	2,305	406,164
SL Green Realty Corp.	7,897	814,260
Spirit Realty Capital, Inc.	37,067	310,251
Store Capital Corp.	16,297	447,353
Sun Communities, Inc.	7,352	712,850
The Macerich Co.	12,755	753,310
UDR, Inc.	25,645	986,820
Uniti Group, Inc. (b)	15,867	280,529
Ventas, Inc.	33,121	1,867,362
VEREIT, Inc.	89,085	679,719
Vornado Realty Trust	16,134	1,160,357
Weingarten Realty Investors (SBI)	11,455	346,170
Welltower, Inc.	34,811	2,179,169
Weyerhaeuser Co.	70,535	2,410,886
WP Carey, Inc.	10,079	658,965
		57,354,803
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	15,830	788,334
Howard Hughes Corp. (a)	2,049	277,742
Jones Lang LaSalle, Inc.	4,276	731,239
Realogy Holdings Corp. (b)	12,729	278,383
Retail Value, Inc. (a)	1,479	48,866
VICI Properties, Inc.	25,341	515,689
		2,640,253

TOTAL REAL ESTATE		59,995,056

TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 3.4%
AT&T, Inc.	678,408	21,688,704
CenturyLink, Inc.	88,421	1,659,662
Verizon Communications, Inc.	386,104	19,938,411
		43,286,777
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)(b)	60,381	327,869
T-Mobile U.S., Inc. (a)	9,930	595,800
Telephone & Data Systems, Inc.	9,257	233,739
U.S. Cellular Corp. (a)	1,324	45,493
		1,202,901

TOTAL TELECOMMUNICATION SERVICES		44,489,678

UTILITIES - 5.6%
Electric Utilities - 3.3%
Alliant Energy Corp.	22,106	949,895
American Electric Power Co., Inc.	45,906	3,265,753
Duke Energy Corp.	65,469	5,343,580
Edison International	29,646	1,975,313
Entergy Corp.	17,015	1,382,979
Evergy, Inc.	25,200	1,413,468
Eversource Energy	29,251	1,776,121
Exelon Corp.	90,022	3,825,935
FirstEnergy Corp.	43,943	1,556,900
Hawaiian Electric Industries, Inc.	10,307	362,497
NextEra Energy, Inc.	43,963	7,365,561
OGE Energy Corp.	18,488	670,005
PG&E Corp.	48,212	2,076,973
Pinnacle West Capital Corp.	10,728	862,853
PPL Corp.	65,246	1,877,127
Southern Co.	94,225	4,579,335
Vistra Energy Corp. (a)	38,093	860,902
Xcel Energy, Inc.	47,340	2,218,352
		42,363,549
Gas Utilities - 0.2%
Atmos Energy Corp.	10,098	927,703
National Fuel Gas Co.	7,706	413,812
UGI Corp.	16,049	852,844
		2,194,359
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	29,465	933,157
The AES Corp.	62,044	828,908
		1,762,065
Multi-Utilities - 1.8%
Ameren Corp.	22,541	1,398,894
Avangrid, Inc.	5,404	270,524
CenterPoint Energy, Inc.	39,948	1,137,719
CMS Energy Corp.	26,668	1,289,131
Consolidated Edison, Inc.	29,035	2,291,733
Dominion Resources, Inc.	60,649	4,349,140
DTE Energy Co.	16,676	1,810,013
MDU Resources Group, Inc.	18,603	539,487
NiSource, Inc.	33,859	886,429
Public Service Enterprise Group, Inc.	46,824	2,414,245
SCANA Corp.	13,079	523,029
Sempra Energy	24,624	2,846,288
Vectren Corp.	7,977	570,116
WEC Energy Group, Inc.	29,152	1,934,818
		22,261,566
Water Utilities - 0.2%
American Water Works Co., Inc.	16,401	1,447,388
Aqua America, Inc.	16,975	627,057
		2,074,445

TOTAL UTILITIES		70,655,984

TOTAL COMMON STOCKS
(Cost $1,169,799,632)		1,261,046,696
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.07% 1/3/19 (c)
(Cost $792,932)	800,000	792,749
	Shares	Value

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 1.96% (d)	5,231,910	$5,232,956
Fidelity Securities Lending Cash Central Fund 1.97% (d)(e)	7,103,221	7,103,932
TOTAL MONEY MARKET FUNDS
(Cost $12,336,888)		12,336,888
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $1,182,929,452)		1,274,176,333
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(7,162,346)
NET ASSETS - 100%		$1,267,013,987

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	41	Sept. 2018	$5,775,055	$114,360	$114,360

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $268,544.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$30,219
Fidelity Securities Lending Cash Central Fund	5,508
Total	$35,727

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$103,201,120	$103,201,120	$--	$--
Consumer Staples	90,815,446	90,815,446	--	--
Energy	136,765,842	136,765,842	--	--
Financials	298,434,689	298,434,689	--	--
Health Care	180,615,755	180,615,755	--	--
Industrials	102,134,142	102,134,142	--	--
Information Technology	122,027,331	122,027,331	--	--
Materials	51,911,653	51,911,653	--	--
Real Estate	59,995,056	59,995,056	--	--
Telecommunication Services	44,489,678	44,489,678	--	--
Utilities	70,655,984	70,655,984	--	--
U.S. Government and Government Agency Obligations	792,749	--	792,749	--
Money Market Funds	12,336,888	12,336,888	--	--
Total Investments in Securities:	$1,274,176,333	$1,273,383,584	$792,749	$--
Derivative Instruments:
Assets
Futures Contracts	$114,360	$114,360	$--	$--
Total Assets	$114,360	$114,360	$--	$--
Total Derivative Instruments:	$114,360	$114,360	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Large Cap Growth Index Fund

July 31, 2018

LC1-QTLY-0918
1.9871046.102

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 17.6%
Auto Components - 0.2%
Aptiv PLC	21,678	$2,125,961
Gentex Corp.	17,604	408,413
Lear Corp.	625	112,581
Visteon Corp. (a)	1,759	205,944
		2,852,899
Automobiles - 0.3%
Tesla, Inc. (a)(b)	12,785	3,811,720
Thor Industries, Inc.	3,931	372,855
		4,184,575
Distributors - 0.1%
LKQ Corp. (a)	4,917	164,818
Pool Corp.	3,729	571,469
		736,287
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (a)	4,550	486,805
Grand Canyon Education, Inc. (a)	4,431	516,344
H&R Block, Inc.	3,403	85,619
Service Corp. International	7,736	304,412
ServiceMaster Global Holdings, Inc. (a)	12,868	733,347
		2,126,527
Hotels, Restaurants & Leisure - 2.0%
Chipotle Mexican Grill, Inc. (a)	2,305	999,586
Choice Hotels International, Inc.	3,257	252,743
Darden Restaurants, Inc.	5,904	631,374
Domino's Pizza, Inc.	3,990	1,048,013
Dunkin' Brands Group, Inc. (b)	7,865	547,640
Extended Stay America, Inc. unit	10,659	226,930
Hilton Grand Vacations, Inc. (a)	8,976	310,480
Hilton Worldwide Holdings, Inc.	26,337	2,071,668
International Game Technology PLC	495	12,514
Las Vegas Sands Corp.	20,595	1,480,781
Marriott International, Inc. Class A	27,640	3,533,498
McDonald's Corp.	14,398	2,268,261
MGM Mirage, Inc.	4,473	140,318
Six Flags Entertainment Corp. (b)	6,721	436,529
Starbucks Corp.	126,870	6,646,719
U.S. Foods Holding Corp. (a)	1,141	38,577
Vail Resorts, Inc.	3,785	1,047,953
Wendy's Co.	17,468	291,366
Wyndham Destinations, Inc.	9,231	425,734
Wyndham Hotels & Resorts, Inc.	9,154	530,932
Wynn Resorts Ltd.	9,699	1,617,599
Yum China Holdings, Inc.	3,063	110,513
Yum! Brands, Inc.	8,923	707,505
		25,377,233
Household Durables - 0.3%
D.R. Horton, Inc.	19,117	835,413
Lennar Corp.:
Class A	14,212	742,861
Class B	985	42,552
NVR, Inc. (a)	298	822,310
PulteGroup, Inc.	7,749	220,769
Tempur Sealy International, Inc. (a)(b)	4,356	212,878
Toll Brothers, Inc.	6,752	238,076
		3,114,859
Internet & Direct Marketing Retail - 7.5%
Amazon.com, Inc. (a)	38,394	68,243,031
Expedia, Inc.	11,365	1,521,092
Netflix, Inc. (a)	39,347	13,277,645
The Booking Holdings, Inc. (a)	4,542	9,214,446
TripAdvisor, Inc. (a)(b)	9,873	572,535
Wayfair LLC Class A (a)(b)	5,290	575,658
		93,404,407
Leisure Products - 0.1%
Brunswick Corp.	755	48,547
Hasbro, Inc.	8,407	837,421
Mattel, Inc. (b)	7,473	118,597
Polaris Industries, Inc. (b)	5,638	594,358
		1,598,923
Media - 1.6%
AMC Networks, Inc. Class A (a)	4,102	247,310
Cable One, Inc.	407	294,611
CBS Corp. Class B	31,104	1,638,248
Charter Communications, Inc. Class A (a)	11,914	3,628,766
Interpublic Group of Companies, Inc.	3,519	79,353
Lions Gate Entertainment Corp.:
Class A	323	7,704
Class B	630	14,408
Live Nation Entertainment, Inc. (a)	13,017	641,478
Omnicom Group, Inc.	14,002	963,758
Sirius XM Holdings, Inc. (b)	120,853	848,388
The Madison Square Garden Co. (a)	175	54,632
The Walt Disney Co.	100,839	11,451,277
		19,869,933
Multiline Retail - 0.3%
Dollar General Corp.	25,371	2,490,164
Dollar Tree, Inc. (a)	3,817	348,416
Nordstrom, Inc.	11,169	585,367
		3,423,947
Specialty Retail - 3.8%
Advance Auto Parts, Inc.	2,010	283,872
AutoZone, Inc. (a)	2,212	1,560,632
Best Buy Co., Inc.	5,809	435,849
Burlington Stores, Inc. (a)	6,264	957,202
CarMax, Inc. (a)	10,078	752,625
Floor & Decor Holdings, Inc. Class A (a)(b)	3,638	173,715
Gap, Inc.	1,350	40,730
Home Depot, Inc.	108,868	21,503,607
L Brands, Inc.	4,239	134,249
Lowe's Companies, Inc.	78,015	7,750,010
Michaels Companies, Inc. (a)	1,534	31,309
O'Reilly Automotive, Inc. (a)	7,583	2,320,398
Ross Stores, Inc.	34,972	3,057,602
Tiffany & Co., Inc.	2,020	277,871
TJX Companies, Inc.	59,231	5,760,807
Tractor Supply Co.	11,512	898,396
Ulta Beauty, Inc. (a)	5,402	1,320,195
Urban Outfitters, Inc. (a)	6,846	303,962
Williams-Sonoma, Inc.	1,693	99,024
		47,662,055
Textiles, Apparel & Luxury Goods - 1.2%
Carter's, Inc.	4,355	456,535
Columbia Sportswear Co.	341	29,660
Hanesbrands, Inc. (b)	33,603	748,003
lululemon athletica, Inc. (a)	9,276	1,112,656
Michael Kors Holdings Ltd. (a)	7,208	480,990
NIKE, Inc. Class B	118,508	9,114,450
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	5,942	164,712
Switch, Inc. Class A	3,208	41,768
Tapestry, Inc.	5,378	253,411
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	13,105	261,707
Class C (non-vtg.) (a)(b)	13,555	254,021
VF Corp.	23,529	2,166,315
		15,084,228

TOTAL CONSUMER DISCRETIONARY		219,435,873

CONSUMER STAPLES - 5.6%
Beverages - 2.8%
Brown-Forman Corp.:
Class A	4,804	255,909
Class B (non-vtg.)	26,686	1,420,229
Constellation Brands, Inc. Class A (sub. vtg.)	14,815	3,114,557
Keurig Dr. Pepper, Inc.	16,859	404,785
Monster Beverage Corp. (a)	38,348	2,301,647
PepsiCo, Inc.	118,671	13,647,165
The Coca-Cola Co.	280,335	13,072,021
		34,216,313
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	41,265	9,025,068
Sprouts Farmers Market LLC (a)	12,099	260,008
Sysco Corp.	44,988	3,023,643
Welbilt, Inc. (a)	12,116	276,245
		12,584,964
Food Products - 0.2%
Campbell Soup Co. (b)	11,481	469,573
General Mills, Inc.	2,944	135,601
Kellogg Co.	11,762	835,455
McCormick & Co., Inc. (non-vtg.)	633	74,403
Post Holdings, Inc. (a)	3,512	303,999
The Hershey Co.	12,065	1,184,904
		3,003,935
Household Products - 0.6%
Church & Dwight Co., Inc.	19,563	1,093,572
Clorox Co.	10,659	1,440,777
Colgate-Palmolive Co.	14,992	1,004,614
Energizer Holdings, Inc.	3,204	204,031
Kimberly-Clark Corp.	28,623	3,259,015
Spectrum Brands Holdings, Inc.	1,750	152,898
		7,154,907
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	20,563	2,774,771
Herbalife Nutrition Ltd. (a)	1,856	95,825
Nu Skin Enterprises, Inc. Class A	1,658	120,785
		2,991,381
Tobacco - 0.8%
Altria Group, Inc.	178,832	10,493,862

TOTAL CONSUMER STAPLES		70,445,362

ENERGY - 1.0%
Energy Equipment & Services - 0.3%
Halliburton Co.	82,339	3,492,820
RPC, Inc.	1,880	27,824
		3,520,644
Oil, Gas & Consumable Fuels - 0.7%
Anadarko Petroleum Corp.	16,350	1,196,003
Antero Resources Corp. (a)	12,019	246,870
Apache Corp.	2,163	99,498
Cabot Oil & Gas Corp.	30,866	725,351
Cheniere Energy, Inc. (a)	13,678	868,553
Cimarex Energy Co.	1,056	104,122
Concho Resources, Inc. (a)	2,418	352,665
Continental Resources, Inc. (a)	3,943	251,839
Diamondback Energy, Inc.	2,455	323,937
EOG Resources, Inc.	6,217	801,620
Kosmos Energy Ltd. (a)	4,115	31,192
Newfield Exploration Co. (a)	6,843	196,531
ONEOK, Inc.	16,052	1,130,703
Parsley Energy, Inc. Class A (a)	17,078	536,762
Pioneer Natural Resources Co.	8,793	1,664,251
		8,529,897

TOTAL ENERGY		12,050,541

FINANCIALS - 4.4%
Banks - 0.2%
Comerica, Inc.	893	86,567
East West Bancorp, Inc.	972	62,927
Pinnacle Financial Partners, Inc.	3,067	191,688
Signature Bank	3,214	352,608
SVB Financial Group (a)	3,844	1,183,491
Synovus Financial Corp.	821	40,574
Texas Capital Bancshares, Inc. (a)	2,993	271,764
Western Alliance Bancorp. (a)	5,704	323,531
		2,513,150
Capital Markets - 2.3%
Ameriprise Financial, Inc.	2,175	316,832
Cboe Global Markets, Inc.	9,796	951,485
Charles Schwab Corp.	113,404	5,790,408
CME Group, Inc.	2,877	457,788
E*TRADE Financial Corp. (a)	5,694	340,558
Eaton Vance Corp. (non-vtg.)	10,888	578,479
Evercore, Inc. Class A	3,789	428,157
FactSet Research Systems, Inc.	3,575	719,862
Interactive Brokers Group, Inc.	6,070	363,350
IntercontinentalExchange, Inc.	27,874	2,060,167
Lazard Ltd. Class A	10,024	544,303
LPL Financial	8,383	555,709
MarketAxess Holdings, Inc.	3,454	669,282
Moody's Corp.	15,721	2,690,178
Morningstar, Inc.	1,704	224,928
MSCI, Inc.	8,305	1,380,208
Northern Trust Corp.	5,454	595,686
Raymond James Financial, Inc.	3,697	338,608
S&P Global, Inc.	23,720	4,754,437
SEI Investments Co.	12,551	752,307
State Street Corp.	2,198	194,105
T. Rowe Price Group, Inc.	20,712	2,466,385
TD Ameritrade Holding Corp.	26,572	1,518,590
Virtu Financial, Inc. Class A	3,507	70,666
		28,762,478
Consumer Finance - 0.6%
American Express Co.	45,648	4,542,889
Capital One Financial Corp.	3,515	331,535
Credit Acceptance Corp. (a)	983	377,079
Discover Financial Services	15,031	1,073,364
OneMain Holdings, Inc. (a)	487	16,193
Santander Consumer U.S.A. Holdings, Inc.	1,339	25,762
Synchrony Financial	24,710	715,107
		7,081,929
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc. Class B (a)	23,062	4,563,278
Voya Financial, Inc.	1,076	54,360
		4,617,638
Insurance - 0.9%
Alleghany Corp.	152	95,649
American International Group, Inc.	12,195	673,286
Aon PLC	23,024	3,305,095
Arch Capital Group Ltd. (a)	5,864	179,204
Axis Capital Holdings Ltd.	796	45,022
Brown & Brown, Inc.	1,175	34,381
Erie Indemnity Co. Class A	1,772	220,153
Everest Re Group Ltd.	1,523	332,547
Markel Corp. (a)	116	135,720
Marsh & McLennan Companies, Inc.	22,359	1,863,846
Progressive Corp.	54,715	3,283,447
RenaissanceRe Holdings Ltd.	354	46,675
The Travelers Companies, Inc.	4,997	650,310
XL Group Ltd.	8,496	477,730
		11,343,065

TOTAL FINANCIALS		54,318,260

HEALTH CARE - 13.6%
Biotechnology - 5.1%
AbbVie, Inc.	149,962	13,830,995
Agios Pharmaceuticals, Inc. (a)(b)	4,482	387,290
Alexion Pharmaceuticals, Inc. (a)	16,755	2,227,745
Alkermes PLC (a)	14,516	636,527
Alnylam Pharmaceuticals, Inc. (a)	7,489	711,455
Amgen, Inc.	58,816	11,560,285
Biogen, Inc. (a)	18,865	6,307,890
BioMarin Pharmaceutical, Inc. (a)	16,639	1,673,218
bluebird bio, Inc. (a)	3,466	536,883
Celgene Corp. (a)	68,272	6,150,624
Exact Sciences Corp. (a)	11,273	658,907
Exelixis, Inc. (a)	27,723	573,866
Gilead Sciences, Inc.	91,048	7,086,266
Incyte Corp. (a)	16,587	1,103,699
Ionis Pharmaceuticals, Inc. (a)(b)	11,730	512,366
Neurocrine Biosciences, Inc. (a)	8,393	843,413
Regeneron Pharmaceuticals, Inc. (a)	7,518	2,766,699
Sage Therapeutics, Inc. (a)	4,280	617,690
Sarepta Therapeutics, Inc. (a)	5,863	681,515
Seattle Genetics, Inc. (a)	10,093	710,547
TESARO, Inc. (a)(b)	3,738	130,195
Vertex Pharmaceuticals, Inc. (a)	24,070	4,213,454
		63,921,529
Health Care Equipment & Supplies - 2.4%
Abiomed, Inc. (a)	3,978	1,410,320
Align Technology, Inc. (a)	7,475	2,665,959
Baxter International, Inc.	5,310	384,710
Becton, Dickinson & Co.	2,256	564,835
Boston Scientific Corp. (a)	100,003	3,361,101
Cantel Medical Corp.	3,519	326,246
DexCom, Inc. (a)	8,257	785,488
Edwards Lifesciences Corp. (a)	19,806	2,821,365
Hill-Rom Holdings, Inc.	4,077	384,053
ICU Medical, Inc. (a)	1,467	420,736
IDEXX Laboratories, Inc. (a)	8,094	1,982,463
Insulet Corp. (a)	5,539	460,623
Integra LifeSciences Holdings Corp. (a)	5,353	333,652
Intuitive Surgical, Inc. (a)	10,605	5,389,355
Masimo Corp. (a)	4,248	422,336
Penumbra, Inc. (a)	2,889	410,960
ResMed, Inc.	13,250	1,401,585
Stryker Corp.	32,239	5,263,017
Teleflex, Inc.	820	223,622
The Cooper Companies, Inc.	739	192,510
Varian Medical Systems, Inc. (a)	8,617	994,833
West Pharmaceutical Services, Inc.	1,607	176,208
		30,375,977
Health Care Providers & Services - 3.2%
Aetna, Inc.	10,942	2,061,363
AmerisourceBergen Corp.	15,124	1,237,597
Centene Corp. (a)	16,925	2,205,835
Chemed Corp.	1,468	463,932
Cigna Corp.	8,873	1,591,994
DaVita HealthCare Partners, Inc. (a)	6,637	466,448
Envision Healthcare Corp. (a)	2,111	93,433
Express Scripts Holding Co. (a)	4,391	348,909
HCA Holdings, Inc.	18,645	2,316,268
HealthSouth Corp.	9,256	700,031
Henry Schein, Inc. (a)	2,155	171,129
Humana, Inc.	12,328	3,873,211
Laboratory Corp. of America Holdings (a)	541	94,859
McKesson Corp.	2,370	297,672
Molina Healthcare, Inc. (a)	4,910	511,082
Premier, Inc. (a)	1,531	57,259
UnitedHealth Group, Inc.	90,276	22,859,689
Wellcare Health Plans, Inc. (a)	3,908	1,045,077
		40,395,788
Health Care Technology - 0.2%
athenahealth, Inc. (a)	3,785	570,437
Cerner Corp. (a)	13,307	826,099
Veeva Systems, Inc. Class A (a)	11,283	853,333
		2,249,869
Life Sciences Tools & Services - 0.8%
Bio-Techne Corp.	3,533	567,541
Bruker Corp.	3,966	128,498
Charles River Laboratories International, Inc. (a)	3,212	399,252
Illumina, Inc. (a)	13,842	4,489,791
Mettler-Toledo International, Inc. (a)	2,347	1,390,621
PRA Health Sciences, Inc. (a)	4,738	498,153
Thermo Fisher Scientific, Inc.	2,224	521,595
Waters Corp. (a)	6,809	1,343,211
		9,338,662
Pharmaceuticals - 1.9%
Bristol-Myers Squibb Co.	82,161	4,826,959
Catalent, Inc. (a)	3,015	125,726
Eli Lilly & Co.	56,041	5,537,411
Jazz Pharmaceuticals PLC (a)	5,079	879,073
Johnson & Johnson	45,638	6,047,948
Merck & Co., Inc.	17,087	1,125,521
Nektar Therapeutics (a)	14,689	772,641
Zoetis, Inc. Class A	45,724	3,954,212
		23,269,491

TOTAL HEALTH CARE		169,551,316

INDUSTRIALS - 12.3%
Aerospace & Defense - 3.6%
BWX Technologies, Inc.	9,404	618,407
Curtiss-Wright Corp.	308	40,973
General Dynamics Corp.	11,017	2,200,756
Harris Corp.	11,195	1,846,615
HEICO Corp.	3,590	274,168
HEICO Corp. Class A	7,161	463,675
Hexcel Corp.	1,838	126,840
Huntington Ingalls Industries, Inc.	3,507	817,306
Lockheed Martin Corp.	21,394	6,976,583
Northrop Grumman Corp.	15,275	4,589,985
Raytheon Co.	27,124	5,371,366
Rockwell Collins, Inc.	2,048	284,652
Spirit AeroSystems Holdings, Inc. Class A	10,624	990,688
Textron, Inc.	3,994	272,670
The Boeing Co.	51,878	18,484,131
TransDigm Group, Inc.	4,574	1,717,720
		45,076,535
Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide, Inc.	13,054	1,203,970
Expeditors International of Washington, Inc.	16,455	1,253,377
FedEx Corp.	23,367	5,745,244
United Parcel Service, Inc. Class B	65,217	7,818,866
XPO Logistics, Inc. (a)	11,260	1,122,847
		17,144,304
Airlines - 0.2%
Delta Air Lines, Inc.	15,229	828,762
Southwest Airlines Co.	35,747	2,079,046
		2,907,808
Building Products - 0.3%
A.O. Smith Corp.	13,343	794,309
Allegion PLC	7,443	606,902
Armstrong World Industries, Inc. (a)	4,204	285,452
Fortune Brands Home & Security, Inc.	5,603	324,974
Lennox International, Inc.	3,254	706,378
Masco Corp.	19,870	801,357
		3,519,372
Commercial Services & Supplies - 0.6%
Cintas Corp.	8,232	1,683,279
Copart, Inc. (a)	19,199	1,101,831
KAR Auction Services, Inc.	11,925	708,941
Republic Services, Inc.	1,284	93,064
Rollins, Inc.	9,107	500,339
Waste Management, Inc.	34,515	3,106,350
		7,193,804
Construction & Engineering - 0.0%
Quanta Services, Inc. (a)	4,190	142,753
Electrical Equipment - 0.7%
AMETEK, Inc.	4,108	319,602
Emerson Electric Co.	42,055	3,039,735
Fortive Corp.	26,632	2,185,955
Hubbell, Inc. Class B	3,494	430,636
Rockwell Automation, Inc.	11,805	2,214,146
Sensata Technologies, Inc. PLC (a)	8,672	471,497
		8,661,571
Industrial Conglomerates - 1.4%
3M Co.	45,483	9,656,951
Honeywell International, Inc.	43,709	6,978,142
Roper Technologies, Inc.	1,795	541,911
		17,177,004
Machinery - 2.0%
Allison Transmission Holdings, Inc.	11,485	539,795
Caterpillar, Inc.	50,366	7,242,631
Cummins, Inc.	5,212	744,326
Deere & Co.	30,547	4,422,900
Donaldson Co., Inc.	11,464	546,833
Gardner Denver Holdings, Inc. (a)	3,141	89,864
Graco, Inc.	15,619	720,661
IDEX Corp.	6,785	1,042,040
Illinois Tool Works, Inc.	31,859	4,566,350
Ingersoll-Rand PLC	12,637	1,244,871
Lincoln Electric Holdings, Inc.	5,966	560,446
Middleby Corp. (a)(b)	2,984	305,800
Nordson Corp.	5,107	684,900
Parker Hannifin Corp.	2,270	383,744
Toro Co.	9,964	599,733
WABCO Holdings, Inc. (a)	5,072	637,449
Wabtec Corp. (b)	2,878	317,501
Xylem, Inc.	9,468	724,870
		25,374,714
Professional Services - 0.5%
CoStar Group, Inc. (a)	3,370	1,401,415
Dun & Bradstreet Corp.	1,574	198,151
Equifax, Inc.	3,070	385,285
Robert Half International, Inc.	11,334	858,664
TransUnion Holding Co., Inc.	17,357	1,256,647
Verisk Analytics, Inc. (a)	15,119	1,672,464
		5,772,626
Road & Rail - 1.2%
CSX Corp.	36,899	2,608,021
Genesee & Wyoming, Inc. Class A (a)	1,128	97,008
J.B. Hunt Transport Services, Inc.	8,178	980,542
Landstar System, Inc.	3,941	438,042
Old Dominion Freight Lines, Inc.	6,189	908,545
Schneider National, Inc. Class B	699	18,272
Union Pacific Corp.	66,897	10,027,191
		15,077,621
Trading Companies & Distributors - 0.4%
Air Lease Corp. Class A	580	25,497
Fastenal Co.	27,099	1,542,746
HD Supply Holdings, Inc. (a)	5,243	230,587
MSC Industrial Direct Co., Inc. Class A	1,932	163,505
United Rentals, Inc. (a)	7,896	1,174,925
Univar, Inc. (a)	1,552	42,664
W.W. Grainger, Inc.	4,285	1,485,010
Watsco, Inc.	2,415	416,612
		5,081,546

TOTAL INDUSTRIALS		153,129,658

INFORMATION TECHNOLOGY - 41.1%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	5,363	1,371,480
F5 Networks, Inc. (a)	5,735	982,864
Motorola Solutions, Inc.	1,729	209,728
Palo Alto Networks, Inc. (a)	8,356	1,656,661
Ubiquiti Networks, Inc. (a)	1,844	152,278
		4,373,011
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	27,834	2,602,757
CDW Corp.	13,977	1,175,326
Cognex Corp.	15,611	823,949
Coherent, Inc. (a)	1,656	261,747
Dell Technologies, Inc. (a)	1,398	129,343
FLIR Systems, Inc.	1,087	63,698
IPG Photonics Corp. (a)	3,390	556,096
Littelfuse, Inc.	1,887	409,139
National Instruments Corp.	8,510	372,823
Zebra Technologies Corp. Class A (a)	4,969	685,374
		7,080,252
Internet Software & Services - 9.6%
2U, Inc. (a)	5,071	383,672
Akamai Technologies, Inc. (a)	14,676	1,104,516
Alphabet, Inc.:
Class A (a)	28,160	34,558,515
Class C (a)	28,809	35,068,043
DocuSign, Inc. (b)	2,428	130,869
eBay, Inc. (a)	19,222	642,976
Facebook, Inc. Class A (a)	224,577	38,757,499
GoDaddy, Inc. (a)	14,059	1,035,024
GrubHub, Inc. (a)	8,533	1,040,087
IAC/InterActiveCorp (a)	7,044	1,037,229
LogMeIn, Inc.	3,145	254,902
Match Group, Inc. (a)(b)	4,892	176,699
Nutanix, Inc. Class A (a)	9,929	485,429
Okta, Inc. (a)	8,059	400,129
Twilio, Inc. Class A (a)	6,756	391,105
Twitter, Inc. (a)	66,758	2,127,577
VeriSign, Inc. (a)	9,929	1,441,989
Zillow Group, Inc.:
Class A (a)	3,830	215,897
Class C (a)(b)	7,761	432,288
		119,684,445
IT Services - 8.0%
Accenture PLC Class A	60,710	9,672,924
Alliance Data Systems Corp.	4,557	1,024,778
Automatic Data Processing, Inc.	41,584	5,613,424
Booz Allen Hamilton Holding Corp. Class A	12,741	602,267
Broadridge Financial Solutions, Inc.	11,085	1,252,383
Cognizant Technology Solutions Corp. Class A	49,685	4,049,328
CoreLogic, Inc. (a)	4,778	232,689
EPAM Systems, Inc. (a)	4,795	624,357
Euronet Worldwide, Inc. (a)	2,355	216,519
Fidelity National Information Services, Inc.	2,615	269,685
First Data Corp. Class A (a)	45,420	1,056,469
Fiserv, Inc. (a)	38,631	2,915,868
FleetCor Technologies, Inc. (a)	8,394	1,821,498
Gartner, Inc. (a)	8,364	1,132,737
Genpact Ltd.	5,001	151,930
Global Payments, Inc.	14,974	1,685,623
IBM Corp.	62,376	9,040,154
Jack Henry & Associates, Inc.	7,248	976,306
MasterCard, Inc. Class A	86,755	17,177,490
Paychex, Inc.	30,271	2,089,304
PayPal Holdings, Inc. (a)	112,173	9,213,890
Sabre Corp.	18,295	450,423
Square, Inc. (a)	26,976	1,743,998
Teradata Corp. (a)	8,181	313,250
The Western Union Co.	12,008	242,081
Total System Services, Inc.	16,965	1,552,976
Visa, Inc. Class A	168,822	23,084,720
WEX, Inc. (a)	3,885	737,451
Worldpay, Inc. (a)	2,451	201,448
		99,145,970
Semiconductors & Semiconductor Equipment - 4.4%
Advanced Micro Devices, Inc. (a)(b)	85,674	1,570,404
Analog Devices, Inc.	5,553	533,865
Applied Materials, Inc.	99,113	4,819,865
Broadcom, Inc.	24,386	5,408,083
Cypress Semiconductor Corp.	23,375	416,309
KLA-Tencor Corp.	14,700	1,726,074
Lam Research Corp.	15,468	2,948,820
Marvell Technology Group Ltd.	13,985	298,020
Maxim Integrated Products, Inc.	26,228	1,603,580
Microchip Technology, Inc. (b)	21,681	2,025,656
Micron Technology, Inc. (a)	85,551	4,516,237
MKS Instruments, Inc.	5,082	479,233
Monolithic Power Systems, Inc.	3,853	511,216
NVIDIA Corp.	54,960	13,457,506
NXP Semiconductors NV (a)	1,733	165,224
ON Semiconductor Corp. (a)	39,800	877,590
Skyworks Solutions, Inc.	12,178	1,151,795
Teradyne, Inc.	2,973	128,582
Texas Instruments, Inc.	92,489	10,295,875
Universal Display Corp. (b)	4,033	388,378
Versum Materials, Inc.	10,288	396,602
Xilinx, Inc.	24,012	1,730,545
		55,449,459
Software - 10.9%
Activision Blizzard, Inc.	71,074	5,218,253
Adobe Systems, Inc. (a)	46,415	11,356,822
ANSYS, Inc. (a)	7,852	1,326,046
Aspen Technology, Inc. (a)	6,389	612,002
Atlassian Corp. PLC (a)	8,696	629,677
Autodesk, Inc. (a)	17,369	2,230,874
Black Knight, Inc. (a)	13,382	691,180
Cadence Design Systems, Inc. (a)	26,366	1,162,477
CDK Global, Inc.	12,345	770,945
Ceridian HCM Holding, Inc.	2,120	69,451
Citrix Systems, Inc. (a)	12,754	1,402,557
Electronic Arts, Inc. (a)	28,412	3,658,045
Fair Isaac Corp. (a)	2,787	561,469
FireEye, Inc. (a)	11,809	183,394
Fortinet, Inc. (a)	13,069	822,171
Guidewire Software, Inc. (a)	7,558	651,500
Intuit, Inc.	23,011	4,699,767
Manhattan Associates, Inc. (a)(b)	6,158	296,323
Microsoft Corp.	677,831	71,904,312
Oracle Corp.	26,332	1,255,510
Parametric Technology Corp. (a)	10,828	995,201
Paycom Software, Inc. (a)(b)	4,643	493,319
Pegasystems, Inc.	3,549	197,324
Proofpoint, Inc. (a)	4,775	544,589
RealPage, Inc. (a)	6,654	366,635
Red Hat, Inc. (a)	16,695	2,357,835
RingCentral, Inc. (a)	6,235	459,831
Salesforce.com, Inc. (a)	66,607	9,135,150
ServiceNow, Inc. (a)	16,514	2,905,803
Splunk, Inc. (a)	13,652	1,311,957
SS&C Technologies Holdings, Inc.	18,189	965,290
Synopsys, Inc. (a)	1,358	121,446
Tableau Software, Inc. (a)	6,390	658,617
Take-Two Interactive Software, Inc. (a)	6,346	717,225
Tyler Technologies, Inc. (a)	3,545	797,590
Ultimate Software Group, Inc. (a)	2,808	777,507
VMware, Inc. Class A (a)	6,511	941,425
Workday, Inc. Class A (a)	13,686	1,697,338
Zendesk, Inc. (a)	9,749	531,028
		135,477,885
Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	464,583	88,405,499
NCR Corp. (a)	9,033	252,201
NetApp, Inc.	25,317	1,962,574
Pure Storage, Inc. Class A (a)	15,604	337,983
		90,958,257

TOTAL INFORMATION TECHNOLOGY		512,169,279

MATERIALS - 1.8%
Chemicals - 1.2%
Axalta Coating Systems Ltd. (a)	8,056	243,694
Celanese Corp. Class A	8,116	958,581
Ecolab, Inc.	10,863	1,528,424
FMC Corp.	5,158	463,601
International Flavors & Fragrances, Inc.	3,156	418,991
LyondellBasell Industries NV Class A	14,469	1,603,021
NewMarket Corp.	696	284,970
Platform Specialty Products Corp. (a)	10,779	133,228
PPG Industries, Inc.	1,546	171,080
Praxair, Inc.	24,220	4,056,850
RPM International, Inc.	2,550	164,144
Sherwin-Williams Co.	7,855	3,461,934
The Chemours Co. LLC	16,810	770,066
The Scotts Miracle-Gro Co. Class A (b)	1,903	151,155
W.R. Grace & Co.	4,705	347,511
Westlake Chemical Corp.	3,202	343,318
		15,100,568
Construction Materials - 0.2%
Eagle Materials, Inc.	3,915	388,955
Martin Marietta Materials, Inc.	5,450	1,086,839
Vulcan Materials Co.	11,662	1,306,144
		2,781,938
Containers & Packaging - 0.3%
Avery Dennison Corp.	8,302	952,073
Berry Global Group, Inc. (a)	6,140	299,939
Crown Holdings, Inc. (a)	12,294	556,549
Graphic Packaging Holding Co.	4,722	68,611
International Paper Co.	4,393	236,036
Packaging Corp. of America	8,791	992,504
Sealed Air Corp.	8,333	367,235
Silgan Holdings, Inc.	2,341	64,401
		3,537,348
Metals & Mining - 0.1%
Royal Gold, Inc.	2,524	213,556
Southern Copper Corp.	7,824	386,193
Steel Dynamics, Inc.	3,315	156,103
		755,852

TOTAL MATERIALS		22,175,706

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Alexandria Real Estate Equities, Inc.	723	92,139
American Tower Corp.	41,407	6,138,174
Colony NorthStar, Inc.	2,361	14,544
CoreSite Realty Corp.	3,240	363,204
Crown Castle International Corp.	29,472	3,266,382
Equinix, Inc.	7,477	3,284,497
Equity Lifestyle Properties, Inc.	8,008	728,648
Extra Space Storage, Inc.	9,972	937,069
Gaming & Leisure Properties	6,794	246,758
Hudson Pacific Properties, Inc.	1,702	58,311
Lamar Advertising Co. Class A	7,124	524,540
Life Storage, Inc.	230	22,071
Omega Healthcare Investors, Inc.	1,460	43,347
Public Storage	14,006	3,050,927
SBA Communications Corp. Class A (a)	10,742	1,699,922
Simon Property Group, Inc.	26,703	4,705,336
Taubman Centers, Inc.	5,654	350,831
		25,526,700
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	14,425	718,365
Howard Hughes Corp. (a)	1,481	200,750
		919,115

TOTAL REAL ESTATE		26,445,815

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Zayo Group Holdings, Inc. (a)	18,756	695,660
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)(b)	18,992	1,139,520

TOTAL TELECOMMUNICATION SERVICES		1,835,180

TOTAL COMMON STOCKS
(Cost $1,028,212,766)		1,241,556,990
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.9% 9/27/18 (c)
(Cost $1,994,026)	2,000,000	1,994,031
	Shares	Value

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 1.96% (d)	9,560,523	$9,562,435
Fidelity Securities Lending Cash Central Fund 1.97% (d)(e)	14,423,709	14,425,151
TOTAL MONEY MARKET FUNDS
(Cost $23,987,586)		23,987,586
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $1,054,194,378)		1,267,538,607
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(21,252,082)
NET ASSETS - 100%		$1,246,286,525

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	33	Sept. 2018	$4,648,215	$89,093	$89,093

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $111,666.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$25,539
Fidelity Securities Lending Cash Central Fund	17,527
Total	$43,066

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$219,435,873	$219,435,873	$--	$--
Consumer Staples	70,445,362	70,445,362	--	--
Energy	12,050,541	12,050,541	--	--
Financials	54,318,260	54,318,260	--	--
Health Care	169,551,316	169,551,316	--	--
Industrials	153,129,658	153,129,658	--	--
Information Technology	512,169,279	512,169,279	--	--
Materials	22,175,706	22,175,706	--	--
Real Estate	26,445,815	26,445,815	--	--
Telecommunication Services	1,835,180	1,835,180	--	--
U.S. Government and Government Agency Obligations	1,994,031	--	1,994,031	--
Money Market Funds	23,987,586	23,987,586	--	--
Total Investments in Securities:	$1,267,538,607	$1,265,544,576	$1,994,031	$--
Derivative Instruments:
Assets
Futures Contracts	$89,093	$89,093	$--	$--
Total Assets	$89,093	$89,093	$--	$--
Total Derivative Instruments:	$89,093	$89,093	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Small Cap Index Fund

July 31, 2018

ZAP-QTLY-0918
1.9881628.101

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	2,759	$46,130
Cooper Tire & Rubber Co. (b)	1,259	35,944
Cooper-Standard Holding, Inc. (a)	445	59,986
Dana Holding Corp.	3,624	77,372
Dorman Products, Inc. (a)	666	49,737
Fox Factory Holding Corp. (a)	895	44,482
Gentherm, Inc. (a)	911	41,268
Hertz Global Holdings, Inc. (a)	1,359	20,698
LCI Industries	605	55,630
Modine Manufacturing Co. (a)	1,233	21,516
Motorcar Parts of America, Inc. (a)	468	10,109
Shiloh Industries, Inc. (a)	370	3,053
Standard Motor Products, Inc.	528	25,735
Stoneridge, Inc. (a)	683	23,222
Superior Industries International, Inc.	604	11,083
Tenneco, Inc.	1,261	58,132
Tower International, Inc.	488	15,762
		599,859
Automobiles - 0.1%
REV Group, Inc.	741	12,723
Winnebago Industries, Inc.	769	30,683
		43,406
Distributors - 0.1%
Core-Mark Holding Co., Inc.	1,135	27,444
Weyco Group, Inc.	157	5,471
		32,915
Diversified Consumer Services - 0.9%
Adtalem Global Education, Inc. (a)	1,484	80,952
American Public Education, Inc. (a)	401	17,684
Cambium Learning Group, Inc. (a)	372	4,412
Capella Education Co.	285	29,640
Career Education Corp. (a)	1,691	31,114
Carriage Services, Inc.	372	9,296
Chegg, Inc. (a)	2,642	73,183
Houghton Mifflin Harcourt Co. (a)	2,576	16,358
K12, Inc. (a)	956	15,640
Laureate Education, Inc. Class A (a)	1,252	18,542
Regis Corp. (a)	870	15,190
Sotheby's Class A (Ltd. vtg.) (a)	926	49,180
Strayer Education, Inc.	270	31,817
Weight Watchers International, Inc. (a)	956	85,591
		478,599
Hotels, Restaurants & Leisure - 3.1%
Belmond Ltd. Class A (a)	2,228	25,065
BFC Financial Corp. Class A	1,638	14,283
Biglari Holdings, Inc. (a)	2	1,955
Biglari Holdings, Inc. (a)	24	4,546
BJ's Restaurants, Inc.	506	32,005
Bloomin' Brands, Inc.	2,084	40,305
Bluegreen Vacations Corp.	185	4,756
Bojangles', Inc. (a)	433	5,694
Boyd Gaming Corp.	2,042	76,269
Brinker International, Inc.	1,090	51,415
Carrols Restaurant Group, Inc. (a)	868	12,586
Century Casinos, Inc. (a)	661	5,387
Churchill Downs, Inc.	292	83,497
Chuy's Holdings, Inc. (a)	411	13,008
Cracker Barrel Old Country Store, Inc.	478	70,025
Dave & Buster's Entertainment, Inc. (a)	989	48,609
Del Frisco's Restaurant Group, Inc. (a)	495	4,232
Del Taco Restaurants, Inc. (a)	760	9,834
Denny's Corp. (a)	1,529	22,247
Dine Brands Global, Inc.	417	29,620
Drive Shack, Inc. (a)	1,489	9,232
El Pollo Loco Holdings, Inc. (a)	526	6,102
Eldorado Resorts, Inc. (a)	1,635	70,060
Empire Resorts, Inc. (a)	82	1,136
Fiesta Restaurant Group, Inc. (a)	593	17,227
Golden Entertainment, Inc. (a)	454	14,133
Habit Restaurants, Inc. Class A (a)	512	6,502
ILG, Inc.	2,619	89,910
International Speedway Corp. Class A	602	26,067
J. Alexanders Holdings, Inc. (a)	323	3,456
Jack in the Box, Inc.	731	61,579
Lindblad Expeditions Holdings (a)	521	6,898
Marriott Vacations Worldwide Corp.	532	63,367
Monarch Casino & Resort, Inc. (a)	277	13,205
Nathan's Famous, Inc.	73	7,172
Noodles & Co. (a)	310	3,240
Papa John's International, Inc.	563	23,623
Penn National Gaming, Inc. (a)	2,123	68,042
Pinnacle Entertainment, Inc. (a)	1,293	42,979
Planet Fitness, Inc. (a)	2,195	104,306
PlayAGS, Inc. (a)	403	11,506
Potbelly Corp. (a)	594	7,366
RCI Hospitality Holdings, Inc.	231	7,491
Red Lion Hotels Corp. (a)	399	4,988
Red Robin Gourmet Burgers, Inc. (a)	324	15,325
Red Rock Resorts, Inc.	1,724	60,926
Ruth's Hospitality Group, Inc.	720	20,844
Scientific Games Corp. Class A (a)	1,364	65,540
SeaWorld Entertainment, Inc. (a)	1,359	28,947
Shake Shack, Inc. Class A (a)	612	38,146
Sonic Corp. (b)	885	31,108
Speedway Motorsports, Inc.	284	5,013
Texas Roadhouse, Inc. Class A	1,681	105,634
The Cheesecake Factory, Inc.	1,060	59,392
Town Sports International Holdings, Inc. (a)	354	3,823
Wingstop, Inc.	722	35,631
Zoe's Kitchen, Inc. (a)	467	4,553
		1,699,807
Household Durables - 1.5%
AV Homes, Inc. (a)	294	6,336
Bassett Furniture Industries, Inc.	257	6,425
Beazer Homes U.S.A., Inc. (a)	778	9,966
Cavco Industries, Inc. (a)	213	45,252
Century Communities, Inc. (a)	641	19,551
Ethan Allen Interiors, Inc.	612	13,770
Flexsteel Industries, Inc.	182	6,521
GoPro, Inc. Class A (a)	2,806	16,387
Green Brick Partners, Inc. (a)	600	5,820
Hamilton Beach Brands Holding Co. Class A	158	4,013
Helen of Troy Ltd. (a)	663	75,947
Hooker Furniture Corp.	288	12,974
Hovnanian Enterprises, Inc. Class A (a)	3,008	4,723
Installed Building Products, Inc. (a)	546	29,812
iRobot Corp. (a)(b)	673	53,335
KB Home	2,136	50,730
La-Z-Boy, Inc.	1,159	35,350
LGI Homes, Inc. (a)(b)	459	23,726
Lifetime Brands, Inc.	288	3,499
M.D.C. Holdings, Inc.	1,125	32,670
M/I Homes, Inc. (a)	690	17,843
Meritage Homes Corp. (a)	962	41,510
New Home Co. LLC (a)	317	2,923
PICO Holdings, Inc.	508	6,147
Purple Innovation, Inc. (a)	106	789
Roku, Inc. Class A (b)	1,077	48,917
Skyline Champion Corp.	168	4,314
Taylor Morrison Home Corp. (a)	2,787	54,430
TopBuild Corp. (a)	880	65,366
TRI Pointe Homes, Inc. (a)	3,747	53,095
Tupperware Brands Corp.	1,271	46,658
Turtle Beach Corp. (a)	192	5,220
Universal Electronics, Inc. (a)	338	11,813
Vuzix Corp. (a)(b)	577	3,577
William Lyon Homes, Inc. (a)	798	17,420
Zagg, Inc. (a)	672	10,013
		846,842
Internet & Direct Marketing Retail - 0.5%
1-800-FLOWERS.com, Inc. Class A (a)	658	9,541
Duluth Holdings, Inc. (a)(b)	202	4,650
Gaia, Inc. Class A (a)	275	5,005
Groupon, Inc. (a)	10,958	51,283
Lands' End, Inc. (a)	257	6,232
Liberty Expedia Holdings, Inc. (a)	1,353	65,174
Liberty TripAdvisor Holdings, Inc. (a)	1,807	30,087
NutriSystem, Inc.	731	29,240
Overstock.com, Inc. (a)(b)	513	18,288
PetMed Express, Inc.	492	18,268
Shutterfly, Inc. (a)	820	67,453
		305,221
Leisure Products - 0.3%
American Outdoor Brands Corp. (a)	1,341	12,699
Callaway Golf Co.	2,331	44,848
Clarus Corp.	520	4,680
Escalade, Inc.	271	3,631
Johnson Outdoors, Inc. Class A	122	9,891
Malibu Boats, Inc. Class A (a)	510	19,171
Marine Products Corp.	182	3,382
MCBC Holdings, Inc. (a)	463	11,556
Nautilus, Inc. (a)	741	10,559
Sturm, Ruger & Co., Inc.	419	22,710
Vista Outdoor, Inc. (a)	1,420	23,061
		166,188
Media - 1.6%
AMC Entertainment Holdings, Inc. Class A (b)	1,287	20,978
Beasley Broadcast Group, Inc. Class A	117	755
Central European Media Enterprises Ltd. Class A (a)	2,107	8,165
Clear Channel Outdoor Holding, Inc. Class A	904	4,023
Daily Journal Corp. (a)	29	6,809
E.W. Scripps Co. Class A	1,137	14,895
Entercom Communications Corp. Class A (b)	3,179	24,001
Entravision Communication Corp. Class A	1,573	7,629
Eros International PLC (a)(b)	769	10,343
Fluent, Inc. (a)(b)	797	1,873
Gannett Co., Inc.	2,812	29,723
Gray Television, Inc. (a)	1,990	30,746
Hemisphere Media Group, Inc. (a)	441	5,292
IMAX Corp. (a)(b)	1,364	30,144
Liberty Latin America Ltd. (a)	2,826	54,711
Liberty Latin America Ltd. Class A (a)	1,075	20,511
Liberty Media Corp.:
Liberty Braves Class A (a)	243	6,245
Liberty Braves Class C (a)	892	22,987
LiveXLive Media, Inc. (a)	137	655
Loral Space & Communications Ltd. (a)	320	12,640
Marcus Corp.	471	18,157
MDC Partners, Inc. Class A (a)	1,424	7,262
Meredith Corp. (b)	980	52,087
MSG Network, Inc. Class A (a)	1,487	35,019
National CineMedia, Inc.	1,918	15,843
New Media Investment Group, Inc.	1,486	26,733
Nexstar Broadcasting Group, Inc. Class A	1,110	82,640
Reading International, Inc. Class A (a)	417	6,589
Saga Communications, Inc. Class A	97	3,671
Scholastic Corp.	699	29,190
Sinclair Broadcast Group, Inc. Class A	1,793	46,259
Tegna, Inc.	5,368	59,209
The New York Times Co. Class A	3,260	80,848
tronc, Inc. (a)	422	6,600
World Wrestling Entertainment, Inc. Class A	1,048	82,907
		866,139
Multiline Retail - 0.3%
Big Lots, Inc.	1,043	45,297
Dillard's, Inc. Class A	291	23,359
JC Penney Corp., Inc. (a)(b)	7,794	19,095
Ollie's Bargain Outlet Holdings, Inc. (a)	1,235	85,833
Sears Holdings Corp. (a)(b)	996	1,833
		175,417
Specialty Retail - 2.9%
Aaron's, Inc. Class A	1,747	75,663
Abercrombie & Fitch Co. Class A	1,683	39,870
America's Car Mart, Inc. (a)	144	9,216
American Eagle Outfitters, Inc.	4,004	100,821
Armstrong Flooring, Inc. (a)	539	7,045
Asbury Automotive Group, Inc. (a)	508	35,712
Ascena Retail Group, Inc. (a)	4,347	15,997
At Home Group, Inc. (a)	658	23,866
Barnes & Noble Education, Inc. (a)	942	5,294
Barnes & Noble, Inc.	1,476	9,004
Bed Bath & Beyond, Inc.	3,336	62,483
Big 5 Sporting Goods Corp. (b)	508	3,277
Boot Barn Holdings, Inc. (a)	475	11,110
Caleres, Inc.	1,044	34,964
Camping World Holdings, Inc. (b)	803	17,803
Cars.com, Inc. (a)(b)	1,798	51,009
Chico's FAS, Inc.	3,179	27,657
Citi Trends, Inc.	317	9,006
Conn's, Inc. (a)(b)	485	16,442
DSW, Inc. Class A	1,699	46,621
Express, Inc. (a)	1,829	17,613
Five Below, Inc. (a)	1,356	131,749
Francesca's Holdings Corp. (a)	853	6,943
GameStop Corp. Class A (b)	2,490	35,881
Genesco, Inc. (a)	484	19,699
GNC Holdings, Inc. Class A (a)(b)	2,011	6,395
Group 1 Automotive, Inc.	499	34,925
Guess?, Inc.	1,433	32,472
Haverty Furniture Companies, Inc.	474	9,385
Hibbett Sports, Inc. (a)	467	10,718
Hudson Ltd. (a)	988	16,697
Kirkland's, Inc. (a)	404	4,598
Lithia Motors, Inc. Class A (sub. vtg.)	586	52,183
Lumber Liquidators Holdings, Inc. (a)(b)	710	13,731
MarineMax, Inc. (a)	525	9,844
Monro, Inc.	790	53,286
Murphy U.S.A., Inc. (a)	771	61,094
New York & Co., Inc. (a)	709	3,474
Office Depot, Inc.	13,786	34,603
Party City Holdco, Inc. (a)	861	13,561
Pier 1 Imports, Inc.	1,958	4,229
Rent-A-Center, Inc.	1,103	16,369
RH (a)(b)	479	65,077
Sally Beauty Holdings, Inc. (a)	3,043	50,179
Shoe Carnival, Inc.	259	8,125
Signet Jewelers Ltd.	1,465	84,589
Sleep Number Corp. (a)	906	25,812
Sonic Automotive, Inc. Class A (sub. vtg.)	600	12,210
Sportsman's Warehouse Holdings, Inc. (a)	953	4,851
Tailored Brands, Inc.	1,236	24,918
The Buckle, Inc. (b)	709	17,051
The Cato Corp. Class A (sub. vtg.)	559	13,919
The Children's Place Retail Stores, Inc.	397	48,791
The Container Store Group, Inc. (a)(b)	403	2,672
Tile Shop Holdings, Inc.	997	8,275
Tilly's, Inc.	355	5,503
Winmark Corp.	61	8,979
Zumiez, Inc. (a)	455	10,306
		1,583,566
Textiles, Apparel & Luxury Goods - 1.0%
Cadence Bancorp	1,480	40,300
Carbon Black, Inc.	198	4,110
Crocs, Inc. (a)	1,678	30,389
Culp, Inc.	278	6,894
Deckers Outdoor Corp. (a)	791	89,249
Emerald Expositions Events, Inc.	609	11,754
Fossil Group, Inc. (a)	1,130	29,606
G-III Apparel Group Ltd. (a)	1,080	49,356
Goosehead Insurance	239	6,494
Homology Medicines, Inc. (a)	256	4,508
J.Jill, Inc. (a)	402	3,292
Movado Group, Inc.	393	19,571
Newmark Group, Inc.	565	7,876
Oxford Industries, Inc.	416	38,322
Perry Ellis International, Inc. (a)	317	8,889
PetIQ, Inc. Class A (b)	249	6,823
Rocky Brands, Inc.	167	4,317
Steven Madden Ltd.	1,442	77,940
Superior Group of Companies, Inc.	219	4,590
TPG RE Finance Trust, Inc.	782	16,125
Unifi, Inc. (a)	382	11,525
Vera Bradley, Inc. (a)	555	7,376
Wolverine World Wide, Inc.	2,292	81,091
		560,397

TOTAL CONSUMER DISCRETIONARY		7,358,356

CONSUMER STAPLES - 2.7%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	208	57,190
Castle Brands, Inc. (a)(b)	2,330	2,866
Celsius Holdings, Inc. (a)	559	2,387
Coca-Cola Bottling Co. Consolidated	117	16,979
Craft Brew Alliance, Inc. (a)	312	6,178
MGP Ingredients, Inc.	327	26,837
National Beverage Corp.	292	30,809
Primo Water Corp. (a)	682	11,969
		155,215
Food & Staples Retailing - 0.6%
Andersons, Inc.	678	23,900
Chefs' Warehouse Holdings (a)	541	14,580
Ingles Markets, Inc. Class A	347	10,323
Natural Grocers by Vitamin Cottage, Inc. (a)	224	2,972
Performance Food Group Co. (a)	2,529	90,665
PriceSmart, Inc.	548	44,799
Rite Aid Corp. (a)(b)	26,130	52,521
Smart & Final Stores, Inc. (a)	569	3,357
SpartanNash Co.	885	21,205
SUPERVALU, Inc. (a)	945	30,542
United Natural Foods, Inc. (a)	1,252	40,314
Village Super Market, Inc. Class A	201	5,413
Weis Markets, Inc.	235	12,016
		352,607
Food Products - 1.0%
Alico, Inc.	81	2,592
B&G Foods, Inc. Class A (b)	1,634	51,308
Cal-Maine Foods, Inc.	773	34,785
Calavo Growers, Inc. (b)	393	36,353
Darling International, Inc. (a)	4,065	81,666
Dean Foods Co.	2,269	22,282
Farmer Brothers Co. (a)	246	7,097
Fresh Del Monte Produce, Inc.	753	27,334
Freshpet, Inc. (a)	651	18,879
Hostess Brands, Inc. Class A (a)	2,450	34,325
J&J Snack Foods Corp.	373	54,070
John B. Sanfilippo & Son, Inc.	212	16,296
Lancaster Colony Corp.	468	67,874
Landec Corp. (a)	665	9,310
Limoneira Co.	300	8,178
nLIGHT, Inc. (a)	171	5,221
Sanderson Farms, Inc. (b)	507	51,121
Seneca Foods Corp. Class A (a)	171	4,608
The Simply Good Foods Co.	1,500	25,020
Tootsie Roll Industries, Inc. (b)	403	12,050
		570,369
Household Products - 0.2%
Central Garden & Pet Co. (a)	260	11,224
Central Garden & Pet Co. Class A (non-vtg.) (a)	883	35,426
Funko, Inc. (a)	259	4,548
Oil-Dri Corp. of America	123	5,210
WD-40 Co.	339	54,291
		110,699
Personal Products - 0.4%
Edgewell Personal Care Co. (a)	1,338	72,065
elf Beauty, Inc. (a)(b)	556	8,029
Inter Parfums, Inc.	433	26,067
MediFast, Inc.	290	49,787
Natural Health Trends Corp.	182	4,344
Nature's Sunshine Products, Inc. (a)	208	1,643
Revlon, Inc. (a)(b)	199	3,104
USANA Health Sciences, Inc. (a)	314	41,527
		206,566
Tobacco - 0.2%
22nd Century Group, Inc. (a)(b)	2,839	7,098
Alliance One International, Inc. (a)	205	3,362
Turning Point Brands, Inc.	194	6,491
Universal Corp.	611	42,220
Vector Group Ltd.	2,420	44,649
		103,820

TOTAL CONSUMER STAPLES		1,499,276

ENERGY - 4.7%
Energy Equipment & Services - 1.6%
ACM Research, Inc. (a)(b)	199	2,579
Archrock, Inc.	3,157	43,093
Basic Energy Services, Inc. (a)	469	5,290
Bristow Group, Inc. (a)	800	11,184
C&J Energy Services, Inc. (a)	1,602	37,263
Carbo Ceramics, Inc. (a)	498	4,646
Dawson Geophysical Co.	515	4,022
Diamond Offshore Drilling, Inc. (a)(b)	1,608	30,874
Dril-Quip, Inc. (a)	948	48,869
Era Group, Inc. (a)	506	7,150
Exterran Corp. (a)	797	22,093
Forum Energy Technologies, Inc. (a)	1,997	26,261
Frank's International NV (b)	1,795	15,132
FTS International, Inc. (a)	560	6,720
GulfMark Offshore, Inc. (a)	90	3,392
Helix Energy Solutions Group, Inc. (a)	3,494	34,975
Independence Contract Drilling, Inc. (a)	891	3,591
ION Geophysical Corp. (a)	260	6,656
Key Energy Services, Inc. (a)	259	4,341
Liberty Oilfield Services, Inc. Class A (b)	372	7,291
Mammoth Energy Services, Inc.	207	7,705
Matrix Service Co. (a)	662	13,207
McDermott International, Inc. (a)	4,457	80,271
Natural Gas Services Group, Inc. (a)	314	6,939
NCS Multistage Holdings, Inc. (a)	245	3,886
Newpark Resources, Inc. (a)	2,187	24,166
Noble Corp. (a)	6,125	35,770
Nuverra Environmental Solutions, Inc. (a)	31	369
Ocean Rig UDW, Inc. (United States) (a)	1,350	37,854
Oceaneering International, Inc.	2,453	67,114
Oil States International, Inc. (a)	1,480	51,652
PHI, Inc. (non-vtg.) (a)	303	2,518
Pioneer Energy Services Corp. (a)	1,881	6,207
Profire Energy, Inc. (a)	578	2,011
Quintana Energy Services, Inc. (a)	142	1,032
RigNet, Inc. (a)	343	4,219
Rowan Companies PLC (a)	3,166	45,844
SEACOR Holdings, Inc. (a)	426	22,480
SEACOR Marine Holdings, Inc. (a)	403	10,196
Smart Sand, Inc. (a)	560	3,248
Solaris Oilfield Infrastructure, Inc. Class A (a)	637	9,995
Superior Energy Services, Inc. (a)	3,810	37,490
TETRA Technologies, Inc. (a)	2,994	12,904
Tidewater, Inc. (a)	591	20,289
U.S. Silica Holdings, Inc.	1,939	52,275
Unit Corp. (a)	1,301	32,395
		917,458
Oil, Gas & Consumable Fuels - 3.1%
Abraxas Petroleum Corp. (a)	3,896	10,130
Adams Resources & Energy, Inc.	55	2,200
Alta Mesa Resources, Inc. Class A (a)	2,391	14,442
Amyris, Inc. (a)(b)	593	4,074
Approach Resources, Inc. (a)(b)	1,128	2,594
Arch Coal, Inc. (a)	477	40,349
Ardmore Shipping Corp. (a)	825	5,569
Bonanza Creek Energy, Inc. (a)	470	17,484
California Resources Corp. (a)	1,123	40,888
Callon Petroleum Co. (a)	5,585	60,095
Carrizo Oil & Gas, Inc. (a)	1,939	54,641
Clean Energy Fuels Corp. (a)	3,399	9,687
Cloud Peak Energy, Inc. (a)	1,821	4,753
CONSOL Energy, Inc. (a)	697	29,016
CVR Energy, Inc. (b)	393	15,441
Delek U.S. Holdings, Inc.	2,074	110,586
Denbury Resources, Inc. (a)	10,887	49,100
DHT Holdings, Inc.	2,244	9,537
Dorian Lpg Ltd. (a)	678	5,763
Earthstone Energy, Inc. (a)	467	4,549
Eclipse Resources Corp. (a)	2,215	3,566
Energy Fuels, Inc. (a)(b)	1,790	5,270
Energy XXI Gulf Coast, Inc. (a)	817	7,312
EP Energy Corp. (a)	1,003	2,156
Evolution Petroleum Corp.	619	6,654
Frontline Ltd. (NY Shares) (a)	1,907	9,745
GasLog Ltd.	1,005	16,934
Golar LNG Ltd.	2,351	61,150
Goodrich Petroleum Corp. (a)	211	2,661
Green Plains, Inc.	994	16,500
Gulfport Energy Corp. (a)	4,339	49,942
Halcon Resources Corp. (a)(b)	3,298	12,895
Hallador Energy Co.	418	2,930
Highpoint Resources, Inc. (a)	2,688	17,580
International Seaways, Inc. (a)	538	11,712
Isramco, Inc. (a)	19	2,242
Jagged Peak Energy, Inc. (a)(b)	1,584	22,651
Laredo Petroleum, Inc. (a)	3,864	36,012
Lilis Energy, Inc. (a)	1,091	5,117
Matador Resources Co. (a)	2,455	82,243
Midstates Petroleum Co., Inc. (a)	366	4,798
NACCO Industries, Inc. Class A	92	3,036
Nextdecade Corp. (a)	187	1,210
Nine Energy Service, Inc. (a)	198	5,784
Nordic American Tanker Shipping Ltd.	3,471	7,810
Northern Oil & Gas, Inc. (a)	2,648	9,851
Oasis Petroleum, Inc. (a)	6,692	81,776
Overseas Shipholding Group, Inc. (a)	1,395	5,022
Panhandle Royalty Co. Class A	398	8,119
Par Pacific Holdings, Inc. (a)	770	13,483
PDC Energy, Inc. (a)	1,646	103,665
Peabody Energy Corp.	2,005	85,192
Penn Virginia Corp. (a)	309	26,117
Ramaco Resources, Inc. (a)	164	1,071
Renewable Energy Group, Inc. (a)	919	15,669
Resolute Energy Corp. (a)(b)	544	16,723
Rex American Resources Corp. (a)	139	10,703
Ring Energy, Inc. (a)	1,415	17,489
Sanchez Energy Corp. (a)	1,870	8,322
SandRidge Energy, Inc. (a)	768	12,534
Scorpio Tankers, Inc.	7,314	15,725
SemGroup Corp. Class A	1,968	49,495
Ship Finance International Ltd. (NY Shares) (b)	2,074	30,177
SilverBow Resources, Inc. (a)	172	5,241
Southwestern Energy Co. (a)	14,648	75,291
SRC Energy, Inc. (a)	6,011	68,045
Talos Energy, Inc. (a)	497	18,459
Teekay Corp.	1,718	11,974
Teekay Tankers Ltd.	4,677	4,436
Tellurian, Inc. (a)(b)	2,015	15,737
Ultra Petroleum Corp. (a)	3,906	6,914
Uranium Energy Corp. (a)	3,814	6,293
W&T Offshore, Inc. (a)	2,313	16,052
WildHorse Resource Development Corp. (a)	684	15,000
World Fuel Services Corp.	1,659	46,170
Zion Oil & Gas, Inc. (a)(b)	1,305	4,032
		1,693,585

TOTAL ENERGY		2,611,043

FINANCIALS - 17.9%
Banks - 9.8%
1st Constitution Bancorp	179	3,983
1st Source Corp.	397	22,454
Access National Corp.	373	10,362
ACNB Corp.	169	5,797
Allegiance Bancshares, Inc. (a)	290	13,036
American National Bankshares, Inc.	205	8,262
Ameris Bancorp	991	46,181
Ames National Corp.	223	7,013
Arrow Financial Corp.	292	11,300
Atlantic Capital Bancshares, Inc. (a)	624	11,138
Auburn National Bancorp., Inc.	58	2,812
Banc of California, Inc.	1,070	21,400
BancFirst Corp.	451	28,007
Bancorp, Inc., Delaware (a)	1,241	12,050
BancorpSouth Bank	2,366	77,841
Bank of Commerce Holdings	386	4,825
Bank of Marin Bancorp	173	15,371
Bankwell Financial Group, Inc.	151	4,908
Banner Corp.	795	50,061
Bar Harbor Bankshares	375	10,864
BayCom Corp.	250	6,065
BCB Bancorp, Inc.	331	4,932
Berkshire Hills Bancorp, Inc.	1,009	40,965
Blue Hills Bancorp, Inc.	572	12,527
Boston Private Financial Holdings, Inc.	2,056	29,606
Bridge Bancorp, Inc.	408	14,606
Bridgewater Bancshares, Inc. (a)	121	1,543
Brookline Bancorp, Inc., Delaware	1,967	35,799
Bryn Mawr Bank Corp.	493	24,083
Business First Bancshares, Inc.	232	5,997
Byline Bancorp, Inc.	401	9,039
C & F Financial Corp.	81	5,063
Cambridge Bancorp	93	8,365
Camden National Corp.	378	17,426
Capital City Bank Group, Inc.	279	6,757
Capstar Financial Holdings, Inc.	190	3,401
Carolina Financial Corp.	484	20,207
Cathay General Bancorp	1,914	79,603
CB Financial Services, Inc.	114	3,739
CBTX, Inc.	465	17,382
Centerstate Banks of Florida, Inc.	2,051	56,915
Central Pacific Financial Corp.	723	19,926
Central Valley Community Bancorp	282	6,060
Century Bancorp, Inc. Class A (non-vtg.)	71	5,492
Chemical Financial Corp.	1,767	100,366
Chemung Financial Corp.	80	3,597
Citizens & Northern Corp.	290	7,853
City Holding Co.	370	29,778
Civista Bancshares, Inc.	245	6,059
CNB Financial Corp., Pennsylvania	358	11,102
CoBiz, Inc.	972	21,287
Codorus Valley Bancorp, Inc.	211	6,590
Columbia Banking Systems, Inc.	1,823	74,615
Community Bank System, Inc.	1,245	78,746
Community Bankers Trust Corp. (a)	530	5,035
Community Financial Corp.	118	4,103
Community Trust Bancorp, Inc.	392	19,139
ConnectOne Bancorp, Inc.	758	18,798
County Bancorp, Inc.	125	3,305
Customers Bancorp, Inc. (a)	731	18,619
CVB Financial Corp.	2,570	61,474
Eagle Bancorp, Inc. (a)	789	42,645
Enterprise Bancorp, Inc.	238	9,042
Enterprise Financial Services Corp.	567	31,894
Equity Bancshares, Inc. (a)	336	13,608
Esquire Financial Holdings, Inc. (a)	146	3,729
Evans Bancorp, Inc.	114	5,341
Farmers & Merchants Bancorp, Inc.	220	10,261
Farmers Capital Bank Corp.	185	10,416
Farmers National Banc Corp.	625	9,984
FCB Financial Holdings, Inc. Class A (a)	1,054	53,754
Fidelity D & D Bancorp, Inc.	68	4,281
Fidelity Southern Corp.	552	13,209
Financial Institutions, Inc.	379	12,014
First Bancorp, North Carolina	728	30,154
First Bancorp, Puerto Rico (a)	5,315	43,689
First Bancshares, Inc.	315	12,143
First Bank Hamilton New Jersey	399	5,646
First Busey Corp.	1,080	34,258
First Business Finance Services, Inc.	203	4,823
First Choice Bancorp (b)	144	4,133
First Commonwealth Financial Corp.	2,482	41,871
First Community Bancshares, Inc.	402	13,077
First Community Corp.	175	4,331
First Connecticut Bancorp, Inc.	353	10,978
First Financial Bancorp, Ohio	2,373	72,021
First Financial Bankshares, Inc. (b)	1,611	91,183
First Financial Corp., Indiana	294	15,112
First Financial Northwest, Inc.	203	3,585
First Foundation, Inc. (a)	843	13,252
First Guaranty Bancshares, Inc.	118	3,115
First Internet Bancorp	202	6,424
First Interstate Bancsystem, Inc.	814	35,124
First Merchants Corp.	1,226	57,867
First Mid-Illinois Bancshares, Inc.	293	11,811
First Midwest Bancorp, Inc., Delaware	2,539	67,715
First Northwest Bancorp (a)	257	4,158
First of Long Island Corp.	603	13,145
First Savings Financial Group, Inc.	49	3,393
First United Corp.	167	3,123
Flushing Financial Corp.	671	16,829
Franklin Financial Network, Inc. (a)	321	12,567
Fulton Financial Corp.	4,258	73,876
German American Bancorp, Inc.	532	19,492
Glacier Bancorp, Inc.	2,105	89,884
Great Southern Bancorp, Inc.	271	16,003
Great Western Bancorp, Inc.	1,466	61,352
Green Bancorp, Inc.	560	13,608
Guaranty Bancorp	634	19,052
Guaranty Bancshares, Inc. Texas	197	6,178
Hancock Whitney Corp.	2,109	105,977
Hanmi Financial Corp.	788	19,739
HarborOne Bancorp, Inc. (a)	355	6,514
Heartland Financial U.S.A., Inc.	730	42,888
Heritage Commerce Corp.	1,007	15,337
Heritage Financial Corp., Washington	840	29,442
Hilltop Holdings, Inc.	1,809	37,627
Home Bancshares, Inc.	3,948	91,554
HomeTrust Bancshares, Inc. (a)	435	12,659
Hope Bancorp, Inc.	3,225	54,116
Horizon Bancorp, Inc. Indiana	918	19,287
Howard Bancorp, Inc. (a)	320	5,152
IBERIABANK Corp.	1,389	115,426
Independent Bank Corp.	538	13,181
Independent Bank Corp., Massachusetts	676	59,758
Independent Bank Group, Inc.	525	35,228
International Bancshares Corp.	1,369	60,852
Investar Holding Corp.	217	5,816
Investors Bancorp, Inc.	6,195	77,561
Lakeland Bancorp, Inc.	1,136	22,038
Lakeland Financial Corp.	613	29,724
LCNB Corp.	221	4,111
LegacyTexas Financial Group, Inc.	1,178	51,632
Live Oak Bancshares, Inc.	635	18,066
Luther Burbank Corp.	352	3,830
Macatawa Bank Corp.	642	7,877
MB Financial, Inc.	2,057	99,662
MBT Financial Corp.	443	5,050
Mercantile Bank Corp.	399	14,172
Merchants Bancorp/IN	395	9,681
Metropolitan Bank Holding Corp. (a)	160	7,862
Mid Penn Bancorp, Inc.	115	3,772
Middlefield Banc Corp.	74	3,752
Midland States Bancorp, Inc.	521	17,547
Midsouth Bancorp, Inc.	366	5,179
MidWestOne Financial Group, Inc.	272	8,748
MutualFirst Financial, Inc.	143	5,491
MVB Financial Corp.	205	3,383
National Bank Holdings Corp.	716	28,339
National Bankshares, Inc.	172	8,127
National Commerce Corp. (a)	372	16,219
NBT Bancorp, Inc.	1,064	42,815
Nicolet Bankshares, Inc. (a)	203	11,236
Northeast Bancorp	187	4,011
Northrim Bancorp, Inc.	167	6,730
Norwood Financial Corp.	146	5,490
Oak Valley Bancorp Oakdale California	170	3,728
OFG Bancorp	1,076	17,915
Ohio Valley Banc Corp.	101	4,939
Old Line Bancshares, Inc.	390	13,369
Old National Bancorp, Indiana	3,760	73,132
Old Second Bancorp, Inc.	721	11,176
OP Bancorp (a)	304	3,840
Opus Bank	492	13,924
Origin Bancorp, Inc.	405	16,451
Orrstown Financial Services, Inc.	184	4,839
Pacific Mercantile Bancorp (a)	391	3,832
Pacific Premier Bancorp, Inc. (a)	1,134	41,958
Park National Corp.	334	36,580
Parke Bancorp, Inc.	169	3,988
PCSB Financial Corp.	406	7,990
Peapack-Gladstone Financial Corp.	450	14,796
Penns Woods Bancorp, Inc.	120	5,472
People's Utah Bancorp	388	14,104
Peoples Bancorp of North Carolina	118	3,704
Peoples Bancorp, Inc.	433	15,683
Peoples Financial Services Corp.	172	7,929
Preferred Bank, Los Angeles	348	21,660
Premier Financial Bancorp, Inc.	290	5,513
QCR Holdings, Inc.	331	14,382
Reliant Bancorp, Inc.	247	6,844
Renasant Corp.	1,195	53,393
Republic Bancorp, Inc., Kentucky Class A	234	11,202
Republic First Bancorp, Inc. (a)	1,076	8,500
S&T Bancorp, Inc.	854	38,225
Sandy Spring Bancorp, Inc.	861	33,674
Sb One Bancorp	175	5,014
Seacoast Banking Corp., Florida (a)	1,143	33,501
Select Bancorp, Inc. New (a)	274	3,565
ServisFirst Bancshares, Inc.	1,157	48,883
Shore Bancshares, Inc.	308	5,951
Sierra Bancorp	345	10,191
Simmons First National Corp. Class A	2,246	66,931
SmartFinancial, Inc. (a)	278	7,145
South State Corp.	904	75,665
Southern First Bancshares, Inc. (a)	168	7,384
Southern National Bancorp of Virginia, Inc.	477	8,367
Southside Bancshares, Inc.	821	28,152
Spirit of Texas Bancshares, Inc. (a)	51	1,116
State Bank Financial Corp.	939	29,532
Stock Yards Bancorp, Inc.	537	20,487
Summit Financial Group, Inc.	274	7,014
The Bank of NT Butterfield & Son Ltd.	1,353	66,919
The Bank of Princeton	141	4,781
The First Bancorp, Inc.	248	7,564
Tompkins Financial Corp.	365	31,273
TowneBank	1,636	52,843
Trico Bancshares	630	24,457
TriState Capital Holdings, Inc. (a)	560	16,464
Triumph Bancorp, Inc. (a)	599	22,972
Trustmark Corp.	1,695	59,647
UMB Financial Corp.	1,124	80,804
Union Bankshares Corp.	1,624	65,788
Union Bankshares, Inc.	101	5,338
United Bankshares, Inc., West Virginia	2,507	92,634
United Community Bank, Inc.	1,944	58,378
United Security Bancshares, California	331	3,558
Unity Bancorp, Inc.	193	4,709
Univest Corp. of Pennsylvania	711	19,410
Valley National Bancorp	7,980	92,967
Veritex Holdings, Inc. (a)	578	17,814
Washington Trust Bancorp, Inc.	375	21,919
WesBanco, Inc.	1,106	54,050
West Bancorp., Inc.	393	9,746
Westamerica Bancorp.	637	38,233
		5,405,345
Capital Markets - 1.2%
Arlington Asset Investment Corp.	673	7,080
Artisan Partners Asset Management, Inc.	1,191	41,030
Ashford, Inc.	19	1,610
Associated Capital Group, Inc.	65	2,421
B. Riley Financial, Inc.	494	10,819
Cohen & Steers, Inc. (b)	551	23,081
Cowen Group, Inc. Class A (a)(b)	687	10,786
Diamond Hill Investment Group, Inc.	80	15,339
Federated Investors, Inc. Class B (non-vtg.)	2,400	58,080
Gain Capital Holdings, Inc.	670	4,563
GAMCO Investors, Inc. Class A	104	2,547
Greenhill & Co., Inc. (b)	536	17,527
Hamilton Lane, Inc. Class A	370	18,119
Houlihan Lokey	742	36,477
INTL FCStone, Inc. (a)	378	20,257
Investment Technology Group, Inc.	810	17,942
Ladenburg Thalmann Financial Services, Inc.	2,499	8,472
Moelis & Co. Class A	969	61,628
OM Asset Management Ltd.	2,026	28,871
Oppenheimer Holdings, Inc. Class A (non-vtg.)	243	7,181
Piper Jaffray Companies	365	28,233
PJT Partners, Inc.	495	29,804
Pzena Investment Management, Inc.	435	4,241
Rosehill Resources, Inc. (a)	25	220
Safeguard Scientifics, Inc. (a)	470	5,358
Siebert Financial Corp. (a)	182	2,714
Silvercrest Asset Management Group Class A	203	3,542
Stifel Financial Corp.	1,720	94,824
Value Line, Inc.	34	776
Virtus Investment Partners, Inc.	171	22,786
Waddell & Reed Financial, Inc. Class A	1,984	41,089
Westwood Holdings Group, Inc.	204	11,907
WisdomTree Investments, Inc.	2,906	25,398
		664,722
Consumer Finance - 0.7%
CURO Group Holdings Corp. (a)	189	4,920
Elevate Credit, Inc. (a)	493	4,595
Encore Capital Group, Inc. (a)(b)	647	23,357
Enova International, Inc. (a)	825	25,575
EZCORP, Inc. (non-vtg.) Class A (a)	1,253	14,347
First Cash Financial Services, Inc.	1,106	89,807
Green Dot Corp. Class A (a)	1,185	93,994
LendingClub Corp. (a)	7,812	32,185
Nelnet, Inc. Class A	463	27,215
PRA Group, Inc. (a)	1,109	43,473
Regional Management Corp. (a)	228	7,563
World Acceptance Corp. (a)	152	15,186
		382,217
Diversified Financial Services - 0.5%
Acushnet Holdings Corp.	861	20,810
Alteryx, Inc. (a)(b)	694	27,059
Banco Latinoamericano de Comercio Exterior SA Series E	759	18,041
Cannae Holdings, Inc. (a)	1,681	30,678
CF Corp. Class A (a)	3,531	31,850
Columbia Financial, Inc. (b)	1,228	20,618
ConvergeOne Holdings, Inc.	604	5,738
Cotiviti Holdings, Inc. (a)	982	43,836
Donnelley Financial Solutions, Inc. (a)	844	17,555
FB Financial Corp.	328	13,960
Granite Point Mortgage Trust, Inc.	1,073	20,387
Level One Bancorp, Inc.	34	935
Marlin Business Services Corp.	213	6,560
On Deck Capital, Inc. (a)	1,253	8,571
RBB Bancorp	335	10,107
Senseonics Holdings, Inc. (a)	1,629	5,995
		282,700
Insurance - 2.7%
AMBAC Financial Group, Inc. (a)	1,124	22,952
American Equity Investment Life Holding Co.	2,221	79,356
Amerisafe, Inc.	474	29,767
AmTrust Financial Services, Inc.	2,738	39,646
Argo Group International Holdings, Ltd.	803	50,228
Baldwin & Lyons, Inc. Class B	233	5,441
Citizens, Inc. Class A (a)(b)	1,211	9,579
CNO Financial Group, Inc.	4,141	84,269
Crawford & Co. Class B	307	2,616
Donegal Group, Inc. Class A	229	3,346
eHealth, Inc. (a)	470	11,158
EMC Insurance Group	226	6,050
Employers Holdings, Inc.	800	37,160
Enstar Group Ltd. (a)	298	64,428
FBL Financial Group, Inc. Class A	244	19,935
Fednat Holding Co.	287	6,687
Genworth Financial, Inc. Class A (a)	12,507	57,532
Global Indemnity Ltd.	207	8,435
Greenlight Capital Re, Ltd. (a)	733	10,702
Hallmark Financial Services, Inc. (a)	338	3,569
HCI Group, Inc.	179	7,659
Health Insurance Innovations, Inc. (a)	289	9,609
Heritage Insurance Holdings, Inc.	490	8,413
Horace Mann Educators Corp.	1,021	44,618
Independence Holding Co.	114	3,962
Investors Title Co.	36	6,890
James River Group Holdings Ltd.	645	26,697
Kemper Corp.	1,308	104,378
Kingstone Companies, Inc.	238	3,891
Kinsale Capital Group, Inc.	486	28,783
Maiden Holdings Ltd.	1,699	14,781
MBIA, Inc. (a)(b)	2,187	22,417
National General Holdings Corp.	1,525	42,060
National Western Life Group, Inc.	57	18,468
Navigators Group, Inc.	512	30,899
NI Holdings, Inc. (a)	243	4,063
Primerica, Inc.	1,083	124,328
ProAssurance Corp.	1,316	54,351
RLI Corp.	971	72,592
Safety Insurance Group, Inc.	363	33,251
Selective Insurance Group, Inc.	1,436	85,873
State Auto Financial Corp.	411	13,292
Stewart Information Services Corp.	582	26,446
Third Point Reinsurance Ltd. (a)	2,004	25,250
Tiptree, Inc.	684	4,651
Trupanion, Inc. (a)(b)	596	24,794
United Fire Group, Inc.	523	31,532
United Insurance Holdings Corp.	509	10,567
Universal Insurance Holdings, Inc.	788	34,987
WMI Holdings Corp. (a)	8,280	11,261
		1,483,619
Mortgage Real Estate Investment Trusts - 0.9%
AG Mortgage Investment Trust, Inc.	694	13,554
American Capital Mortgage Investment Corp.	1,067	21,393
Anworth Mortgage Asset Corp.	2,362	11,904
Apollo Commercial Real Estate Finance, Inc.	3,058	58,377
Arbor Realty Trust, Inc.	1,358	15,440
Ares Commercial Real Estate Corp.	690	9,743
Armour Residential REIT, Inc.	1,032	24,531
Blackstone Mortgage Trust, Inc. (b)	2,533	83,944
Capstead Mortgage Corp.	2,310	19,335
Cherry Hill Mortgage Investment Corp.	311	5,729
Dynex Capital, Inc.	1,331	8,851
Exantas Capital Corp.	787	8,256
Great Ajax Corp.	421	5,629
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,257	24,625
Invesco Mortgage Capital, Inc.	2,794	46,352
KKR Real Estate Finance Trust, Inc.	390	8,081
Ladder Capital Corp. Class A	2,163	34,586
New York Mortgage Trust, Inc.	2,783	17,282
Orchid Island Capital, Inc.	1,308	10,634
PennyMac Mortgage Investment Trust	1,489	28,723
Redwood Trust, Inc.	1,863	31,317
Western Asset Mortgage Capital Corp.	988	10,937
ZAIS Financial Corp.	455	7,599
		506,822
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	176	15,277
Thrifts & Mortgage Finance - 2.1%
BankFinancial Corp.	349	5,842
Beneficial Bancorp, Inc.	1,680	27,300
BofI Holding, Inc. (a)	1,470	57,359
BSB Bancorp, Inc. (a)	216	7,279
Capitol Federal Financial, Inc.	3,183	41,602
Charter Financial Corp.	301	6,800
Dime Community Bancshares, Inc.	796	13,691
Entegra Financial Corp. (a)	167	4,868
ESSA Bancorp, Inc.	232	3,642
Essent Group Ltd. (a)	2,383	91,507
Farmer Mac Class C (non-vtg.)	224	21,121
First Defiance Financial Corp.	492	15,823
Flagstar Bancorp, Inc. (a)	736	25,061
FS Bancorp, Inc.	77	4,725
Greene County Bancorp, Inc.	77	2,610
Hingham Institution for Savings	33	7,295
Home Bancorp, Inc.	204	9,300
HomeStreet, Inc. (a)	622	18,411
Impac Mortgage Holdings, Inc. (a)(b)	250	2,205
Kearny Financial Corp.	2,400	34,440
Lendingtree, Inc. (a)(b)	193	46,088
Malvern Bancorp, Inc. (a)	161	3,985
Meridian Bancorp, Inc. Maryland	1,184	21,667
Meta Financial Group, Inc.	231	20,663
MGIC Investment Corp. (a)	9,201	114,828
NMI Holdings, Inc. (a)	1,540	32,186
Northfield Bancorp, Inc.	1,068	17,793
Northwest Bancshares, Inc.	2,397	43,194
OceanFirst Financial Corp.	1,181	34,450
Oconee Federal Financial Corp.	23	626
Ocwen Financial Corp. (a)	2,887	11,490
Oritani Financial Corp.	993	15,888
PDL Community Bancorp	215	3,259
PennyMac Financial Services, Inc.	486	9,307
PHH Corp. (a)	818	8,892
Provident Bancorp, Inc. (a)	110	3,020
Provident Financial Services, Inc.	1,534	39,178
Prudential Bancorp, Inc.	217	4,112
Radian Group, Inc.	5,360	102,644
Riverview Bancorp, Inc.	532	4,841
SI Financial Group, Inc.	282	3,934
Southern Missouri Bancorp, Inc.	184	7,294
Sterling Bancorp, Inc.	416	5,333
Territorial Bancorp, Inc.	190	5,795
Timberland Bancorp, Inc.	160	5,795
Trustco Bank Corp., New York	2,295	20,885
United Community Financial Corp.	1,196	12,498
United Financial Bancorp, Inc. New	1,255	21,975
Walker & Dunlop, Inc.	688	40,771
Washington Federal, Inc.	2,091	70,153
Waterstone Financial, Inc.	628	10,676
Westfield Financial, Inc.	691	7,497
WSFS Financial Corp.	751	42,582
		1,194,180

TOTAL FINANCIALS		9,934,882

HEALTH CARE - 15.6%
Biotechnology - 6.4%
Abeona Therapeutics, Inc. (a)(b)	772	11,155
ACADIA Pharmaceuticals, Inc. (a)	2,446	36,910
Acceleron Pharma, Inc. (a)	963	41,948
Achaogen, Inc. (a)	769	5,475
Achillion Pharmaceuticals, Inc. (a)	3,375	8,708
Acorda Therapeutics, Inc. (a)	1,083	27,021
Adamas Pharmaceuticals, Inc. (a)	548	13,031
ADMA Biologics, Inc. (a)	463	3,019
Aduro Biotech, Inc. (a)	1,578	9,231
Adverum Biotechnologies, Inc. (a)	1,333	6,265
Aeglea BioTherapeutics, Inc. (a)	399	3,356
Agenus, Inc. (a)(b)	1,956	3,579
Aimmune Therapeutics, Inc. (a)	1,078	31,176
Akebia Therapeutics, Inc. (a)	1,236	12,731
Albireo Pharma, Inc. (a)	223	7,036
Alder Biopharmaceuticals, Inc. (a)	1,449	27,459
Aldeyra Therapeutics, Inc. (a)	389	2,704
Allena Pharmaceuticals, Inc. (a)	284	3,042
AMAG Pharmaceuticals, Inc. (a)	855	18,853
Amicus Therapeutics, Inc. (a)	4,687	68,196
AnaptysBio, Inc. (a)	461	36,106
Apellis Pharmaceuticals, Inc. (a)	899	16,542
Arbutus Biopharma Corp. (a)	864	9,590
Arcus Biosciences, Inc.	126	1,474
Ardelyx, Inc. (a)	832	3,370
Arena Pharmaceuticals, Inc. (a)	1,229	47,427
ArQule, Inc. (a)	2,177	10,841
Array BioPharma, Inc. (a)	5,064	77,935
Arrowhead Pharmaceuticals, Inc. (a)(b)	2,163	31,515
Arsanis, Inc. (a)	108	272
Atara Biotherapeutics, Inc. (a)	1,010	37,926
Athersys, Inc. (a)(b)	2,775	5,550
Audentes Therapeutics, Inc. (a)	797	30,007
AVEO Pharmaceuticals, Inc. (a)(b)	2,488	5,299
Avid Bioservices, Inc. (a)	1,240	6,907
Bellicum Pharmaceuticals, Inc. (a)	975	6,201
BioCryst Pharmaceuticals, Inc. (a)	2,470	14,573
Biohaven Pharmaceutical Holding Co. Ltd. (a)	680	23,474
Biospecifics Technologies Corp. (a)	139	6,325
BioTime, Inc. (a)	2,190	5,694
Blueprint Medicines Corp. (a)	1,027	61,148
Calithera Biosciences, Inc. (a)	771	3,431
Calyxt, Inc.	126	2,213
Cara Therapeutics, Inc. (a)	677	12,139
CareDx, Inc. (a)	795	10,701
CASI Pharmaceuticals, Inc. (a)(b)	1,233	9,001
Catalyst Biosciences, Inc. (a)	291	2,875
Catalyst Pharmaceutical Partners, Inc. (a)	2,361	6,823
Celcuity, Inc. (a)	142	3,490
Cellular Biomedicine Group, Inc. (a)	284	6,433
ChemoCentryx, Inc. (a)	536	6,196
Chimerix, Inc. (a)	1,076	4,810
Clovis Oncology, Inc. (a)	1,180	52,085
CohBar, Inc. (a)(b)	546	3,123
Coherus BioSciences, Inc. (a)	1,155	22,003
Concert Pharmaceuticals, Inc. (a)	520	8,315
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	1,229	6,206
Corvus Pharmaceuticals, Inc. (a)	339	3,346
CTI BioPharma Corp. (a)	1,250	2,775
Cue Biopharma, Inc. (a)	432	3,914
Cytokinetics, Inc. (a)	1,122	8,247
CytomX Therapeutics, Inc. (a)	961	25,313
Deciphera Pharmaceuticals, Inc. (a)	186	6,398
Denali Therapeutics, Inc. (a)	414	5,212
Dicerna Pharmaceuticals, Inc. (a)	1,105	13,923
Dynavax Technologies Corp. (a)	1,538	20,763
Eagle Pharmaceuticals, Inc. (a)(b)	260	20,605
Editas Medicine, Inc. (a)	1,132	33,666
Emergent BioSolutions, Inc. (a)	1,105	60,057
Enanta Pharmaceuticals, Inc. (a)	416	40,568
Epizyme, Inc. (a)	1,303	16,809
Esperion Therapeutics, Inc. (a)	569	25,571
Evelo Biosciences, Inc.	131	1,656
Fate Therapeutics, Inc. (a)(b)	1,237	11,046
Fennec Pharmaceuticals, Inc. (a)	277	2,548
FibroGen, Inc. (a)	1,856	117,114
Five Prime Therapeutics, Inc. (a)	828	12,337
Flexion Therapeutics, Inc. (a)	839	20,019
Fortress Biotech, Inc. (a)	861	1,920
Foundation Medicine, Inc. (a)	377	51,649
Genomic Health, Inc. (a)	515	27,645
Geron Corp. (a)(b)	3,956	14,202
Global Blood Therapeutics, Inc. (a)	1,242	51,916
GlycoMimetics, Inc. (a)(b)	841	12,354
GTx, Inc. (a)	113	1,844
Halozyme Therapeutics, Inc. (a)	3,100	56,110
Heron Therapeutics, Inc. (a)	1,586	59,396
Idera Pharmaceuticals, Inc. (a)	467	2,667
Immune Design Corp. (a)	825	3,135
ImmunoGen, Inc. (a)	3,186	29,630
Immunomedics, Inc. (a)	3,271	78,275
Inovio Pharmaceuticals, Inc. (a)	2,072	8,309
Insmed, Inc. (a)	1,897	47,178
Insys Therapeutics, Inc. (a)(b)	658	4,382
Intellia Therapeutics, Inc. (a)(b)	820	21,828
Intercept Pharmaceuticals, Inc. (a)	543	49,489
Intrexon Corp. (a)(b)	1,731	25,376
Invitae Corp. (a)	1,598	14,126
Iovance Biotherapeutics, Inc. (a)	2,039	28,954
Ironwood Pharmaceuticals, Inc. Class A (a)	3,430	66,130
Jounce Therapeutics, Inc. (a)	386	2,725
Kadmon Holdings, Inc. (a)	1,700	5,780
Karyopharm Therapeutics, Inc. (a)	1,213	21,567
Keryx Biopharmaceuticals, Inc. (a)(b)	2,313	9,807
Kindred Biosciences, Inc. (a)	632	8,564
Kura Oncology, Inc. (a)	621	12,606
La Jolla Pharmaceutical Co. (a)(b)	535	17,692
Lexicon Pharmaceuticals, Inc. (a)(b)	1,080	12,938
Ligand Pharmaceuticals, Inc. Class B (a)	519	113,313
Loxo Oncology, Inc. (a)	659	110,442
Macrogenics, Inc. (a)	978	20,196
Madrigal Pharmaceuticals, Inc. (a)	144	37,012
MannKind Corp. (a)(b)	3,429	5,281
MediciNova, Inc. (a)(b)	964	9,119
Menlo Therapeutics, Inc. (a)	150	1,224
MiMedx Group, Inc. (a)(b)	2,569	10,918
Minerva Neurosciences, Inc. (a)	749	6,029
Miragen Therapeutics, Inc. (a)	628	4,233
Mirati Therapeutics, Inc. (a)	450	27,630
Molecular Templates, Inc. (a)	221	1,145
Momenta Pharmaceuticals, Inc. (a)	1,899	56,210
Myriad Genetics, Inc. (a)	1,630	71,313
NantKwest, Inc. (a)(b)	689	2,412
Natera, Inc. (a)	733	16,830
NewLink Genetics Corp. (a)	728	2,752
Novavax, Inc. (a)(b)	9,328	11,847
Nymox Pharmaceutical Corp. (a)(b)	828	2,658
Opko Health, Inc. (a)(b)	7,954	44,701
Organovo Holdings, Inc. (a)	2,636	3,137
Ovid Therapeutics, Inc. (a)	323	3,224
Palatin Technologies, Inc. (a)	4,801	4,609
PDL BioPharma, Inc. (a)	3,630	9,111
Pfenex, Inc. (a)	523	2,678
Pieris Pharmaceuticals, Inc. (a)	1,271	6,978
Polarityte, Inc. (a)(b)	212	4,831
Portola Pharmaceuticals, Inc. (a)	1,613	57,745
Progenics Pharmaceuticals, Inc. (a)	1,851	14,780
Proteostasis Therapeutics, Inc. (a)	616	1,528
Prothena Corp. PLC (a)	999	14,845
PTC Therapeutics, Inc. (a)	1,121	42,676
Puma Biotechnology, Inc. (a)	724	34,861
Ra Pharmaceuticals, Inc. (a)	363	3,993
Radius Health, Inc. (a)(b)	1,008	24,192
Recro Pharma, Inc. (a)	426	2,207
REGENXBIO, Inc. (a)	711	49,983
Repligen Corp. (a)	972	46,977
Retrophin, Inc. (a)	996	27,529
Rigel Pharmaceuticals, Inc. (a)	4,046	11,410
Rocket Pharmaceuticals, Inc. (a)	524	10,747
Sangamo Therapeutics, Inc. (a)	2,522	34,425
Savara, Inc. (a)	612	6,738
Selecta Biosciences, Inc. (a)(b)	441	5,341
Seres Therapeutics, Inc. (a)	510	3,861
Sienna Biopharmaceuticals, Inc.	377	5,708
Solid Biosciences, Inc. (a)	226	9,085
Sorrento Therapeutics, Inc. (a)(b)	2,180	12,208
Spark Therapeutics, Inc. (a)	781	59,918
Spectrum Pharmaceuticals, Inc. (a)	2,450	52,161
Spring Bank Pharmaceuticals, Inc. (a)	271	3,477
Stemline Therapeutics, Inc. (a)	694	10,688
Surface Oncology, Inc.	178	1,969
Syndax Pharmaceuticals, Inc. (a)	363	2,447
Synergy Pharmaceuticals, Inc. (a)	6,207	10,552
Synlogic, Inc. (a)	377	3,532
Syros Pharmaceuticals, Inc. (a)	599	6,062
T2 Biosystems, Inc. (a)	626	3,750
TG Therapeutics, Inc. (a)	1,476	17,343
Tocagen, Inc. (a)(b)	452	4,181
Tyme, Inc. (a)	1,028	2,981
Ultragenyx Pharmaceutical, Inc. (a)	1,167	92,321
UNITY Biotechnology, Inc.	123	1,849
Unum Therapeutics, Inc.	86	1,442
Vanda Pharmaceuticals, Inc. (a)	1,281	26,709
Veracyte, Inc. (a)	596	6,455
Verastem, Inc. (a)	1,294	9,964
Vericel Corp. (a)	928	9,698
Viking Therapeutics, Inc. (a)	1,070	10,914
Vital Therapies, Inc. (a)(b)	744	5,915
Voyager Therapeutics, Inc. (a)	539	10,166
Xencor, Inc. (a)	1,150	42,803
XOMA Corp. (a)	140	3,426
Zafgen, Inc. (a)	558	5,803
ZIOPHARM Oncology, Inc. (a)(b)	3,230	8,366
		3,564,560
Health Care Equipment & Supplies - 3.5%
Abaxis, Inc.	543	45,069
Accuray, Inc. (a)	2,063	7,943
Angiodynamics, Inc. (a)	910	19,237
Anika Therapeutics, Inc. (a)	362	14,491
Antares Pharma, Inc. (a)	3,526	9,414
Atricure, Inc. (a)	836	23,951
Atrion Corp.	36	24,768
Avanos Medical, Inc. (a)	1,164	64,253
AxoGen, Inc. (a)	828	37,198
Cardiovascular Systems, Inc. (a)	808	30,647
Cerus Corp. (a)	3,201	23,719
CONMED Corp.	626	46,324
Cryolife, Inc. (a)	878	26,164
CryoPort, Inc. (a)(b)	613	9,048
Cutera, Inc. (a)	335	13,400
CytoSorbents Corp. (a)	695	8,340
Endologix, Inc. (a)	2,078	10,577
Fonar Corp. (a)	153	3,993
Genmark Diagnostics, Inc. (a)	1,265	8,450
Glaukos Corp. (a)(b)	821	34,162
Globus Medical, Inc. (a)	1,777	91,480
Haemonetics Corp. (a)	1,333	130,154
Helius Medical Technologies, Inc. (U.S.) (a)	398	3,646
Heska Corp. (a)	165	16,541
Inogen, Inc. (a)	438	87,272
Inspire Medical Systems, Inc.	192	8,602
Integer Holdings Corp. (a)	772	55,159
IntriCon Corp. (a)	153	8,889
Invacare Corp.	825	14,726
IRadimed Corp. (a)	85	1,955
iRhythm Technologies, Inc. (a)	589	44,499
K2M Group Holdings, Inc. (a)	1,031	21,001
Lantheus Holdings, Inc. (a)	911	13,164
LeMaitre Vascular, Inc.	397	14,292
LivaNova PLC (a)	1,208	133,000
Meridian Bioscience, Inc.	1,041	16,448
Merit Medical Systems, Inc. (a)	1,219	66,192
Natus Medical, Inc. (a)	801	29,237
Neogen Corp. (a)	1,248	102,835
Nevro Corp. (a)	722	40,620
Novocure Ltd. (a)	1,784	60,656
NuVasive, Inc. (a)	1,275	74,014
Nuvectra Corp. (a)	340	5,331
NxStage Medical, Inc. (a)	1,629	45,726
OraSure Technologies, Inc. (a)	1,498	25,151
Orthofix International NV (a)	436	26,374
OrthoPediatrics Corp.	169	4,749
Oxford Immunotec Global PLC (a)	621	8,141
Pulse Biosciences, Inc. (a)	260	3,474
Quanterix Corp. (a)	116	1,739
Quidel Corp. (a)	815	55,306
Rockwell Medical Technologies, Inc. (a)	1,164	4,726
RTI Biologics, Inc. (a)	1,400	6,440
Seaspine Holdings Corp. (a)	284	3,965
Sientra, Inc. (a)	581	11,893
Staar Surgical Co. (a)	1,035	31,930
SurModics, Inc. (a)	321	18,875
Tactile Systems Technology, Inc. (a)	432	20,766
Tandem Diabetes Care, Inc. (a)	1,105	30,454
TransEnterix, Inc. (a)(b)	3,865	20,678
Utah Medical Products, Inc.	84	8,148
Varex Imaging Corp. (a)	948	36,252
ViewRay, Inc.(a)(b)	1,233	14,697
Wright Medical Group NV (a)	2,632	66,932
		1,947,277
Health Care Providers & Services - 2.0%
AAC Holdings, Inc. (a)	322	3,346
Addus HomeCare Corp. (a)	187	12,370
Amedisys, Inc. (a)	710	66,477
American Renal Associates Holdings, Inc. (a)	320	5,149
AMN Healthcare Services, Inc. (a)	1,172	70,906
Apollo Medical Holdings, Inc. (a)(b)	612	14,798
BioScrip, Inc. (a)(b)	3,163	8,382
BioTelemetry, Inc. (a)	807	42,368
Brookdale Senior Living, Inc. (a)	4,635	44,450
Capital Senior Living Corp. (a)	603	6,024
Civitas Solutions, Inc. (a)	401	6,556
Community Health Systems, Inc. (a)	2,098	7,007
Corvel Corp. (a)	223	12,789
Cross Country Healthcare, Inc. (a)	872	10,229
Diplomat Pharmacy, Inc. (a)	1,410	29,300
G1 Therapeutics, Inc. (a)	506	25,983
Genesis HealthCare, Inc. Class A (a)	1,369	2,067
HealthEquity, Inc. (a)	1,344	101,472
LHC Group, Inc. (a)	767	66,023
LifePoint Hospitals, Inc. (a)	882	57,154
Magellan Health Services, Inc. (a)	612	44,523
National Healthcare Corp.	305	21,984
National Research Corp. Class A	270	10,247
National Vision Holdings, Inc.	1,207	49,077
OptiNose, Inc.	395	8,038
Owens & Minor, Inc.	1,520	28,682
Patterson Companies, Inc.	2,035	49,898
Providence Service Corp. (a)	280	19,622
Quorum Health Corp. (a)	698	3,378
R1 RCM, Inc. (a)	2,540	20,371
RadNet, Inc. (a)	974	13,052
Select Medical Holdings Corp. (a)	2,693	56,014
Surgery Partners, Inc. (a)	455	6,871
Tenet Healthcare Corp. (a)	2,078	78,195
The Ensign Group, Inc.	1,222	44,078
Tivity Health, Inc. (a)	993	33,464
Triple-S Management Corp. (a)	545	19,353
U.S. Physical Therapy, Inc.	310	32,473
		1,132,170
Health Care Technology - 1.0%
Allscripts Healthcare Solutions, Inc. (a)	4,403	53,893
Castlight Health, Inc. Class B (a)	1,883	6,214
Computer Programs & Systems, Inc.	284	8,861
Evolent Health, Inc. (a)(b)	1,675	33,835
HealthStream, Inc.	647	18,168
HMS Holdings Corp. (a)	2,056	49,200
Inovalon Holdings, Inc. Class A (a)	1,725	18,371
Medidata Solutions, Inc. (a)	1,432	106,412
NantHealth, Inc. (a)	499	1,612
Omnicell, Inc. (a)	951	56,585
Quality Systems, Inc. (a)	1,323	26,632
Simulations Plus, Inc.	281	4,988
Tabula Rasa HealthCare, Inc. (a)	429	24,985
Teladoc, Inc. (a)	1,663	99,531
Vocera Communications, Inc. (a)	732	22,092
		531,379
Life Sciences Tools & Services - 0.5%
Accelerate Diagnostics, Inc. (a)(b)	650	14,268
Cambrex Corp. (a)	817	51,063
ChromaDex, Inc. (a)	943	4,225
Codexis, Inc. (a)	1,266	18,230
Enzo Biochem, Inc. (a)	1,061	4,690
Fluidigm Corp. (a)	643	4,115
Harvard Bioscience, Inc. (a)	860	4,902
Luminex Corp.	1,025	34,707
Medpace Holdings, Inc. (a)	297	18,227
Nanostring Technologies, Inc. (a)	532	6,240
NeoGenomics, Inc. (a)	1,390	19,460
Pacific Biosciences of California, Inc. (a)	3,038	11,544
Syneos Health, Inc. (a)	1,388	68,394
		260,065
Pharmaceuticals - 2.2%
Aclaris Therapeutics, Inc. (a)	671	11,501
Aerie Pharmaceuticals, Inc. (a)	881	59,512
Akcea Therapeutics, Inc. (b)	314	9,929
Akorn, Inc. (a)	2,321	42,985
Amneal Pharmaceuticals, Inc. (a)	2,152	41,254
Amphastar Pharmaceuticals, Inc. (a)	892	15,565
Ampio Pharmaceuticals, Inc. (a)(b)	1,942	5,768
ANI Pharmaceuticals, Inc. (a)	202	13,524
Aratana Therapeutics, Inc. (a)	1,092	4,952
Assembly Biosciences, Inc. (a)	423	18,709
Athenex, Inc. (a)	1,049	20,214
Clearside Biomedical, Inc. (a)	686	6,112
Collegium Pharmaceutical, Inc. (a)	733	14,125
Corcept Therapeutics, Inc. (a)	2,427	31,867
Corium International, Inc. (a)(b)	654	4,846
CymaBay Therapeutics, Inc. (a)	1,455	16,281
DepoMed, Inc. (a)	1,469	13,015
Dermira, Inc. (a)	852	8,298
Dova Pharmaceuticals, Inc. (a)(b)	287	6,191
Durect Corp. (a)	3,837	5,640
Eloxx Pharmaceuticals, Inc. (a)	526	7,979
Endo International PLC (a)	5,565	69,229
Endocyte, Inc. (a)	1,610	24,665
Evolus, Inc. (a)	123	2,418
Horizon Pharma PLC (a)	4,096	72,212
Innoviva, Inc. (a)(b)	1,718	24,310
Intersect ENT, Inc. (a)	738	23,874
Intra-Cellular Therapies, Inc. (a)	1,104	22,157
Kala Pharmaceuticals, Inc.	285	3,617
Lannett Co., Inc. (a)(b)	714	9,104
Mallinckrodt PLC (a)	2,047	48,002
Marinus Pharmaceuticals, Inc. (a)	891	6,593
Melinta Therapeutics, Inc. (a)	476	2,523
Mersana Therapeutics, Inc. (a)	305	3,599
Mustang Bio, Inc. (a)	407	2,788
MyoKardia, Inc. (a)	756	43,394
Neos Therapeutics, Inc. (a)	677	3,690
Ocular Therapeutix, Inc. (a)	789	4,379
Odonate Therapeutics, Inc. (a)	168	3,321
Omeros Corp. (a)(b)	1,139	23,987
Pacira Pharmaceuticals, Inc. (a)	992	39,878
Paratek Pharmaceuticals, Inc. (a)(b)	771	7,787
Phibro Animal Health Corp. Class A	492	23,567
Prestige Brands Holdings, Inc. (a)	1,326	47,378
Reata Pharmaceuticals, Inc. (a)	394	27,623
resTORbio, Inc. (a)(b)	167	2,570
Revance Therapeutics, Inc. (a)	809	23,259
Rhythm Pharmaceuticals, Inc.	307	9,529
scPharmaceuticals, Inc. (a)	172	802
SIGA Technologies, Inc. (a)	1,271	9,647
Spero Therapeutics, Inc. (a)	164	1,889
Supernus Pharmaceuticals, Inc. (a)	1,216	64,387
Teligent, Inc. (a)(b)	1,024	4,280
Tetraphase Pharmaceuticals, Inc. (a)	1,259	3,613
The Medicines Company (a)(b)	1,705	67,740
TherapeuticsMD, Inc. (a)(b)	4,183	21,835
Theravance Biopharma, Inc. (a)(b)	1,068	25,579
WAVE Life Sciences (a)	438	17,695
Zogenix, Inc. (a)	878	49,827
Zomedica Pharmaceuticals Corp. (a)	960	2,064
		1,203,078

TOTAL HEALTH CARE		8,638,529

INDUSTRIALS - 15.5%
Aerospace & Defense - 1.4%
AAR Corp.	808	38,307
Aerojet Rocketdyne Holdings, Inc. (a)(b)	1,736	58,503
AeroVironment, Inc. (a)	526	38,719
Astronics Corp. (a)	527	21,612
Axon Enterprise, Inc. (a)(b)	1,305	88,649
Cubic Corp.	627	42,699
Ducommun, Inc. (a)	261	8,699
Engility Holdings, Inc. (a)	450	15,570
Esterline Technologies Corp. (a)	648	55,274
KEYW Holding Corp. (a)	1,212	10,750
KLX, Inc. (a)	1,247	91,093
Kratos Defense & Security Solutions, Inc. (a)	2,185	28,230
Maxar Technologies Ltd.	1,406	68,903
Mercury Systems, Inc. (a)	1,168	48,741
Moog, Inc. Class A	797	59,783
National Presto Industries, Inc. (b)	122	15,207
Sparton Corp. (a)	244	3,643
Triumph Group, Inc.	1,215	25,333
Vectrus, Inc. (a)	273	8,575
Wesco Aircraft Holdings, Inc. (a)	1,347	16,097
		744,387
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	1,449	32,646
Atlas Air Worldwide Holdings, Inc. (a)	589	39,492
Echo Global Logistics, Inc. (a)	698	24,046
Forward Air Corp.	728	46,519
Hub Group, Inc. Class A (a)	812	37,677
Radiant Logistics, Inc. (a)	951	3,794
		184,174
Airlines - 0.4%
Allegiant Travel Co.	319	39,428
Hawaiian Holdings, Inc.	1,251	50,165
SkyWest, Inc.	1,264	75,714
Spirit Airlines, Inc. (a)	1,702	73,935
		239,242
Building Products - 1.5%
AAON, Inc.	1,024	38,656
Advanced Drain Systems, Inc. Del	1,101	30,773
American Woodmark Corp. (a)	351	29,291
Apogee Enterprises, Inc.	687	34,872
Builders FirstSource, Inc. (a)	2,804	50,276
Caesarstone Sdot-Yam Ltd. (b)	559	8,804
Continental Building Products, Inc. (a)	924	29,476
COVIA Corp. (a)	772	13,919
CSW Industrials, Inc. (a)	394	21,375
GCP Applied Technologies, Inc. (a)	1,780	51,887
Gibraltar Industries, Inc. (a)	793	34,456
GMS, Inc. (a)	813	21,333
Griffon Corp.	717	12,834
Insteel Industries, Inc.	455	18,714
Jeld-Wen Holding, Inc. (a)	1,740	47,746
Masonite International Corp. (a)	679	46,342
NCI Building Systems, Inc. (a)	1,066	17,003
Patrick Industries, Inc. (a)	592	36,260
PGT, Inc. (a)	1,207	28,968
Quanex Building Products Corp.	872	15,434
Simpson Manufacturing Co. Ltd.	1,027	74,930
Trex Co., Inc. (a)	1,467	114,045
Universal Forest Products, Inc.	1,487	54,781
		832,175
Commercial Services & Supplies - 2.6%
ABM Industries, Inc.	1,641	51,199
ACCO Brands Corp.	2,638	33,766
ADS Waste Holdings, Inc. (a)	1,801	44,305
Brady Corp. Class A	1,166	44,600
Casella Waste Systems, Inc. Class A (a)	995	27,422
CECO Environmental Corp.	771	5,297
Cimpress NV (a)	547	79,900
CompX International, Inc. Class A	44	559
Covanta Holding Corp.	2,914	52,452
Deluxe Corp.	1,183	69,714
Ennis, Inc.	609	13,246
Essendant, Inc.	927	15,416
Evoqua Water Technologies Corp. (a)	1,874	39,991
Healthcare Services Group, Inc. (b)	1,839	74,038
Heritage-Crystal Clean, Inc. (a)	366	8,821
Herman Miller, Inc.	1,474	55,791
HNI Corp.	1,079	46,688
Interface, Inc.	1,466	32,838
Kimball International, Inc. Class B	913	14,745
Knoll, Inc.	1,207	27,218
LSC Communications, Inc.	850	12,767
Matthews International Corp. Class A	775	40,726
McGrath RentCorp.	599	35,569
Mobile Mini, Inc.	1,104	47,086
Msa Safety, Inc.	846	85,344
Multi-Color Corp.	345	22,891
NL Industries, Inc. (a)	195	1,667
Pitney Bowes, Inc.	4,666	40,734
Quad/Graphics, Inc.	817	16,798
R.R. Donnelley & Sons Co.	1,728	10,195
SP Plus Corp. (a)	558	21,762
Steelcase, Inc. Class A	2,093	28,779
Team, Inc. (a)(b)	736	16,045
Tetra Tech, Inc.	1,375	83,600
The Brink's Co.	1,247	99,573
U.S. Ecology, Inc.	545	36,951
UniFirst Corp.	378	70,743
Viad Corp.	502	28,815
VSE Corp.	214	9,223
		1,447,274
Construction & Engineering - 1.1%
Aegion Corp. (a)	796	19,725
Ameresco, Inc. Class A (a)	474	6,352
Argan, Inc.	367	14,093
Comfort Systems U.S.A., Inc.	911	50,606
Dycom Industries, Inc. (a)	750	66,870
EMCOR Group, Inc.	1,440	110,808
Granite Construction, Inc.	1,089	58,752
Great Lakes Dredge & Dock Corp. (a)	1,429	7,717
HC2 Holdings, Inc. (a)	1,058	6,115
Ies Holdings, Inc. (a)	202	3,626
Infrastructure and Energy Alternatives, Inc. (a)	417	4,253
KBR, Inc.	3,501	69,950
Keane Group, Inc. (a)	1,395	19,683
MasTec, Inc. (a)	1,608	74,852
MYR Group, Inc. (a)	395	14,572
Northwest Pipe Co. (a)	235	4,597
NV5 Holdings, Inc. (a)	208	15,662
Orion Group Holdings, Inc. (a)	673	6,171
Primoris Services Corp.	1,031	27,847
Sterling Construction Co., Inc. (a)	653	8,770
Tutor Perini Corp. (a)	931	17,224
Williams Scotsman Corp. (a)	817	13,644
		621,889
Electrical Equipment - 0.7%
Allied Motion Technologies, Inc.	171	7,845
AZZ, Inc.	642	34,796
Babcock & Wilcox Enterprises, Inc. (a)(b)	785	1,688
Encore Wire Corp.	502	24,473
Energous Corp. (a)(b)	575	7,889
EnerSys	1,044	85,681
Enphase Energy, Inc. (a)(b)	2,166	12,888
FuelCell Energy, Inc. (a)	1,994	2,592
Generac Holdings, Inc. (a)	1,505	80,894
Plug Power, Inc. (a)(b)	5,339	10,678
Powell Industries, Inc.	217	7,953
Preformed Line Products Co.	75	6,585
Sunrun, Inc. (a)(b)	2,360	33,370
Thermon Group Holdings, Inc. (a)	809	20,282
TPI Composites, Inc. (a)	358	11,034
Vicor Corp. (a)	429	24,689
Vivint Solar, Inc. (a)	750	4,275
		377,612
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	892	34,610
Machinery - 3.9%
Actuant Corp. Class A	1,516	43,282
Alamo Group, Inc.	240	22,320
Albany International Corp. Class A	714	47,231
Altra Industrial Motion Corp.	715	31,389
American Railcar Industries, Inc. (b)	181	8,248
Astec Industries, Inc.	569	27,955
Barnes Group, Inc.	1,218	82,641
Blue Bird Corp. (a)	356	8,028
Briggs & Stratton Corp.	1,020	18,044
Cactus, Inc. (a)	914	29,906
Chart Industries, Inc. (a)	765	59,739
CIRCOR International, Inc.	401	17,784
Columbus McKinnon Corp. (NY Shares)	556	22,885
Commercial Vehicle Group, Inc. (a)	740	5,187
Dmc Global, Inc.	353	14,491
Douglas Dynamics, Inc.	549	26,956
Eastern Co.	142	4,189
Energy Recovery, Inc. (a)(b)	924	7,475
EnPro Industries, Inc.	513	39,188
ESCO Technologies, Inc.	632	39,342
Federal Signal Corp.	1,467	34,841
Franklin Electric Co., Inc.	1,150	56,868
FreightCar America, Inc.	295	5,401
Gencor Industries, Inc. (a)	222	3,330
Global Brass & Copper Holdings, Inc.	540	17,793
Gorman-Rupp Co.	434	16,423
Graham Corp.	235	6,258
Greenbrier Companies, Inc.	783	44,357
Harsco Corp. (a)	1,993	50,523
Hillenbrand, Inc.	1,557	78,161
Hurco Companies, Inc.	152	6,734
Hyster-Yale Materials Handling Class A	255	16,769
John Bean Technologies Corp.	777	85,936
Kadant, Inc.	273	26,372
Kennametal, Inc.	2,022	78,777
L.B. Foster Co. Class A (a)	239	5,867
Lindsay Corp.	267	25,135
Lydall, Inc. (a)	422	19,581
Manitex International, Inc. (a)	356	4,318
Manitowoc Co., Inc. (a)	880	23,311
Meritor, Inc. (a)	2,085	42,951
Milacron Holdings Corp. (a)	1,718	35,820
Miller Industries, Inc.	279	7,268
Mueller Industries, Inc.	1,404	46,486
Mueller Water Products, Inc. Class A	3,824	47,226
Navistar International Corp. New (a)	1,223	52,675
NN, Inc.	679	14,599
Omega Flex, Inc.	71	6,552
Park-Ohio Holdings Corp.	219	8,202
ProPetro Holding Corp. (a)	1,763	28,984
Proto Labs, Inc. (a)	673	83,889
RBC Bearings, Inc. (a)	586	85,193
Rexnord Corp. (a)	2,592	78,382
Spartan Motors, Inc.	838	12,361
SPX Corp. (a)	1,066	39,549
SPX Flow, Inc. (a)	1,045	49,658
Standex International Corp.	317	32,857
Sun Hydraulics Corp.	711	37,015
Tennant Co.	443	36,038
Titan International, Inc.	1,231	13,036
TriMas Corp. (a)	1,133	33,537
Twin Disc, Inc. (a)	212	5,557
Wabash National Corp.	1,427	28,255
Watts Water Technologies, Inc. Class A	689	58,944
Woodward, Inc.	1,329	110,586
		2,158,655
Marine - 0.1%
Costamare, Inc.	1,223	8,488
Eagle Bulk Shipping, Inc. (a)	1,165	6,699
Genco Shipping & Trading Ltd. (a)	198	2,940
Matson, Inc.	1,052	37,872
Safe Bulkers, Inc. (a)	1,277	4,240
Scorpio Bulkers, Inc.	1,432	10,812
		71,051
Professional Services - 1.5%
Acacia Research Corp. (a)	1,203	4,571
Asgn, Inc. (a)	1,258	113,597
Barrett Business Services, Inc.	178	16,355
BG Staffing, Inc.	173	4,550
CBIZ, Inc. (a)	1,282	28,204
CRA International, Inc.	195	10,553
Exponent, Inc.	1,281	62,641
Forrester Research, Inc.	253	11,701
Franklin Covey Co. (a)	242	6,183
FTI Consulting, Inc. (a)	931	73,512
GP Strategies Corp. (a)	313	5,916
Heidrick & Struggles International, Inc.	468	19,141
Hill International, Inc. (a)	1,197	6,584
Huron Consulting Group, Inc. (a)	551	24,051
ICF International, Inc.	449	33,069
InnerWorkings, Inc. (a)	1,074	9,516
Insperity, Inc.	951	90,440
Kelly Services, Inc. Class A (non-vtg.)	780	18,946
Kforce, Inc.	569	21,508
Korn/Ferry International	1,401	92,438
MISTRAS Group, Inc. (a)	431	9,068
Navigant Consulting, Inc. (a)	1,117	24,306
Resources Connection, Inc.	733	11,655
TriNet Group, Inc. (a)	1,082	58,266
TrueBlue, Inc. (a)	1,020	27,591
WageWorks, Inc. (a)	984	51,955
Willdan Group, Inc. (a)	196	5,464
		841,781
Road & Rail - 0.5%
ArcBest Corp.	638	29,699
Avis Budget Group, Inc. (a)	1,699	59,210
Covenant Transport Group, Inc. Class A (a)	302	8,752
Daseke, Inc. (a)	1,003	8,716
Heartland Express, Inc.	1,162	22,299
Marten Transport Ltd.	973	21,260
P.A.M. Transportation Services, Inc. (a)	54	2,946
Saia, Inc. (a)	637	47,998
U.S.A. Truck, Inc. (a)	194	4,233
Universal Logistics Holdings, Inc.	203	6,801
Werner Enterprises, Inc.	1,190	44,328
YRC Worldwide, Inc. (a)	815	7,938
		264,180
Trading Companies & Distributors - 1.4%
Aircastle Ltd.	1,192	24,710
Applied Industrial Technologies, Inc.	947	70,694
Beacon Roofing Supply, Inc. (a)	1,692	71,199
BlueLinx Corp. (a)	223	7,598
BMC Stock Holdings, Inc. (a)	1,676	36,872
CAI International, Inc. (a)	447	10,263
DXP Enterprises, Inc. (a)	392	16,205
EnviroStar, Inc.	91	3,649
GATX Corp. (b)	932	76,741
General Finance Corp. (a)	238	3,261
H&E Equipment Services, Inc.	795	29,248
Herc Holdings, Inc. (a)	595	33,808
Kaman Corp.	685	45,361
Lawson Products, Inc. (a)	163	4,409
MRC Global, Inc. (a)	2,083	47,180
Nexeo Solutions, Inc. (a)	800	7,264
Now, Inc. (a)	2,672	39,946
Rush Enterprises, Inc.:
Class A	748	33,727
Class B	109	4,904
SiteOne Landscape Supply, Inc. (a)	991	88,358
Systemax, Inc.	304	13,595
Textainer Group Holdings Ltd. (a)	683	10,860
Titan Machinery, Inc. (a)	465	7,040
Triton International Ltd.	1,295	45,584
Veritiv Corp. (a)	287	10,992
Willis Lease Finance Corp. (a)	79	2,466
		745,934

TOTAL INDUSTRIALS		8,562,964

INFORMATION TECHNOLOGY - 14.6%
Communications Equipment - 1.6%
ADTRAN, Inc.	1,180	19,175
Aerohive Networks, Inc. (a)	817	3,268
Applied Optoelectronics, Inc. (a)(b)	463	17,793
CalAmp Corp. (a)	859	19,551
Calix Networks, Inc. (a)	1,073	7,565
Carvana Co. Class A (a)(b)	705	30,315
Ciena Corp. (a)	3,551	90,195
Clearfield, Inc. (a)	288	3,730
Comtech Telecommunications Corp.	575	19,320
Dasan Zhone Solutions, Inc. (a)	143	1,326
Digi International, Inc. (a)	662	8,937
Extreme Networks, Inc. (a)	2,859	24,302
Finisar Corp. (a)(b)	2,855	48,107
Harmonic, Inc. (a)	2,038	9,375
Infinera Corp. (a)	3,711	30,876
InterDigital, Inc.	858	70,742
KVH Industries, Inc. (a)	396	4,910
Lumentum Holdings, Inc. (a)(b)	1,556	81,301
NETGEAR, Inc. (a)	776	51,100
NetScout Systems, Inc. (a)	2,089	55,985
Oclaro, Inc. (a)	4,176	35,329
Plantronics, Inc.	824	56,576
Quantenna Communications, Inc. (a)	834	13,286
Sonus Networks, Inc. (a)	1,290	8,753
ViaSat, Inc. (a)(b)	1,357	95,451
Viavi Solutions, Inc. (a)	5,633	57,006
		864,274
Electronic Equipment & Components - 2.5%
Anixter International, Inc. (a)	730	53,217
AVX Corp.	1,160	24,105
Badger Meter, Inc.	711	37,079
Bel Fuse, Inc. Class B (non-vtg.)	239	5,378
Belden, Inc.	1,004	65,009
Benchmark Electronics, Inc.	1,181	28,580
Cardtronics PLC (a)	985	24,940
Casa Systems, Inc. (a)(b)	355	5,407
Control4 Corp. (a)	650	16,530
CTS Corp.	813	28,374
Daktronics, Inc.	913	7,843
Electro Scientific Industries, Inc. (a)(b)	790	14,244
ePlus, Inc. (a)	339	33,442
Fabrinet	896	35,052
FARO Technologies, Inc. (a)	418	27,212
Fitbit, Inc. (a)	5,142	30,492
II-VI, Inc. (a)	1,535	60,172
Insight Enterprises, Inc. (a)	869	43,685
Iteris, Inc. (a)	635	3,118
Itron, Inc. (a)	842	51,530
KEMET Corp. (a)	1,382	35,918
Kimball Electronics, Inc. (a)	640	13,024
Knowles Corp. (a)	2,170	37,671
Maxwell Technologies, Inc. (a)(b)	833	3,823
Mesa Laboratories, Inc.	82	16,583
Methode Electronics, Inc. Class A	896	35,168
MTS Systems Corp.	445	24,264
Napco Security Technolgies, Inc. (a)	291	4,598
Novanta, Inc. (a)	811	50,566
OSI Systems, Inc. (a)	417	33,260
Par Technology Corp. (a)	279	5,212
Park Electrochemical Corp.	482	10,657
PC Connection, Inc.	286	9,681
Plexus Corp. (a)	809	48,071
Rogers Corp. (a)	455	53,039
Sanmina Corp. (a)	1,679	48,859
ScanSource, Inc. (a)	621	25,616
SYNNEX Corp.	754	72,738
Tech Data Corp. (a)	948	79,073
TTM Technologies, Inc. (a)	2,325	40,362
VeriFone Systems, Inc. (a)	2,725	62,403
Vishay Intertechnology, Inc.	3,288	82,200
Vishay Precision Group, Inc. (a)	260	10,374
		1,398,569
Internet Software & Services - 3.4%
Alarm.com Holdings, Inc. (a)(b)	765	32,796
Amber Road, Inc. (a)	573	4,871
AppFolio, Inc. (a)	368	26,570
Apptio, Inc. Class A (a)	840	28,199
Benefitfocus, Inc. (a)	496	14,930
BlackLine, Inc. (a)	805	34,374
Blucora, Inc. (a)	1,162	40,380
Box, Inc. Class A (a)	3,159	75,690
Brightcove, Inc. (a)	873	7,464
Carbonite, Inc. (a)	665	22,810
Care.com, Inc. (a)	477	8,596
CarGurus, Inc. Class A	1,218	52,800
ChannelAdvisor Corp. (a)	635	8,827
Cision Ltd. (a)	969	14,613
Cloudera, Inc. (a)	2,571	34,426
Cornerstone OnDemand, Inc. (a)	1,322	65,307
Coupa Software, Inc. (a)	1,320	80,929
eGain Communications Corp. (a)	441	5,733
Endurance International Group Holdings, Inc. (a)	1,733	14,211
Envestnet, Inc. (a)	1,094	64,108
Etsy, Inc. (a)	2,965	121,150
Five9, Inc. (a)	1,408	44,915
Fusion Connect, Inc. (a)	510	2,045
Gogo, Inc. (a)(b)	1,412	5,055
GTT Communications, Inc. (a)	868	38,583
Hortonworks, Inc. (a)	1,709	29,771
Instructure, Inc. (a)	779	30,147
Internap Network Services Corp. (a)	492	4,861
j2 Global, Inc.	1,160	98,414
Leaf Group Ltd. (a)	399	4,668
Limelight Networks, Inc. (a)	2,684	11,971
Liquidity Services, Inc. (a)	636	4,484
LivePerson, Inc. (a)	1,400	32,480
MeetMe, Inc. (a)	1,707	6,930
MINDBODY, Inc. (a)	1,066	39,815
New Relic, Inc. (a)	1,100	107,470
NIC, Inc.	1,602	26,273
Pandora Media, Inc. (a)	6,338	42,718
Q2 Holdings, Inc. (a)	910	53,827
QuinStreet, Inc. (a)	919	12,186
Quotient Technology, Inc. (a)	1,983	29,249
Reis, Inc.	224	4,782
Remark Holdings, Inc. (a)(b)	667	2,401
SecureWorks Corp. (a)	217	2,782
ShotSpotter, Inc. (a)	177	7,553
Shutterstock, Inc.	468	21,561
SPS Commerce, Inc. (a)	420	36,032
Stamps.com, Inc. (a)	431	112,491
TechTarget, Inc. (a)	504	14,324
Telaria, Inc. (a)	1,074	4,006
The Trade Desk, Inc. (a)(b)	783	66,023
Travelzoo, Inc. (a)	117	1,521
TrueCar, Inc. (a)	2,278	25,331
Tucows, Inc. (a)(b)	237	13,924
Veritone, Inc. (a)(b)	175	2,613
Web.com Group, Inc. (a)	1,005	25,276
XO Group, Inc. (a)	607	17,105
Yelp, Inc. (a)	2,012	74,203
Yext, Inc. (a)	2,012	42,534
		1,859,108
IT Services - 1.7%
Acxiom Corp. (a)	1,951	79,094
CACI International, Inc. Class A (a)	609	106,697
Cass Information Systems, Inc.	299	20,138
Convergys Corp.	2,263	55,670
CSG Systems International, Inc.	825	33,553
Everi Holdings, Inc. (a)	1,604	11,789
EVERTEC, Inc.	1,512	35,230
Exela Technologies, Inc. (a)	1,160	5,812
ExlService Holdings, Inc. (a)	828	49,382
Hackett Group, Inc.	590	10,638
Information Services Group, Inc. (a)	829	3,399
ManTech International Corp. Class A	655	39,202
Maximus, Inc.	1,607	104,150
MoneyGram International, Inc. (a)	757	4,951
Perficient, Inc. (a)	842	22,161
Perspecta, Inc.	3,559	77,230
PFSweb, Inc. (a)	371	3,569
Presidio, Inc. (a)	779	10,875
PRG-Schultz International, Inc. (a)	504	4,561
Science Applications International Corp.	1,050	88,589
ServiceSource International, Inc. (a)	1,939	6,787
Sykes Enterprises, Inc. (a)	983	29,156
Syntel, Inc. (a)	884	35,882
Travelport Worldwide Ltd.	3,114	58,855
Ttec Holdings, Inc.	347	11,156
Unisys Corp. (a)(b)	1,259	16,178
Virtusa Corp. (a)	699	36,928
		961,632
Semiconductors & Semiconductor Equipment - 2.6%
Acacia Communications, Inc. (a)	682	21,919
Adesto Technologies Corp. (a)	443	2,437
Advanced Energy Industries, Inc. (a)	972	59,525
Alpha & Omega Semiconductor Ltd. (a)	487	6,506
Ambarella, Inc. (a)(b)	803	31,462
Amkor Technology, Inc. (a)	2,521	21,882
Aquantia Corp. (a)	519	6,622
Axcelis Technologies, Inc. (a)	799	17,578
AXT, Inc. (a)	936	7,067
Brooks Automation, Inc.	1,725	52,751
Cabot Microelectronics Corp.	632	76,124
Ceva, Inc. (a)	550	16,555
Cirrus Logic, Inc. (a)	1,581	68,394
Cohu, Inc.	707	17,802
Cree, Inc. (a)	2,497	117,734
Diodes, Inc. (a)	987	36,677
Entegris, Inc.	3,521	123,763
FormFactor, Inc. (a)	1,822	23,595
Ichor Holdings Ltd. (a)(b)	631	13,251
Impinj, Inc. (a)(b)	459	9,781
Inphi Corp. (a)	1,079	33,924
Integrated Device Technology, Inc. (a)	3,288	113,206
Kopin Corp. (a)	1,506	4,608
Lattice Semiconductor Corp. (a)	2,911	22,386
MACOM Technology Solutions Holdings, Inc. (a)(b)	1,122	23,371
MaxLinear, Inc. Class A (a)	1,553	26,882
Nanometrics, Inc. (a)	558	21,014
NeoPhotonics Corp. (a)(b)	852	5,427
NVE Corp.	120	12,818
PDF Solutions, Inc. (a)	704	7,392
Photronics, Inc. (a)	1,690	15,210
Power Integrations, Inc.	711	50,837
Rambus, Inc. (a)	2,645	32,692
Rudolph Technologies, Inc. (a)	777	22,222
Semtech Corp. (a)	1,615	76,632
Silicon Laboratories, Inc. (a)	1,065	101,441
SMART Global Holdings, Inc. (a)	244	7,449
SunPower Corp. (a)	1,545	11,217
Synaptics, Inc. (a)	862	43,195
Ultra Clean Holdings, Inc. (a)	958	12,856
Veeco Instruments, Inc. (a)	1,205	17,653
Xcerra Corp. (a)	1,343	19,124
Xperi Corp.	1,207	20,097
		1,433,078
Software - 2.5%
8x8, Inc. (a)	2,253	44,947
A10 Networks, Inc. (a)	1,241	8,389
ACI Worldwide, Inc. (a)	2,848	73,592
Agilysys, Inc. (a)	377	6,202
Altair Engineering, Inc. Class A (a)	617	21,657
American Software, Inc. Class A	680	10,173
Asure Software, Inc. (a)	242	3,410
Avaya Holdings Corp. (a)	2,600	53,508
Blackbaud, Inc.	1,196	119,373
Bottomline Technologies, Inc. (a)	999	53,846
Cardlytics, Inc. (a)	139	2,616
CommVault Systems, Inc. (a)	975	63,278
Digimarc Corp. (a)(b)	274	8,247
Ebix, Inc.	598	47,451
Ellie Mae, Inc. (a)	847	84,039
Everbridge, Inc. (a)	654	29,417
Forescout Technologies, Inc. (a)	717	24,349
Glu Mobile, Inc. (a)	2,732	14,562
HubSpot, Inc. (a)	899	111,566
Imperva, Inc. (a)	862	39,868
Innovate Biopharmaceuticals, Inc. (a)(b)	452	2,359
Majesco (a)	157	1,225
MicroStrategy, Inc. Class A (a)	236	30,715
Mitek Systems, Inc. (a)	816	6,895
MobileIron, Inc. (a)	1,737	8,164
Model N, Inc. (a)	634	11,824
Monotype Imaging Holdings, Inc.	1,034	21,352
Onespan, Inc. (a)	791	12,893
Park City Group, Inc. (a)(b)	354	2,921
Paylocity Holding Corp. (a)	718	41,644
Progress Software Corp.	1,123	41,315
PROS Holdings, Inc. (a)	688	25,552
QAD, Inc. Class A	256	12,749
Qualys, Inc. (a)	837	72,903
Rapid7, Inc. (a)	899	25,001
Rimini Street, Inc. (a)	239	1,673
Rosetta Stone, Inc. (a)	482	7,085
SailPoint Technologies Holding, Inc. (a)	959	23,102
SendGrid, Inc. (a)	220	5,617
TeleNav, Inc. (a)	758	4,093
TiVo Corp.	3,003	36,486
Upland Software, Inc. (a)	393	12,309
Varonis Systems, Inc. (a)	690	41,245
Verint Systems, Inc. (a)	1,579	70,897
VirnetX Holding Corp. (a)(b)	1,356	3,932
Workiva, Inc. (a)	691	17,448
Zix Corp. (a)	1,338	7,145
Zscaler, Inc. (a)(b)	348	12,288
		1,381,322
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)(b)	2,710	32,981
Avid Technology, Inc. (a)	673	3,776
Cray, Inc. (a)	1,004	25,050
Diebold Nixdorf, Inc. (b)	1,901	21,576
Eastman Kodak Co. (a)(b)	385	1,213
Electronics for Imaging, Inc. (a)	1,105	37,703
Immersion Corp. (a)	745	10,460
Stratasys Ltd. (a)	1,262	24,508
Super Micro Computer, Inc. (a)	967	21,371
U.S.A. Technologies, Inc. (a)	1,284	17,270
		195,908

TOTAL INFORMATION TECHNOLOGY		8,093,891

MATERIALS - 4.4%
Chemicals - 2.1%
A. Schulman, Inc.	662	28,698
Advanced Emissions Solutions, Inc.	478	5,425
AdvanSix, Inc. (a)	763	30,879
AgroFresh Solutions, Inc. (a)	772	5,489
American Vanguard Corp.	706	15,320
Balchem Corp.	795	79,731
Chase Corp.	181	22,354
Ferro Corp. (a)	2,095	47,179
Flotek Industries, Inc. (a)	1,349	4,182
FutureFuel Corp.	632	8,696
H.B. Fuller Co.	1,256	71,190
Hawkins, Inc.	242	9,027
Ingevity Corp. (a)	1,052	104,853
Innophos Holdings, Inc.	479	21,641
Innospec, Inc.	601	48,651
Intrepid Potash, Inc. (a)	2,373	10,133
KMG Chemicals, Inc.	366	26,279
Koppers Holdings, Inc. (a)	508	19,075
Kraton Performance Polymers, Inc. (a)	771	37,077
Kronos Worldwide, Inc.	558	12,689
LSB Industries, Inc. (a)(b)	548	3,600
Marrone Bio Innovations, Inc. (a)	1,336	2,712
Minerals Technologies, Inc.	877	66,301
OMNOVA Solutions, Inc. (a)	1,072	10,023
PolyOne Corp.	1,978	88,713
PQ Group Holdings, Inc.	912	16,434
Quaker Chemical Corp.	324	57,523
Rayonier Advanced Materials, Inc. (b)	1,277	23,037
Sensient Technologies Corp.	1,054	73,105
Stepan Co.	503	44,053
Trecora Resources (a)	507	7,605
Tredegar Corp.	649	16,906
Trinseo SA	1,076	80,377
Tronox Ltd. Class A	2,318	42,767
Valhi, Inc.	636	3,409
		1,145,133
Construction Materials - 0.2%
Forterra, Inc. (a)	457	4,136
Foundation Building Materials, Inc. (a)	365	5,289
Summit Materials, Inc.	2,784	69,878
U.S. Concrete, Inc. (a)(b)	401	20,251
United States Lime & Minerals, Inc.	51	3,963
		103,517
Containers & Packaging - 0.1%
Greif, Inc.:
Class A	633	34,467
Class B	138	7,983
Myers Industries, Inc.	761	16,400
UFP Technologies, Inc. (a)	174	5,690
		64,540
Metals & Mining - 1.4%
AK Steel Holding Corp. (a)(b)	7,823	36,220
Allegheny Technologies, Inc. (a)	3,115	86,597
Atkore International Group, Inc. (a)	984	23,281
Carpenter Technology Corp.	1,158	63,424
Century Aluminum Co. (a)	1,241	15,897
Cleveland-Cliffs, Inc. (a)	7,390	79,738
Coeur d'Alene Mines Corp. (a)	4,611	32,277
Commercial Metals Co.	2,883	64,406
Compass Minerals International, Inc. (b)	846	57,401
Gold Resource Corp.	1,299	8,508
Haynes International, Inc.	306	12,993
Hecla Mining Co.	11,229	35,933
Kaiser Aluminum Corp.	406	45,318
Materion Corp.	501	31,413
Olympic Steel, Inc.	226	4,997
Ryerson Holding Corp. (a)	391	4,516
Schnitzer Steel Industries, Inc. Class A	646	21,286
SunCoke Energy, Inc. (a)	1,618	18,461
Synalloy Corp.	202	4,363
Tahoe Resources, Inc.	7,685	34,659
TimkenSteel Corp. (a)	1,002	13,928
Universal Stainless & Alloy Products, Inc. (a)	171	5,115
Warrior Metropolitan Coal, Inc.	895	23,154
Worthington Industries, Inc.	1,062	49,723
		773,608
Paper & Forest Products - 0.6%
Boise Cascade Co.	967	41,823
Clearwater Paper Corp. (a)	400	9,040
Kapstone Paper & Packaging Corp.	2,178	75,751
Louisiana-Pacific Corp.	3,623	97,531
Neenah, Inc.	415	36,437
P.H. Glatfelter Co.	1,086	17,778
Schweitzer-Mauduit International, Inc.	758	31,449
Verso Corp. (a)	852	17,781
		327,590

TOTAL MATERIALS		2,414,388

REAL ESTATE - 7.1%
Equity Real Estate Investment Trusts (REITs) - 6.5%
Acadia Realty Trust (SBI)	1,998	54,106
Agree Realty Corp.	751	39,983
Alexander & Baldwin, Inc.	1,700	40,715
Alexanders, Inc.	53	19,635
American Assets Trust, Inc.	965	37,085
Americold Realty Trust	1,305	28,071
Armada Hoffler Properties, Inc.	1,107	16,716
Ashford Hospitality Trust, Inc.	2,137	16,882
Bluerock Residential Growth (REIT), Inc. (b)	584	5,355
Braemar Hotels & Resorts, Inc.	716	8,184
BRT Realty Trust	202	2,652
CareTrust (REIT), Inc.	1,891	31,977
CatchMark Timber Trust, Inc.	1,241	15,413
CBL & Associates Properties, Inc. (b)	4,216	22,977
Cedar Realty Trust, Inc.	2,199	10,467
Chatham Lodging Trust	1,120	24,125
Chesapeake Lodging Trust	1,472	47,133
City Office REIT, Inc.	887	11,309
Clipper Realty, Inc.	367	3,905
Community Healthcare Trust, Inc.	430	12,900
CorEnergy Infrastructure Trust, Inc.	294	11,181
CorePoint Lodging, Inc. (a)	1,011	25,538
Corrections Corp. of America	2,949	75,612
Cousins Properties, Inc.	10,429	97,198
DiamondRock Hospitality Co.	4,967	59,207
Easterly Government Properties, Inc.	1,136	21,527
EastGroup Properties, Inc.	855	81,499
Education Realty Trust, Inc.	1,885	77,964
Farmland Partners, Inc.	781	5,264
First Industrial Realty Trust, Inc.	3,090	100,580
Four Corners Property Trust, Inc.	1,532	38,147
Franklin Street Properties Corp.	2,572	22,659
Front Yard Residential Corp. Class B	1,221	11,795
Getty Realty Corp.	814	23,321
Gladstone Commercial Corp.	706	14,007
Gladstone Land Corp.	319	3,790
Global Medical REIT, Inc. (b)	463	3,912
Global Net Lease, Inc.	1,678	35,506
Government Properties Income Trust	2,460	37,072
Gramercy Property Trust	3,970	108,738
Healthcare Realty Trust, Inc.	3,077	91,418
Hersha Hospitality Trust	892	19,258
Independence Realty Trust, Inc.	2,163	21,954
Industrial Logistics Properties Trust	497	11,481
InfraReit, Inc.	1,091	22,856
Investors Real Estate Trust	2,948	16,155
iStar Financial, Inc.	1,624	17,653
Jernigan Capital, Inc.	352	6,403
Kite Realty Group Trust	2,065	34,837
LaSalle Hotel Properties (SBI)	2,748	95,273
Lexington Corporate Properties Trust	5,376	47,255
LTC Properties, Inc.	980	41,327
Mack-Cali Realty Corp.	2,252	43,846
MedEquities Realty Trust, Inc.	706	7,907
Monmouth Real Estate Investment Corp. Class A	1,909	31,823
National Health Investors, Inc.	1,001	74,915
National Storage Affiliates Trust	1,262	36,383
New Senior Investment Group, Inc.	1,833	12,978
NexPoint Residential Trust, Inc.	418	12,515
NorthStar Realty Europe Corp.	1,156	15,826
One Liberty Properties, Inc.	372	10,029
Pebblebrook Hotel Trust	1,692	65,227
Pennsylvania Real Estate Investment Trust (SBI) (b)	1,721	18,277
Physicians Realty Trust	4,531	71,409
Piedmont Office Realty Trust, Inc. Class A	3,183	62,960
Potlatch Corp.	1,529	71,481
Preferred Apartment Communities, Inc. Class A	965	16,328
PS Business Parks, Inc.	495	63,246
QTS Realty Trust, Inc. Class A	1,267	54,164
Ramco-Gershenson Properties Trust (SBI)	1,961	25,787
Retail Opportunity Investments Corp.	2,755	52,097
Rexford Industrial Realty, Inc.	2,006	61,464
RLJ Lodging Trust	4,315	97,476
Ryman Hospitality Properties, Inc.	1,109	94,276
Sabra Health Care REIT, Inc.	4,415	95,408
Safety Income and Growth, Inc.	193	3,435
Saul Centers, Inc.	291	15,504
Select Income REIT	1,563	32,589
Seritage Growth Properties (b)	803	33,975
Spirit MTA REIT	1,066	10,649
Stag Industrial, Inc.	2,438	66,606
Summit Hotel Properties, Inc.	2,573	36,408
Sunstone Hotel Investors, Inc.	5,594	91,014
Tanger Factory Outlet Centers, Inc.	2,276	54,283
Terreno Realty Corp.	1,369	50,530
The GEO Group, Inc.	3,015	78,028
TIER REIT, Inc.	1,193	28,358
UMH Properties, Inc.	803	12,398
Universal Health Realty Income Trust (SBI)	319	21,472
Urban Edge Properties	2,715	61,576
Urstadt Biddle Properties, Inc. Class A	727	16,183
Washington Prime Group, Inc.	4,650	37,340
Washington REIT (SBI)	1,956	59,638
Whitestone REIT Class B	980	12,740
Xenia Hotels & Resorts, Inc.	2,672	65,170
		3,613,695
Real Estate Management & Development - 0.6%
Altisource Portfolio Solutions SA (a)(b)	244	8,128
American Realty Investments, Inc. (a)	51	927
Boston Omaha Corp. (a)(b)	123	2,455
Colony NorthStar Credit Real Estate, Inc.	2,086	44,348
Consolidated-Tomoka Land Co.	95	6,223
Forestar Group, Inc. (a)	263	5,970
FRP Holdings, Inc. (a)	174	11,310
Griffin Industrial Realty, Inc.	20	832
HFF, Inc.	933	41,994
Kennedy-Wilson Holdings, Inc.	3,108	64,957
Marcus & Millichap, Inc. (a)	482	19,381
Maui Land & Pineapple, Inc. (a)	174	2,219
RE/MAX Holdings, Inc.	444	22,555
Redfin Corp. (b)	1,838	45,031
Stratus Properties, Inc. (a)	150	4,620
Tejon Ranch Co. (a)	517	12,098
The St. Joe Co. (a)	924	16,309
Transcontinental Realty Investors, Inc. (a)	39	1,358
Trinity Place Holdings, Inc. (a)	423	2,720
		313,435

TOTAL REAL ESTATE		3,927,130

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.5%
Atlantic Tele-Network, Inc.	260	16,609
Cincinnati Bell, Inc. (a)	1,129	15,072
Cogent Communications Group, Inc.	1,037	53,872
Consolidated Communications Holdings, Inc.	1,745	22,231
Frontier Communications Corp.	1,969	10,278
Intelsat SA (a)	991	19,325
Iridium Communications, Inc. (a)	2,382	41,209
Ooma, Inc. (a)	455	7,326
ORBCOMM, Inc. (a)	1,824	17,437
PDVWireless, Inc. (a)	233	6,967
Vonage Holdings Corp. (a)	5,490	70,327
WideOpenWest, Inc. (a)	748	8,138
Windstream Holdings, Inc.	999	3,516
		292,307
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	1,012	23,387
NII Holdings, Inc. (a)	2,188	13,566
Shenandoah Telecommunications Co.	1,156	38,148
Spok Holdings, Inc.	457	6,627
		81,728

TOTAL TELECOMMUNICATION SERVICES		374,035

UTILITIES - 3.1%
Electric Utilities - 1.0%
Allete, Inc.	1,278	99,083
El Paso Electric Co.	1,006	62,674
IDACORP, Inc.	1,251	117,894
MGE Energy, Inc.	866	55,424
Otter Tail Corp.	979	47,384
PNM Resources, Inc.	1,978	77,834
Portland General Electric Co.	2,218	100,608
Spark Energy, Inc. Class A, (b)	272	2,326
		563,227
Gas Utilities - 1.0%
Chesapeake Utilities Corp.	392	32,869
New Jersey Resources Corp.	2,161	99,946
Northwest Natural Gas Co.	714	46,517
ONE Gas, Inc.	1,292	99,536
RGC Resources, Inc.	181	5,135
South Jersey Industries, Inc.	2,131	72,305
Southwest Gas Holdings, Inc.	1,197	93,605
Spire, Inc.	1,222	87,495
		537,408
Independent Power and Renewable Electricity Producers - 0.3%
Atlantic Power Corp. (a)	2,815	6,146
NRG Yield, Inc.:
Class A	898	16,595
Class C	1,596	29,686
Ormat Technologies, Inc.	987	53,545
Pattern Energy Group, Inc.	2,008	37,289
Terraform Power, Inc.	1,812	18,537
		161,798
Multi-Utilities - 0.4%
Avista Corp.	1,622	82,041
Black Hills Corp.	1,328	79,640
NorthWestern Energy Corp.	1,231	73,035
Unitil Corp.	362	18,429
		253,145
Water Utilities - 0.4%
American States Water Co.	910	54,709
AquaVenture Holdings Ltd. (a)	265	4,383
Artesian Resources Corp. Class A	199	7,341
Cadiz, Inc. (a)(b)	535	7,169
California Water Service Group	1,189	48,868
Connecticut Water Service, Inc.	298	19,197
Consolidated Water Co., Inc.	365	5,128
Global Water Resources, Inc.	257	2,439
Middlesex Water Co.	394	17,450
Pure Cycle Corp. (a)	433	4,698
Select Energy Services, Inc. Class A (a)	1,126	17,205
SJW Corp.	430	27,812
York Water Co.	322	9,982
		226,381

TOTAL UTILITIES		1,741,959

TOTAL COMMON STOCKS
(Cost $51,172,982)		55,156,453
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2% 11/8/18 (c)
(Cost $49,728)	50,000	49,726
	Shares	Value

Money Market Funds - 5.9%
Fidelity Cash Central Fund, 1.96% (d)	211,639	$211,681
Fidelity Securities Lending Cash Central Fund 1.97% (d)(e)	3,065,885	3,066,191
TOTAL MONEY MARKET FUNDS
(Cost $3,277,872)		3,277,872
TOTAL INVESTMENT IN SECURITIES - 105.7%
(Cost $54,500,582)		58,484,051
NET OTHER ASSETS (LIABILITIES) - (5.7)%		(3,137,044)
NET ASSETS - 100%		$55,347,007

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	3	Sept. 2018	$250,860	$(2,255)	$(2,255)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $33,814.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,405
Fidelity Securities Lending Cash Central Fund	9,897
Total	$11,302

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$7,358,356	$7,358,356	$--	$--
Consumer Staples	1,499,276	1,499,276	--	--
Energy	2,611,043	2,611,043	--	--
Financials	9,934,882	9,934,882	--	--
Health Care	8,638,529	8,638,529	--	--
Industrials	8,562,964	8,562,964	--	--
Information Technology	8,093,891	8,093,891	--	--
Materials	2,414,388	2,414,388	--	--
Real Estate	3,927,130	3,927,130	--	--
Telecommunication Services	374,035	374,035	--	--
Utilities	1,741,959	1,741,959	--	--
U.S. Government and Government Agency Obligations	49,726	--	49,726	--
Money Market Funds	3,277,872	3,277,872	--	--
Total Investments in Securities:	$58,484,051	$58,434,325	$49,726	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(2,255)	$(2,255)	$--	$--
Total Liabilities	$(2,255)	$(2,255)	$--	$--
Total Derivative Instruments:	$(2,255)	$(2,255)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Mid Cap Index Fund

July 31, 2018

ZMP-QTLY-0918
1.9881624.101

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 14.0%
Auto Components - 0.9%
Adient PLC	790	$37,628
Aptiv PLC	2,252	220,854
BorgWarner, Inc.	1,788	82,284
Gentex Corp.	2,350	54,520
Lear Corp.	560	100,873
The Goodyear Tire & Rubber Co.	2,019	48,880
Visteon Corp. (a)	251	29,387
		574,426
Automobiles - 0.2%
Harley-Davidson, Inc.	1,414	60,646
Thor Industries, Inc.	425	40,311
		100,957
Distributors - 0.4%
Genuine Parts Co.	1,210	117,745
LKQ Corp. (a)	2,616	87,688
Pool Corp.	337	51,645
		257,078
Diversified Consumer Services - 0.4%
Bright Horizons Family Solutions, Inc. (a)	485	51,890
Graham Holdings Co.	36	20,124
Grand Canyon Education, Inc. (a)	404	47,078
H&R Block, Inc.	1,753	44,105
Service Corp. International	1,494	58,789
ServiceMaster Global Holdings, Inc. (a)	1,158	65,994
		287,980
Hotels, Restaurants & Leisure - 2.7%
ARAMARK Holdings Corp.	2,077	83,516
Caesars Entertainment Corp. (a)	5,080	57,404
Chipotle Mexican Grill, Inc. (a)	206	89,334
Choice Hotels International, Inc.	300	23,280
Darden Restaurants, Inc.	1,055	112,822
Domino's Pizza, Inc.	356	93,507
Dunkin' Brands Group, Inc.	697	48,532
Extended Stay America, Inc. unit	1,599	34,043
Hilton Grand Vacations, Inc. (a)	806	27,880
Hilton Worldwide Holdings, Inc.	2,371	186,503
Hyatt Hotels Corp. Class A	386	30,197
International Game Technology PLC	841	21,260
MGM Mirage, Inc.	4,421	138,687
Norwegian Cruise Line Holdings Ltd. (a)	1,734	86,752
Royal Caribbean Cruises Ltd.	1,435	161,811
Six Flags Entertainment Corp. (b)	603	39,165
U.S. Foods Holding Corp. (a)	1,835	62,041
Vail Resorts, Inc.	339	93,859
Wendy's Co.	1,606	26,788
Wyndham Destinations, Inc.	837	38,602
Wyndham Hotels & Resorts, Inc.	826	47,908
Wynn Resorts Ltd.	872	145,432
Yum China Holdings, Inc.	3,148	113,580
		1,762,903
Household Durables - 1.3%
D.R. Horton, Inc.	2,941	128,522
Garmin Ltd.	957	59,765
Leggett & Platt, Inc.	1,099	47,883
Lennar Corp.:
Class A	2,383	124,559
Class B	172	7,430
Mohawk Industries, Inc. (a)	533	100,396
Newell Brands, Inc.	3,805	99,653
NVR, Inc. (a)	27	74,505
PulteGroup, Inc.	2,174	61,937
Tempur Sealy International, Inc. (a)	393	19,206
Toll Brothers, Inc.	1,211	42,700
Whirlpool Corp.	585	76,694
		843,250
Internet & Direct Marketing Retail - 0.5%
Expedia, Inc.	1,020	136,517
Liberty Interactive Corp. QVC Group Series A (a)	3,685	78,454
TripAdvisor, Inc. (a)	885	51,321
Wayfair LLC Class A (a)	477	51,907
		318,199
Leisure Products - 0.4%
Brunswick Corp.	743	47,775
Hasbro, Inc.	968	96,422
Mattel, Inc. (b)	2,922	46,372
Polaris Industries, Inc.	504	53,132
		243,701
Media - 2.0%
AMC Networks, Inc. Class A (a)	380	22,910
Cable One, Inc.	37	26,783
CBS Corp. Class B	2,786	146,739
Cinemark Holdings, Inc.	916	32,903
Discovery Communications, Inc.:
Class A (a)(b)	1,532	40,721
Class C (non-vtg.) (a)	2,692	66,089
DISH Network Corp. Class A (a)	1,904	60,090
GCI Liberty, Inc. (a)	848	40,797
Interpublic Group of Companies, Inc.	3,286	74,099
John Wiley & Sons, Inc. Class A	365	23,050
Liberty Broadband Corp.:
Class A (a)	221	17,534
Class C (a)	888	70,569
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	1,641	57,845
Liberty Media Class A (a)	255	8,545
Liberty SiriusXM Series A (a)	747	35,214
Liberty SiriusXM Series C (a)	1,407	66,453
Lions Gate Entertainment Corp.:
Class A	385	9,182
Class B	841	19,234
Live Nation Entertainment, Inc. (a)	1,175	57,904
News Corp.:
Class A	3,270	49,279
Class B	961	14,703
Omnicom Group, Inc.	1,907	131,259
Sirius XM Holdings, Inc. (b)	10,908	76,574
The Madison Square Garden Co. (a)	157	49,012
Tribune Media Co. Class A	757	25,624
Viacom, Inc.:
Class A	111	3,818
Class B (non-vtg.)	2,957	85,901
		1,312,831
Multiline Retail - 1.0%
Dollar General Corp.	2,288	224,567
Dollar Tree, Inc. (a)	1,989	181,556
Kohl's Corp.	1,425	105,265
Macy's, Inc.	2,607	103,576
Nordstrom, Inc.	1,001	52,462
		667,426
Specialty Retail - 2.7%
Advance Auto Parts, Inc.	599	84,597
AutoNation, Inc. (a)	473	22,955
AutoZone, Inc. (a)	227	160,155
Best Buy Co., Inc.	2,059	154,487
Burlington Stores, Inc. (a)	563	86,032
CarMax, Inc. (a)	1,513	112,991
Dick's Sporting Goods, Inc.	646	22,054
Floor & Decor Holdings, Inc. Class A (a)	331	15,805
Foot Locker, Inc.	997	48,664
Gap, Inc.	1,857	56,026
L Brands, Inc.	1,978	62,643
Michaels Companies, Inc. (a)	930	18,981
O'Reilly Automotive, Inc. (a)	681	208,386
Penske Automotive Group, Inc.	290	15,138
Ross Stores, Inc.	3,153	275,667
Tiffany & Co., Inc.	1,054	144,988
Tractor Supply Co.	1,031	80,459
Ulta Beauty, Inc. (a)	487	119,018
Urban Outfitters, Inc. (a)	625	27,750
Williams-Sonoma, Inc.	697	40,768
		1,757,564
Textiles, Apparel & Luxury Goods - 1.5%
Carter's, Inc.	393	41,198
Columbia Sportswear Co.	263	22,876
Hanesbrands, Inc. (b)	3,049	67,871
lululemon athletica, Inc. (a)	836	100,278
Michael Kors Holdings Ltd. (a)	1,208	80,610
PVH Corp.	647	99,327
Ralph Lauren Corp.	467	63,036
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,127	31,240
Switch, Inc. Class A	273	3,554
Tapestry, Inc.	2,454	115,632
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	1,649	32,931
Class C (non-vtg.) (a)	1,552	29,084
VF Corp.	2,743	252,548
		940,185

TOTAL CONSUMER DISCRETIONARY		9,066,500

CONSUMER STAPLES - 4.0%
Beverages - 0.4%
Brown-Forman Corp.:
Class A	427	22,746
Class B (non-vtg.)	2,413	128,420
Keurig Dr. Pepper, Inc.	1,526	36,639
Molson Coors Brewing Co. Class B	1,471	98,557
		286,362
Food & Staples Retailing - 0.5%
Casey's General Stores, Inc.	316	34,564
Kroger Co.	7,215	209,235
Sprouts Farmers Market LLC (a)	1,106	23,768
Welbilt, Inc. (a)	1,102	25,126
		292,693
Food Products - 2.4%
Archer Daniels Midland Co.	4,746	229,042
Bunge Ltd.	1,191	82,334
Campbell Soup Co.	1,516	62,004
ConAgra Foods, Inc.	3,186	116,958
Flowers Foods, Inc.	1,530	31,212
Hormel Foods Corp. (b)	2,296	82,587
Ingredion, Inc.	615	62,300
Kellogg Co.	2,114	150,157
Lamb Weston Holdings, Inc.	1,240	87,135
McCormick & Co., Inc. (non-vtg.)	1,027	120,714
Pilgrim's Pride Corp. (a)	423	7,538
Pinnacle Foods, Inc.	1,024	68,014
Post Holdings, Inc. (a)	567	49,080
Seaboard Corp.	2	7,276
The Hain Celestial Group, Inc. (a)	792	22,524
The Hershey Co.	1,184	116,281
The J.M. Smucker Co.	930	103,342
TreeHouse Foods, Inc. (a)	453	21,513
Tyson Foods, Inc. Class A	2,475	142,684
		1,562,695
Household Products - 0.5%
Church & Dwight Co., Inc.	2,067	115,545
Clorox Co.	1,105	149,363
Energizer Holdings, Inc.	498	31,713
Spectrum Brands Holdings, Inc.	357	31,191
		327,812
Personal Products - 0.2%
Coty, Inc. Class A	3,987	53,466
Herbalife Nutrition Ltd. (a)	980	50,597
Nu Skin Enterprises, Inc. Class A	464	33,802
		137,865

TOTAL CONSUMER STAPLES		2,607,427

ENERGY - 5.2%
Energy Equipment & Services - 0.5%
Helmerich & Payne, Inc.	892	54,724
Nabors Industries Ltd.	2,960	17,701
National Oilwell Varco, Inc.	3,239	157,480
Patterson-UTI Energy, Inc.	1,875	32,250
RPC, Inc.	479	7,089
Transocean Ltd. (United States) (a)	3,591	46,216
Weatherford International PLC (a)(b)	8,499	28,812
		344,272
Oil, Gas & Consumable Fuels - 4.7%
Andeavor	1,198	179,772
Antero Resources Corp. (a)	2,036	41,819
Apache Corp.	3,256	149,776
Cabot Oil & Gas Corp.	3,779	88,807
Centennial Resource Development, Inc. Class A (a)	1,570	28,197
Cheniere Energy, Inc. (a)	1,770	112,395
Chesapeake Energy Corp. (a)(b)	7,565	35,707
Cimarex Energy Co.	796	78,486
CNX Resources Corp. (a)	1,814	29,532
Concho Resources, Inc. (a)	1,652	240,944
Continental Resources, Inc. (a)	740	47,264
Devon Energy Corp.	4,454	200,475
Diamondback Energy, Inc.	832	109,782
Energen Corp. (a)	748	55,487
EQT Corp.	2,241	111,333
Extraction Oil & Gas, Inc. (a)	972	14,697
Hess Corp.	2,245	147,339
HollyFrontier Corp.	1,368	102,025
Kosmos Energy Ltd. (a)	2,073	15,713
Marathon Oil Corp.	7,201	152,085
Murphy Oil Corp.	1,405	46,730
Newfield Exploration Co. (a)	1,705	48,968
Noble Energy, Inc.	4,064	146,670
ONEOK, Inc.	3,490	245,836
Parsley Energy, Inc. Class A (a)	2,206	69,335
PBF Energy, Inc. Class A	939	43,851
QEP Resources, Inc. (a)	1,958	20,344
Range Resources Corp.	1,748	26,972
SM Energy Co.	951	26,162
Targa Resources Corp.	1,846	94,275
The Williams Companies, Inc.	7,054	209,857
Whiting Petroleum Corp. (a)	751	37,287
WPX Energy, Inc. (a)	3,398	63,780
		3,021,702

TOTAL ENERGY		3,365,974

FINANCIALS - 13.6%
Banks - 4.6%
Associated Banc-Corp.	1,437	38,799
Bank of Hawaii Corp.	363	29,218
Bank of the Ozarks, Inc.	1,043	42,659
BankUnited, Inc.	878	34,119
BOK Financial Corp.	220	21,413
CIT Group, Inc.	1,069	56,582
Citizens Financial Group, Inc.	4,119	163,854
Comerica, Inc.	1,449	140,466
Commerce Bancshares, Inc.	809	54,041
Cullen/Frost Bankers, Inc.	486	53,698
East West Bancorp, Inc.	1,229	79,565
Fifth Third Bancorp	5,820	172,214
First Citizen Bancshares, Inc.	67	27,257
First Hawaiian, Inc.	561	15,854
First Horizon National Corp.	2,792	49,949
First Republic Bank	1,361	134,548
FNB Corp., Pennsylvania	2,781	35,680
Huntington Bancshares, Inc.	9,318	143,870
KeyCorp	8,970	187,204
M&T Bank Corp.	1,228	212,874
PacWest Bancorp	1,067	53,585
Peoples United Financial, Inc.	2,902	52,903
Pinnacle Financial Partners, Inc.	644	40,250
Popular, Inc.	850	42,186
Prosperity Bancshares, Inc.	567	39,775
Regions Financial Corp.	9,538	177,502
Signature Bank	454	49,808
Sterling Bancorp	1,912	42,446
SunTrust Banks, Inc.	3,937	283,740
SVB Financial Group (a)	449	138,238
Synovus Financial Corp.	986	48,728
TCF Financial Corp.	1,394	35,003
Texas Capital Bancshares, Inc. (a)	427	38,772
Umpqua Holdings Corp.	1,857	39,554
Webster Financial Corp.	788	50,850
Western Alliance Bancorp. (a)	831	47,134
Wintrust Financial Corp.	474	41,584
Zions Bancorporation	1,671	86,391
		3,002,313
Capital Markets - 3.4%
Affiliated Managers Group, Inc.	462	73,925
Ameriprise Financial, Inc.	1,228	178,883
BGC Partners, Inc. Class A	2,233	23,982
Brighthouse Financial, Inc.	1,012	43,951
Cboe Global Markets, Inc.	945	91,788
E*TRADE Financial Corp. (a)	2,252	134,692
Eaton Vance Corp. (non-vtg.)	981	52,121
Evercore, Inc. Class A	339	38,307
FactSet Research Systems, Inc.	320	64,435
Franklin Resources, Inc.	2,678	91,909
Interactive Brokers Group, Inc.	593	35,497
Invesco Ltd.	3,433	92,657
Lazard Ltd. Class A	977	53,051
Legg Mason, Inc.	719	24,539
LPL Financial	753	49,916
MarketAxess Holdings, Inc.	310	60,069
Moody's Corp.	1,417	242,477
Morningstar, Inc.	154	20,328
MSCI, Inc.	748	124,310
Northern Trust Corp.	1,762	192,446
Raymond James Financial, Inc.	1,109	101,573
SEI Investments Co.	1,128	67,612
T. Rowe Price Group, Inc.	2,007	238,994
The NASDAQ OMX Group, Inc.	1,005	91,857
Virtu Financial, Inc. Class A	314	6,327
		2,195,646
Consumer Finance - 1.0%
Ally Financial, Inc.	3,687	98,664
Credit Acceptance Corp. (a)	96	36,826
Discover Financial Services	2,951	210,731
Navient Corp.	2,181	28,811
OneMain Holdings, Inc. (a)	653	21,712
Santander Consumer U.S.A. Holdings, Inc.	984	18,932
SLM Corp. (a)	3,712	41,908
Synchrony Financial	6,430	186,084
		643,668
Diversified Financial Services - 0.2%
AXA Equitable Holdings, Inc.	1,162	25,552
Jefferies Financial Group, Inc.	2,648	64,214
Voya Financial, Inc.	1,441	72,799
		162,565
Insurance - 3.7%
Alleghany Corp.	126	79,288
American Financial Group, Inc.	614	69,192
American National Insurance Co.	62	7,997
Arch Capital Group Ltd. (a)	3,272	99,992
Arthur J. Gallagher & Co.	1,529	109,094
Aspen Insurance Holdings Ltd.	505	20,427
Assurant, Inc.	440	48,532
Assured Guaranty Ltd.	935	36,390
Athene Holding Ltd. (a)	1,350	61,925
Axis Capital Holdings Ltd.	698	39,479
Brown & Brown, Inc.	1,984	58,052
Cincinnati Financial Corp.	1,313	99,302
CNA Financial Corp.	229	10,713
Erie Indemnity Co. Class A	203	25,221
Everest Re Group Ltd.	342	74,676
First American Financial Corp.	913	51,128
FNF Group	2,233	90,437
Hanover Insurance Group, Inc.	361	45,277
Hartford Financial Services Group, Inc.	3,041	160,261
Lincoln National Corp.	1,845	125,645
Loews Corp.	2,392	121,466
Markel Corp. (a)	115	134,550
Mercury General Corp.	220	11,315
Old Republic International Corp.	2,394	51,016
Principal Financial Group, Inc.	2,390	138,811
Reinsurance Group of America, Inc.	545	77,118
RenaissanceRe Holdings Ltd.	335	44,170
Torchmark Corp.	906	79,791
Unum Group	1,789	71,077
W.R. Berkley Corp.	809	61,330
White Mountains Insurance Group Ltd.	26	23,739
Willis Group Holdings PLC	1,119	178,391
XL Group Ltd.	2,141	120,388
		2,426,190
Mortgage Real Estate Investment Trusts - 0.6%
AGNC Investment Corp.	3,608	70,248
Annaly Capital Management, Inc.	9,738	104,391
Chimera Investment Corp.	1,529	29,204
MFA Financial, Inc.	3,494	28,127
New Residential Investment Corp.	2,817	50,396
Starwood Property Trust, Inc.	2,151	49,129
Two Harbors Investment Corp.	2,033	31,512
		363,007
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	4,074	43,877
TFS Financial Corp.	383	5,829
		49,706

TOTAL FINANCIALS		8,843,095

HEALTH CARE - 9.6%
Biotechnology - 1.5%
Agios Pharmaceuticals, Inc. (a)	432	37,329
Alkermes PLC (a)	1,311	57,487
Alnylam Pharmaceuticals, Inc. (a)	756	71,820
BioMarin Pharmaceutical, Inc. (a)	1,496	150,438
bluebird bio, Inc. (a)	452	70,015
Exact Sciences Corp. (a)	1,015	59,327
Exelixis, Inc. (a)	2,490	51,543
Incyte Corp. (a)	1,487	98,945
Ionis Pharmaceuticals, Inc. (a)	1,067	46,607
Neurocrine Biosciences, Inc. (a)	757	76,071
Sage Therapeutics, Inc. (a)	384	55,419
Sarepta Therapeutics, Inc. (a)	524	60,910
Seattle Genetics, Inc. (a)	910	64,064
TESARO, Inc. (a)(b)	329	11,459
United Therapeutics Corp. (a)	365	44,862
		956,296
Health Care Equipment & Supplies - 3.3%
Abiomed, Inc. (a)	357	126,567
Align Technology, Inc. (a)	672	239,669
Cantel Medical Corp.	315	29,204
Dentsply Sirona, Inc.	1,891	90,976
DexCom, Inc. (a)	737	70,111
Edwards Lifesciences Corp. (a)	1,783	253,988
Hill-Rom Holdings, Inc.	563	53,035
Hologic, Inc. (a)	2,295	98,478
ICU Medical, Inc. (a)	135	38,718
IDEXX Laboratories, Inc. (a)	730	178,799
Insulet Corp. (a)	500	41,580
Integra LifeSciences Holdings Corp. (a)	608	37,897
Masimo Corp. (a)	380	37,780
Penumbra, Inc. (a)	256	36,416
ResMed, Inc.	1,189	125,772
Steris PLC	718	82,189
Teleflex, Inc.	386	105,266
The Cooper Companies, Inc.	410	106,805
Varian Medical Systems, Inc. (a)	775	89,474
West Pharmaceutical Services, Inc.	624	68,422
Zimmer Biomet Holdings, Inc.	1,731	217,275
		2,128,421
Health Care Providers & Services - 2.2%
Acadia Healthcare Co., Inc. (a)	726	28,662
AmerisourceBergen Corp.	1,364	111,616
Cardinal Health, Inc.	2,648	132,268
Centene Corp. (a)	1,723	224,559
Chemed Corp.	132	41,716
DaVita HealthCare Partners, Inc. (a)	1,144	80,400
Envision Healthcare Corp. (a)	1,021	45,189
HealthSouth Corp.	838	63,378
Henry Schein, Inc. (a)	1,296	102,915
Laboratory Corp. of America Holdings (a)	870	152,546
MEDNAX, Inc. (a)	776	33,205
Molina Healthcare, Inc. (a)	523	54,439
Premier, Inc. (a)	436	16,306
Quest Diagnostics, Inc.	1,147	123,555
Universal Health Services, Inc. Class B	716	87,424
Wellcare Health Plans, Inc. (a)	377	100,817
		1,398,995
Health Care Technology - 0.4%
athenahealth, Inc. (a)	341	51,392
Cerner Corp. (a)	2,701	167,678
Veeva Systems, Inc. Class A (a)	1,016	76,840
		295,910
Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc.	2,747	181,412
Bio-Rad Laboratories, Inc. Class A (a)	181	55,504
Bio-Techne Corp.	315	50,602
Bruker Corp.	863	27,961
Charles River Laboratories International, Inc. (a)	404	50,217
Mettler-Toledo International, Inc. (a)	212	125,612
PerkinElmer, Inc.	930	73,637
PRA Health Sciences, Inc. (a)	431	45,315
QIAGEN NV (a)	1,894	68,411
Quintiles Transnational Holdings, Inc. (a)	1,385	168,887
Waters Corp. (a)	658	129,804
		977,362
Pharmaceuticals - 0.7%
Catalent, Inc. (a)	1,207	50,332
Jazz Pharmaceuticals PLC (a)	498	86,194
Mylan NV (a)	4,368	162,970
Nektar Therapeutics (a)	1,319	69,379
Perrigo Co. PLC	1,097	88,330
		457,205

TOTAL HEALTH CARE		6,214,189

INDUSTRIALS - 13.9%
Aerospace & Defense - 2.1%
Arconic, Inc.	3,677	79,754
BWX Technologies, Inc.	835	54,910
Curtiss-Wright Corp.	375	49,886
Harris Corp.	1,009	166,435
HEICO Corp.	335	25,584
HEICO Corp. Class A	639	41,375
Hexcel Corp.	754	52,034
Huntington Ingalls Industries, Inc.	371	86,462
L3 Technologies, Inc.	662	141,959
Rockwell Collins, Inc.	1,400	194,586
Spirit AeroSystems Holdings, Inc. Class A	957	89,240
Teledyne Technologies, Inc. (a)	297	65,168
Textron, Inc.	2,181	148,897
TransDigm Group, Inc.	410	153,971
		1,350,261
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	1,179	108,739
Expeditors International of Washington, Inc.	1,480	112,732
XPO Logistics, Inc. (a)	1,005	100,219
		321,690
Airlines - 0.7%
Alaska Air Group, Inc.	1,022	64,212
American Airlines Group, Inc.	3,571	141,197
Copa Holdings SA Class A	266	25,892
JetBlue Airways Corp. (a)	2,696	48,528
United Continental Holdings, Inc. (a)	2,114	169,966
		449,795
Building Products - 0.8%
A.O. Smith Corp.	1,193	71,019
Allegion PLC	814	66,374
Armstrong World Industries, Inc. (a)	383	26,006
Fortune Brands Home & Security, Inc.	1,237	71,746
Lennox International, Inc.	309	67,078
Masco Corp.	2,625	105,866
Owens Corning	940	58,487
USG Corp. (a)	679	29,346
		495,922
Commercial Services & Supplies - 0.9%
Cintas Corp.	743	151,929
Clean Harbors, Inc. (a)	442	25,163
Copart, Inc. (a)	1,710	98,137
KAR Auction Services, Inc.	1,142	67,892
Republic Services, Inc.	1,872	135,683
Rollins, Inc.	809	44,446
Stericycle, Inc. (a)	703	49,112
		572,362
Construction & Engineering - 0.4%
AECOM (a)	1,362	45,709
Fluor Corp.	1,180	60,475
Jacobs Engineering Group, Inc.	1,074	72,635
Quanta Services, Inc. (a)	1,270	43,269
Valmont Industries, Inc.	190	26,534
		248,622
Electrical Equipment - 1.2%
Acuity Brands, Inc.	342	47,548
AMETEK, Inc.	1,944	151,243
Fortive Corp.	2,609	214,147
GrafTech International Ltd.	302	6,402
Hubbell, Inc. Class B	459	56,572
Regal Beloit Corp.	373	32,059
Rockwell Automation, Inc.	1,061	199,001
Sensata Technologies, Inc. PLC (a)	1,444	78,510
		785,482
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	507	62,280
ITT, Inc.	744	42,162
Roper Technologies, Inc.	861	259,936
		364,378
Machinery - 3.6%
AGCO Corp.	565	35,606
Allison Transmission Holdings, Inc.	1,024	48,128
Apergy Corp. (a)	668	27,388
Colfax Corp. (a)	768	24,806
Crane Co.	425	38,492
Cummins, Inc.	1,296	185,082
Donaldson Co., Inc.	1,101	52,518
Dover Corp.	1,303	108,123
Flowserve Corp.	1,103	48,896
Gardner Denver Holdings, Inc. (a)	901	25,778
Gates Industrial Corp. PLC (a)	380	5,917
Graco, Inc.	1,392	64,227
IDEX Corp.	654	100,441
Ingersoll-Rand PLC	2,103	207,167
Lincoln Electric Holdings, Inc.	535	50,258
Middleby Corp. (a)(b)	466	47,756
Nordson Corp.	492	65,982
Oshkosh Corp.	621	46,730
PACCAR, Inc.	2,917	191,705
Parker Hannifin Corp.	1,128	190,688
Pentair PLC	1,352	60,367
Snap-On, Inc.	473	80,216
Stanley Black & Decker, Inc.	1,313	196,254
Terex Corp.	581	25,634
Timken Co.	587	28,910
Toro Co.	883	53,148
Trinity Industries, Inc.	1,243	47,358
WABCO Holdings, Inc. (a)	449	56,430
Wabtec Corp. (b)	724	79,872
Xylem, Inc.	1,514	115,912
		2,309,789
Marine - 0.1%
Kirby Corp. (a)	495	41,308
Professional Services - 1.4%
CoStar Group, Inc. (a)	305	126,834
Dun & Bradstreet Corp.	317	39,907
Equifax, Inc.	1,016	127,508
IHS Markit Ltd. (a)	3,311	175,582
Manpower, Inc.	554	51,666
Nielsen Holdings PLC	3,012	70,963
Robert Half International, Inc.	1,022	77,427
TransUnion Holding Co., Inc.	1,552	112,365
Verisk Analytics, Inc. (a)	1,370	151,549
		933,801
Road & Rail - 0.7%
AMERCO	59	22,248
Genesee & Wyoming, Inc. Class A (a)	508	43,688
J.B. Hunt Transport Services, Inc.	740	88,726
Kansas City Southern	870	101,155
Knight-Swift Transportation Holdings, Inc. Class A	1,087	35,382
Landstar System, Inc.	357	39,681
Old Dominion Freight Lines, Inc.	563	82,648
Ryder System, Inc.	443	34,687
Schneider National, Inc. Class B	378	9,881
		458,096
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	841	36,970
Fastenal Co.	2,444	139,137
HD Supply Holdings, Inc. (a)	1,583	69,620
MSC Industrial Direct Co., Inc. Class A	380	32,159
United Rentals, Inc. (a)	714	106,243
Univar, Inc. (a)	981	26,968
W.W. Grainger, Inc.	386	133,772
Watsco, Inc.	270	46,578
WESCO International, Inc. (a)	388	23,668
		615,115
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC (b)	678	30,788

TOTAL INDUSTRIALS		8,977,409

INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 1.1%
Arista Networks, Inc. (a)	484	123,773
Arris International PLC (a)	1,470	37,132
CommScope Holding Co., Inc. (a)	1,601	51,408
EchoStar Holding Corp. Class A (a)	392	17,636
F5 Networks, Inc. (a)	516	88,432
Juniper Networks, Inc.	2,924	77,018
Motorola Solutions, Inc.	1,381	167,515
Palo Alto Networks, Inc. (a)	754	149,488
Ubiquiti Networks, Inc. (a)(b)	169	13,956
		726,358
Electronic Equipment & Components - 2.2%
ADT, Inc. (b)	878	7,911
Amphenol Corp. Class A	2,506	234,336
Arrow Electronics, Inc. (a)	742	56,273
Avnet, Inc.	998	43,762
CDW Corp.	1,264	106,290
Cognex Corp.	1,410	74,420
Coherent, Inc. (a)	208	32,876
Corning, Inc.	6,948	230,535
Dell Technologies, Inc. (a)	1,696	156,914
Dolby Laboratories, Inc. Class A	514	33,127
FLIR Systems, Inc.	1,144	67,038
IPG Photonics Corp. (a)	305	50,032
Jabil, Inc.	1,408	39,663
Keysight Technologies, Inc. (a)	1,581	91,698
Littelfuse, Inc.	203	44,014
National Instruments Corp.	946	41,444
Trimble, Inc. (a)	2,127	75,083
Zebra Technologies Corp. Class A (a)	453	62,482
		1,447,898
Internet Software & Services - 1.6%
2U, Inc. (a)	451	34,123
Akamai Technologies, Inc. (a)	1,405	105,740
DocuSign, Inc. (b)	218	11,750
GoDaddy, Inc. (a)	1,279	94,160
GrubHub, Inc. (a)	763	93,002
IAC/InterActiveCorp (a)	632	93,062
LogMeIn, Inc.	430	34,852
Match Group, Inc. (a)(b)	445	16,073
Nutanix, Inc. Class A (a)	905	44,245
Okta, Inc. (a)	732	36,344
Twilio, Inc. Class A (a)	598	34,618
Twitter, Inc. (a)	6,001	191,252
VeriSign, Inc. (a)	894	129,836
Zillow Group, Inc.:
Class A (a)	481	27,114
Class C (a)	957	53,305
		999,476
IT Services - 4.5%
Alliance Data Systems Corp.	407	91,526
Amdocs Ltd.	1,223	82,650
Booz Allen Hamilton Holding Corp. Class A	1,214	57,386
Broadridge Financial Solutions, Inc.	991	111,963
Conduent, Inc. (a)	1,602	28,772
CoreLogic, Inc. (a)	688	33,506
DXC Technology Co.	2,424	205,410
EPAM Systems, Inc. (a)	434	56,511
Euronet Worldwide, Inc. (a)	414	38,063
Fidelity National Information Services, Inc.	2,802	288,970
First Data Corp. Class A (a)	4,048	94,156
Fiserv, Inc. (a)	3,476	262,368
FleetCor Technologies, Inc. (a)	756	164,052
Gartner, Inc. (a)	749	101,437
Genpact Ltd.	1,259	38,248
Global Payments, Inc.	1,343	151,182
Jack Henry & Associates, Inc.	654	88,094
Leidos Holdings, Inc.	1,212	82,925
Paychex, Inc.	2,729	188,356
Sabre Corp.	2,039	50,200
Square, Inc. (a)	2,427	156,906
Teradata Corp. (a)	1,013	38,788
The Western Union Co.	3,930	79,229
Total System Services, Inc.	1,522	139,324
WEX, Inc. (a)	353	67,006
Worldpay, Inc. (a)	2,479	203,749
		2,900,777
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc. (a)(b)	7,713	141,379
Analog Devices, Inc.	3,133	301,203
Cypress Semiconductor Corp.	3,024	53,857
First Solar, Inc. (a)	684	35,807
KLA-Tencor Corp.	1,328	155,934
Lam Research Corp.	1,397	266,324
Marvell Technology Group Ltd.	4,609	98,218
Maxim Integrated Products, Inc.	2,375	145,208
Microchip Technology, Inc.	1,957	182,843
MKS Instruments, Inc.	453	42,718
Monolithic Power Systems, Inc.	344	45,642
ON Semiconductor Corp. (a)	3,575	78,829
Qorvo, Inc. (a)	1,066	87,156
Skyworks Solutions, Inc.	1,545	146,126
Teradyne, Inc.	1,635	70,714
Universal Display Corp. (b)	360	34,668
Versum Materials, Inc.	925	35,659
Xilinx, Inc.	2,165	156,032
		2,078,317
Software - 4.6%
ANSYS, Inc. (a)	704	118,892
Aspen Technology, Inc. (a)	613	58,719
Atlassian Corp. PLC (a)	785	56,842
Autodesk, Inc. (a)	1,867	239,797
Black Knight, Inc. (a)	1,213	62,651
CA Technologies, Inc.	2,651	117,201
Cadence Design Systems, Inc. (a)	2,363	104,185
CDK Global, Inc.	1,114	69,569
Ceridian HCM Holding, Inc.	189	6,192
Citrix Systems, Inc. (a)	1,156	127,125
Fair Isaac Corp. (a)	248	49,962
FireEye, Inc. (a)(b)	1,569	24,367
Fortinet, Inc. (a)	1,178	74,108
Guidewire Software, Inc. (a)	687	59,219
Manhattan Associates, Inc. (a)	553	26,610
Nuance Communications, Inc. (a)	2,497	36,881
Parametric Technology Corp. (a)	967	88,877
Paycom Software, Inc. (a)	417	44,306
Pegasystems, Inc.	323	17,959
Proofpoint, Inc. (a)	424	48,357
RealPage, Inc. (a)	590	32,509
Red Hat, Inc. (a)	1,500	211,845
RingCentral, Inc. (a)	568	41,890
ServiceNow, Inc. (a)	1,492	262,532
Splunk, Inc. (a)	1,234	118,587
SS&C Technologies Holdings, Inc.	1,742	92,448
Symantec Corp.	5,272	106,600
Synopsys, Inc. (a)	1,252	111,966
Tableau Software, Inc. (a)	580	59,781
Take-Two Interactive Software, Inc. (a)	962	108,725
Tyler Technologies, Inc. (a)	324	72,897
Ultimate Software Group, Inc. (a)	255	70,607
Workday, Inc. Class A (a)	1,238	153,537
Zendesk, Inc. (a)	862	46,953
Zynga, Inc. (a)	6,530	24,749
		2,947,445
Technology Hardware, Storage & Peripherals - 0.7%
NCR Corp. (a)	983	27,445
NetApp, Inc.	2,289	177,443
Pure Storage, Inc. Class A (a)	1,380	29,891
Western Digital Corp.	2,547	178,672
Xerox Corp.	1,908	49,551
		463,002

TOTAL INFORMATION TECHNOLOGY		11,563,273

MATERIALS - 5.4%
Chemicals - 2.0%
Albemarle Corp. U.S.	930	87,606
Ashland Global Holdings, Inc.	528	43,354
Axalta Coating Systems Ltd. (a)	1,838	55,600
Cabot Corp.	516	34,108
Celanese Corp. Class A	1,155	136,417
CF Industries Holdings, Inc.	1,969	87,463
Eastman Chemical Co.	1,213	125,691
FMC Corp.	1,132	101,744
Huntsman Corp.	1,874	62,835
International Flavors & Fragrances, Inc.	673	89,347
NewMarket Corp.	68	27,842
Olin Corp.	1,407	41,521
Platform Specialty Products Corp. (a)	1,838	22,718
RPM International, Inc.	1,106	71,193
The Chemours Co. LLC	1,521	69,677
The Mosaic Co.	2,965	89,276
The Scotts Miracle-Gro Co. Class A	342	27,165
Valvoline, Inc.	1,670	37,725
W.R. Grace & Co.	566	41,805
Westlake Chemical Corp.	308	33,024
		1,286,111
Construction Materials - 0.5%
Eagle Materials, Inc.	402	39,939
Martin Marietta Materials, Inc.	531	105,892
nVent Electric PLC	1,359	37,237
Vulcan Materials Co.	1,119	125,328
		308,396
Containers & Packaging - 1.5%
Aptargroup, Inc.	521	53,366
Ardagh Group SA	137	2,174
Avery Dennison Corp.	741	84,978
Ball Corp.	2,903	113,130
Bemis Co., Inc.	770	35,351
Berry Global Group, Inc. (a)	1,127	55,054
Crown Holdings, Inc. (a)	1,104	49,978
Graphic Packaging Holding Co.	2,622	38,098
International Paper Co.	3,515	188,861
Owens-Illinois, Inc. (a)	1,386	25,890
Packaging Corp. of America	789	89,078
Sealed Air Corp.	1,373	60,508
Silgan Holdings, Inc.	672	18,487
Sonoco Products Co.	838	46,777
WestRock Co.	2,172	125,933
		987,663
Metals & Mining - 1.3%
Alcoa Corp. (a)	1,578	68,280
Freeport-McMoRan, Inc.	12,275	202,538
Newmont Mining Corp.	4,524	165,940
Nucor Corp.	2,708	181,246
Reliance Steel & Aluminum Co.	592	53,398
Royal Gold, Inc.	555	46,959
Steel Dynamics, Inc.	1,914	90,130
United States Steel Corp.	1,506	54,864
		863,355
Paper & Forest Products - 0.1%
Domtar Corp.	540	26,039

TOTAL MATERIALS		3,471,564

REAL ESTATE - 8.6%
Equity Real Estate Investment Trusts (REITs) - 8.1%
Alexandria Real Estate Equities, Inc.	858	109,344
American Campus Communities, Inc.	1,157	47,726
American Homes 4 Rent Class A	2,194	48,575
Apartment Investment & Management Co. Class A	1,325	56,511
Apple Hospitality (REIT), Inc.	1,835	33,012
AvalonBay Communities, Inc.	1,172	207,268
Boston Properties, Inc.	1,313	164,821
Brandywine Realty Trust (SBI)	1,440	23,746
Brixmor Property Group, Inc.	2,551	45,127
Camden Property Trust (SBI)	753	69,720
Colony NorthStar, Inc.	4,152	25,576
Columbia Property Trust, Inc.	1,018	23,597
CoreSite Realty Corp.	291	32,621
Corporate Office Properties Trust (SBI)	894	26,588
CubeSmart	1,534	46,572
CyrusOne, Inc.	824	51,022
DCT Industrial Trust, Inc.	800	53,496
DDR Corp.	1,309	17,933
Digital Realty Trust, Inc.	1,746	211,999
Douglas Emmett, Inc.	1,375	53,405
Duke Realty Corp.	3,062	89,165
Empire State Realty Trust, Inc.	1,122	18,704
EPR Properties	636	42,288
Equity Commonwealth (a)	990	31,918
Equity Lifestyle Properties, Inc.	709	64,512
Equity Residential (SBI)	3,033	198,449
Essex Property Trust, Inc.	558	134,171
Extra Space Storage, Inc.	1,029	96,695
Federal Realty Investment Trust (SBI)	619	77,685
Forest City Realty Trust, Inc. Class A	1,808	45,146
Gaming & Leisure Properties	1,691	61,417
General Growth Properties, Inc.	5,283	112,634
HCP, Inc.	3,977	103,004
Healthcare Trust of America, Inc.	1,744	47,646
Highwoods Properties, Inc. (SBI)	915	44,936
Hospitality Properties Trust (SBI)	1,396	39,465
Host Hotels & Resorts, Inc.	6,226	130,372
Hudson Pacific Properties, Inc.	1,327	45,463
Invitation Homes, Inc.	2,560	59,162
Iron Mountain, Inc.	2,423	85,072
JBG SMITH Properties	873	31,865
Kilroy Realty Corp.	819	59,746
Kimco Realty Corp.	3,462	57,781
Lamar Advertising Co. Class A	699	51,467
Liberty Property Trust (SBI)	1,248	53,489
Life Storage, Inc.	389	37,328
Medical Properties Trust, Inc.	3,101	44,685
Mid-America Apartment Communities, Inc.	974	98,160
National Retail Properties, Inc.	1,317	58,751
Omega Healthcare Investors, Inc.	1,662	49,345
Outfront Media, Inc.	1,179	25,054
Paramount Group, Inc.	1,784	27,545
Park Hotels & Resorts, Inc.	1,683	52,644
Rayonier, Inc.	1,090	38,161
Realty Income Corp.	2,401	133,904
Regency Centers Corp.	1,309	83,292
Retail Properties America, Inc.	1,908	23,945
SBA Communications Corp. Class A (a)	967	153,028
Senior Housing Properties Trust (SBI)	2,021	36,055
SL Green Realty Corp.	722	74,445
Spirit Realty Capital, Inc.	3,642	30,484
Store Capital Corp.	1,520	41,724
Sun Communities, Inc.	657	63,703
Taubman Centers, Inc.	503	31,211
The Macerich Co.	1,159	68,451
UDR, Inc.	2,233	85,926
Uniti Group, Inc.	1,382	24,434
Ventas, Inc.	3,039	171,339
VEREIT, Inc.	8,217	62,696
Vornado Realty Trust	1,454	104,572
Weingarten Realty Investors (SBI)	1,021	30,855
Welltower, Inc.	3,165	198,129
Weyerhaeuser Co.	6,432	219,846
WP Carey, Inc.	898	58,711
		5,259,334
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	2,719	135,406
Howard Hughes Corp. (a)	326	44,189
Jones Lang LaSalle, Inc.	381	65,155
Realogy Holdings Corp. (b)	1,083	23,685
Retail Value, Inc. (a)	122	4,031
VICI Properties, Inc.	2,320	47,212
		319,678

TOTAL REAL ESTATE		5,579,012

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.3%
CenturyLink, Inc.	8,136	152,713
Zayo Group Holdings, Inc. (a)	1,690	62,682
		215,395
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)(b)	5,438	29,528
Telephone & Data Systems, Inc.	843	21,286
U.S. Cellular Corp. (a)	102	3,505
		54,319

TOTAL TELECOMMUNICATION SERVICES		269,714

UTILITIES - 5.9%
Electric Utilities - 2.5%
Alliant Energy Corp.	1,990	85,510
Edison International	2,697	179,701
Entergy Corp.	1,526	124,033
Evergy, Inc.	2,287	128,278
Eversource Energy	2,699	163,883
FirstEnergy Corp.	4,033	142,889
Hawaiian Electric Industries, Inc.	917	32,251
OGE Energy Corp.	1,701	61,644
PG&E Corp.	4,385	188,906
Pinnacle West Capital Corp.	948	76,248
PPL Corp.	5,968	171,699
Vistra Energy Corp. (a)	3,464	78,286
Xcel Energy, Inc.	4,347	203,700
		1,637,028
Gas Utilities - 0.3%
Atmos Energy Corp.	926	85,072
National Fuel Gas Co.	690	37,053
UGI Corp.	1,467	77,956
		200,081
Independent Power and Renewable Electricity Producers - 0.3%
NRG Energy, Inc.	2,662	84,306
The AES Corp.	5,631	75,230
		159,536
Multi-Utilities - 2.5%
Ameren Corp.	2,055	127,533
Avangrid, Inc.	463	23,178
CenterPoint Energy, Inc.	3,675	104,664
CMS Energy Corp.	2,383	115,194
Consolidated Edison, Inc.	2,643	208,612
DTE Energy Co.	1,533	166,392
MDU Resources Group, Inc.	1,643	47,647
NiSource, Inc.	3,082	80,687
Public Service Enterprise Group, Inc.	4,295	221,450
SCANA Corp.	1,213	48,508
Sempra Energy	2,242	259,153
Vectren Corp.	696	49,743
WEC Energy Group, Inc.	2,685	178,203
		1,630,964
Water Utilities - 0.3%
American Water Works Co., Inc.	1,516	133,787
Aqua America, Inc.	1,517	56,038
		189,825

TOTAL UTILITIES		3,817,434

TOTAL COMMON STOCKS
(Cost $60,993,732)		63,775,591

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 1.96% (c)	922,152	922,337
Fidelity Securities Lending Cash Central Fund 1.97% (c)(d)	883,543	883,631
TOTAL MONEY MARKET FUNDS
(Cost $1,805,970)		1,805,968
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $62,799,702)		65,581,559
NET OTHER ASSETS (LIABILITIES) - (1.3)%(e)		(826,808)
NET ASSETS - 100%		$64,754,751

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	5	Sept. 2018	$993,000	$627	$627

The notional amount of futures purchased as a percentage of Net Assets is 1.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $37,500 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,491
Fidelity Securities Lending Cash Central Fund	559
Total	$4,050

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 28, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 28, 2018